FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.1%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,000	$6,545
China 37.4%
360 DigiTech Inc.	Consumer Finance	724	12,525
360 Security Technology Inc., A	Software	2,800	3,558
[a] 3SBio Inc., 144A	Biotechnology	8,000	6,362
[a] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	4,000	6,433
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	4,000	9,206
ADAMA Ltd.	Chemicals	400	723
Addsino Co. Ltd., A	Communications Equipment	800	1,425
	Semiconductors & Semiconductor
[b] Advanced Micro-Fabrication Equipment Inc. China, A	Equipment	200	3,483
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	400	1,677
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	1,200	8,146
Agile Group Holdings Ltd.	Real Estate Management & Development	8,000	3,201
Agricultural Bank of China Ltd., A	Banks	38,000	17,118
Agricultural Bank of China Ltd., H	Banks	173,000	65,258
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	2,159	14,418
[b] Air China Ltd., A	Airlines	2,400	4,156
Air China Ltd., H	Airlines	10,000	8,691
Airtac International Group	Machinery	880	29,330
[a,b] Akeso Inc., 144A	Biotechnology	3,000	8,812
[b] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	85,300	1,216,405
	Semiconductors & Semiconductor
All Winner Technology Co. Ltd., A	Equipment	400	1,795
[b] Alpha Group, A	Leisure Products	400	280
[b] Aluminum Corp. of China Ltd., A	Metals & Mining	4,800	3,401
Aluminum Corp. of China Ltd., H	Metals & Mining	22,000	8,327
	Semiconductors & Semiconductor
[b] Amlogic Shanghai Co. Ltd., A	Equipment	200	3,013
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	1,200	714
Angang Steel Co. Ltd.	Metals & Mining	2,000	961
Angang Steel Co. Ltd., H	Metals & Mining	8,000	2,987
Angel Yeast Co. Ltd., A	Food Products	400	2,909
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	532	802
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,600	8,420
Anhui Conch Cement Co. Ltd., H	Construction Materials	6,500	28,164
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	400	446
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,232
Anhui Gujing Distillery Co. Ltd., A	Beverages	200	7,448
Anhui Gujing Distillery Co. Ltd., B	Beverages	700	10,919
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	400	1,088
	Technology Hardware, Storage &
Anker Innovations Technology Co. Ltd., A	Peripherals	100	989
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	6,400	78,624
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,231
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	100	4,311
Autohome Inc., ADR	Interactive Media & Services	349	13,726
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	400	1,802
Avic Capital Co. Ltd., A	Diversified Financial Services	3,600	1,858
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,600	2,947
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	14,000	8,011
AVICOPTER PLC, A	Aerospace & Defense	400	2,697
[a] BAIC Motor Corp. Ltd., 144A	Automobiles	14,000	4,657
[b] Baidu Inc., A	Interactive Media & Services	12,600	238,449
Bank of Beijing Co. Ltd., A	Banks	8,000	5,418
Bank of Changsha Co. Ltd., A	Banks	1,200	1,419

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Bank of Chengdu Co. Ltd., A	Banks	400	989
Bank of China Ltd., A	Banks	18,000	8,753
Bank of China Ltd., H	Banks	432,000	172,317
Bank of Communications Co. Ltd., A	Banks	16,000	11,885
Bank of Communications Co. Ltd., H	Banks	42,000	29,010
Bank of Guiyang Co. Ltd., A	Banks	1,200	1,040
Bank of Hangzhou Co. Ltd., A	Banks	2,400	5,363
Bank of Jiangsu Co. Ltd., A	Banks	2,280	2,421
Bank of Nanjing Co. Ltd., A	Banks	3,600	5,595
Bank of Ningbo Co. Ltd., A	Banks	2,780	14,849
Bank of Qingdao Co. Ltd., A	Banks	1,600	864
Bank of Shanghai Co. Ltd., A	Banks	6,080	5,940
[b] Bank of Zhengzhou Co. Ltd.	Banks	3,484	1,398
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	7,200	6,465
BBMG Corp., A	Construction Materials	2,400	992
BBMG Corp., H	Construction Materials	16,000	2,324
[b] BeiGene Ltd.	Biotechnology	3,800	47,700
Beijing Capital Co. Ltd., A	Water Utilities	3,200	1,384
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	800	586
[b] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	10,000	6,818
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	1,200	1,398
Beijing E-Hualu Information Technology Co. Ltd., A	Software	400	1,038
Beijing Easpring Material Technology Co. Ltd., A	Chemicals	200	2,695
Beijing Enlight Media Co. Ltd.	Entertainment	1,200	1,695
Beijing Enterprises Holdings Ltd.	Gas Utilities	3,000	10,667
Beijing Jetsen Technology Co. Ltd., A	Software	1,200	984
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	10,000	2,294
Beijing Kingsoft Office Software Inc., A	Software	141	4,146
Beijing New Building Materials PLC	Building Products	800	4,131
Beijing Orient National Communication Science &Technology Co.
Ltd.	Software	400	550
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	800	622
[b] Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	800	604
Beijing Shiji Information Technology Co. Ltd.	Software	800	1,894
Beijing Shougang Co. Ltd.	Metals & Mining	2,000	1,420
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	400	1,600
Beijing Sinnet Technology Co. Ltd., A	IT Services	800	1,243
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	400	579
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	440	1,594
Beijing Ultrapower Software Co. Ltd.	IT Services	800	493
Beijing United Information Technology Co. Ltd., A	Trading Companies & Distributors	145	1,916
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	145	3,359
Beijing Yanjing Brewery Co. Ltd.	Beverages	800	1,153
	Electronic Equipment, Instruments &
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A	Components	100	2,004
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	445	1,247
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	11,600	8,686
BGI Genomics Co. Ltd., A	Biotechnology	100	1,069
[b] Bilibili Inc., Z	Entertainment	1,440	36,886
[a] Blue Moon Group Holdings Ltd., 144A	Household Products	4,000	3,415
Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	400	570
Bluefocus Intelligent Communications Group Co. Ltd.	Media	800	779
Bluestar Adisseo Co., A	Chemicals	400	572
BOC Hong Kong (Holdings) Ltd.	Banks	20,500	80,987
BOC International China Co. Ltd., A	Capital Markets	400	794
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	14,800	8,698
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	5,600	2,840
Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	400	2,145
Bright Dairy & Food Co. Ltd., A	Food Products	400	754
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	400	1,480

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	9,600	28,750
By-health Co. Ltd., A	Personal Products	800	2,583
BYD Co. Ltd.	Automobiles	800	39,795
BYD Co. Ltd., H	Automobiles	4,700	188,073
BYD Electronic International Co. Ltd.	Communications Equipment	4,500	14,193
C&S Paper Co. Ltd., A	Household Products	400	747
Caitong Securities Co. Ltd., A	Capital Markets	2,020	2,371
Camel Group Co. Ltd., A	Electrical Equipment	460	764
[a,b,c] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	400	4,096
[b] CanSino Biologics Inc., A	Pharmaceuticals	26	772
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	1,200	1,495
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	2,000	1,432
Central China Securities Co. Ltd., A	Capital Markets	1,200	746
Central China Securities Co. Ltd., H	Capital Markets	4,000	678
	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	3,200	1,336
	Independent Power and Renewable
[a] CGN Power Co. Ltd., H, 144A	Electricity Producers	64,000	15,496
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	200	6,963
Changjiang Securities Co. Ltd.	Capital Markets	2,400	2,123
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	2,551
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	800	3,592
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,600	1,220
Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	400	3,601
China Baoan Group Co. Ltd.	Industrial Conglomerates	1,200	2,415
China Cinda Asset Management Co. Ltd., H	Capital Markets	52,000	8,151
China CITIC Bank Corp. Ltd., A	Banks	4,400	3,117
China CITIC Bank Corp. Ltd., H	Banks	54,000	24,155
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,000	3,097
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	10,170
China Communications Services Corp. Ltd., H	Construction & Engineering	14,000	6,155
[b] China Conch Environment Protection Holdings Ltd.	Commercial Services & Supplies	8,000	5,566
China Conch Venture Holdings Ltd.	Construction & Engineering	8,500	18,523
China Construction Bank Corp., A	Banks	4,000	3,616
China Construction Bank Corp., H	Banks	528,000	354,604
China CSSC Holdings Ltd., A	Machinery	1,800	5,096
[a,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	2,000	1,060
[b] China Eastern Airlines Corp. Ltd., A	Airlines	4,400	3,603
[b] China Eastern Airlines Corp. Ltd., H	Airlines	8,000	3,069
[b] China Energy Engineering Corp. Ltd.	Construction & Engineering	13,200	4,666
China Everbright Bank Co. Ltd., A	Banks	17,200	7,722
China Everbright Bank Co. Ltd., H	Banks	17,000	5,503
China Evergrande Group	Real Estate Management & Development	24,000	2,523
[a,c] China Feihe Ltd., 144A, Reg S	Food Products	22,000	25,289
China Galaxy Securities Co. Ltd., A	Capital Markets	800	1,154
China Galaxy Securities Co. Ltd., H	Capital Markets	21,000	12,123
China Great Wall Securities Co. Ltd., A	Capital Markets	800	1,212
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	1,200	1,937
China Hongqiao Group Ltd.	Metals & Mining	12,500	14,130
China International Capital Corp. Ltd., A	Capital Markets	400	2,654
[a] China International Capital Corp. Ltd., H, 144A	Capital Markets	8,500	18,112
China International Marine Containers (Group) Co. Ltd., H	Machinery	2,800	4,539
China International Marine Containers Group Co. Ltd.	Machinery	500	1,033
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	36,000	9,680
China Jushi Co. Ltd., A	Construction Materials	1,771	4,599
China Lesso Group Holdings Ltd.	Building Products	5,000	7,544
China Life Insurance Co. Ltd., H	Insurance	42,000	73,114
[a,b] China Literature Ltd., 144A	Media	2,400	11,592
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	1,228	46,787

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	19,000	36,707
China Medical System Holdings Ltd.	Pharmaceuticals	7,000	10,919
China Meheco Co. Ltd., A	Trading Companies & Distributors	560	1,238
China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	6,295
China Merchants Bank Co. Ltd., A	Banks	8,000	50,356
China Merchants Bank Co. Ltd., H	Banks	21,500	143,846
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	800	910
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	8,000	13,600
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	400	1,072
[a] China Merchants Securities Co. Ltd., 144A	Capital Markets	2,400	2,606
China Merchants Securities Co. Ltd., A	Capital Markets	3,020	6,491
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,800	5,609
China Minmetals Rare Earth Co. Ltd., A	Metals & Mining	400	1,865
China Minsheng Banking Corp. Ltd., A	Banks	14,000	7,768
China Minsheng Banking Corp. Ltd., H	Banks	35,500	12,667
China Molybdenum Co. Ltd., A	Metals & Mining	4,000	3,419
China Molybdenum Co. Ltd., H	Metals & Mining	24,000	13,396
China National Building Material Co. Ltd., H	Construction Materials	24,000	25,630
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	2,400	3,369
	Independent Power and Renewable
China National Nuclear Power Co. Ltd. , A	Electricity Producers	6,600	6,753
China Nonferrous Metal Industry's Foreign Engineeringand
[b] Construction Co. Ltd.	Metals & Mining	800	576
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,600	8,391
China Oilfield Services Ltd., A	Energy Equipment & Services	800	1,665
China Oilfield Services Ltd., H	Energy Equipment & Services	10,000	9,800
China Orient Securities Co. Ltd., A	Capital Markets	3,072	4,678
China Overseas Land & Investment Ltd.	Real Estate Management & Development	21,500	67,950
China Pacific Insurance Group Co. Ltd., A	Insurance	2,800	9,827
China Pacific Insurance Group Co. Ltd., H	Insurance	14,400	35,197
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	13,200	8,033
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	144,000	64,779
China Railway Group Ltd., A	Construction & Engineering	8,000	7,327
China Railway Group Ltd., H	Construction & Engineering	24,000	14,834
	Electronic Equipment, Instruments &
[a,c] China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Components	8,000	2,671
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	2,666	1,801
China Reinsurance Group Corp., H	Insurance	37,000	3,065
China Resources Cement Holdings Ltd.	Construction Materials	12,000	8,059
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,531
	Semiconductors & Semiconductor
China Resources Microelectronics Ltd., A	Equipment	392	3,454
[a] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	3,400	16,855
[a] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	10,000	6,792
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	10,000	20,645
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	400	2,685
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,800	13,908
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	19,500	55,913
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	3,200	1,432
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,849
China South Publishing & Media Group Co. Ltd., A	Media	800	1,126
[b] China Southern Airlines Co. Ltd., A	Airlines	4,400	4,798
China Southern Airlines Co. Ltd., H	Airlines	8,000	4,629
China Southern Power Grid Energy Efficiency&Clean Energy Co.
Ltd., A	Commercial Services & Supplies	1,200	1,137
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	16,800	13,331
China Suntien Green Energy Corp. Ltd., H	Oil, Gas & Consumable Fuels	10,000	5,098
China Taiping Insurance Holdings Co. Ltd.	Insurance	8,000	9,869
	Independent Power and Renewable
China Three Gorges Renewables Group Co. Ltd., A	Electricity Producers	10,000	9,382

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	800	27,795
[a,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	264,000	33,980
China TransInfo Technology Co. Ltd.	IT Services	400	663
[b] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	16,000	3,344
China United Network Communications Ltd., A	Wireless Telecommunication Services	10,000	5,161
China Vanke Co. Ltd., A	Real Estate Management & Development	4,000	12,231
China Vanke Co. Ltd., H	Real Estate Management & Development	10,800	27,141
China World Trade Center Co. Ltd., A	Real Estate Management & Development	400	880
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	9,200	31,727
	Electronic Equipment, Instruments &
China Zhenhua Group Science & Technology Co. Ltd., A	Components	200	4,056
China Zheshang Bank Co. Ltd., A	Banks	2,800	1,387
Chinalin Securities Co. Ltd., A	Capital Markets	400	910
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	400	596
Chongqing Brewery Co. Ltd., A	Beverages	200	4,373
Chongqing Changan Automobile Co. Ltd.	Automobiles	3,120	8,060
Chongqing Changan Automobile Co. Ltd., B	Automobiles	9,438	4,679
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	400	2,060
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	2,000	1,104
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	13,000	4,672
Chongqing Water Group Co. Ltd., A	Water Utilities	400	319
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	600	9,935
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	9,600	18,057
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	22,880	11,488
CITIC Ltd.	Industrial Conglomerates	28,000	28,368
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	2,080	6,252
CITIC Securities Co. Ltd., A	Capital Markets	4,995	16,138
CITIC Securities Co. Ltd., H	Capital Markets	12,500	27,941
CMST Development Co. Ltd., A	Air Freight & Logistics	400	339
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	2,800	1,078
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	900	71,686
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	20,000	4,002
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	5,098
COSCO SHIPPING Holdings Co. Ltd., A	Marine	5,200	10,781
COSCO SHIPPING Holdings Co. Ltd., H	Marine	18,950	26,468
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	45,000	27,871
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	10,600	47,212
CRRC Corp. Ltd., A	Machinery	9,200	7,136
CRRC Corp. Ltd., H	Machinery	24,000	8,931
[a] CSC Financial Co. Ltd., 144A	Capital Markets	5,000	5,301
CSC Financial Co. Ltd., A	Capital Markets	2,000	8,624
CSG Holding Co. Ltd.	Construction Materials	800	885
CSG Holding Co. Ltd.	Construction Materials	6,101	2,270
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	48,000	47,652
Daan Gene Co. Ltd., A	Biotechnology	612	1,569
[b] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	392	3,179
[a] Dali Foods Group Co. Ltd., 144A	Food Products	12,500	6,643
Daqin Railway Co. Ltd., A	Road & Rail	6,000	5,898
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	3,200	1,160
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	16,000	2,651
DHC Software Co. Ltd.	IT Services	1,200	1,131
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	400	1,856
Digital China Information Service Co. Ltd.	IT Services	400	673
Do-Fluoride Chemicals Co. Ltd., A	Chemicals	400	2,918
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	400	2,205
Dongfang Electric Corp. Ltd., A	Electrical Equipment	1,200	2,944
Dongfang Electric Corp. Ltd., H	Electrical Equipment	2,000	2,396
Dongfeng Motor Group Co. Ltd., H	Automobiles	16,000	12,152
Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	400	612
Dongxing Securities Co. Ltd., A	Capital Markets	1,200	1,593
East Group Co. Ltd., A	Electrical Equipment	400	484

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

East Money Information Co. Ltd.	Capital Markets	5,088	19,277
Easyhome New Retail Group Co. Ltd., A	Multiline Retail	1,200	797
Ecovacs Robotics Co. Ltd., A	Household Durables	200	3,636
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	1,200	3,327
ENN Energy Holdings Ltd.	Gas Utilities	4,300	70,635
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	9,600	25,936
Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	1,000	1,075
Eve Energy Co. Ltd.	Electrical Equipment	780	11,344
[a] Everbright Securities Co. Ltd., 144A	Capital Markets	1,600	1,111
Everbright Securities Co. Ltd., A	Capital Markets	1,600	3,761
[a,b] Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	24,000	3,517
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	1,660	1,882
Faw Jiefang Group Co. Ltd.	Automobiles	1,200	1,672
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	400	864
	Electronic Equipment, Instruments &
[b] FIH Mobile Ltd.	Components	20,000	2,855
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	1,200	1,065
First Capital Securities Co. Ltd.	Capital Markets	1,600	1,530
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	3,000	10,552
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	400	2,273
Focus Media Information Technology Co. Ltd., A	Media	6,200	6,224
Foshan Haitian Flavouring & Food Co. Ltd., A	Food Products	1,600	21,565
Fosun International Ltd.	Industrial Conglomerates	12,000	11,087
Founder Securities Co. Ltd., A	Capital Markets	3,400	3,403
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	5,200	7,632
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	100	2,504
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	400	839
Fujian Sunner Development Co. Ltd.	Food Products	400	1,144
[b] Full Truck Alliance Co. Ltd., Sponsored ADR	Road & Rail	3,628	32,870
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	800	4,989
[a] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	3,600	18,259
Ganfeng Lithium Co. Ltd.	Metals & Mining	500	11,090
[a] Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	1,400	15,406
	Semiconductors & Semiconductor
[b] GCL System Integration Technology Co. Ltd.	Equipment	1,600	888
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	6,400	3,733
[b] GDS Holdings Ltd., A	IT Services	5,200	21,901
GEM Co. Ltd.	Metals & Mining	2,000	2,715
Gemdale Corp., A	Real Estate Management & Development	2,000	4,009
[b] Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	21,754
GF Securities Co. Ltd.	Capital Markets	2,500	6,973
GF Securities Co. Ltd., H	Capital Markets	6,400	8,466
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	300	6,364
Ginlong Technologies Co. Ltd., A	Electrical Equipment	150	4,766
Glarun Technology Co. Ltd., A	Communications Equipment	400	886
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	1,200	6,014
[b] GOME Retail Holdings Ltd.	Specialty Retail	68,000	3,293
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	800	477
Great Wall Motor Co. Ltd., A	Automobiles	1,200	6,630
Great Wall Motor Co. Ltd., H	Automobiles	17,500	35,995
Greattown Holdings Ltd., A	Real Estate Management & Development	400	219
Greentown China Holdings Ltd.	Real Estate Management & Development	4,500	9,325
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	800	1,106
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	1,200	784

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., A	Electricity Producers	1,200	752
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	3,600	968
[b] Guangdong Golden Dragon Development Inc.	Capital Markets	400	900
Guangdong Haid Group Co. Ltd.	Food Products	800	7,161
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	800	1,073
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	1,935
	Electronic Equipment, Instruments &
[b] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	3,200	2,396
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	400	1,312
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	3,773
[b] Guangshen Railway Co. Ltd., A	Road & Rail	1,200	390
Guangshen Railway Co. Ltd., H	Road & Rail	8,000	1,499
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	1,200	1,090
Guangxi Liugong Machinery Co. Ltd.	Machinery	500	486
Guangzhou Automobile Group Co. Ltd., A	Automobiles	1,200	2,728
Guangzhou Automobile Group Co. Ltd., H	Automobiles	18,000	17,411
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	400	1,885
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	1,200	3,517
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	800	1,085
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	200	2,463
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	9,600	2,532
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	100	1,123
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	820	7,591
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	1,080	1,132
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	400	506
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	1,047
Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	400	412
Guolian Securities Co. Ltd., A	Capital Markets	800	1,464
Guosen Securities Co. Ltd.	Capital Markets	1,800	2,569
Guosheng Financial Holding Inc.	Electrical Equipment	400	573
[a] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	4,000	4,980
Guotai Junan Securities Co. Ltd., A	Capital Markets	2,800	6,348
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	800	5,441
Guoyuan Securities Co. Ltd.	Capital Markets	2,120	1,967
[a,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	6,200	14,459
Haier Smart Home Co. Ltd., A	Household Durables	2,400	9,830
Haier Smart Home Co. Ltd., H	Household Durables	12,800	47,387
[b] Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	961
Haitian International Holdings Ltd.	Machinery	3,000	7,665
Haitong Securities Co. Ltd., A	Capital Markets	3,600	5,268
Haitong Securities Co. Ltd., H	Capital Markets	19,200	14,094
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	400	1,977
[b] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	400	1,124
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	800	1,032
	Semiconductors & Semiconductor
Hangzhou Chang Chuan Technology Co. Ltd., A	Equipment	400	2,694
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	324	3,166
	Semiconductors & Semiconductor
Hangzhou Lion Electronics Co. Ltd., A	Equipment	400	4,020
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	400	1,865
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	400	2,150
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	400	863
	Semiconductors & Semiconductor
Hangzhou Silan Microelectronics Co. Ltd., A	Equipment	600	4,654
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	5,121
[a,c] Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	700	8,091
[a] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	6,000	12,112
Haohua Chemical Science & Technology Co. Ltd., A	Chemicals	400	2,298
Hefei Meiya Optoelectronic Technology Inc.	Machinery	120	388

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Heilongjiang Agriculture Co. Ltd., A	Food Products	800	1,761
Hello Group Inc., ADR	Interactive Media & Services	788	3,979
Henan Shuanghui Investment & Development Co. Ltd., A	Food Products	1,300	5,682
Hengan International Group Co. Ltd.	Personal Products	4,000	18,784
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	800	3,177
Hengli Petrochemical Co. Ltd., A	Chemicals	1,360	4,512
[b] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	16,000	5,872
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	800	1,735
Hengyi Petrochemical Co. Ltd., A	Chemicals	1,200	1,881
Hesteel Co. Ltd.	Metals & Mining	5,200	1,753
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	200	2,868
	Electronic Equipment, Instruments &
[b] Holitech Technology Co. Ltd.	Components	800	374
Hongfa Technology Co. Ltd., A	Electrical Equipment	560	3,496
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,257	6,499
Hoshine Silicon Industry Co. Ltd., A	Chemicals	200	3,519
	Semiconductors & Semiconductor
[a] Hua Hong Semiconductor Ltd., 144A	Equipment	2,000	7,238
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	2,000	1,172
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	10,000	3,645
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	800	5,389
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	800	903
Huafon Chemical Co. Ltd., A	Chemicals	1,600	2,014
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	400	1,382
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	800	1,737
Hualan Biological Engineering Inc.	Biotechnology	800	2,721
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	3,200	3,360
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	24,000	11,959
Huapont Life Sciences Co. Ltd.	Chemicals	1,200	999
[a] Huatai Securities Co. Ltd., 144A	Capital Markets	9,200	13,647
Huatai Securities Co. Ltd., A	Capital Markets	3,000	6,354
Huaxi Securities Co. Ltd.	Capital Markets	800	936
Huaxia Bank Co. Ltd., A	Banks	5,600	4,352
Huaxin Cement Co. Ltd., A	Construction Materials	400	1,164
Huaxin Cement Co. Ltd., H	Construction Materials	1,500	2,168
Huayu Automotive Systems Co. Ltd.	Auto Components	1,200	4,117
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	800	407
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	2,400	1,829
Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	400	2,625
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	1,008
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	4,415
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	800	1,909
Hunan Gold Corp. Ltd.	Metals & Mining	400	724
Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,800	2,126
Hundsun Technologies Inc., A	Software	520	3,377
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, A	Oil, Gas & Consumable Fuels	400	854
[b] HUTCHMED China Ltd.	Biotechnology	3,000	7,394
[a] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	2,000	13,292
Hytera Communications Corp. Ltd., A	Communications Equipment	400	289
[b] I-Mab, ADR	Biotechnology	308	3,480
Iflytek Co. Ltd.	Software	900	5,534
Imeik Technology Development Co. Ltd., A	Biotechnology	100	8,950
Industrial and Commercial Bank of China Ltd., A	Banks	30,400	21,629
Industrial and Commercial Bank of China Ltd., H	Banks	448,000	266,050
Industrial Bank Co. Ltd., A	Banks	8,400	24,934
Industrial Securities Co. Ltd., A	Capital Markets	2,800	2,944

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	200	3,170
Inmyshow Digital Technology Group Co. Ltd.	Media	800	982
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	15,200	5,328
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	3,200	2,329
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	2,500	14,524
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	5,600	9,178
[a,b] Innovent Biologics Inc., 144A	Biotechnology	7,500	33,357
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	400	1,580
Intco Medical Technology Co. Ltd., A	Health Care Equipment & Supplies	180	681
[b] Iqiyi Inc., ADR	Entertainment	1,830	7,686
	Semiconductors & Semiconductor
JA Solar Technology Co. Ltd., A	Equipment	840	9,886
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	400	3,036
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	260	2,196
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	4,200	32,944
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	9,200	20,072
JD. com Inc., A	Internet & Direct Marketing Retail	13,450	433,310
Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	400	850
Jiangling Motors Corp. Ltd., A	Automobiles	400	959
	Semiconductors & Semiconductor
Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	800	3,222
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,600	4,036
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	400	511
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	8,000	8,054
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	496	4,566
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	2,632	14,561
Jiangsu King's Luck Brewery JSC Ltd	Beverages	500	3,804
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	800	996
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	600	16,391
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	1,988
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A	Health Care Equipment & Supplies	400	1,531
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	480	379
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	2,000	910
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	1,200	4,135
Jiangxi Copper Co. Ltd., A	Metals & Mining	800	2,128
Jiangxi Copper Co. Ltd., H	Metals & Mining	7,000	9,581
[b] Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	800	2,988
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	800	723
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	881
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	2,800	1,194
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	1,600	4,119
[a,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	8,500	7,832
JiuGui Liquor Co. Ltd., A	Beverages	100	2,772
[a] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	4,000	10,628
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,335
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	800	1,474
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	100	1,697
[a] Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	400	3,369
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	400	252
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	800	1,421
[b] Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	400	2,065
Joyoung Co. Ltd.	Household Durables	400	1,095
JOYY Inc., ADR	Interactive Media & Services	260	7,764
Juewei Food Co. Ltd., A	Food Products	100	862
Juneyao Airlines Co. Ltd., A	Airlines	400	1,073
Kaishan Group Co. Ltd., A	Machinery	400	893
[b] Kanzhun Ltd., ADR	Interactive Media & Services	768	20,183
[b] KE Holdings Inc., ADR	Real Estate Management & Development	3,432	61,604
Keda Industrial Group Co. Ltd.	Machinery	800	2,463
Kerry Logistics Network Ltd.	Air Freight & Logistics	1,500	3,227

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	4,000	15,140
Kingdee International Software Group Co. Ltd.	Software	14,000	32,828
Kingfa Sci & Tech Co. Ltd., A	Chemicals	1,200	1,704
[b] Kingsoft Cloud Holdings Ltd., ADR	IT Services	561	2,496
Kingsoft Corp. Ltd.	Software	5,000	19,498
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	10,800	120,291
[b] Kuang-Chi Technologies Co. Ltd.	Auto Components	800	2,061
Kunlun Tech Co. Ltd., A	Entertainment	400	955
Kweichow Moutai Co. Ltd., A	Beverages	500	152,516
KWG Group Holdings Ltd.	Real Estate Management & Development	8,000	2,549
Lakala Payment Co. Ltd., A	IT Services	400	1,137
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,200	3,919
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	130	657
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	8,000	3,436
	Technology Hardware, Storage &
[a] Legend Holdings Corp., 144A	Peripherals	3,000	3,938
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	44,000	41,101
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	2,000	3,302
Leo Group Co. Ltd.	Media	2,400	694
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	800	2,216
Levima Advanced Materials Corp., A	Chemicals	400	1,983
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	800	871
[b] Li Auto Inc., ADR	Automobiles	2,944	112,785
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	13,000	120,442
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd., A	Components	400	916
Lianhe Chemical Technology Co. Ltd.	Chemicals	400	977
Liaoning Port Co. Ltd., A	Transportation Infrastructure	7,600	1,927
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	400	242
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	400	2,160
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	900	3,114
Logan Group Co. Ltd.	Real Estate Management & Development	6,000	1,667
Lomon Billions Group Co. Ltd.	Chemicals	1,000	2,991
[a,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	10,660	50,332
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	3,052	30,332
Longshine Technology Group Co. Ltd., A	Software	400	1,503
Luenmei Quantum Co. Ltd., A	Water Utilities	800	894
Lufax Holding Ltd., ADR	Consumer Finance	3,908	23,448
Luolai Lifestyle Technology Co. Ltd., A	Textiles, Apparel & Luxury Goods	400	786
[b] Luxi Chemical Group Co. Ltd., A	Chemicals	800	2,063
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	2,800	14,112
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	10,500	3,452
Luzhou Laojiao Co. Ltd., A	Beverages	600	22,064
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	2,000	1,131
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,213
Mango Excellent Media Co. Ltd.	Entertainment	840	4,180
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	160	3,222
[b] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,720	1,429
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	23,300	576,639
Metallurgical Corp. of China Ltd.	Construction & Engineering	17,000	4,073
Metallurgical Corp. of China Ltd., A	Construction & Engineering	6,400	3,341
Microport Scientific Corp.	Health Care Equipment & Supplies	2,900	8,408
Ming Yang Smart Energy Group Ltd., A	Electrical Equipment	800	4,033
Ming Yuan Cloud Group Holdings Ltd.	Software	3,000	4,802
MINISO Group Holding Ltd., ADR	Multiline Retail	416	3,266
Minth Group Ltd.	Auto Components	4,000	10,909
[b] MMG Ltd.	Metals & Mining	16,000	5,954

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	339	3,063
[b] Montnets Rongxin Technology Group Co. Ltd.	Software	400	694
Muyuan Foods Co. Ltd.	Food Products	2,096	17,280
NanJi E-Commerce Co. Ltd.	Media	800	637
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	864
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	2,800	1,316
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	400	1,683
Nanjing Securities Co. Ltd., A	Capital Markets	1,200	1,493
Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	400	606
Nari Technology Development Co. Ltd., A	Electrical Equipment	2,880	11,599
	Semiconductors & Semiconductor
[b] National Silicon Industry Group Co. Ltd., A	Equipment	712	2,441
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	200	8,267
NavInfo Co. Ltd.	Household Durables	800	1,798
NetEase Inc.	Entertainment	8,500	156,092
New China Life Insurance Co. Ltd., A	Insurance	800	3,841
New China Life Insurance Co. Ltd., H	Insurance	5,200	14,612
New Hope Liuhe Co. Ltd.	Food Products	1,600	3,651
[b] New Oriental Education & Technology Group Inc., Sponsored ADR	Diversified Consumer Services	751	15,290
Newland Digital Technology Co. Ltd.	Software	400	788
Nexteer Automotive Group Ltd.	Auto Components	5,000	3,594
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	9,000	7,616
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	400	3,020
Ningbo Deye Technology Co. Ltd., A	Machinery	140	5,845
Ningbo Joyson Electronic Corp.	Auto Components	500	1,172
Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	300	3,428
Ningbo Ronbay New Energy Technology Co. Ltd., A	Electrical Equipment	200	3,861
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	400	792
Ningbo Shanshan Co. Ltd., A	Chemicals	800	3,546
Ningbo Tuopu Group Co. Ltd., A	Auto Components	400	4,083
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,600	2,094
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	1,200	2,622
[b] NIO Inc., ADR	Automobiles	7,468	162,205
[a] Nongfu Spring Co. Ltd., H, 144A	Beverages	10,200	58,559
North Huajin Chemical Industries Co. Ltd.	Chemicals	400	353
[b] North Industries Group Red Arrow Co. Ltd., A	Machinery	400	1,739
Northeast Securities Co. Ltd.	Capital Markets	800	834
NSFOCUS Information Technology Co. Ltd.	Software	400	628
[b] Oceanwide Holdings Co. Ltd.	Diversified Financial Services	800	181
[b] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	800	691
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	2,000	1,238
	Electronic Equipment, Instruments &
[b] OFILM Group Co. Ltd.	Components	1,600	1,601
Oppein Home Group Inc., A	Household Durables	100	2,248
ORG Technology Co. Ltd.	Containers & Packaging	800	621
[a] Orient Securities Co. Ltd. of China, 144A	Capital Markets	4,000	2,248
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	800	1,111
Ourpalm Co. Ltd.	Entertainment	1,600	797
Ovctek China Inc., A	Health Care Equipment & Supplies	400	3,412
[b] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,800	1,587
People.cn Co. Ltd.	Media	400	668
Perfect World Co. Ltd. , A	Entertainment	400	857
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	120,000	57,194
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	150	2,130
[a,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	1,100	11,011
PICC Property and Casualty Co. Ltd., H	Insurance	38,000	39,516
[b] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,112	130,522
Ping An Bank Co. Ltd., A	Banks	7,600	16,982
[a,b,c] Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	2,200	6,518
Ping An Insurance Group Co. of China Ltd., A	Insurance	4,400	30,643
Ping An Insurance Group Co. of China Ltd., H	Insurance	34,000	231,160

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,824
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	4,800	12,501
Poly Property Services Co. Ltd., H	Real Estate Management & Development	800	5,098
[a] Pop Mart International Group Ltd., 144A	Specialty Retail	4,000	19,320
[a] Postal Savings Bank of China Co. Ltd., 144A	Banks	54,000	42,873
Postal Savings Bank of China Co. Ltd., A	Banks	8,400	6,753
Power Construction Corp. of China Ltd.	Construction & Engineering	4,400	5,165
Proya Cosmetics Co. Ltd.	Personal Products	140	3,449
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	400	326
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	400	1,033
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	800	338
	Electronic Equipment, Instruments &
Raytron Technology Co. Ltd., A	Components	126	747
[a] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	4,000	1,636
[b] Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	420	380
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	1,000	5,601
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	1,200	542
[b] RLX Technology Inc., ADR	Tobacco	4,056	8,639
Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,350	3,099
SAIC Motor Corp Ltd	Automobiles	4,000	10,626
Sailun Group Co. Ltd., A	Auto Components	1,200	2,017
Sangfor Technologies Inc.	Software	100	1,548
Sansteel Minguang Co. Ltd.	Metals & Mining	800	727
Sany Heavy Industry Co. Ltd., A	Machinery	3,200	9,098
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	2,800	4,385
Sealand Securities Co. Ltd.	Capital Markets	1,380	747
Seazen Group Ltd.	Real Estate Management & Development	12,000	5,934
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	900	3,414
SF Holding Co. Ltd.	Air Freight & Logistics	2,000	16,649
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	150	4,073
Shaanxi Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	2,800	8,846
Shaanxi International Trust Co. Ltd.	Capital Markets	800	372
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	800	673
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	4,000	1,473
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	1,143
Shandong Denghai Seeds Co. Ltd.	Food Products	400	1,258
[a] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	4,000	7,004
Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,600	4,429
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	1,200	940
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	400	1,333
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	800	3,484
Shandong Humon Smelting Co. Ltd.	Metals & Mining	400	585
Shandong Linglong Tyre Co. Ltd. , A	Auto Components	400	1,514
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,000	2,202
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	400	1,668
Shandong Shida Shenghua Chemical Group Co. Ltd., A	Chemicals	100	2,168
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	800	1,469
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	13,400	15,574
Shanghai 2345 Network Holding Group Co. Ltd.	Software	1,200	403
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	400	354
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,600	1,323
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	392	1,756
Shanghai Baosight Software Co. Ltd., A	Software	400	3,258
Shanghai Baosight Software Co. Ltd., B	Software	2,240	9,448
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,800	1,265
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	800	394
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,200	1,962
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	16,000	3,935
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	1,200	1,835
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	400	606
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	800	5,261

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	3,000	11,106
Shanghai Huayi Group Co. Ltd., B	Chemicals	800	597
[b] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	800	6,766
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	4,000	3,478
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	800	1,563
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	400	3,753
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	400	811
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,200	1,225
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	1,000	5,384
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	520	1,052
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	800	1,236
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	6,000	5,274
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,600	1,917
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	800	2,157
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,000	8,283
Shanghai Pudong Development Bank Co. Ltd., A	Banks	12,000	14,337
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	540	6,798
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	2,000	1,769
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	3,600	1,037
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,600	711
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,600	1,461
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	735
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A	Trading Companies & Distributors	400	811
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,600	2,253
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	800	1,486
[b] Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,400	1,131
[b] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	4,863
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	2,617
Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	1,600	2,912
Shanxi Securities Co. Ltd.	Capital Markets	920	788
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	2,400	1,951
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	500	24,224
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,680	3,355
Shanying International Holding Co. Ltd., A	Paper & Forest Products	1,200	496
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	800	2,697
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd. , A	Components	800	2,027
	Electronic Equipment, Instruments &
Shennan Circuits Co. Ltd., A	Components	100	1,398
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	8,400	5,375
[a,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	1,933
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	400	877
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	400	370
[b] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	800	921
	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	400	555
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	360	2,822
Shenzhen Dynanonic Co. Ltd., A	Chemicals	100	6,096
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	2,080	1,989
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	460	707
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,154
Shenzhen Gas Corporation Ltd., A	Gas Utilities	1,200	1,242
[a] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	500	460
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	400	758
Shenzhen Infogem Technologies Co. Ltd., A	Software	400	656
Shenzhen Inovance Technology Co. Ltd.	Machinery	1,200	11,790
Shenzhen International Holdings Ltd.	Transportation Infrastructure	8,000	7,871
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	2,386
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	400	640
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	400	694
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	480	3,235

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shenzhen Kedali Industry Co. Ltd., A	Auto Components	100	2,372
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	400	619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A	Health Care Equipment & Supplies	500	23,358
[b] Shenzhen MTC Co. Ltd.	Household Durables	2,400	1,375
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	2,800	2,711
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	1,677
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	100	1,333
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	400	1,005
	Technology Hardware, Storage &
Shenzhen Transsion Holdings Co. Ltd., A	Peripherals	246	3,274
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	800	622
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	400	1,763
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	1,200	798
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,300	52,086
Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	400	358
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	820	2,972
Shimao Group Holdings Ltd.	Real Estate Management & Development	8,500	2,383
[a] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	4,000	1,927
Shui On Land Ltd.	Real Estate Management & Development	20,500	2,769
[b] Siasun Robot & Automation Co. Ltd.	Machinery	400	601
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	1,600	2,845
Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	4,000	2,542
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	400	1,116
[b] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	400	1,322
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	2,000	3,141
Sichuan Swellfun Co. Ltd., A	Beverages	200	2,761
Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	400	1,948
Sieyuan Electric Co. Ltd.	Electrical Equipment	400	2,128
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	350	28,192
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	16,000	2,712
Sinolink Securities Co. Ltd., A	Capital Markets	1,200	1,611
Sinoma International Engineering Co.	Construction & Engineering	800	1,156
Sinoma Science & Technology Co. Ltd.	Chemicals	800	3,282
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	8,500	3,900
[b] Sinopec Oilfield Service Corp.	Energy Equipment & Services	16,000	1,244
[b] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	1,200	338
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,600	759
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	20,000	3,415
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	7,200	17,452
Sinotrans Ltd., A	Air Freight & Logistics	2,000	1,157
Sinotrans Ltd., H	Air Freight & Logistics	12,000	3,441
Sinotruk Hong Kong Ltd.	Machinery	4,000	5,607
SITC International Holdings Co. Ltd.	Marine	7,000	19,804
Skshu Paint Co. Ltd., A	Chemicals	100	1,931
Skyworth Digital Co. Ltd., A	Communications Equipment	400	967
[a] Smoore International Holdings Ltd., 144A	Tobacco	10,000	30,840
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,200	2,748
SooChow Securities Co. Ltd., A	Capital Markets	2,086	2,156
Southwest Securities Co. Ltd., A	Capital Markets	2,800	1,658
	Semiconductors & Semiconductor
StarPower Semiconductor Ltd., A	Equipment	100	5,756
STO Express Co. Ltd.	Air Freight & Logistics	400	711
Sun Art Retail Group Ltd.	Food & Staples Retailing	8,500	2,762
Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	5,174
[a] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	4,000	2,432
Sungrow Power Supply Co. Ltd.	Electrical Equipment	600	8,793
[b] Suning Universal Co. Ltd.	Real Estate Management & Development	2,000	1,098
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	3,700	60,308
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	800	3,771
Suofeiya Home Collection Co. Ltd.	Household Durables	400	1,641

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	400	977
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	800	2,736
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	800	606
Suzhou Maxwell Technologies Co. Ltd., A	Electrical Equipment	100	7,322
Suzhou TA&A Ultra Clean Technology Co. Ltd., A	Chemicals	200	2,607
Taiji Computer Corp. Ltd.	IT Services	400	1,146
[b] TAL Education Group, ADR	Diversified Consumer Services	2,504	12,194
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,200	1,883
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,600	616
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	800	977
TBEA Co. Ltd., A	Electrical Equipment	1,600	6,537
TCL Corp.	Household Durables	5,200	3,715
Tencent Holdings Ltd.	Interactive Media & Services	34,100	1,540,094
[b] Tencent Music Entertainment Group, ADR	Entertainment	3,352	16,827
The People's Insurance Co. Group of China Ltd., H	Insurance	46,000	14,069
Thunder Software Technology Co. Ltd.	Software	200	3,892
Tian Di Science & Technology Co. Ltd., A	Machinery	1,600	1,141
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	1,378
Tianjin Guangyu Development Co. Ltd., A	Real Estate Management & Development	800	1,550
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	1,200	10,541
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	900	1,338
Tianshan Aluminum Group Co. Ltd., A	Machinery	800	779
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	1,200	1,679
[b] Tibet Summit Resources Co. Ltd., A	Metals & Mining	400	1,712
Tingyi Cayman Islands Holding Corp.	Food Products	10,000	17,128
Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	800	1,968
[b,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	4,800	10,326
	Semiconductors & Semiconductor
TongFu Microelectronics Co. Ltd., A	Equipment	400	919
Tongkun Group Co. Ltd., A	Chemicals	800	1,895
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	4,400	2,140
Tongwei Co. Ltd., A	Food Products	2,000	17,857
[b] Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	2,602
[a] Topsports International Holdings Ltd., 144A	Specialty Retail	10,000	9,086
Towngas China Co. Ltd.	Gas Utilities	6,000	3,196
TravelSky Technology Ltd., H	IT Services	5,000	9,711
	Semiconductors & Semiconductor
Trina Solar Co. Ltd., A	Equipment	844	8,214
[b] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	3,024	83,009
Tsingtao Brewery Co. Ltd., A	Beverages	300	4,650
Tsingtao Brewery Co. Ltd., H	Beverages	3,200	33,277
[b] Tuya Inc., ADR	Software	672	1,761
Uni-President China Holdings Ltd.	Food Products	7,000	6,004
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	300	8,490
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	560	1,620
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	400	857
Valiant Co. Ltd., A	Chemicals	400	1,245
[b] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	2,336	23,103
Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	400	853
Walvax Biotechnology Co. Ltd.	Biotechnology	800	5,774
Wangsu Science & Technology Co. Ltd.	IT Services	800	640
Wanhua Chemical Group Co. Ltd., A	Chemicals	1,200	17,360
Want Want China Holdings Ltd.	Food Products	24,000	20,859
Wanxiang Qianchao Co. Ltd.	Auto Components	1,600	1,418
[b] Weibo Corp., ADR	Interactive Media & Services	404	9,345
Weichai Power Co. Ltd., A	Machinery	2,800	5,208
Weichai Power Co. Ltd., H	Machinery	11,000	17,467

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Weifu High-Technology Co. Ltd., B	Auto Components	800	1,514
Weifu High-Technology Group Co. Ltd., A	Auto Components	400	1,149
Weihai Guangwei Composites Co. Ltd., A	Chemicals	200	1,756
[b] Wens Foodstuffs Group Co. Ltd.	Food Products	800	2,541
Western Mining Co. Ltd., A	Metals & Mining	800	1,412
Western Securities Co. Ltd.	Capital Markets	2,000	1,951
Western Superconducting Technologies Co. Ltd., A	Metals & Mining	135	1,857
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	400	2,560
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	300	7,743
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	500	6,348
Winning Health Technology Group Co. Ltd.	Health Care Technology	800	1,048
Wolong Electric Group Co. Ltd., A	Electrical Equipment	400	860
Wuchan Zhongda Group Co. Ltd., A	Distributors	2,000	1,530
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	1,142	2,192
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd., A	Entertainment	400	1,267
Wuliangye Yibin Co. Ltd., A	Beverages	1,500	45,180
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	800	1,761
[a] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,940	25,836
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	1,000	15,511
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	20,000	183,001
Wuxi Shangji Automation Co. Ltd., A	Machinery	140	3,257
XCMG Construction Machinery Co. Ltd.	Machinery	2,800	2,251
Xiamen C & D Inc., A	Trading Companies & Distributors	1,200	2,339
	Electronic Equipment, Instruments &
Xiamen Faratronic Co. Ltd., A	Components	100	3,060
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	800	895
Xiamen Tungsten Co. Ltd., A	Metals & Mining	400	1,290
Xiangcai Co. Ltd., A	Real Estate Management & Development	800	918
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	83,200	144,623
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,422
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	1,200	2,649
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	4,000	7,483
Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	800	1,468
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	1,200	1,389
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	2,000	1,438
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	24,000	37,069
[b] XPeng Inc., ADR	Automobiles	2,988	94,839
Xuji Electric Co. Ltd., A	Electrical Equipment	400	1,146
[a,c] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	5,300	10,374
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	800	1,845
Yango Group Co. Ltd.	Real Estate Management & Development	2,400	784
[a,c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	1,000	1,715
	Semiconductors & Semiconductor
Yangzhou Yangjie Electronic Technology Co. Ltd., A	Equipment	200	2,126
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	14,400	9,623
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,200	1,924
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	440	1,345
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	400	2,404
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	500	2,944
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	10,000	31,350
[b] Yatsen Holding Ltd., ADR	Personal Products	1,468	2,275
Yealink Network Technology Corp. Ltd., A	Communications Equipment	300	3,408
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	400	834
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	2,049
Yihai International Holding Ltd.	Food Products	2,600	9,377
[b] Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	800	6,446

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Yintai Gold Co. Ltd., A	Metals & Mining	800	1,162
YongXing Special Materials Technology Co. Ltd., A	Metals & Mining	200	4,541
Yonyou Network Technology Co. Ltd., A	Software	1,380	4,469
Youngor Group Co. Ltd., A	Real Estate Management & Development	2,000	1,978
YTO Express Group Co. Ltd., A	Air Freight & Logistics	1,200	3,650
[b] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	400	994
Yuexiu Property Co. Ltd.	Real Estate Management & Development	7,000	8,974
Yunda Holding Co. Ltd., A	Air Freight & Logistics	400	1,018
Yunnan Aluminium Co. Ltd.	Metals & Mining	1,200	1,768
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	600	5,405
Yunnan Botanee Bio-Technology Group Co. Ltd., A	Personal Products	100	3,245
Yunnan Copper Co. Ltd.	Metals & Mining	800	1,359
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	11,207
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	684
Yunnan Tin Co. Ltd.	Metals & Mining	600	1,501
[b] Zai Lab Ltd., ADR	Biotechnology	349	12,103
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	10,642
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	6,000	5,245
Zhefu Holding Group Co. Ltd.	Electrical Equipment	2,400	1,715
[b] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	3,200	2,301
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	2,400	1,994
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	500	2,668
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	580	1,048
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	1,200	2,939
Zhejiang Dingli Machinery Co. Ltd.	Machinery	200	1,512
[b] Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	8,000	7,381
Zhejiang Hailiang Co. Ltd., A	Metals & Mining	400	689
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	413
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	400	297
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,354
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	650	9,271
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	500	5,041
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	3,085
Zhejiang Juhua Co. Ltd., A	Chemicals	1,200	2,354
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	400	814
Zhejiang NHU Co. Ltd., A	Pharmaceuticals	1,344	4,573
Zhejiang Runtu Co. Ltd.	Chemicals	400	481
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	400	1,640
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	867	3,343
Zhejiang Semir Garment Co. Ltd., A	Textiles, Apparel & Luxury Goods	400	353
Zhejiang Supor Co. Ltd., A	Household Durables	200	1,681
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	400	320
Zhejiang Wanliyang Co. Ltd.	Machinery	400	510
Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	400	1,991
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	800	2,869
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	1,552
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	400	299
Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	400	1,965
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	800	1,720
Zheshang Securities Co. Ltd., A	Capital Markets	400	679
[b] Zhihu Inc., ADR	Interactive Media & Services	892	1,597
[a,b,c] ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	4,400	14,327
Zhongji Innolight Co. Ltd.	Communications Equipment	400	1,853
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	800	916
Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	28,215
Zhongtai Securities Co. Ltd., A	Capital Markets	1,200	1,369
Zhuzhau CRRC Times Electric Co. Ltd. , A	Electrical Equipment	228	2,210
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	3,000	14,796
	Electronic Equipment, Instruments &
Zhuzhou Hongda Electronics Corp. Ltd., A	Components	200	1,825
Zhuzhou Kibing Group Co. Ltd., A	Building Products	800	1,521

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Zijin Mining Group Co. Ltd., A	Metals & Mining	8,400	11,690
Zijin Mining Group Co. Ltd., H	Metals & Mining	32,000	39,190
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	3,200	2,940
Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	8,800	4,699
ZTE Corp.	Communications Equipment	1,600	6,093
ZTE Corp. , H	Communications Equipment	4,400	10,250
ZTO Express Cayman Inc.	Air Freight & Logistics	720	18,645
			13,116,249
Hong Kong 8.1%
AIA Group Ltd.	Insurance	68,600	743,528
[b] Alibaba Health Information Technology Ltd.	Health Care Technology	26,000	17,892
[b] Alibaba Pictures Group Ltd.	Entertainment	80,000	7,850
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,800	15,289
Beijing Enterprises Water Group Ltd.	Water Utilities	24,000	7,249
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,000	9,930
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	2,000	3,216
Cathay Pacific Airways Ltd.	Airlines	6,000	6,568
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	12,000	5,337
China Everbright Environment Group Ltd.	Commercial Services & Supplies	21,000	12,391
China Everbright Ltd.	Capital Markets	4,000	3,762
China Gas Holdings Ltd.	Gas Utilities	16,800	25,948
China Mengniu Dairy Co. Ltd.	Food Products	18,000	89,806
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	32,000	20,308
China Resources Beer Holdings Co. Ltd.	Beverages	8,960	66,798
China Resources Gas Group Ltd.	Gas Utilities	5,100	23,755
China Resources Land Ltd.	Real Estate Management & Development	16,000	74,628
China State Construction International Holdings Ltd.	Construction & Engineering	10,000	11,062
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	14,000	8,653
CK Asset Holdings Ltd.	Real Estate Management & Development	11,000	77,801
CK Infrastructure Holdings Ltd.	Electric Utilities	3,300	20,228
CLP Holdings Ltd.	Electric Utilities	9,000	74,666
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	10,000	7,060
Dah Sing Banking Group Ltd.	Banks	2,400	1,942
Dah Sing Financial Group	Banks	800	2,279
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,700	4,981
Far East Horizon Ltd.	Diversified Financial Services	13,000	10,901
Geely Automobile Holdings Ltd.	Automobiles	31,000	70,478
Guangdong Investment Ltd.	Water Utilities	16,000	16,924
Guotai Junan International Holdings Ltd.	Capital Markets	14,000	1,659
Haitong International Securities Group Ltd.	Capital Markets	17,600	2,512
Hang Lung Group Ltd.	Real Estate Management & Development	5,000	9,430
Hang Lung Properties Ltd.	Real Estate Management & Development	10,000	18,963
Hang Seng Bank Ltd.	Banks	4,100	72,366
Henderson Land Development Co. Ltd.	Real Estate Management & Development	7,000	26,227
Hong Kong and China Gas Co. Ltd.	Gas Utilities	62,000	66,765
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	7,200	354,176
Hongkong Land Holdings Ltd.	Real Estate Management & Development	6,400	32,128
Huabao International Holdings Ltd.	Chemicals	5,000	3,849
Hutchison Port Holdings Trust	Transportation Infrastructure	30,000	7,050
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	8,000	1,529
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	9,042
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	930	48,881
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	222
[b] Jinmao Property Services Co. Ltd.	Real Estate Management & Development	422	258
Johnson Electric Holdings Ltd.	Auto Components	2,000	2,600
Kerry Properties Ltd.	Real Estate Management & Development	3,500	9,723
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	6,000	7,402
Kunlun Energy Co. Ltd.	Gas Utilities	22,000	18,027
[b] Lifestyle International Holdings Ltd.	Multiline Retail	3,000	1,216

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Link REIT	(REITs)	12,000	97,872
Man Wah Holdings Ltd.	Household Durables	8,800	9,510
[b] Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	2,957
MTR Corp. Ltd.	Road & Rail	8,000	41,800
New World Development Co. Ltd.	Real Estate Management & Development	8,000	28,699
NWS Holdings Ltd.	Industrial Conglomerates	8,000	7,595
Orient Overseas International Ltd.	Marine	750	19,880
PCCW Ltd.	Diversified Telecommunication Services	23,000	12,164
Power Assets Holdings Ltd.	Electric Utilities	8,000	50,312
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	3,000	4,335
Shougang Fushan Resources Group Ltd.	Metals & Mining	20,000	8,309
Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	1,601
Sino Biopharmaceutical Ltd.	Pharmaceuticals	56,000	35,468
Sino Land Co. Ltd.	Real Estate Management & Development	20,000	29,515
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	8,000	94,508
Swire Pacific Ltd., A	Real Estate Management & Development	3,000	17,873
Swire Pacific Ltd., B	Real Estate Management & Development	5,000	4,989
Swire Properties Ltd.	Real Estate Management & Development	5,600	13,902
Techtronic Industries Co. Ltd.	Machinery	7,500	78,231
The Bank of East Asia Ltd.	Banks	5,600	7,879
The Wharf Holdings Ltd.	Real Estate Management & Development	7,000	25,513
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	40,000	4,792
Vinda International Holdings Ltd.	Household Products	1,000	2,561
Vitasoy International Holdings Ltd.	Food Products	4,000	6,994
VTech Holdings Ltd.	Communications Equipment	900	7,077
[a] WH Group Ltd. , 144A	Food Products	44,000	33,980
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	9,000	42,896
Xinyi Glass Holdings Ltd.	Building Products	11,000	26,382
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	5,210

			2,858,059
India 15.2%
[b] 3M India Ltd.	Industrial Conglomerates	16	4,428
Aarti Industries Ltd.	Chemicals	1,064	9,414
ABB India Ltd.	Electrical Equipment	308	8,974
ACC Ltd.	Construction Materials	488	13,112
Adani Enterprises Ltd.	Trading Companies & Distributors	1,496	41,503
	Independent Power and Renewable
[b] Adani Green Energy Ltd.	Electricity Producers	2,236	54,634
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	4,508	38,363
	Independent Power and Renewable
[b] Adani Power Ltd.	Electricity Producers	5,496	18,293
Adani Total Gas Ltd	Gas Utilities	1,580	47,875
[b] Adani Transmission Ltd.	Electric Utilities	1,416	44,353
[b] Adani Wilmar Ltd.	Food Products	880	6,398
[b] Aditya Birla Capital Ltd.	Diversified Financial Services	2,745	3,107
Alkem Laboratories Ltd.	Pharmaceuticals	148	5,619
Ambuja Cements Ltd.	Construction Materials	3,908	17,963
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	560	26,120
Ashok Leyland Ltd.	Machinery	8,080	15,122
Asian Paints Ltd.	Chemicals	2,568	87,642
Astral Poly Technik Ltd.	Building Products	500	10,481
[a,b] AU Small Finance Bank Ltd., 144A	Banks	1,792	13,426
Aurobindo Pharma Ltd.	Pharmaceuticals	1,504	9,772
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	840	36,229
[b] Axis Bank Ltd.	Banks	12,940	104,342
Bajaj Auto Ltd.	Automobiles	392	18,399
Bajaj Finance Ltd.	Consumer Finance	1,344	91,909
Bajaj Finserv Ltd.	Diversified Financial Services	220	30,453
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	148	8,593
Balkrishna Industries Ltd.	Auto Components	448	12,192
[a] Bandhan Bank Ltd, 144A	Banks	4,420	14,748
Bank of Baroda	Banks	5,904	7,282

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[b] Bank of India	Banks	2,744	1,541
Bata India Ltd.	Textiles, Apparel & Luxury Goods	352	7,438
Bayer Cropscience Ltd.	Chemicals	68	4,311
Berger Paints India Ltd.	Chemicals	1,380	9,931
Bharat Electronics Ltd.	Aerospace & Defense	6,228	18,462
Bharat Forge Ltd.	Auto Components	1,416	11,687
[b] Bharat Heavy Electricals Ltd.	Electrical Equipment	7,456	4,244
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,620	21,947
[b] Bharti Airtel Ltd.	Wireless Telecommunication Services	12,916	112,024
Bharti Infratel Ltd.	Diversified Telecommunication Services	4,984	13,196
Biocon Ltd.	Biotechnology	2,520	9,841
Bosch Ltd.	Auto Components	48	9,257
Britannia Industries Ltd.	Food Products	672	29,497
Cadila Healthcare Ltd.	Pharmaceuticals	1,352	6,112
Canara Bank Ltd.	Banks	2,128	4,884
Castrol India Ltd.	Chemicals	2,816	3,683
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	2,244	17,603
Cipla Ltd.	Pharmaceuticals	2,896	33,635
Coal India Ltd.	Oil, Gas & Consumable Fuels	10,728	25,213
Coforge Ltd.	IT Services	204	9,143
Colgate-Palmolive (India) Ltd.	Personal Products	744	14,008
Container Corp. of India Ltd.	Road & Rail	1,564	11,770
Coromandel International Ltd.	Chemicals	632	7,628
Cummins India Ltd.	Machinery	756	9,805
Dabur India Ltd.	Personal Products	3,284	20,624
Dalmia Bharat Ltd.	Construction Materials	452	7,347
Deepak Nitrite Ltd.	Chemicals	424	9,323
Divi's Laboratories Ltd.	Life Sciences Tools & Services	732	33,650
Dixon Technologies India Ltd.	Household Durables	204	9,235
DLF Ltd.	Real Estate Management & Development	3,440	13,621
[a] Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services	200	5,471
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	684	38,056
Eicher Motors Ltd.	Automobiles	768	27,175
Emami Ltd.	Personal Products	1,240	6,599
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	3,053	14,467
Exide Industries Ltd.	Auto Components	2,508	4,376
Federal Bank Ltd.	Banks	9,168	10,471
[b] FSN E-Commerce Ventures Ltd.	Internet & Direct Marketing Retail	332	5,915
GAIL India Ltd.	Gas Utilities	9,875	16,906
[a] General Insurance Corp. of India, 144A	Insurance	592	864
Gillette India Ltd.	Personal Products	48	3,038
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	228	4,329
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	808	3,953
[b] GMR Infrastructure Ltd.	Transportation Infrastructure	13,596	5,871
[b] Godrej Consumer Products Ltd.	Personal Products	2,100	20,144
[b] Godrej Industries Ltd.	Industrial Conglomerates	480	2,637
[b] Godrej Properties Ltd.	Real Estate Management & Development	504	7,549
Grasim Industries Ltd.	Construction Materials	2,152	35,990
Gujarat Gas Ltd.	Gas Utilities	1,176	6,237
Havell's India Ltd.	Electrical Equipment	1,340	18,634
HCL Technologies Ltd.	IT Services	6,180	76,162
[a] HDFC Asset Management Co. Ltd., 144A	Capital Markets	320	7,263
[a] HDFC Life Insurance Co. Ltd., 144A	Insurance	5,520	38,444
Hero Motocorp Ltd.	Automobiles	752	25,898
Hindalco Industries Ltd.	Metals & Mining	7,956	34,117
Hindustan Aeronautics Ltd.	Aerospace & Defense	472	10,578
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,952	10,869
Hindustan Unilever Ltd.	Household Products	5,044	142,469
Hindustan Zinc Ltd.	Metals & Mining	1,380	4,357
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	13	5,562
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	9,948	273,457
ICICI Bank Ltd.	Banks	8,904	79,735

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	1,356	19,247
[a,c] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	2,100	13,003
[b] IDFC First Bank Ltd.	Banks	17,928	7,140
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	2,068	2,481
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	7,742	7,279
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	15,484	14,558
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	1,452	10,594
[a] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	10,936	2,721
Indraprastha Gas Ltd.	Gas Utilities	1,992	8,977
Info Edge India Ltd.	Interactive Media & Services	428	20,371
Infosys Ltd.	IT Services	20,148	372,970
[a,c] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	540	10,983
Ipca Laboratories Ltd.	Pharmaceuticals	792	9,001
ITC Ltd.	Tobacco	16,844	58,335
Jindal Steel & Power Ltd.	Metals & Mining	2,244	9,356
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	2,124	5,593
JSW Steel Ltd.	Metals & Mining	5,632	40,258
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	2,080	13,492
Kansai Nerolac Paints Ltd.	Chemicals	772	3,622
[b] L&T Finance Holdings Ltd.	Diversified Financial Services	5,140	4,400
[a] L&T Technology Services Ltd., 144A	Professional Services	152	5,833
[a,c] Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services	256	12,887
Larsen & Toubro Ltd.	Construction & Engineering	3,920	77,348
[a] Laurus Labs Ltd., 144A	Pharmaceuticals	2,064	12,145
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,912	7,925
Lupin Ltd.	Pharmaceuticals	1,404	10,862
Macrotech Developers Ltd.	Real Estate Management & Development	440	5,956
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,464	7,694
Mahindra & Mahindra Ltd.	Automobiles	5,236	72,477
[b] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	892	1,023
Marico Ltd.	Personal Products	2,908	17,598
Maruti Suzuki India Ltd.	Automobiles	752	80,661
[b] Max Financial Services Ltd.	Insurance	1,348	13,354
[b] Max Healthcare Institute Ltd.	Health Care Providers & Services	2,724	12,657
Minda Industries Ltd.	Auto Components	484	5,658
Mindtree Ltd.	IT Services	240	8,774
Motherson Sumi Systems Ltd.	Auto Components	8,348	12,489
Mphasis Ltd.	IT Services	516	14,989
MRF Ltd.	Auto Components	15	13,448
Muthoot Finance Ltd.	Consumer Finance	576	7,121
Nestle India Ltd.	Food Products	204	45,128
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	13,216	5,146
[a] Nippon Life India Asset Management Ltd., 144A	Capital Markets	904	3,105
NMDC Ltd.	Metals & Mining	4,380	6,001
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	24,944	45,136
[b] Oberoi Realty Ltd.	Real Estate Management & Development	688	6,426
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	20,840	39,992
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,956	6,229
One 97 Communications Ltd.	IT Services	524	4,483
Oracle Financial Services Software Ltd.	Software	136	5,336
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	33	16,784
[b] PB Fintech Ltd.	Insurance	900	6,529
Persistent Systems Ltd.	IT Services	280	12,061
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	4,168	11,469
PI Industries Ltd.	Chemicals	416	13,483
Pidilite Industries Ltd.	Chemicals	852	22,547
Piramal Enterprises Ltd.	Diversified Financial Services	724	15,179
Polycab India Ltd.	Electrical Equipment	152	4,237
Power Finance Corp. Ltd.	Diversified Financial Services	6,840	9,047
Power Grid Corp. of India Ltd.	Electric Utilities	17,892	48,008
Punjab National Bank Ltd.	Banks	6,412	2,355

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	788	6,240
[a,b,c] RBL Bank Ltd., 144A, Reg S	Banks	2,720	2,874
REC Ltd.	Diversified Financial Services	5,140	8,054
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	420	5,126
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	19,060	626,460
SBI Cards & Payment Services Ltd.	Consumer Finance	1,612	15,682
[a] SBI Life Insurance Co. Ltd., 144A	Insurance	2,388	32,706
Shree Cement Ltd.	Construction Materials	76	18,294
Shriram Transport Finance Co. Ltd.	Consumer Finance	1,152	18,691
Siemens Ltd.	Industrial Conglomerates	516	15,684
[a] Sona Blw Precision Forgings Ltd., 144A	Auto Components	1,048	7,349
SRF Ltd.	Chemicals	788	22,473
[b] Star Health & Allied Insurance Co. Ltd.	Insurance	468	2,896
State Bank of India	Banks	10,164	59,963
Steel Authority of India Ltd.	Metals & Mining	8,056	6,993
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	6,180	64,999
Sun TV Network Ltd.	Media	572	2,988
Tata Communications Ltd.	Diversified Telecommunication Services	620	7,178
Tata Consultancy Services Ltd.	IT Services	5,788	239,450
Tata Consumer Products Ltd.	Food Products	3,432	30,697
Tata Elxsi Ltd.	Software	192	19,864
[b] Tata Motors Ltd.	Automobiles	10,476	54,627
[b] Tata Motors Ltd., A	Automobiles	2,048	5,129
Tata Power Co. Ltd.	Electric Utilities	11,612	29,731
Tata Steel Ltd.	Metals & Mining	4,644	50,987
[b] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,920	4,478
Tech Mahindra Ltd.	IT Services	3,464	43,863
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	2,368	58,209
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	268	9,706
Torrent Power Ltd.	Electric Utilities	1,188	6,794
Trent Ltd.	Multiline Retail	1,040	14,146
Tube Investments of India Ltd.	Auto Components	560	13,057
TVS Motor Co. Ltd.	Automobiles	1,160	12,367
UltraTech Cement Ltd.	Construction Materials	644	45,726
Union Bank of India Ltd.	Banks	6,424	2,786
United Breweries Ltd.	Beverages	412	7,579
[b] United Spirits Ltd.	Beverages	1,676	16,124
UPL Ltd.	Chemicals	3,000	24,023
Varun Beverages Ltd.	Beverages	1,152	11,532
Vedanta Ltd.	Metals & Mining	6,916	19,529
[b] Vodafone Idea Ltd.	Wireless Telecommunication Services	43,200	4,595
Voltas Ltd.	Construction & Engineering	1,320	16,253
Whirlpool of India Ltd.	Household Durables	180	3,558
Wipro Ltd.	IT Services	7,148	37,658
[b] Yes Bank Ltd.	Banks	71,244	11,412
Zee Entertainment Enterprises Ltd.	Media	4,632	12,558
[b] Zomato Ltd.	Internet & Direct Marketing Retail	8,000	5,455
			5,339,503
Indonesia 1.9%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	72,400	13,899
Astra Agro Lestari Tbk PT	Food Products	2,800	1,842
Astra International Tbk PT	Automobiles	115,200	51,230
Bank Central Asia Tbk PT	Banks	272,800	132,760
Bank Danamon Indonesia Tbk PT	Banks	4,800	757
Bank Mandiri Persero Tbk PT	Banks	105,200	55,963
Bank Negara Indonesia Persero Tbk PT	Banks	42,400	22,342
Bank Rakyat Indonesia Persero Tbk PT	Banks	369,600	102,960
Bank Syariah Indonesia Tbk PT	Banks	16,800	1,511
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	23,200	5,949
[b] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	50,400	3,079
Charoen Pokphand Indonesia Tbk PT	Food Products	42,000	16,916
Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	133,600	6,278
[b] Elang Mahkota Teknologi Tbk PT	Media	170,000	18,315

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

First Pacific Co. Ltd.	Food Products	12,000	4,649
Gudang Garam Tbk PT	Tobacco	2,800	5,859
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	50,800	3,325
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	14,400	7,346
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	10,400	6,614
Indofood CBP Sukses Makmur Tbk PT	Food Products	12,400	7,949
Indofood Sukses Makmur Tbk PT	Food Products	24,400	11,547
Jasa Marga Persero Tbk PT	Transportation Infrastructure	12,800	3,042
Kalbe Farma Tbk PT	Pharmaceuticals	105,600	11,767
Mayora Indah Tbk PT	Food Products	22,400	3,142
Media Nusantara Citra Tbk PT	Media	24,800	1,556
Perusahaan Gas Negara Tbk PT	Gas Utilities	57,200	6,105
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	263,600	70,777
PT Barito Pacific Tbk	Chemicals	138,000	6,994
PT XL Axiata Tbk	Wireless Telecommunication Services	21,600	3,770
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	141,600	10,455
Semen Indonesia (Persero) Tbk PT	Construction Materials	16,400	7,844
[b] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	581,655	3,241
[b] Surya Citra Media Tbk PT	Media	160,000	2,363
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	58,000	11,446
Unilever Indonesia Tbk PT	Household Products	31,600	10,118
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	8,400	16,013
Vale Indonesia Tbk PT	Metals & Mining	12,000	4,551
			654,274
Italy 0.1%
Prada SpA	Textiles, Apparel & Luxury Goods	3,000	16,803
Luxembourg 0.0%†
L'Occitane International SA	Personal Products	2,500	7,806
Macau 0.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	12,400	73,955
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	2,722
[b] Sands China Ltd.	Hotels, Restaurants & Leisure	13,600	32,445
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	4,537
[b] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	8,400	5,705
			119,364
Malaysia 1.8%
Alliance Bank Malaysia Bhd.	Banks	6,800	4,906
AMMB Holdings Bhd.	Banks	11,000	9,309
Astro Malaysia Holdings Bhd.	Media	6,800	1,396
Axiata Group Bhd.	Wireless Telecommunication Services	26,000	16,694
British American Tobacco Malaysia Bhd.	Tobacco	800	1,960
CIMB Group Holdings Bhd.	Banks	37,200	41,863
Dialog Group Bhd.	Energy Equipment & Services	23,200	11,212
Digi.com Bhd.	Wireless Telecommunication Services	18,000	14,294
FGV Holdings Bhd.	Food Products	3,600	1,192
Fraser & Neave Holdings Bhd.	Beverages	600	2,886
Gamuda Bhd.	Construction & Engineering	12,400	10,072
Genting Bhd.	Hotels, Restaurants & Leisure	12,800	13,185
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	15,200	9,794
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	9,000	6,248
Hong Leong Bank Bhd.	Banks	3,600	16,711
Hong Leong Financial Group Bhd.	Banks	1,200	5,037
IHH Healthcare Bhd.	Health Care Providers & Services	15,200	22,244
IJM Corp. Bhd.	Construction & Engineering	17,600	6,908
IOI Corp. Bhd.	Food Products	18,000	15,682
Kuala Lumpur Kepong Bhd.	Food Products	2,400	11,947
Malayan Banking Bhd.	Banks	40,400	78,738
[b] Malaysia Airports Holdings Bhd.	Transportation Infrastructure	5,200	7,787
Maxis Bhd.	Wireless Telecommunication Services	11,600	8,685
MISC Bhd.	Marine	10,000	16,109
[a] MR DIY Group M Bhd., 144A	Specialty Retail	12,600	5,918

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Nestle (Malaysia) Bhd.	Food Products	300	9,026
Petronas Chemicals Group Bhd.	Chemicals	16,000	32,672
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,600	7,667
Petronas Gas Bhd.	Gas Utilities	3,300	12,309
PPB Group Bhd.	Food Products	3,600	12,954
Press Metal Aluminium Holdings Bhd.	Metals & Mining	20,000	21,600
Public Bank Bhd.	Banks	80,800	80,113
QL Resources Bhd.	Food Products	6,500	7,669
RHB Bank Bhd	Banks	9,200	11,960
Sime Darby Bhd.	Industrial Conglomerates	19,200	9,279
Sime Darby Plantation Bhd.	Food Products	20,400	20,041
Supermax Corp. Bhd	Health Care Equipment & Supplies	10,250	2,035
Telekom Malaysia Bhd.	Diversified Telecommunication Services	6,800	8,100
Tenaga Nasional Bhd.	Electric Utilities	18,400	33,314
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	30,000	7,079
Westports Holdings Bhd.	Transportation Infrastructure	4,000	3,222
YTL Corp. Bhd.	Multi-Utilities	23,613	3,134
			622,951
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	4,000	2,155
Habib Bank Ltd.	Banks	4,000	1,785
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	1,538
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	4,008	1,322
			6,800
Philippines 0.8%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	9,200	4,936
	Independent Power and Renewable
AC Energy Corp.	Electricity Producers	37,640	5,504
Alliance Global Group Inc.	Industrial Conglomerates	22,000	3,521
Ayala Corp.	Industrial Conglomerates	1,800	19,642
Ayala Land Inc.	Real Estate Management & Development	45,600	21,148
Bank of the Philippine Islands	Banks	10,160	15,669
BDO Unibank Inc.	Banks	11,280	22,669
[b] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	17,200	1,817
Converge Information and Communications Technology Solutions
[b] Inc.	Diversified Telecommunication Services	11,600	4,462
DMCI Holdings Inc.	Industrial Conglomerates	20,400	3,272
Globe Telecom Inc.	Wireless Telecommunication Services	160	6,600
GT Capital Holdings Inc.	Industrial Conglomerates	600	5,336
International Container Terminal Services Inc.	Transportation Infrastructure	6,320	21,149
JG Summit Holdings Inc.	Industrial Conglomerates	17,160	15,198
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,440	9,035
LT Group Inc.	Industrial Conglomerates	18,000	2,652
Manila Electric Co.	Electric Utilities	1,520	9,952
Megaworld Corp.	Real Estate Management & Development	72,000	2,828
Metro Pacific Investments Corp.	Diversified Financial Services	78,000	5,008
Metropolitan Bank & Trust Co.	Banks	10,260	8,919
[a,b] Monde Nissin Corp., 144A	Food Products	32,400	7,660
PLDT Inc.	Wireless Telecommunication Services	525	16,041
Puregold Price Club Inc.	Food & Staples Retailing	6,060	3,317
San Miguel Corp.	Industrial Conglomerates	2,180	4,278
San Miguel Pure Foods Co. Inc.	Food Products	3,980	3,257
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	6,400	4,074
SM Prime Holdings Inc.	Real Estate Management & Development	68,000	45,201
Universal Robina Corp.	Food Products	5,160	10,417
			283,562
Singapore 3.3%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	19,600	40,138
	Equity Real Estate Investment Trusts
Ascott Residence Trust	(REITs)	10,400	8,519

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] BOC Aviation Ltd., 144A	Trading Companies & Distributors	1,200	10,085
Capitaland Investment Ltd.	Real Estate Management & Development	14,400	39,526
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	28,800	44,906
City Developments Ltd.	Real Estate Management & Development	2,800	16,397
ComfortDelGro Corp. Ltd.	Road & Rail	11,600	11,669
DBS Group Holdings Ltd.	Banks	10,300	219,662
	Equity Real Estate Investment Trusts
Frasers Logistics & Commercial Trust	(REITs)	16,000	15,291
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	32,800	16,969
Golden Agri-Resources Ltd.	Food Products	34,400	6,179
Jardine Cycle & Carriage Ltd.	Distributors	600	12,197
Keppel Corp. Ltd.	Industrial Conglomerates	8,000	37,307
	Equity Real Estate Investment Trusts
Keppel DC REIT	(REITs)	7,200	10,192
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	12,800	10,025
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	12,400	16,305
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	10,800	20,177
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	18,400	22,212
[c] NetLink NBN Trust, Reg S	Diversified Telecommunication Services	16,000	11,152
Olam Group Ltd.	Food & Staples Retailing	4,500	4,915
Oversea-Chinese Banking Corp. Ltd.	Banks	20,000	163,685
SATS Ltd.	Transportation Infrastructure	3,700	10,369
SembCorp Industries Ltd.	Multi-Utilities	5,200	10,649
[b] SembCorp Marine Ltd.	Machinery	90,000	6,984
SIA Engineering Co. Ltd.	Transportation Infrastructure	1,200	2,104
Singapore Airlines Ltd.	Airlines	7,200	26,385
Singapore Exchange Ltd.	Capital Markets	4,800	32,628
Singapore Post Ltd.	Air Freight & Logistics	8,800	4,110
Singapore Technologies Engineering Ltd.	Aerospace & Defense	8,600	25,212
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	42,800	77,807
StarHub Ltd.	Wireless Telecommunication Services	3,200	2,828
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	12,000	13,969
United Overseas Bank Ltd.	Banks	7,300	137,691
UOL Group Ltd.	Real Estate Management & Development	2,900	15,337
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,500	17,924
Wilmar International Ltd.	Food Products	12,000	34,835
Wing Tai Holdings Ltd.	Real Estate Management & Development	2,400	3,001
[b] Yangzijiang Financial Holding Ltd.	Capital Markets	14,400	4,242
Yanlord Land Group Ltd.	Real Estate Management & Development	3,200	2,437
			1,166,020
South Korea 11.7%
[b] Alteogen Inc.	Biotechnology	160	7,529
Amorepacific Corp.	Personal Products	164	16,420
AmorePacific Group	Personal Products	168	4,826
BGF Retail Co. Ltd.	Food & Staples Retailing	36	5,240
BNK Financial Group Inc.	Banks	1,692	8,744
Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	540	28,531
Celltrion Inc.	Biotechnology	608	83,586
[b] Celltrion Pharm Inc.	Pharmaceuticals	109	6,607
Cheil Worldwide Inc.	Media	408	7,463
CJ CheilJedang Corp.	Food Products	44	12,844
CJ Corp.	Industrial Conglomerates	68	4,069
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	62	4,474
[b] CJ Logistics Corp.	Road & Rail	48	4,214
Coway Co. Ltd.	Household Durables	320	15,749
Daelim Industrial Co. Ltd.	Construction & Engineering	72	3,932

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[b] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	976	4,390
[b] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	280	5,176
DB Insurance Co. Ltd.	Insurance	248	11,709
DGB Financial Group Inc.	Banks	892	5,228
DL E&C Co. Ltd.	Construction & Engineering	176	5,619
Dongsuh Cos. Inc.	Food & Staples Retailing	176	3,551
Doosan Bobcat Inc.	Machinery	124	2,760
[b] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	2,212	33,051
[b] Doosan Infracore Co. Ltd.	Machinery	740	3,100
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	82	2,848
E-MART Inc.	Food & Staples Retailing	108	8,775
Ecopro BM Co. Ltd.	Electrical Equipment	224	19,581
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	90	9,323
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	280	6,060
Green Cross Corp.	Biotechnology	32	4,153
GS Engineering & Construction Corp.	Construction & Engineering	352	8,553
GS Holdings Corp.	Oil, Gas & Consumable Fuels	288	9,283
GS Retail Co. Ltd.	Food & Staples Retailing	216	4,267
Hana Financial Group Inc.	Banks	1,632	49,460
Hanjin Kal Corp.	Airlines	126	5,997
Hankook Tire & Technology Co. Ltd.	Auto Components	416	10,557
Hanmi Pharm Co. Ltd.	Pharmaceuticals	44	10,437
Hanmi Science Co. Ltd.	Pharmaceuticals	89	2,745
Hanon Systems	Auto Components	956	7,400
Hanssem Co. Ltd.	Household Durables	60	2,981
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	192	7,202
Hanwha Corp.	Industrial Conglomerates	100	1,105
Hanwha Corp.	Industrial Conglomerates	228	4,539
Hanwha Life Insurance Co. Ltd.	Insurance	1,644	2,817
Hanwha Solutions Corp.	Chemicals	640	18,681
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	292	2,508
[b] Helixmith Co. Ltd.	Biotechnology	157	2,515
Hite Jinro Co. Ltd.	Beverages	176	4,175
[b] HLB Inc.	Leisure Products	508	13,850
HMM Co. Ltd.	Marine	2,380	45,092
Hotel Shilla Co. Ltd.	Specialty Retail	180	9,871
[b] HYBE Co. Ltd.	Entertainment	104	11,654
Hyundai Department Store Co. Ltd.	Multiline Retail	84	4,535
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	408	12,994
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	104	14,378
[b] Hyundai Heavy Industries Co. Ltd.	Machinery	80	8,811
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	280	12,810
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	349	8,319
Hyundai Mipo Dockyard Co. Ltd.	Machinery	117	8,209
Hyundai Mobis Co. Ltd.	Auto Components	348	53,336
Hyundai Motor Co.	Automobiles	788	109,546
Hyundai Steel Co.	Metals & Mining	424	10,482
Hyundai Wia Corp.	Auto Components	96	4,126
	Electronic Equipment, Instruments &
Iljin Materials Co. Ltd.	Components	100	5,376
Industrial Bank of Korea	Banks	1,456	10,788
Kakao Corp.	Interactive Media & Services	1,712	92,166
[b] Kakao Games Corp.	Entertainment	156	5,905
[b] KakaoBank Corp.	Banks	876	20,409
[b] Kakaopay Corp.	IT Services	120	5,564
Kangwon Land Inc.	Hotels, Restaurants & Leisure	616	12,051
KB Financial Group Inc.	Banks	2,200	81,585
KCC Corp.	Chemicals	25	5,536
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	132	3,904
Kia Motors Corp.	Automobiles	1,460	86,921
Korea Aerospace Industries Ltd.	Aerospace & Defense	384	15,911
Korea Electric Power Corp.	Electric Utilities	1,432	24,870
Korea Gas Corp.	Gas Utilities	152	4,630

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Korea Investment Holdings Co. Ltd.	Capital Markets	208	9,884
[b] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	244	17,646
Korea Zinc Co. Ltd.	Metals & Mining	56	21,026
Korean Air Lines Co. Ltd.	Airlines	1,000	19,409
[b] Krafton Inc.	Entertainment	164	27,662
KT&G Corp.	Tobacco	604	38,238
Kumho Petrochemical Co. Ltd.	Chemicals	96	10,277
	Electronic Equipment, Instruments &
L&F Co. Ltd.	Components	124	20,055
LG Chem Ltd.	Chemicals	262	104,122
LG Corp.	Industrial Conglomerates	496	29,758
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	1,264	14,165
LG Electronics Inc.	Household Durables	608	41,348
[b] LG Energy Solution Ltd.	Electrical Equipment	136	38,860
LG Household & Health Care Ltd.	Personal Products	49	25,662
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	80	21,103
LG Uplus Corp.	Diversified Telecommunication Services	1,204	11,823
Lotte Chemical Corp.	Chemicals	80	11,091
Lotte Chilsung Beverage Co. Ltd.	Beverages	20	2,696
Lotte Corp.	Industrial Conglomerates	152	4,367
LOTTE Fine Chemical Co. Ltd.	Chemicals	96	4,843
Lotte Shopping Co. Ltd.	Multiline Retail	64	5,126
LS Corp.	Electrical Equipment	92	4,506
Mando Corp.	Auto Components	196	7,178
[b] Medytox Inc.	Biotechnology	29	2,459
Meritz Financial Group Inc.	Diversified Financial Services	156	3,106
Mirae Asset Daewoo Co. Ltd.	Capital Markets	824	2,405
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,496	7,628
Naver Corp.	Interactive Media & Services	816	150,832
NCSoft Corp.	Entertainment	90	24,226
[a] Netmarble Corp., 144A	Entertainment	100	5,307
NH Investment & Securities Co. Ltd.	Capital Markets	740	5,158
[b] NHN Corp.	Entertainment	88	1,894
Nongshim Co. Ltd.	Food Products	20	4,120
OCI Co. Ltd.	Chemicals	100	11,052
Orion Corp.	Food Products	128	10,253
Ottogi Corp.	Food Products	8	2,612
Pan Ocean Co. Ltd.	Marine	1,132	5,179
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	272	2,828
[b] Pearl Abyss Corp.	Entertainment	172	6,769
POSCO	Metals & Mining	424	75,271
POSCO Chemical Co. Ltd.	Construction Materials	152	12,526
Posco International Corp.	Trading Companies & Distributors	296	4,388
S-1 Corp.	Commercial Services & Supplies	100	4,945
S-Oil Corp.	Oil, Gas & Consumable Fuels	232	18,583
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	104	63,278
Samsung C&T Corp.	Industrial Conglomerates	476	45,092
Samsung Card Co. Ltd.	Consumer Finance	176	4,134
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	316	31,761
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	26,830	1,177,842
[b] Samsung Engineering Co. Ltd.	Construction & Engineering	896	14,871
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	188	29,104
[b] Samsung Heavy Industries Co. Ltd.	Machinery	3,422	15,998
Samsung Life Insurance Co. Ltd.	Insurance	368	17,742
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	298	122,101
Samsung SDS Co. Ltd.	IT Services	204	20,425
Samsung Securities Co. Ltd.	Capital Markets	368	9,481
SD Biosensor Inc.	Health Care Equipment & Supplies	196	5,865
Seegene Inc.	Biotechnology	168	4,677

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	196	3,298
Shinhan Financial Group Co. Ltd.	Banks	2,824	80,583
Shinsegae Co. Ltd.	Multiline Retail	40	6,716
[b,d] SillaJen Inc.	Biotechnology	196	—
[b] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	144	8,307
[b] SK Bioscience Co. Ltd.	Biotechnology	112	8,669
SK Chemicals Co. Ltd.	Chemicals	80	5,675
SK Holdings Co. Ltd.	Industrial Conglomerates	200	33,118
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	3,048	213,623
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	148	11,182
[b] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	292	43,179
SK Networks Co. Ltd.	Trading Companies & Distributors	832	2,691
	Semiconductors & Semiconductor
[b] SK Square Co. Ltd.	Equipment	564	16,963
SK Telecom Co. Ltd.	Wireless Telecommunication Services	256	10,253
SKC Co. Ltd.	Chemicals	108	11,063
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	656	3,486
Wemade Co. Ltd.	Entertainment	96	4,266
Woori Financial Group Inc.	Banks	3,588	33,437
Yuhan Corp.	Pharmaceuticals	280	12,076
			4,121,745
Taiwan 15.6%
Accton Technology Corp.	Communications Equipment	3,000	24,064
	Technology Hardware, Storage &
Acer Inc.	Peripherals	16,000	11,677
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	120	3,911
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	2,600	30,255
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	19,000	48,820
Asia Cement Corp.	Construction Materials	14,330	21,109
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	200	7,500
	Semiconductors & Semiconductor
ASPEED Technology Inc.	Equipment	176	11,247
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	4,000	41,771
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	50,000	27,410
Capital Securities Corp.	Capital Markets	12,000	5,650
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	4,270	23,767
Cathay Financial Holding Co. Ltd.	Insurance	47,000	80,458
Chailease Holding Co. Ltd.	Diversified Financial Services	7,938	55,664
Chang Hwa Commercial Bank Ltd.	Banks	37,300	21,765
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	10,000	11,906
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,000	7,476
[b] China Airlines Ltd.	Airlines	16,000	12,646
China Development Financial Holding Corp.	Insurance	92,000	45,484
China Motor Corp.	Automobiles	1,060	2,214
China Steel Corp.	Metals & Mining	70,000	66,978
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	21,660	88,874
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	22,000	16,833
CTBC Financial Holding Co. Ltd.	Banks	103,000	86,949
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	12,000	89,394
	Electronic Equipment, Instruments &
E Ink Holdings Inc.	Components	5,000	31,698
E.Sun Financial Holding Co. Ltd.	Banks	72,000	70,224
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	1,160	16,210

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	400	13,924
	Semiconductors & Semiconductor
ENNOSTAR Inc.	Equipment	3,330	5,678
Eternal Materials Co. Ltd.	Chemicals	6,000	6,528
[b] EVA Airways Corp.	Airlines	14,000	14,902
Evergreen Marine Corp. Taiwan Ltd.	Marine	14,000	39,834
Far Eastern International Bank	Banks	12,191	4,613
Far Eastern New Century Corp.	Industrial Conglomerates	22,000	23,529
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	25,305
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,640	15,582
First Financial Holding Co. Ltd.	Banks	58,000	51,107
	Electronic Equipment, Instruments &
[a] FIT Hon Teng Ltd., 144A	Components	8,000	1,091
Formosa Chemicals & Fibre Corp.	Chemicals	19,000	47,734
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	8,000	25,238
Formosa Plastics Corp.	Chemicals	28,000	102,174
	Semiconductors & Semiconductor
Formosa Sumco Technology Corp.	Equipment	400	2,374
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	5,378
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	6,000	9,948
Fubon Financial Holding Co. Ltd.	Insurance	40,000	80,448
	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	520	6,410
Giant Manufacturing Co. Ltd.	Leisure Products	1,730	13,964
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	1,200	18,282
Hiwin Technologies Corp.	Machinery	1,636	13,123
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	68,000	249,281
Hotai Motor Co. Ltd.	Specialty Retail	1,800	36,686
	Technology Hardware, Storage &
[b] HTC Corp.	Peripherals	4,000	6,578
Hua Nan Financial Holdings Co. Ltd.	Banks	56,000	42,565
	Electronic Equipment, Instruments &
Innolux Corp.	Components	52,000	21,161
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	17,000	14,379
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	580	33,649
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	12,000	23,368
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	8,440	184,790
Mega Financial Holding Co. Ltd.	Banks	62,000	73,607
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	4,000	15,269
momo.com Inc.	Internet & Direct Marketing Retail	336	7,210
Nan Ya Plastics Corp.	Chemicals	32,000	89,327
	Electronic Equipment, Instruments &
Nan Ya Printed Circuit Board Corp.	Components	1,330	11,652
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	4,330	7,194
Nien Made Enterprise Co. Ltd.	Household Durables	880	8,672
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	3,300	33,518
[b] OBI Pharma Inc.	Biotechnology	1,000	3,279
[b] Oneness Biotech Co. Ltd.	Pharmaceuticals	1,600	9,444
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	12,000	23,004
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	15,000	14,882
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	4,000	11,812

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

President Chain Store Corp.	Food & Staples Retailing	3,200	29,327
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	15,000	40,258
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,708	33,061
Ruentex Development Co. Ltd.	Real Estate Management & Development	9,000	22,217
Shin Kong Financial Holding Co. Ltd.	Insurance	76,041	22,403
	Semiconductors & Semiconductor
Sino-American Silicon Products Inc.	Equipment	3,060	14,511
SinoPac Financial Holdings Co. Ltd.	Banks	60,000	33,901
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	8,000	14,314
Taishin Financial Holding Co. Ltd.	Banks	62,180	34,087
Taiwan Business Bank	Banks	28,000	10,877
Taiwan Cement Corp.	Construction Materials	31,000	41,183
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	56,000	50,569
Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	8,596
Taiwan Glass Industry Corp.	Building Products	9,000	5,403
Taiwan High Speed Rail Corp.	Transportation Infrastructure	12,000	11,321
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	9,330	33,889
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,330	4,540
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	136,190	2,180,249
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	11,000	11,043
The Shanghai Commercial & Savings Bank Ltd.	Banks	19,000	33,931
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	1,330	3,091
U-Ming Marine Transport Corp.	Marine	2,000	2,761
Uni-President Enterprises Corp.	Food Products	27,000	60,841
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	7,000	37,315
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	66,000	86,902
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	5,000	12,915
Voltronic Power Technology Corp.	Electrical Equipment	370	17,981
Walsin Lihwa Corp.	Electrical Equipment	18,000	21,824
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,800	8,447
Wan Hai Lines Ltd.	Marine	4,400	17,610
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	2,560	16,574
	Semiconductors & Semiconductor
Winbond Electronics Corp.	Equipment	17,000	12,407
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	16,000	14,368
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	480	11,252
	Electronic Equipment, Instruments &
Yageo Corp.	Components	2,660	27,554
Yang Ming Marine Transport Corp.	Marine	10,000	27,679
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	66,000	43,728
Yulon Motor Co. Ltd.	Automobiles	3,271	5,193
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	4,000	13,856
			5,488,425
Thailand 2.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	6,400	35,209
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	24,400	49,000
Asset World Corp PCL, NVDR	Hotels, Restaurants & Leisure	42,400	5,852
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	4,400	4,356
Bangkok Bank PCL, fgn.	Banks	2,400	9,062

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Bangkok Bank PCL, NVDR	Banks	1,200	4,514
Bangkok Dusit Medical Services PCL, NVDR	Health Care Providers & Services	50,400	35,638
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	44,400	10,988
Bangkok Life Assurance PCL, NVDR	Insurance	2,800	3,188
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	32,000	11,404
Berli Jucker PCL, NVDR	Food & Staples Retailing	5,600	5,148
BTS Group Holdings PCL, NVDR	Road & Rail	48,000	11,608
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,000	10,126
Carabao Group PCL, NVDR	Beverages	2,000	6,025
Central Pattana PCL, NVDR	Real Estate Management & Development	15,600	26,916
Central Retail Corp. PCL, NVDR	Multiline Retail	16,000	15,839
Charoen Pokphand Foods PCL, NVDR	Food Products	28,400	20,885
CP ALL PCL, NVDR	Food & Staples Retailing	34,000	57,700
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	1,600	15,070
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	29,600	11,219
	Independent Power and Renewable
Electricity Generating PCL, NVDR	Electricity Producers	1,600	7,987
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	9,600	22,130
	Independent Power and Renewable
Global Power Synergy PCL, NVDR	Electricity Producers	4,000	7,297
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	24,400	32,092
Home Product Center PCL, NVDR, NVDR	Specialty Retail	32,000	11,495
Indorama Ventures PCL, NVDR	Chemicals	10,000	13,294
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	8,000	15,500
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	55,600	5,064
Kasikornbank PCL, fgn.	Banks	6,800	29,139
Kasikornbank PCL, NVDR	Banks	2,000	8,514
Krung Thai Bank PCL, NVDR	Banks	35,200	15,432
Krungthai Card PCL, NVDR	Consumer Finance	7,500	12,092
Land and Houses PCL, NVDR	Real Estate Management & Development	47,600	11,242
Minor International PCL, NVDR	Hotels, Restaurants & Leisure	22,800	21,926
Muangthai Capital PCL, NVDR	Consumer Finance	4,000	4,837
Osotspa PCL, NVDR	Beverages	7,600	7,362
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	8,000	36,091
PTT Global Chemical PCL, NVDR	Chemicals	11,200	14,414
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	15,600	11,252
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	81,200	78,088
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	6,800	7,357
SCB X PCL	Banks	9,600	28,239
SCG Packaging PCL, NVDR	Containers & Packaging	6,800	10,675
Siam City Cement PCL, NVDR	Construction Materials	400	1,708
Siam Makro Public Company Ltd., NVDR	Food & Staples Retailing	8,000	7,920
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	5,600	2,582
Srisawad Corp. PCL, NVDR	Consumer Finance	3,600	4,938
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,600	8,157
Thai Union Group PCL, NVDR	Food Products	16,400	7,932
The Siam Cement PCL, NVDR	Construction Materials	4,800	50,776
TMB Bank PCL, NVDR	Banks	240,000	8,350
Total Access Communication PCL, NVDR	Wireless Telecommunication Services	4,000	5,035
True Corporation PCL, NVDR	Diversified Telecommunication Services	62,000	8,067
			866,731
United Kingdom 0.3%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	15,000	101,409
United States 0.1%
[a] JS Global Lifestyle Co. Ltd., 144A	Household Durables	4,000	5,210
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	400	15,471

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	7,200	14,332
			35,013
Total Common Stocks and Other Equity Interests (Cost $37,626,725)			34,811,259
Preferred Stocks 0.7%
South Korea 0.7%
[e] Amorepacific Corp., 1.939%, pfd.	Personal Products	60	2,347
[e] CJ CheilJedang Corp., 3.735%, pfd.	Food Products	8	998
[e] Hyundai Motor Co., 4.680%, pfd.	Automobiles	196	13,224
[e] Hyundai Motor Co., 4.655%, pfd.	Automobiles	120	8,041
[e] LG Chem Ltd., 5.010%, pfd.	Chemicals	45	8,335
[e] LG Electronics Inc., 2.120%, pfd.	Household Durables	88	2,877
[e] LG Household & Health Care Ltd., 3.691%, pfd.	Personal Products	12	3,017
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.085%, pfd.	Peripherals	4,660	186,630
[e] Samsung Fire & Marine Insurance Co. Ltd., 7.622%, pfd.	Insurance	16	1,941
	Electronic Equipment, Instruments &
[e] Samsung SDI Co. Ltd., 0.389%, pfd.	Components	8	1,664
Total Preferred Stocks (Cost $274,700)			229,074
Rights 0.0%†
Hong Kong 0.0%†

Microport, rts.	Health Care Equipment & Supplies	1	—
Total Investments (Cost $37,901,425) 99.8%			35,040,333
Other Assets, less Liabilities 0.2%			86,097
Net Assets 100.0%			$35,126,430

†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $2,193,873, representing 6.2% of net assets.
[b]Non-income producing.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to t he Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $274,160, representing 0.8% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index			Long	5	$136,675	9/16/22	$(3,956)

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family
SRF	-	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.9%
Australia 96.9%
Adbri Ltd.	Construction Materials	9,840	$16,375
AGL Energy Ltd.	Multi-Utilities	13,960	79,197
[a] Allkem Ltd.	Metals & Mining	12,100	85,785
ALS Ltd.	Professional Services	9,980	73,294
Altium Ltd.	Software	2,240	41,450
Alumina Ltd.	Metals & Mining	52,220	52,607
[a] AMP Ltd.	Diversified Financial Services	67,580	44,380
Ampol Ltd.	Oil, Gas & Consumable Fuels	4,940	116,279
Ansell Ltd.	Health Care Equipment & Supplies	2,660	40,680
Apa Group	Gas Utilities	24,520	190,026
Appen Ltd.	IT Services	2,400	9,259
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	13,880	328,143
Atlas Arteria Ltd.	Transportation Infrastructure	19,880	110,184
Aurizon Holdings Ltd.	Road & Rail	36,660	95,795
Australia & New Zealand Banking Group Ltd.	Banks	57,980	878,335
Australian Stock Exchange Ltd.	Capital Markets	4,020	225,875
Bank of Queensland Ltd.	Banks	13,340	61,186
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	36,580	43,391
Bendigo and Adelaide Bank Ltd.	Banks	11,700	72,973
BHP Group Ltd.	Metals & Mining	104,340	2,959,663
BlueScope Steel Ltd.	Metals & Mining	10,000	109,336
Boral Ltd.	Construction Materials	8,640	15,388
Brambles Ltd.	Commercial Services & Supplies	29,800	219,469
[a] carsales.com Ltd.	Software	1,347	17,034
carsales.com Ltd.	Interactive Media & Services	5,600	70,817
Challenger Ltd.	Diversified Financial Services	13,940	65,567
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	9,780	72,834
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	28,300	49,040
Cochlear Ltd.	Health Care Equipment & Supplies	1,330	181,726
Coles Group Ltd.	Food & Staples Retailing	26,380	323,077
Commonwealth Bank of Australia	Banks	35,420	2,201,346
Computershare Ltd.	IT Services	11,160	189,092
CSL Ltd.	Biotechnology	9,980	1,846,491
CSR Ltd.	Construction Materials	9,860	27,528
Deterra Royalties Ltd.	Metals & Mining	9,060	26,416
	Equity Real Estate Investment Trusts
Dexus	(REITs)	22,360	136,538
Domain Holdings Australia Ltd.	Interactive Media & Services	5,200	10,763
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,260	58,918
Downer EDI Ltd.	Commercial Services & Supplies	14,020	48,686
Endeavour Group Ltd.	Food & Staples Retailing	26,340	137,113
Evolution Mining Ltd.	Metals & Mining	35,780	58,558
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,040	36,290
Fortescue Metals Group Ltd.	Metals & Mining	32,980	397,558
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	38,040	466,663
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	39,800	115,495
Harvey Norman Holdings Ltd.	Multiline Retail	12,280	31,329
IDP Education Ltd.	Diversified Consumer Services	3,760	61,588
IGO Ltd.	Metals & Mining	12,880	88,038
Iluka Resources Ltd.	Metals & Mining	8,720	56,605
Incitec Pivot Ltd.	Chemicals	40,240	91,591
Insurance Australia Group Ltd.	Insurance	51,120	153,266
IOOF Holdings Ltd.	Capital Markets	12,860	23,788
JB Hi-Fi Ltd.	Specialty Retail	2,260	59,770
Lendlease Corp. Ltd.	Real Estate Management & Development	14,280	89,457
[a] Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	43,180	134,211

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Lynas Rare Earths Ltd.	Metals & Mining	18,660	112,019
Macquarie Group Ltd.	Capital Markets	7,200	814,502
Magellan Financial Group Ltd.	Capital Markets	2,900	25,765
Medibank Private Ltd.	Insurance	57,220	127,879
Metcash Ltd.	Food & Staples Retailing	19,960	58,196
Mineral Resources Ltd.	Metals & Mining	3,460	114,847
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	81,740	111,012
National Australia Bank Ltd.	Banks	66,780	1,257,784
Newcrest Mining Ltd.	Metals & Mining	18,520	266,040
[a] NEXTDC Ltd.	IT Services	9,420	68,922
Northern Star Resources Ltd.	Metals & Mining	23,640	111,191
Nufarm Ltd.	Chemicals	6,620	23,171
Orica Ltd.	Chemicals	8,460	91,742
Origin Energy Ltd.	Electric Utilities	36,440	143,582
Orora Ltd.	Containers & Packaging	17,640	44,275
OZ Minerals Ltd.	Metals & Mining	6,780	82,802
Perpetual Ltd.	Capital Markets	1,160	23,037
[a] Pilbara Minerals Ltd.	Metals & Mining	54,640	86,043
Platinum Asset Management Ltd.	Capital Markets	11,280	13,497
Pro Medicus Ltd.	Health Care Technology	860	24,986
[a] Qantas Airways Ltd.	Airlines	17,160	52,746
QBE Insurance Group Ltd.	Insurance	30,740	256,831
Qube Logistics Holdings Ltd.	Transportation Infrastructure	30,340	56,957
Ramsay Health Care Ltd.	Health Care Providers & Services	3,620	182,316
REA Group Ltd.	Interactive Media & Services	1,040	79,976
Reece Ltd.	Trading Companies & Distributors	4,420	41,883
Rio Tinto Ltd.	Metals & Mining	7,700	543,787
Santos Ltd.	Oil, Gas & Consumable Fuels	63,720	325,123
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	107,620	191,673
SEEK Ltd.	Interactive Media & Services	7,260	104,839
Seven Group Holdings Ltd.	Trading Companies & Distributors	2,880	32,895
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	22,840	43,191
Sonic Healthcare Ltd.	Health Care Providers & Services	9,940	225,631
South32 Ltd.	Metals & Mining	96,380	261,126
[a] Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	17,500	33,575
	Equity Real Estate Investment Trusts
Stockland	(REITs)	49,540	122,979
Suncorp-Metway Ltd.	Insurance	26,200	197,820
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	43,180	31,623
Telstra Corp. Ltd.	Diversified Telecommunication Services	84,820	224,557
TPG Telecom Limited	Diversified Telecommunication Services	7,400	30,379
Transurban Group	Transportation Infrastructure	63,680	629,694
Treasury Wine Estates Ltd.	Beverages	15,000	117,072
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	78,160	98,625
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	5,520	89,354
Wesfarmers Ltd.	Multiline Retail	23,480	676,680
Westpac Banking Corp.	Banks	72,260	968,947
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	17,620	58,643
WiseTech Global Ltd.	Software	3,280	85,370
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	39,200	858,275
Woolworths Group Ltd.	Food & Staples Retailing	25,180	616,415

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Worley Ltd.	Energy Equipment & Services	7,780	76,183
			24,112,720
Ireland 0.8%
James Hardie Industries PLC, CDI	Construction Materials	9,180	200,552
New Zealand 0.6%
[a] Xero Ltd.	Software	2,620	138,654
United Kingdom 1.5%
Amcor PLC, IDR	Containers & Packaging	31,200	387,043
United States 0.1%
Sims Ltd.	Metals & Mining	3,320	31,300
Total Investments (Cost $25,443,616) 99.9%			24,870,269
Other Assets, less Liabilities 0.1%			22,849

Net Assets 100.0%			$24,893,118

[a]Non-income producing.
Abbreviations
Selected Portfolio
CDI	-	Clearing House Electronic Subregister System Depositary Interest
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 72.3%
Brazil 70.1%
Ambev SA	Beverages	3,743,000	$9,591,104
Americanas SA	Internet & Direct Marketing Retail	570,000	1,463,844
Armac Locacao Logistica E Servicos SA	Trading Companies & Distributors	57,000	132,324
Atacadao Distribuicao Comercio Industria Ltd.	Food & Staples Retailing	228,000	726,799
Auren Energia SA	Electric Utilities	323,043	841,359
[a] Azul SA	Airlines	247,000	584,738
B3 SA - Brasil Bolsa Balcao	Capital Markets	5,225,000	10,950,674
Banco Bradesco SA	Banks	1,311,000	3,605,002
Banco BTG Pactual SA	Capital Markets	988,000	4,215,028
Banco do Brasil SA	Banks	741,004	4,729,888
Banco Santander Brasil SA	Banks	323,000	1,779,466
BB Seguridade Participacoes SA	Insurance	570,000	2,829,590
BR Malls Participacoes SA	Real Estate Management & Development	722,000	1,038,243
Bradespar SA	Metals & Mining	28,130	122,645
[a] BRF SA	Food Products	684,000	1,777,541
Caixa Seguridade Participacoes SA	Insurance	399,000	528,750
CCR SA	Transportation Infrastructure	950,000	2,276,243
Centrais Eletricas Brasileiras SA	Electric Utilities	1,064,000	9,399,994
Cia Brasileira de Distribuicao	Food & Staples Retailing	133,000	415,573
Cia Siderurgica Nacional SA	Metals & Mining	551,000	1,626,833
Cielo SA	IT Services	988,000	708,488
Companhia de Locacao das Americas	Road & Rail	285,000	1,292,172
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	285,000	2,298,225
Companhia Energetica de Minas Gerais	Electric Utilities	285,000	826,205
Companhia Paranaense de Energia	Electric Utilities	285,000	347,159
Cosan SA	Oil, Gas & Consumable Fuels	1,026,000	3,570,777
CPFL Energia SA	Electric Utilities	152,000	897,563
CSN Mineracao SA	Metals & Mining	437,000	322,562
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	247,000	558,288
Dexco SA	Paper & Forest Products	266,000	502,045
EDP - Energias do Brasil SA	Electric Utilities	228,000	894,220
[a] Embraer SA	Aerospace & Defense	627,000	1,371,632
Energisa SA	Electric Utilities	209,080	1,613,244
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	1,026,000	2,897,823
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	152,000	1,200,432
Equatorial Energia SA	Electric Utilities	779,000	3,402,339
[b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	361,000	728,289
Grendene SA	Textiles, Apparel & Luxury Goods	304,000	408,670
GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	380,000	668,522
[a] Grupo Mateus SA	Food & Staples Retailing	334,100	215,942
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	3,458,000	3,617,065
Hypera SA	Pharmaceuticals	342,000	2,487,772
Itau Unibanco Holding SA	Banks	380,000	1,419,155
Klabin SA	Containers & Packaging	684,000	2,642,113
Localiza Rent a Car SA	Road & Rail	510,800	5,119,282
[a,b] Locaweb Servicos de Internet SA, 144A	IT Services	380,000	408,379
Lojas Renner SA	Multiline Retail	836,000	3,616,120
M Dias Branco SA	Food Products	114,000	568,970
Magazine Luiza SA	Multiline Retail	2,622,000	1,173,255
Marfrig Global Foods SA	Food Products	304,000	703,982
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	228,000	957,003
Natura & Co. Holding SA	Personal Products	836,016	2,145,414
Neoenergia SA	Electric Utilities	190,000	542,084
Odontoprev SA	Health Care Providers & Services	247,020	441,660
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	570,000	2,396,868
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	3,192,000	18,641,287
Porto Seguro SA	Insurance	152,000	516,215

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Raia Drogasil SA	Food & Staples Retailing	912,043	3,348,579
[b] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	399,000	2,211,135
Rumo SA	Road & Rail	1,083,000	3,307,329
Sao Martinho SA	Food Products	128,300	891,325
Sendas Distribuidora SA	Food & Staples Retailing	684,000	1,866,483
SIMPAR SA	Road & Rail	247,000	438,318
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	95,000	183,298
Sul America SA	Insurance	342,041	1,445,488
Suzano SA	Paper & Forest Products	627,000	5,957,726
Telefonica Brasil SA	Diversified Telecommunication Services	380,000	3,419,633
TIM SA	Wireless Telecommunication Services	684,000	1,668,979
Totvs SA	Software	371,000	1,650,166
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	190,000	1,403,169
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	703,000	1,654,845
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	133,000	208,804
Vale SA	Metals & Mining	3,519,959	51,532,773
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	171,000	382,910
[a] Via SA	Specialty Retail	1,330,000	488,311
Vibra Energia SA	Specialty Retail	969,000	3,096,308
WEG SA	Electrical Equipment	1,273,000	6,438,698
YDUQS Participacoes SA	Diversified Consumer Services	266,000	664,816
			223,015,952
United States 2.2%
JBS SA	Food Products	1,178,000	7,116,049
Total Common Stocks (Cost $266,060,333)			230,132,001
Preferred Stocks 25.8%
Brazil 25.8%
[d] Alpargatas SA, 2.273%, pfd.	Textiles, Apparel & Luxury Goods	190,000	695,408
[d] Banco Bradesco SA, 6.471%, pfd.	Banks	4,465,000	14,685,674
[d] Banco Pan SA, 3.993%, pfd.	Banks	323,000	377,388
[d] Bradespar SA, 36.438%, pfd.	Metals & Mining	209,084	1,009,146
[d] Braskem SA, 24.799%, pfd., A	Chemicals	162,900	1,160,045
[d] Centrais Eletricas Brasileiras SA, 3.296%, pfd.	Electric Utilities	247,000	2,205,758
[d] Cia de Transmissao de Energia Eletrica Paulista, 8.650%, pfd.	Electric Utilities	171,000	751,106
[d] Companhia Energetica de Minas Gerais, 11.224%, pfd.	Electric Utilities	1,102,000	2,187,374
[d] Companhia Paranaense de Energia, 17.130%, pfd.	Electric Utilities	1,159,000	1,513,729
[d] Gerdau SA, 16.600%, pfd.	Metals & Mining	912,000	3,897,771
[d] Itau Unibanco Holding SA, 2.704%, pfd.	Banks	4,142,000	17,955,835
[d] Itausa SA, 6.427%, pfd.	Banks	4,085,000	6,514,815
[d] Metalurgica Gerdau SA, 22.408%, pfd.	Metals & Mining	608,000	1,110,327
[d] Petroleo Brasileiro SA, 28.844%, pfd.	Oil, Gas & Consumable Fuels	4,807,000	25,673,734
[d] Raizen SA, 1.438%, pfd.	Oil, Gas & Consumable Fuels	1,026,000	900,542
[d] Unipar Carbocloro SA, 14.193%, pfd., B	Chemicals	44,340	772,428
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 22.173%, pfd., A	Metals & Mining	399,000	659,983

Total Preferred Stocks (Cost $92,820,624)			82,071,063
Total Investments (Cost $358,880,957) 98.1%			312,203,064
Other Assets, less Liabilities 1.9%			6,157,960
Net Assets 100.0%			$318,361,024

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $6,964,868, representing 2.2% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was $3,617,065, representing 1.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long	320	$6,107,503	8/17/22	$(499,888)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.9%
Canada 97.7%
Agnico Eagle Mines Ltd.	Metals & Mining	63,190	$2,886,278
Alimentation Couche-Tard Inc.	Food & Staples Retailing	110,050	4,283,585
Bank of Montreal	Banks	90,028	8,638,835
Barrick Gold Corp.	Metals & Mining	245,944	4,339,459
BCE Inc.	Diversified Telecommunication Services	42,174	2,068,568
Brookfield Asset Management Inc., A	Capital Markets	184,884	8,206,874
Canadian Imperial Bank of Commerce	Banks	122,546	5,938,486
Canadian National Railway Co.	Road & Rail	85,200	9,563,245
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	158,614	8,505,237
Canadian Pacific Railway Ltd.	Road & Rail	128,936	8,986,888
Canadian Tire Corp. Ltd., A	Multiline Retail	7,668	965,373
Canadian Utilities Ltd., A	Multi-Utilities	16,756	498,673
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	172,956	3,283,610
[a] CGI Inc., A	IT Services	29,962	2,381,723
Constellation Software Inc.	Software	2,650	3,925,583
Dollarama Inc.	Multiline Retail	38,340	2,203,001
Enbridge Inc.	Oil, Gas & Consumable Fuels	281,018	11,842,427
Fairfax Financial Holdings Ltd.	Insurance	2,982	1,576,822
Fortis Inc.	Electric Utilities	66,314	3,128,189
Franco-Nevada Corp.	Metals & Mining	26,412	3,466,863
George Weston Ltd.	Food & Staples Retailing	9,798	1,142,157
Great-West Lifeco Inc.	Insurance	37,630	916,866
[b] Hydro One Ltd., 144A	Electric Utilities	43,736	1,173,459
IGM Financial Inc.	Capital Markets	11,218	300,028
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	28,258	1,329,273
Intact Financial Corp.	Insurance	19,738	2,778,116
Loblaw Companies Ltd.	Food & Staples Retailing	21,868	1,968,027
Magna International Inc.	Auto Components	38,198	2,092,976
Manulife Financial Corp.	Insurance	268,806	4,651,149
Metro Inc., A	Food & Staples Retailing	33,370	1,787,304
National Bank of Canada	Banks	46,576	3,049,944
Nutrien Ltd.	Chemicals	76,538	6,082,337
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	76,396	2,694,692
Power Corp. of Canada	Insurance	74,692	1,917,748
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	42,032	2,103,962
Rogers Communications Inc., B	Wireless Telecommunication Services	48,706	2,328,917
Royal Bank of Canada	Banks	196,954	19,030,464
Saputo Inc.	Food Products	33,228	723,059
Shaw Communications Inc.	Media	59,214	1,741,143
[a] Shopify Inc., A	IT Services	157,820	4,920,749
Sun Life Financial Inc.	Insurance	81,508	3,726,766
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	199,510	6,984,667
TC Energy Corp.	Oil, Gas & Consumable Fuels	136,178	7,039,303
Teck Resources Ltd., B	Metals & Mining	65,320	1,993,097
TELUS Corp.	Diversified Telecommunication Services	63,758	1,417,064
Thomson Reuters Corp.	Professional Services	22,862	2,378,272
The Bank of Nova Scotia	Banks	167,276	9,878,744
The Toronto-Dominion Bank	Banks	252,476	16,521,182
Wheaton Precious Metals Corp.	Metals & Mining	62,764	2,256,672
			211,617,856
United States 2.2%
[a] Bausch Health Companies Inc.	Pharmaceuticals	43,594	363,636

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Waste Connections Inc.	Commercial Services & Supplies	35,642	4,409,832
			4,773,468
Total Investments (Cost $233,287,734) 99.9%			216,391,324
Other Assets, less Liabilities 0.1%			293,905
Net Assets 100.0%			$216,685,229

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $1,173,459, representing
0.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.3%
China 95.1%
360 DigiTech Inc.	Consumer Finance	6,240	$107,952
360 Security Technology Inc., A	Software	26,000	33,042
[a,b] 3SBio Inc., 144A	Biotechnology	78,000	62,027
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	32,500	52,269
Addsino Co. Ltd., A	Communications Equipment	5,200	9,261
	Semiconductors & Semiconductor
[a] Advanced Micro-Fabrication Equipment Inc. China, A	Equipment	2,040	35,525
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	5,200	21,795
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	7,800	52,949
Agile Group Holdings Ltd.	Real Estate Management & Development	72,000	28,811
Agricultural Bank of China Ltd., A	Banks	314,600	141,716
Agricultural Bank of China Ltd., H	Banks	1,482,000	559,035
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	18,890	126,146
[a] Air China Ltd., A	Airlines	20,800	36,020
[a] Air China Ltd., H	Airlines	76,000	66,054
[a,b] Akeso Inc., 144A	Biotechnology	26,000	76,374
[a] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	725,032	10,339,187
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	44,200	31,316
Aluminum Corp. of China Ltd., H	Metals & Mining	208,000	78,726
	Semiconductors & Semiconductor
[a] Amlogic Shanghai Co. Ltd., A	Equipment	1,456	21,935
Angang Steel Co. Ltd.	Metals & Mining	20,800	9,990
Angang Steel Co. Ltd., H	Metals & Mining	70,000	26,138
Angel Yeast Co. Ltd., A	Food Products	2,600	18,906
[b] Angelalign Technology Inc., 144A	Health Care Equipment & Supplies	1,200	24,040
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	6,316	9,525
Anhui Conch Cement Co. Ltd., A	Construction Materials	13,000	68,411
Anhui Conch Cement Co. Ltd., H	Construction Materials	57,200	247,842
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	14,543
Anhui Gujing Distillery Co. Ltd., A	Beverages	1,500	55,859
Anhui Gujing Distillery Co. Ltd., B	Beverages	6,200	96,710
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	5,200	14,148
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	55,000	675,677
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,600	8,005
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	500	21,554
Autohome Inc., ADR	Interactive Media & Services	2,912	114,529
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	2,600	11,716
Avic Capital Co. Ltd., A	Diversified Financial Services	33,800	17,444
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	13,000	23,948
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	104,000	59,508
AVICOPTER PLC, A	Aerospace & Defense	2,600	17,529
[b] BAIC Motor Corp. Ltd., 144A	Automobiles	104,000	34,592
[a] Baidu Inc., A	Interactive Media & Services	108,088	2,045,517
Bank of Beijing Co. Ltd., A	Banks	72,800	49,299
Bank of Changsha Co. Ltd., A	Banks	13,000	15,377
Bank of Chengdu Co. Ltd., A	Banks	5,200	12,860
Bank of China Ltd., A	Banks	156,000	75,857
Bank of China Ltd., H	Banks	3,666,000	1,462,298
Bank of Communications Co. Ltd., A	Banks	130,000	96,566
Bank of Communications Co. Ltd., H	Banks	338,000	233,461
Bank of Guiyang Co. Ltd., A	Banks	13,000	11,266
Bank of Hangzhou Co. Ltd., A	Banks	20,800	46,476
Bank of Jiangsu Co. Ltd., A	Banks	19,000	20,178
Bank of Nanjing Co. Ltd., A	Banks	33,800	52,534
Bank of Ningbo Co. Ltd., A	Banks	23,420	125,096
Bank of Qingdao Co. Ltd., A	Banks	15,600	8,423
Bank of Shanghai Co. Ltd., A	Banks	49,400	48,264
Bank of Suzhou Co. Ltd., A	Banks	5,720	5,205

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Bank of Zhengzhou Co. Ltd.	Banks	19,880	7,977
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	62,400	56,032
BBMG Corp., A	Construction Materials	33,800	13,965
BBMG Corp., H	Construction Materials	104,000	15,109
[a] BeiGene Ltd.	Biotechnology	31,200	391,643
Beijing Capital Co. Ltd., A	Water Utilities	26,000	11,247
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	7,800	5,713
[a] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	104,000	70,907
[a] Beijing Dabeinong Technology Group Co. Ltd.	Food Products	13,000	15,144
Beijing E-Hualu Information Technology Co. Ltd., A	Software	2,600	6,748
Beijing Easpring Material Technology Co. Ltd., A	Chemicals	2,600	35,035
Beijing Enlight Media Co. Ltd.	Entertainment	10,400	14,690
Beijing Enterprises Holdings Ltd.	Gas Utilities	26,000	92,444
[a] Beijing Jetsen Technology Co. Ltd., A	Software	7,800	6,399
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	104,000	23,856
Beijing Kingsoft Office Software Inc., A	Software	1,560	45,868
Beijing New Building Materials PLC	Building Products	5,200	26,852
Beijing Orient National Communication Science &Technology Co.
[a] Ltd.	Software	5,200	7,151
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	10,400	8,082
Beijing Roborock Technology Co. Ltd., A	Household Durables	200	18,397
[a] Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	9,000	6,793
Beijing Shiji Information Technology Co. Ltd.	Software	5,880	13,919
Beijing Shougang Co. Ltd.	Metals & Mining	26,000	18,460
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,600	10,401
Beijing Sinnet Technology Co. Ltd., A	IT Services	5,400	8,393
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	5,600	20,281
Beijing Ultrapower Software Co. Ltd.	IT Services	7,800	4,805
Beijing United Information Technology Co. Ltd., A	Trading Companies & Distributors	1,740	22,995
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	1,015	23,512
Beijing Yanjing Brewery Co. Ltd.	Beverages	10,400	14,985
	Electronic Equipment, Instruments &
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A	Components	800	16,029
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	5,560	15,575
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	98,800	73,980
[a] Bilibili Inc., Z	Entertainment	11,960	306,356
Bloomage Biotechnology Corp. Ltd., A	Biotechnology	1,118	23,710
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	39,000	33,300
Bluefocus Intelligent Communications Group Co. Ltd.	Media	10,400	10,130
Bluestar Adisseo Co., A	Chemicals	2,600	3,715
BOC International China Co. Ltd., A	Capital Markets	2,600	5,158
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	124,800	73,344
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	49,400	25,056
Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	2,600	13,942
Bright Dairy & Food Co. Ltd., A	Food Products	5,200	9,796
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	2,600	9,618
By-health Co. Ltd., A	Personal Products	5,200	16,792
BYD Co. Ltd.	Automobiles	6,200	308,409
BYD Co. Ltd., H	Automobiles	40,000	1,600,622
BYD Electronic International Co. Ltd.	Communications Equipment	37,500	118,278
C&S Paper Co. Ltd., A	Household Products	5,200	9,711
Caitong Securities Co. Ltd., A	Capital Markets	15,660	18,383
Camel Group Co. Ltd., A	Electrical Equipment	5,200	8,633
[a,b,c] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	3,200	32,767
[a] CanSino Biologics Inc., A	Pharmaceuticals	240	7,127
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	10,400	12,953
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	18,200	13,031
Central China Securities Co. Ltd., A	Capital Markets	10,400	6,469

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Central China Securities Co. Ltd., H	Capital Markets	52,000	8,814
	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	28,600	11,945
	Independent Power and Renewable
[b] CGN Power Co. Ltd., H, 144A	Electricity Producers	546,000	132,204
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	41,780
Changjiang Securities Co. Ltd.	Capital Markets	20,800	18,398
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	1,000	25,506
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	7,800	35,020
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	10,400	7,927
Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	2,600	23,409
China Baoan Group Co. Ltd.	Industrial Conglomerates	7,800	15,695
China Cinda Asset Management Co. Ltd., H	Capital Markets	416,000	65,207
China CITIC Bank Corp. Ltd., A	Banks	33,800	23,948
China CITIC Bank Corp. Ltd., H	Banks	442,000	197,710
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	18,200	28,179
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	104,000	88,136
China Communications Services Corp. Ltd., H	Construction & Engineering	122,000	53,639
[a] China Conch Environment Protection Holdings Ltd.	Commercial Services & Supplies	68,620	47,747
China Conch Venture Holdings Ltd.	Construction & Engineering	72,620	158,253
China Construction Bank Corp., A	Banks	28,600	25,852
China Construction Bank Corp., H	Banks	4,498,000	3,020,850
China CSSC Holdings Ltd., A	Machinery	15,600	44,165
[b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	13,000	6,892
[a] China Eastern Airlines Corp. Ltd., A	Airlines	39,000	31,937
[a] China Eastern Airlines Corp. Ltd., H	Airlines	52,000	19,947
[a] China Energy Engineering Corp. Ltd.	Construction & Engineering	111,800	39,522
China Everbright Bank Co. Ltd., A	Banks	137,800	61,868
China Everbright Bank Co. Ltd., H	Banks	156,000	50,496
[a,d] China Evergrande Group	Real Estate Management & Development	182,000	19,135
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	182,000	209,207
China Galaxy Securities Co. Ltd., A	Capital Markets	7,800	11,251
China Galaxy Securities Co. Ltd., H	Capital Markets	182,000	105,068
China Great Wall Securities Co. Ltd., A	Capital Markets	7,800	11,821
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	10,400	16,785
China Hongqiao Group Ltd.	Metals & Mining	104,000	117,559
China International Capital Corp. Ltd., A	Capital Markets	2,600	17,254
[b] China International Capital Corp. Ltd., H, 144A	Capital Markets	72,800	155,120
China International Marine Containers (Group) Co. Ltd., H	Machinery	20,800	33,717
China International Marine Containers Group Co. Ltd.	Machinery	5,500	11,362
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	312,000	83,895
China Jushi Co. Ltd., A	Construction Materials	14,287	37,102
China Lesso Group Holdings Ltd.	Building Products	52,000	78,461
China Life Insurance Co. Ltd., H	Insurance	364,000	633,653
[a,b] China Literature Ltd., 144A	Media	20,800	100,462
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	10,556	402,184
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	156,000	301,386
China Medical System Holdings Ltd.	Pharmaceuticals	59,000	92,031
China Meheco Co. Ltd., A	Trading Companies & Distributors	3,640	8,046
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	69,250
China Merchants Bank Co. Ltd., A	Banks	70,200	441,878
China Merchants Bank Co. Ltd., H	Banks	183,500	1,227,706
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	10,400	11,836
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	69,320	117,846
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	2,600	6,969
[b] China Merchants Securities Co. Ltd., 144A	Capital Markets	20,800	22,584
China Merchants Securities Co. Ltd., A	Capital Markets	26,400	56,744
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	26,000	52,084
China Minmetals Rare Earth Co. Ltd., A	Metals & Mining	2,600	12,119
China Minsheng Banking Corp. Ltd., A	Banks	119,600	66,363

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

China Minsheng Banking Corp. Ltd., H	Banks	312,000	111,330
China Molybdenum Co. Ltd., A	Metals & Mining	33,800	28,888
China Molybdenum Co. Ltd., H	Metals & Mining	195,000	108,845
China National Building Material Co. Ltd., H	Construction Materials	208,000	222,130
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	20,800	29,195
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	52,000	53,208
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	13,000	68,178
China Oilfield Services Ltd., A	Energy Equipment & Services	5,200	10,820
China Oilfield Services Ltd., H	Energy Equipment & Services	104,000	101,920
China Orient Securities Co. Ltd., A	Capital Markets	26,624	40,546
China Overseas Land & Investment Ltd.	Real Estate Management & Development	182,000	575,204
China Pacific Insurance Group Co. Ltd., A	Insurance	23,400	82,128
China Pacific Insurance Group Co. Ltd., H	Insurance	124,800	305,044
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	114,400	69,621
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,248,000	561,421
China Railway Group Ltd., A	Construction & Engineering	70,200	64,292
China Railway Group Ltd., H	Construction & Engineering	182,000	112,490
	Electronic Equipment, Instruments &
[b,c] China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Components	78,000	26,043
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	22,516	15,214
China Reinsurance Group Corp., H	Insurance	312,000	25,844
China Resources Cement Holdings Ltd.	Construction Materials	114,000	76,562
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,600	9,951
	Semiconductors & Semiconductor
China Resources Microelectronics Ltd., A	Equipment	3,432	30,239
[b] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	26,000	128,891
[b] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	78,000	52,981
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	91,600	189,108
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	2,600	17,452
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	23,400	116,229
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	163,848	469,811
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	36,400	16,288
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	15,600	24,037
China South Publishing & Media Group Co. Ltd., A	Media	7,800	10,983
[a] China Southern Airlines Co. Ltd., A	Airlines	41,600	45,359
[a] China Southern Airlines Co. Ltd., H	Airlines	72,000	41,657
China Southern Power Grid Energy Efficiency&Clean Energy Co.
Ltd., A	Commercial Services & Supplies	10,400	9,851
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	143,000	113,475
China Suntien Green Energy Corp. Ltd., H	Oil, Gas & Consumable Fuels	78,000	39,761
China Taiping Insurance Holdings Co. Ltd.	Insurance	72,800	89,806
	Independent Power and Renewable
China Three Gorges Renewables Group Co. Ltd., A	Electricity Producers	85,800	80,499
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	6,900	239,733
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	2,288,000	294,494
[a] China TransInfo Technology Co. Ltd.	IT Services	2,600	4,313
China United Network Communications Ltd., A	Wireless Telecommunication Services	93,600	48,306
China Vanke Co. Ltd., A	Real Estate Management & Development	33,800	103,353
China Vanke Co. Ltd., H	Real Estate Management & Development	91,000	228,690
China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,600	5,720
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	75,400	260,023
	Electronic Equipment, Instruments &
China Zhenhua Group Science & Technology Co. Ltd., A	Components	1,800	36,506
China Zheshang Bank Co. Ltd., A	Banks	26,000	12,876
Chinalin Securities Co. Ltd., A	Capital Markets	2,600	5,914
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	5,200	7,749
Chongqing Brewery Co. Ltd., A	Beverages	1,700	37,174
Chongqing Changan Automobile Co. Ltd.	Automobiles	27,144	70,125
Chongqing Changan Automobile Co. Ltd., B	Automobiles	68,172	33,795
Chongqing Department Store Co. Ltd., A	Multiline Retail	2,600	8,365

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,600	13,387
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	15,600	8,610
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	104,000	37,375
Chongqing Water Group Co. Ltd., A	Water Utilities	7,800	6,224
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	5,200	86,103
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	190,320	95,561
CITIC Ltd.	Industrial Conglomerates	234,000	237,073
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	16,480	49,532
CITIC Securities Co. Ltd., A	Capital Markets	39,600	127,940
CITIC Securities Co. Ltd., H	Capital Markets	104,200	232,914
CMST Development Co. Ltd., A	Air Freight & Logistics	7,800	6,620
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	18,200	7,004
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	8,000	637,212
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	182,000	36,414
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	64,000	40,780
COSCO SHIPPING Holdings Co. Ltd., A	Marine	43,580	90,356
COSCO SHIPPING Holdings Co. Ltd., H	Marine	156,000	217,888
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	390,000	241,546
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	88,000	391,948
CRRC Corp. Ltd., A	Machinery	85,800	66,549
CRRC Corp. Ltd., H	Machinery	182,000	67,726
[b] CSC Financial Co. Ltd., 144A	Capital Markets	39,000	41,351
CSC Financial Co. Ltd., A	Capital Markets	18,200	78,482
CSG Holding Co. Ltd.	Construction Materials	54,600	20,318
CSG Holding Co. Ltd.	Construction Materials	5,200	5,755
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	416,000	412,981
Daan Gene Co. Ltd., A	Biotechnology	6,440	16,513
[a] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	3,380	27,412
[b] Dali Foods Group Co. Ltd., 144A	Food Products	104,000	55,267
Daqin Railway Co. Ltd., A	Road & Rail	52,000	51,114
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	1,152	5,378
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	23,400	8,482
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	104,000	17,230
DHC Software Co. Ltd.	IT Services	10,400	9,804
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,600	12,061
Do-Fluoride Chemicals Co. Ltd., A	Chemicals	2,600	18,968
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,600	14,330
Dongfang Electric Corp. Ltd., A	Electrical Equipment	10,400	25,518
Dongfang Electric Corp. Ltd., H	Electrical Equipment	15,600	18,688
Dongfeng Motor Group Co. Ltd., H	Automobiles	138,000	104,815
Dongxing Securities Co. Ltd., A	Capital Markets	10,400	13,806
East Group Co. Ltd., A	Electrical Equipment	5,200	6,298
East Money Information Co. Ltd.	Capital Markets	43,680	165,489
Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	30,908
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	7,800	21,629
ENN Energy Holdings Ltd.	Gas Utilities	36,900	606,148
Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	10,400	11,185
Eve Energy Co. Ltd.	Electrical Equipment	6,700	97,439
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	15,600	10,835
Everbright Securities Co. Ltd., A	Capital Markets	13,000	30,560
[a,b,d] Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	221,000	32,388
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	13,000	14,737
Faw Jiefang Group Co. Ltd.	Automobiles	10,400	14,489
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	5,200	11,231
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	7,800	6,923
First Capital Securities Co. Ltd.	Capital Markets	15,600	14,915
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	26,000	91,450
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	2,600	14,776
Focus Media Information Technology Co. Ltd., A	Media	49,400	49,590
Foshan Haitian Flavouring & Food Co. Ltd., A	Food Products	14,361	193,559

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Fosun International Ltd.	Industrial Conglomerates	104,000	96,088
Founder Securities Co. Ltd., A	Capital Markets	28,600	28,625
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	44,200	64,874
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	17,528
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	5,200	10,913
Fujian Sunner Development Co. Ltd.	Food Products	5,200	14,877
[a,e] Full Truck Alliance Co. Ltd., Sponsored ADR	Road & Rail	30,784	278,903
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	7,800	48,644
[b] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	31,200	158,247
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	200	11,575
Ganfeng Lithium Co. Ltd.	Metals & Mining	3,900	86,502
[b] Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	10,360	114,004
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	20,800	11,541
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	62,400	36,393
[a] GDS Holdings Ltd., A	IT Services	44,616	187,915
GEM Co. Ltd.	Metals & Mining	18,200	24,704
Gemdale Corp., A	Real Estate Management & Development	15,600	31,274
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	46,000	166,778
GF Securities Co. Ltd.	Capital Markets	20,800	58,017
GF Securities Co. Ltd., H	Capital Markets	52,000	68,786
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	2,648	56,170
Ginlong Technologies Co. Ltd., A	Electrical Equipment	1,350	42,891
Glarun Technology Co. Ltd., A	Communications Equipment	5,200	11,518
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	10,400	52,123
[a] GOME Retail Holdings Ltd.	Specialty Retail	598,000	28,959
[a] Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	15,600	9,308
Great Wall Motor Co. Ltd., A	Automobiles	10,400	57,459
Great Wall Motor Co. Ltd., H	Automobiles	143,000	294,130
Greentown China Holdings Ltd.	Real Estate Management & Development	39,000	80,814
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	7,800	10,785
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	7,800	5,096
	Independent Power and Renewable
[a] Guangdong Electric Power Development Co. Ltd., A	Electricity Producers	7,800	4,886
	Independent Power and Renewable
[a] Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	41,600	11,186
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	2,600	5,852
Guangdong Haid Group Co. Ltd.	Food Products	6,100	54,602
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	10,400	13,946
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	13,544
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	26,000	19,468
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	2,600	8,528
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	23,400	36,788
[a] Guangshen Railway Co. Ltd., A	Road & Rail	13,000	4,227
[a] Guangshen Railway Co. Ltd., H	Road & Rail	52,000	9,741
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	13,000	11,809
Guangxi Liugong Machinery Co. Ltd.	Machinery	5,200	5,049
Guangzhou Automobile Group Co. Ltd., A	Automobiles	10,400	23,641
Guangzhou Automobile Group Co. Ltd. , H	Automobiles	150,000	145,088
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	5,200	24,502
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	9,600	28,138
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	7,800	10,576
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,600	32,014
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	83,200	21,948

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	700	7,864
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	6,860	63,502
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	1,300	7,894
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	9,193	9,640
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	5,200	6,577
[a] Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,200	5,965
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	5,200	6,802
Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	7,800	8,039
Guolian Securities Co. Ltd., A	Capital Markets	7,800	14,276
Guosen Securities Co. Ltd.	Capital Markets	18,200	25,980
[a] Guosheng Financial Holding Inc.	Electrical Equipment	7,800	11,169
[b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	36,400	45,321
Guotai Junan Securities Co. Ltd., A	Capital Markets	26,000	58,948
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	5,200	35,369
Guoyuan Securities Co. Ltd.	Capital Markets	15,600	14,473
[a,b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	52,000	121,270
Haier Smart Home Co. Ltd., A	Household Durables	20,800	85,196
Haier Smart Home Co. Ltd., H	Household Durables	109,200	404,267
Haitian International Holdings Ltd.	Machinery	27,000	68,989
Haitong Securities Co. Ltd., A	Capital Markets	33,800	49,458
Haitong Securities Co. Ltd., H	Capital Markets	166,400	122,145
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	2,600	12,848
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,600	7,306
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	7,800	10,064
	Semiconductors & Semiconductor
Hangzhou Chang Chuan Technology Co. Ltd., A	Equipment	2,600	17,510
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	2,440	23,846
	Semiconductors & Semiconductor
Hangzhou Lion Electronics Co. Ltd., A	Equipment	2,600	26,131
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,600	12,123
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,600	13,973
	Semiconductors & Semiconductor
Hangzhou Silan Microelectronics Co. Ltd., A	Equipment	5,200	40,333
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,600	44,386
[b,c] Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	6,300	72,819
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	52,000	104,968
Haohua Chemical Science & Technology Co. Ltd., A	Chemicals	2,600	14,939
Harbin Boshi Automation Co. Ltd.	Machinery	2,600	4,588
Hefei Meiya Optoelectronic Technology Inc.	Machinery	3,380	10,930
Heilongjiang Agriculture Co. Ltd., A	Food Products	5,200	11,448
Hello Group Inc., ADR	Interactive Media & Services	7,254	36,633
Henan Shuanghui Investment & Development Co. Ltd., A	Food Products	10,400	45,452
Hengan International Group Co. Ltd.	Personal Products	33,500	157,319
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	5,200	20,647
Hengli Petrochemical Co. Ltd., A	Chemicals	10,400	34,500
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	104,000	38,170
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	7,800	16,917
Hengyi Petrochemical Co. Ltd., A	Chemicals	13,000	20,380
Hesteel Co. Ltd.	Metals & Mining	28,600	9,641
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	2,600	37,289
	Electronic Equipment, Instruments &
[a] Holitech Technology Co. Ltd.	Components	10,400	4,855
Hongfa Technology Co. Ltd., A	Electrical Equipment	3,640	22,722
Hopson Development Holdings Ltd.	Real Estate Management & Development	35,244	53,807
Hoshine Silicon Industry Co. Ltd., A	Chemicals	2,600	45,747
	Semiconductors & Semiconductor
[a,b] Hua Hong Semiconductor Ltd., 144A	Equipment	20,000	72,385
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	23,400	13,717
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	52,000	18,953

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Huadong Medicine Co. Ltd., A	Health Care Providers & Services	5,200	35,028
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	5,200	5,872
Huafon Chemical Co. Ltd., A	Chemicals	13,000	16,366
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	2,600	8,986
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	7,800	16,940
Hualan Biological Engineering Inc.	Biotechnology	5,860	19,929
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	26,000	27,302
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	208,000	103,643
Huapont Life Sciences Co. Ltd.	Chemicals	5,200	4,328
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	78,000	115,704
Huatai Securities Co. Ltd., A	Capital Markets	26,000	55,070
Huaxi Securities Co. Ltd.	Capital Markets	7,800	9,121
Huaxia Bank Co. Ltd., A	Banks	54,600	42,431
Huaxin Cement Co. Ltd., A	Construction Materials	5,200	15,133
Huaxin Cement Co. Ltd., H	Construction Materials	16,800	24,278
Huayu Automotive Systems Co. Ltd.	Auto Components	10,400	35,679
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	7,800	3,967
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	23,400	17,836
Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	2,600	17,060
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	5,200	13,100
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,700	37,529
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	5,200	12,410
Hunan Valin Steel Co. Ltd., A	Metals & Mining	23,400	17,766
Hundsun Technologies Inc., A	Software	5,420	35,200
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, A	Oil, Gas & Consumable Fuels	5,200	11,107
[a,b] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	15,600	103,676
[a] I-Mab, ADR	Biotechnology	2,626	29,674
Iflytek Co. Ltd.	Software	7,800	47,957
Imeik Technology Development Co. Ltd., A	Biotechnology	600	53,699
Industrial and Commercial Bank of China Ltd., A	Banks	260,000	184,989
Industrial and Commercial Bank of China Ltd., H	Banks	3,796,000	2,254,298
Industrial Bank Co. Ltd., A	Banks	70,200	208,374
Industrial Securities Co. Ltd., A	Capital Markets	23,400	24,607
	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	1,300	20,603
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	143,000	50,125
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	26,000	18,925
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	20,800	120,844
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	49,400	80,967
[a,b] Innovent Biologics Inc., 144A	Biotechnology	64,500	286,869
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	5,308	20,965
Intco Medical Technology Co. Ltd., A	Health Care Equipment & Supplies	1,890	7,149
[a,e] Iqiyi Inc., ADR	Entertainment	15,054	63,227
	Semiconductors & Semiconductor
JA Solar Technology Co. Ltd., A	Equipment	7,280	85,676
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,600	19,736
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	3,380	28,551
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	35,100	275,318
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	78,000	170,176
JD.com Inc., A	Internet & Direct Marketing Retail	114,260	3,681,039
[a] Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,600	5,523
	Semiconductors & Semiconductor
Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	5,200	20,942
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	13,000	32,790
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	7,800	9,971
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	62,000	62,419
Jiangsu GoodWe Power Supply Technology Co. Ltd., A	Electrical Equipment	364	16,995
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,880	35,720

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	21,940	121,380
Jiangsu King's Luck Brewery JSC Ltd	Beverages	5,200	39,557
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	7,800	9,715
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	5,200	142,057
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	17,892
Jiangsu Yoke Technology Co. Ltd., A	Chemicals	2,600	21,528
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A	Health Care Equipment & Supplies	2,600	9,951
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	15,600	7,097
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	10,400	35,834
Jiangxi Copper Co. Ltd., A	Metals & Mining	7,800	20,744
Jiangxi Copper Co. Ltd., H	Metals & Mining	52,000	71,172
[a] Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	5,200	19,422
[a] Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	10,400	9,401
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	5,200	11,448
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	20,800	8,873
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	15,600	40,158
[b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	71,500	65,878
JiuGui Liquor Co. Ltd., A	Beverages	900	24,944
[b] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	26,000	69,084
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	10,400	11,572
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	7,800	14,369
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	1,000	16,974
[b] Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	2,600	21,901
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	7,800	13,857
[a] Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,600	13,422
Joyoung Co. Ltd.	Household Durables	2,600	7,120
JOYY Inc., ADR	Interactive Media & Services	2,210	65,991
[a] Juneyao Airlines Co. Ltd., A	Airlines	2,600	6,977
[a] Kaishan Group Co. Ltd., A	Machinery	2,600	5,802
[a] Kanzhun Ltd., ADR	Interactive Media & Services	6,526	171,503
[a] KE Holdings Inc., ADR	Real Estate Management & Development	29,250	525,037
Keda Industrial Group Co. Ltd.	Machinery	5,200	16,009
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	39,000	147,611
[a] Kingdee International Software Group Co. Ltd.	Software	124,000	290,763
Kingfa Sci & Tech Co. Ltd., A	Chemicals	10,400	14,768
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	4,732	21,057
Kingsoft Corp. Ltd.	Software	43,400	169,243
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	93,600	1,042,525
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	7,800	20,093
Kunlun Tech Co. Ltd., A	Entertainment	5,200	12,410
Kweichow Moutai Co. Ltd., A	Beverages	4,300	1,311,640
[a] KWG Group Holdings Ltd.	Real Estate Management & Development	65,000	20,709
[a] Lakala Payment Co. Ltd., A	IT Services	2,600	7,392
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	10,400	33,966
	Technology Hardware, Storage &
[b] Legend Holdings Corp., 144A	Peripherals	26,000	34,128
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	18,200	30,052
[a] Leo Group Co. Ltd.	Media	28,600	8,276
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	7,800	21,605
Levima Advanced Materials Corp., A	Chemicals	2,600	12,887
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	7,800	8,493
[a] Li Auto Inc., ADR	Automobiles	25,012	958,210
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	110,000	1,019,122
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd., A	Components	3,260	7,469
Lianhe Chemical Technology Co. Ltd.	Chemicals	2,600	6,349
Liaoning Port Co. Ltd., A	Transportation Infrastructure	59,800	15,164
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,600	14,043
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	7,800	26,988
Logan Group Co. Ltd.	Real Estate Management & Development	52,000	14,446
Lomon Billions Group Co. Ltd.	Chemicals	7,800	23,327

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	91,400	431,552
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	26,000	258,402
Longshine Technology Group Co. Ltd., A	Software	2,600	9,769
Luenmei Quantum Co. Ltd., A	Water Utilities	5,200	5,809
Lufax Holding Ltd., ADR	Consumer Finance	33,150	198,900
[a] Luxi Chemical Group Co. Ltd., A	Chemicals	5,200	13,411
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	23,499	118,438
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	91,000	29,920
Luzhou Laojiao Co. Ltd., A	Beverages	5,200	191,225
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	13,000	7,349
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	52,000	15,772
Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	2,600	7,946
Mango Excellent Media Co. Ltd.	Entertainment	5,230	26,024
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	1,632	32,863
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	13,000	10,801
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	198,000	4,900,197
Metallurgical Corp. of China Ltd.	Construction & Engineering	130,000	31,146
Metallurgical Corp. of China Ltd., A	Construction & Engineering	57,200	29,862
Ming Yang Smart Energy Group Ltd., A	Electrical Equipment	7,800	39,325
Ming Yuan Cloud Group Holdings Ltd.	Software	26,000	41,616
MINISO Group Holding Ltd., ADR	Multiline Retail	3,692	28,982
	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	4,025	36,370
Muyuan Foods Co. Ltd.	Food Products	18,760	154,659
NanJi E-Commerce Co. Ltd.	Media	10,400	8,284
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	6,911
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	20,800	9,773
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	3,650	15,353
Nanjing Securities Co. Ltd., A	Capital Markets	13,000	16,172
Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	5,200	7,873
Nari Technology Development Co. Ltd., A	Electrical Equipment	21,840	87,957
	Semiconductors & Semiconductor
[a] National Silicon Industry Group Co. Ltd., A	Equipment	6,162	21,122
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	1,800	74,404
NavInfo Co. Ltd.	Household Durables	7,800	17,533
NetEase Inc.	Entertainment	72,800	1,336,886
New China Life Insurance Co. Ltd., A	Insurance	7,800	37,451
New China Life Insurance Co. Ltd., H	Insurance	46,800	131,508
[a] New Hope Liuhe Co. Ltd.	Food Products	15,600	35,602
[a] New Oriental Education & Technology Group Inc., Sponsored ADR	Diversified Consumer Services	6,614	134,661
Newland Digital Technology Co. Ltd.	Software	2,600	5,123
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	84,000	71,080
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	5,200	39,263
Ningbo Deye Technology Co. Ltd., A	Machinery	700	29,224
[a] Ningbo Joyson Electronic Corp.	Auto Components	5,200	12,185
Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	2,600	29,707
Ningbo Ronbay New Energy Technology Co. Ltd., A	Electrical Equipment	1,586	30,621
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	5,200	10,300
Ningbo Shanshan Co. Ltd., A	Chemicals	7,800	34,578
Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,600	26,538
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	31,200	18,150
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	10,400	22,726
[a] NIO Inc., ADR	Automobiles	63,934	1,388,646
[b] Nongfu Spring Co. Ltd., H, 144A	Beverages	83,200	477,658
[a] North Industries Group Red Arrow Co. Ltd., A	Machinery	2,600	11,305
Northeast Securities Co. Ltd.	Capital Markets	7,800	8,133
NSFOCUS Information Technology Co. Ltd.	Software	2,600	4,080
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	7,800	6,736
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	13,000	8,047

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
[a] OFILM Group Co. Ltd.	Components	10,400	10,409
Oppein Home Group Inc., A	Household Durables	900	20,228
ORG Technology Co. Ltd.	Containers & Packaging	7,800	6,050
[b] Orient Securities Co. Ltd. of China, 144A	Capital Markets	41,600	23,379
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	5,200	7,221
[a] Ourpalm Co. Ltd.	Entertainment	13,000	6,477
Ovctek China Inc., A	Health Care Equipment & Supplies	3,320	28,321
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	26,000	14,737
People.cn Co. Ltd.	Media	5,200	8,687
Perfect World Co. Ltd., A	Entertainment	5,200	11,146
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	988,000	470,899
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,500	21,305
[b,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	9,100	91,093
PICC Property and Casualty Co. Ltd., H	Insurance	312,000	324,447
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	17,966	1,110,299
Ping An Bank Co. Ltd., A	Banks	65,000	145,237
[a,b,c] Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	18,200	53,925
Ping An Insurance Group Co. of China Ltd., A	Insurance	36,400	253,500
Ping An Insurance Group Co. of China Ltd., H	Insurance	286,000	1,944,462
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	7,800	15,811
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	41,600	108,340
Poly Property Services Co. Ltd., H	Real Estate Management & Development	6,200	39,506
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	36,400	175,808
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	442,000	350,921
Postal Savings Bank of China Co. Ltd., A	Banks	72,800	58,529
Power Construction Corp. of China Ltd.	Construction & Engineering	33,800	39,678
Proya Cosmetics Co. Ltd.	Personal Products	380	9,363
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,600	6,713
	Electronic Equipment, Instruments &
Raytron Technology Co. Ltd., A	Components	1,348	7,986
[b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	32,400	13,254
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	3,500	19,603
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	13,000	5,875
[a] RLX Technology Inc., ADR	Tobacco	35,100	74,763
Rongsheng Petro Chemical Co. Ltd.	Chemicals	8,700	19,972
SAIC Motor Corp Ltd	Automobiles	33,800	89,791
Sailun Group Co. Ltd., A	Auto Components	10,400	17,483
Sangfor Technologies Inc.	Software	300	4,644
Sansteel Minguang Co. Ltd.	Metals & Mining	5,200	4,724
Sany Heavy Industry Co. Ltd., A	Machinery	28,600	81,310
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	26,000	40,721
Sealand Securities Co. Ltd.	Capital Markets	21,840	11,825
[a] Seazen Group Ltd.	Real Estate Management & Development	104,000	51,424
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	7,800	29,587
SF Holding Co. Ltd.	Air Freight & Logistics	15,600	129,864
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	1,275	34,616
Shaanxi Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	23,400	73,926
Shaanxi International Trust Co. Ltd.	Capital Markets	13,000	6,050
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	5,200	4,375
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	31,200	11,491
[a] Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	26,000	9,907
Shandong Denghai Seeds Co. Ltd.	Food Products	2,600	8,179
[b] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	33,000	57,783
Shandong Gold Mining Co. Ltd., A	Metals & Mining	11,084	30,685
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	10,400	8,144
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	2,600	8,664
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	7,880	34,321
Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,600	9,839
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	39,000	21,466
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,600	10,839
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	7,800	14,322

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	108,900	126,567
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	5,200	4,600
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	10,400	8,601
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	3,640	16,310
Shanghai Baosight Software Co. Ltd., A	Software	2,600	21,175
Shanghai Baosight Software Co. Ltd., B	Software	17,146	72,322
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	18,200	8,226
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	31,200	19,127
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	104,000	25,579
	Independent Power and Renewable
[a] Shanghai Electric Power Co. Ltd., A	Electricity Producers	10,400	15,900
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	5,200	7,880
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	7,800	51,296
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	26,000	96,254
	Electronic Equipment, Instruments &
Shanghai Friendess Electronic Technology Corp. Ltd., A	Components	420	13,785
Shanghai Huayi Group Co. Ltd., B	Chemicals	15,600	11,638
[a] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,900	58,356
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	36,400	31,654
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	7,800	15,241
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	2,600	24,394
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	2,600	5,270
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	15,600	15,928
[a] Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	569	6,394
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	10,400	55,996
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	6,000	12,136
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	5,200	8,036
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	54,600	47,993
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,600	21,749
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	10,400	12,459
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	5,200	14,023
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	41,600	68,918
Shanghai Pudong Development Bank Co. Ltd., A	Banks	101,415	121,168
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	5,320	66,974
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	20,800	18,398
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	28,600	8,237
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	10,400	4,623
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	13,000	11,867
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	7,800	7,168
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	15,600	21,966
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	5,200	9,657
[a] Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	57,200	14,700
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	10,400	22,680
Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	15,600	28,388
Shanxi Securities Co. Ltd.	Capital Markets	13,200	11,302
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	20,800	16,909
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	4,320	209,292
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	13,000	25,964
Shanying International Holding Co. Ltd., A	Paper & Forest Products	15,600	6,446
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	5,200	17,529
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	7,800	19,767
	Electronic Equipment, Instruments &
Shennan Circuits Co. Ltd., A	Components	600	8,387
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	80,600	51,576
[b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	83,200	16,753
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	2,600	5,702
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	5,200	4,809
[a] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	10,400	11,976
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,080	16,307
Shenzhen Dynanonic Co. Ltd., A	Chemicals	540	32,918
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	15,600	14,915
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	24,000	24,927

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shenzhen Gas Corporation Ltd., A	Gas Utilities	8,500	8,799
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	13,000	11,961
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,600	6,818
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	2,600	4,925
Shenzhen Infogem Technologies Co. Ltd., A	Software	2,600	4,262
Shenzhen Inovance Technology Co. Ltd.	Machinery	8,750	85,970
Shenzhen International Holdings Ltd.	Transportation Infrastructure	65,000	63,948
Shenzhen Investment Ltd.	Real Estate Management & Development	104,000	20,676
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	5,200	8,315
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	5,200	9,028
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	4,160	28,034
Shenzhen Kedali Industry Co. Ltd., A	Auto Components	800	18,973
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,600	4,026
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	4,200	196,211
[a] Shenzhen MTC Co. Ltd.	Household Durables	18,200	10,425
[a] Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	10,400	5,647
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	26,000	25,169
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,600	10,898
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	1,100	14,660
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,600	6,535
	Technology Hardware, Storage &
Shenzhen Transsion Holdings Co. Ltd., A	Peripherals	2,912	38,757
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	7,800	6,062
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	2,600	11,460
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	13,000	8,648
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	36,400	440,913
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	5,200	4,654
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,880	21,313
Shimao Group Holdings Ltd.	Real Estate Management & Development	78,000	21,869
[a,b] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	26,000	12,525
[a] Siasun Robot & Automation Co. Ltd.	Machinery	5,200	7,818
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	15,600	27,737
Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	31,200	19,825
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	5,200	14,504
[a] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	5,200	17,180
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	15,600	24,502
Sichuan Swellfun Co. Ltd., A	Beverages	1,600	22,085
Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	2,600	12,662
Sieyuan Electric Co. Ltd.	Electrical Equipment	2,600	13,830
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	156,000	26,441
Sinolink Securities Co. Ltd., A	Capital Markets	10,400	13,961
Sinoma International Engineering Co.	Construction & Engineering	7,800	11,274
Sinoma Science & Technology Co. Ltd.	Chemicals	5,200	21,330
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	78,000	35,785
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	156,000	12,127
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	23,400	6,597
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	13,000	6,166
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	156,000	26,640
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	62,400	151,250
Sinotrans Ltd., A	Air Freight & Logistics	13,000	7,524
Sinotrans Ltd., H	Air Freight & Logistics	104,000	29,820
Sinotruk Hong Kong Ltd.	Machinery	26,000	36,447
[a] Skshu Paint Co. Ltd., A	Chemicals	980	18,920
[b] Smoore International Holdings Ltd., 144A	Tobacco	88,820	273,921
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	8,460	19,370
SooChow Securities Co. Ltd., A	Capital Markets	18,404	19,024
Southwest Securities Co. Ltd., A	Capital Markets	23,400	13,857
	Semiconductors & Semiconductor
StarPower Semiconductor Ltd., A	Equipment	500	28,780
[a] STO Express Co. Ltd.	Air Freight & Logistics	5,200	9,246
Sun Art Retail Group Ltd.	Food & Staples Retailing	78,000	25,347

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Sunac China Holdings Ltd.	Real Estate Management & Development	160,000	45,989
[b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	27,898	16,959
Sungrow Power Supply Co. Ltd.	Electrical Equipment	5,200	76,206
[a] Suning Universal Co. Ltd.	Real Estate Management & Development	13,000	7,136
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	31,200	508,539
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	5,200	24,510
Suofeiya Home Collection Co. Ltd.	Household Durables	2,600	10,665
Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,600	6,349
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	5,200	17,785
[a] Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	7,800	5,910
Suzhou Maxwell Technologies Co. Ltd., A	Electrical Equipment	640	46,863
Suzhou TA&A Ultra Clean Technology Co. Ltd., A	Chemicals	2,600	33,895
Taiji Computer Corp. Ltd.	IT Services	2,600	7,450
[a] TAL Education Group, ADR	Diversified Consumer Services	21,996	107,121
Tangshan Jidong Cement Co. Ltd.	Construction Materials	10,400	16,319
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	18,200	7,004
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	8,000	9,773
TBEA Co. Ltd., A	Electrical Equipment	13,000	53,111
TCL Corp.	Household Durables	49,400	35,295
Tencent Holdings Ltd.	Interactive Media & Services	289,300	13,065,958
[a] Tencent Music Entertainment Group, ADR	Entertainment	28,782	144,486
The People's Insurance Co. Group of China Ltd., H	Insurance	390,000	119,282
Thunder Software Technology Co. Ltd.	Software	1,200	23,355
Tian Di Science & Technology Co. Ltd., A	Machinery	13,000	9,269
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	10,400	11,945
Tianjin Guangyu Development Co. Ltd., A	Real Estate Management & Development	5,200	10,075
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	10,400	91,354
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	7,800	11,600
Tianshan Aluminum Group Co. Ltd., A	Machinery	7,800	7,597
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	10,400	14,551
[a] Tibet Summit Resources Co. Ltd., A	Metals & Mining	2,600	11,130
Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	5,200	12,790
[a,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	45,200	97,232
	Semiconductors & Semiconductor
[a] TongFu Microelectronics Co. Ltd., A	Equipment	5,200	11,945
Tongkun Group Co. Ltd., A	Chemicals	7,800	18,476
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	36,400	17,700
Tongwei Co. Ltd., A	Food Products	15,600	139,288
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	1,200	31,223
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	78,000	70,873
TravelSky Technology Ltd., H	IT Services	52,000	100,992
	Semiconductors & Semiconductor
Trina Solar Co. Ltd., A	Equipment	7,202	70,095
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	25,766	707,277
Tsingtao Brewery Co. Ltd., A	Beverages	2,600	40,302
Tsingtao Brewery Co. Ltd., H	Beverages	28,400	295,330
[a] Tuya Inc., ADR	Software	5,798	15,191
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	2,000	56,597
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	5,200	15,047
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	2,600	5,569
Valiant Co. Ltd., A	Chemicals	2,600	8,090
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	19,916	196,969
Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	2,600	5,542
Walvax Biotechnology Co. Ltd.	Biotechnology	5,200	37,533
Wangsu Science & Technology Co. Ltd.	IT Services	7,800	6,236
Wanhua Chemical Group Co. Ltd., A	Chemicals	11,300	163,478

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Wanxiang Qianchao Co. Ltd.	Auto Components	13,000	11,518
[a] Weibo Corp., ADR	Interactive Media & Services	3,432	79,382
Weichai Power Co. Ltd., A	Machinery	23,400	43,525
Weichai Power Co. Ltd., H	Machinery	104,000	165,139
Weifu High-Technology Co. Ltd., B	Auto Components	7,800	14,761
Weifu High-Technology Group Co. Ltd., A	Auto Components	2,600	7,465
Weihai Guangwei Composites Co. Ltd., A	Chemicals	2,600	22,831
[a] Wens Foodstuffs Group Co. Ltd.	Food Products	5,200	16,513
Western Mining Co. Ltd., A	Metals & Mining	7,800	13,764
Western Securities Co. Ltd.	Capital Markets	15,600	15,218
Western Superconducting Technologies Co. Ltd., A	Metals & Mining	1,488	20,464
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	2,600	16,641
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	2,000	51,618
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	5,200	66,014
Winning Health Technology Group Co. Ltd.	Health Care Technology	8,700	11,394
Wolong Electric Group Co. Ltd., A	Electrical Equipment	5,200	11,185
Wuchan Zhongda Group Co. Ltd., A	Distributors	20,800	15,916
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	13,073	25,096
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd., A	Entertainment	5,200	16,467
Wuliangye Yibin Co. Ltd., A	Beverages	13,500	406,619
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	5,240	11,536
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	16,220	216,006
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	8,660	134,327
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	171,200	1,566,489
Wuxi Shangji Automation Co. Ltd., A	Machinery	1,260	29,317
XCMG Construction Machinery Co. Ltd.	Machinery	26,000	20,903
Xiamen C & D Inc., A	Trading Companies & Distributors	10,400	20,275
	Electronic Equipment, Instruments &
Xiamen Faratronic Co. Ltd., A	Components	800	24,481
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	5,200	5,817
Xiamen Tungsten Co. Ltd., A	Metals & Mining	5,200	16,769
Xiangcai Co. Ltd., A	Real Estate Management & Development	5,200	5,965
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	707,200	1,229,294
Xinfengming Group Co. Ltd., A	Chemicals	2,600	4,475
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	26,000	18,489
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	13,000	28,698
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	31,200	58,369
Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	7,800	14,310
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	10,400	12,038
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	13,000	9,346
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	208,000	321,266
[a] XPeng Inc., ADR	Automobiles	25,350	804,609
Xuji Electric Co. Ltd., A	Electrical Equipment	2,600	7,446
[b,c] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	52,000	101,787
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	7,800	17,987
Yango Group Co. Ltd.	Real Estate Management & Development	18,200	5,945
[b,c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	13,000	22,299
	Semiconductors & Semiconductor
Yangzhou Yangjie Electronic Technology Co. Ltd., A	Equipment	2,600	27,632
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	122,200	81,660
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	10,400	16,673
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	3,360	10,274
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,600	15,629
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	5,200	30,622
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	92,000	288,418
[a] Yatsen Holding Ltd., ADR	Personal Products	14,274	22,125

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Yealink Network Technology Corp. Ltd., A	Communications Equipment	2,600	29,532
[a] Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	5,200	10,843
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,690	13,317
[a] Yihai International Holding Ltd.	Food Products	26,000	93,769
[a] Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	5,200	41,900
Yintai Gold Co. Ltd., A	Metals & Mining	10,600	15,400
YongXing Special Materials Technology Co. Ltd., A	Metals & Mining	1,100	24,974
Yonyou Network Technology Co. Ltd., A	Software	11,390	36,884
Youngor Group Co. Ltd., A	Real Estate Management & Development	18,200	17,999
YTO Express Group Co. Ltd., A	Air Freight & Logistics	10,400	31,630
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	5,200	12,922
Yuexiu Property Co. Ltd.	Real Estate Management & Development	60,800	77,947
Yunda Holding Co. Ltd., A	Air Freight & Logistics	5,500	13,996
Yunnan Aluminium Co. Ltd.	Metals & Mining	11,990	17,670
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	4,680	42,156
Yunnan Botanee Bio-Technology Group Co. Ltd., A	Personal Products	700	22,713
Yunnan Copper Co. Ltd.	Metals & Mining	5,200	8,834
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,600	97,129
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,600	8,893
Yunnan Tin Co. Ltd.	Metals & Mining	5,200	13,007
[a] Zai Lab Ltd., ADR	Biotechnology	2,860	99,185
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,100	111,741
[a] Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	52,000	45,460
Zhefu Holding Group Co. Ltd.	Electrical Equipment	20,800	14,861
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	23,400	16,823
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	18,200	15,121
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	5,200	27,752
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	5,200	9,393
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	10,400	25,472
Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,600	19,662
[a] Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	70,000	64,586
Zhejiang Hailiang Co. Ltd., A	Metals & Mining	5,200	8,959
Zhejiang HangKe Technology Inc. Co., A	Electrical Equipment	1,196	12,498
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,200	5,375
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	7,800	5,794
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,400	18,284
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	4,160	59,333
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	5,200	52,425
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,600	20,050
Zhejiang Juhua Co. Ltd., A	Chemicals	10,400	20,399
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,600	5,294
Zhejiang NHU Co. Ltd., A	Pharmaceuticals	10,656	36,255
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,600	10,657
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	6,690	25,795
Zhejiang Supor Co. Ltd., A	Household Durables	1,400	11,765
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	10,400	8,330
[a] Zhejiang Wanliyang Co. Ltd.	Machinery	5,200	6,632
Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	2,600	12,941
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	5,200	18,646
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,600	20,178
Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	2,600	12,771
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	5,200	11,177
[a] Zheshang Securities Co. Ltd., A	Capital Markets	5,200	8,827
[a] Zhihu Inc., ADR	Interactive Media & Services	7,592	13,590
[a,b,c] ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	36,400	118,520
Zhongji Innolight Co. Ltd.	Communications Equipment	2,600	12,042
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	5,200	5,957
Zhongsheng Group Holdings Ltd.	Specialty Retail	32,500	229,245
Zhongtai Securities Co. Ltd., A	Capital Markets	7,800	8,900
Zhuzhau CRRC Times Electric Co. Ltd., A	Electrical Equipment	2,002	19,407
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	26,000	128,228

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Zhuzhou Kibing Group Co. Ltd., A	Building Products	7,800	14,834
Zijin Mining Group Co. Ltd., A	Metals & Mining	70,200	97,695
Zijin Mining Group Co. Ltd., H	Metals & Mining	276,000	338,012
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	26,000	23,889
Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	72,800	38,873
ZTE Corp.	Communications Equipment	13,000	49,505
ZTE Corp., H	Communications Equipment	36,400	84,796
ZTO Express Cayman Inc.	Air Freight & Logistics	6,448	166,974
			108,207,421
Hong Kong 4.1%
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	228,000	156,902
[a] Alibaba Pictures Group Ltd.	Entertainment	520,000	51,026
Beijing Enterprises Water Group Ltd.	Water Utilities	208,000	62,822
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	104,000	64,545
China Everbright Environment Group Ltd.	Commercial Services & Supplies	182,000	107,387
China Everbright Ltd.	Capital Markets	52,000	48,906
China Gas Holdings Ltd.	Gas Utilities	140,400	216,855
[a] China Mengniu Dairy Co. Ltd.	Food Products	149,000	743,391
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	260,000	165,007
China Resources Beer Holdings Co. Ltd.	Beverages	75,000	559,134
China Resources Gas Group Ltd.	Gas Utilities	42,000	195,630
China Resources Land Ltd.	Real Estate Management & Development	133,400	622,208
China State Construction International Holdings Ltd.	Construction & Engineering	76,000	84,068
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	104,000	64,280
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	104,000	73,425
Far East Horizon Ltd.	Diversified Financial Services	104,000	87,208
Geely Automobile Holdings Ltd.	Automobiles	263,000	597,929
Guangdong Investment Ltd.	Water Utilities	142,500	150,727
[a] Jiayuan International Group Ltd.	Real Estate Management & Development	52,000	2,883
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	50,600	62,420
Kunlun Energy Co. Ltd.	Gas Utilities	156,000	127,830
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	26,000	37,574
Shougang Fushan Resources Group Ltd.	Metals & Mining	156,000	64,810
Sino Biopharmaceutical Ltd.	Pharmaceuticals	468,000	296,416
			4,643,383
Singapore 0.1%
[a] Yangzijiang Financial Holding Ltd.	Capital Markets	122,200	36,001
Yanlord Land Group Ltd.	Real Estate Management & Development	33,800	25,744
			61,745

Total Common Stocks (Cost $135,147,067)			112,912,549
Short Term Investments 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†
[f,g] Institutional Fiduciary Trust Portfolio, 0.90%	Money Market Funds	24,650	24,650
Total Investments (Cost $135,171,717) 99.3%			112,937,199

Other Assets, less Liabilities 0.7%			847,902
Net Assets 100.0%			$113,785,101

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was
$14,796,837, representing 13.0% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $1,762,531, representing 1.5% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eA portion or all of the security is on loan at June 30, 2022 .

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

fThe rate shown is the annualized seven-day effective yield at period end.
gSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	25	$683,375	9/16/22	$18,901

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.6%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	14,688	$876,997
Austria 0.3%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	3,429	30,796
Andritz AG	Machinery	945	37,977
Erste Group Bank AG	Banks	4,374	110,662
OMV AG	Oil, Gas & Consumable Fuels	1,917	89,705
Raiffeisen Bank International AG	Banks	1,755	18,972
[a] Telekom Austria AG	Diversified Telecommunication Services	1,944	12,905
Verbund AG	Electric Utilities	891	86,955
Voestalpine AG	Metals & Mining	1,539	32,629
			420,601
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	297	44,246
Ageas SA/NV	Insurance	2,538	111,388
Anheuser-Busch InBev SA/NV	Beverages	11,664	626,290
Colruyt SA	Food & Staples Retailing	702	19,045
D'ieteren Group	Distributors	270	39,405
Elia Group SA/NV	Electric Utilities	518	73,217
Groupe Bruxelles Lambert SA	Diversified Financial Services	1,323	110,208
KBC Groep NV	Banks	3,645	204,023
Proximus SADP	Diversified Telecommunication Services	1,917	28,188
Sofina SA	Diversified Financial Services	216	44,034
Solvay SA	Chemicals	945	76,388
Telenet Group Holding NV	Media	648	13,420
UCB SA	Pharmaceuticals	1,647	138,851
Umicore SA	Chemicals	2,808	97,815
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	1,890	59,277
			1,685,795
Bermuda 0.0%†
Hiscox Ltd.	Insurance	4,536	51,914
Chile 0.1%
Antofagasta PLC	Metals & Mining	4,671	65,520
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	7,398	46,450
Denmark 4.1%
Ambu AS, B	Health Care Equipment & Supplies	2,349	22,759
AP Moller-Maersk A/S, A	Marine	54	124,119
AP Moller-Maersk A/S, B	Marine	74	172,221
Carlsberg AS, B	Beverages	1,269	161,271
Chr. Hansen Holding AS	Chemicals	1,404	101,964
Coloplast AS, B	Health Care Equipment & Supplies	1,782	202,516
Danske Bank AS	Banks	8,937	126,014
DSV A/S	Air Freight & Logistics	2,565	357,416
[a] Genmab A/S	Biotechnology	810	261,560
GN Store Nord AS	Health Care Equipment & Supplies	1,755	61,359
H Lundbeck A/S	Pharmaceuticals	3,348	16,224
[a] H Lundbeck A/S, A	Pharmaceuticals	837	4,008
Novo Nordisk AS, B	Pharmaceuticals	21,114	2,336,584
Novozymes AS	Chemicals	2,673	160,079
[b] Orsted AS, 144A	Electric Utilities	2,565	267,521
Pandora AS	Textiles, Apparel & Luxury Goods	1,242	77,959
Rockwool International AS, B	Building Products	81	18,191
Royal Unibrew A/S	Beverages	621	54,860
SimCorp A/S	Software	540	39,111
Tryg AS	Insurance	4,806	107,662

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Vestas Wind Systems A/S	Electrical Equipment	13,581	286,193
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,296	48,518
			5,008,109
Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	1,944	108,975
[c] Fortum OYJ, Reg S	Electric Utilities	5,643	84,451
Huhtamaki OYJ	Containers & Packaging	1,269	50,148
Kesko OYJ	Food & Staples Retailing	3,672	86,413
Kojamo Oyj	Real Estate Management & Development	2,673	45,997
Kone OYJ, B	Machinery	5,292	250,955
Metso Outotec Oyj	Machinery	8,289	61,960
Neste Oil OYJ	Oil, Gas & Consumable Fuels	5,589	246,809
Nokia OYJ	Communications Equipment	76,113	353,261
Nokian Renkaat OYJ	Auto Components	1,836	20,020
Nordea Bank Abp	Banks	50,895	446,736
Orion OYJ	Pharmaceuticals	1,458	64,934
Sampo Oyj, A	Insurance	6,615	287,138
Stora Enso OYJ, R	Paper & Forest Products	7,830	122,502
UPM-Kymmene OYJ	Paper & Forest Products	7,236	219,457
Valmet Oyj	Machinery	2,295	56,168
Wartsila OYJ ABP	Machinery	6,750	52,432
			2,558,356
France 16.0%
[a] Accor SA	Hotels, Restaurants & Leisure	2,511	67,807
[a] Aeroports de Paris SA	Transportation Infrastructure	378	47,757
Air Liquide SA	Chemicals	6,912	925,814
Airbus SE	Aerospace & Defense	7,533	728,078
[b] ALD SA, 144A	Road & Rail	1,080	12,555
Alstom SA	Machinery	4,023	90,804
[b] Amundi SA, 144A	Capital Markets	783	42,730
Arkema SA	Chemicals	891	79,103
[a] Atos SE	IT Services	1,269	16,962
AXA SA	Insurance	24,975	565,545
Biomerieux	Health Care Equipment & Supplies	540	52,615
BNP Paribas SA	Banks	14,499	687,642
Bollore	Entertainment	13,635	63,006
Bouygues SA	Construction & Engineering	2,889	88,676
Bureau Veritas SA	Professional Services	3,861	98,692
Capgemini SE	IT Services	2,160	369,098
Carrefour SA	Food & Staples Retailing	8,208	144,891
Cie Generale des Etablissements Michelin SCA	Auto Components	9,612	261,019
Compagnie de Saint-Gobain	Building Products	6,318	270,448
	Equity Real Estate Investment Trusts
Covivio	(REITs)	675	37,366
Credit Agricole SA	Banks	16,119	147,131
Danone SA	Food Products	7,830	435,980
Dassault Aviation SA	Aerospace & Defense	297	46,233
Dassault Systemes SE	Software	8,964	329,077
Edenred	IT Services	3,294	154,864
EDF SA	Electric Utilities	8,316	67,865
Eiffage SA	Construction & Engineering	945	84,845
Engie SA	Multi-Utilities	22,275	255,370
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	3,996	596,982
Eurazeo SE	Diversified Financial Services	621	38,369
[a] Euroapi SA	Pharmaceuticals	643	10,120
[a] Faurecia SE	Auto Components	2,111	41,744
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	702	65,318
Getlink SE	Transportation Infrastructure	6,210	109,264
Hermes International	Textiles, Apparel & Luxury Goods	423	471,854
	Equity Real Estate Investment Trusts
ICADE	(REITs)	432	21,019
Ipsen SA	Pharmaceuticals	459	43,211

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] JCDecaux SA	Media	1,026	17,194
Kering SA	Textiles, Apparel & Luxury Goods	972	498,028
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	2,538	48,716
L'Oreal SA	Personal Products	3,321	1,143,310
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	1,188	41,011
Legrand SA	Electrical Equipment	3,645	268,499
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	3,375	2,052,466
	Independent Power and Renewable
[b] Neoen SA, 144A	Electricity Producers	351	13,196
Orange SA	Diversified Telecommunication Services	25,812	302,773
Orpea	Health Care Providers & Services	675	16,400
Pernod Ricard SA	Beverages	2,808	514,615
Plastic Omnium SA	Auto Components	756	13,065
Publicis Groupe	Media	3,051	148,830
Remy Cointreau SA	Beverages	324	56,466
[a] Renault SA	Automobiles	2,511	62,452
[a] Rexel SA	Trading Companies & Distributors	4,131	63,378
Safran SA	Aerospace & Defense	4,725	465,374
Sanofi	Pharmaceuticals	14,715	1,482,075
Sartorius Stedim Biotech	Life Sciences Tools & Services	324	101,381
Schneider Electric SE	Electrical Equipment	7,182	847,701
SCOR SE	Insurance	2,160	46,292
SEB SA	Household Durables	405	38,763
Societe Generale SA	Banks	10,098	220,535
Sodexo SA	Hotels, Restaurants & Leisure	1,188	83,288
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	297	42,073
Somfy SA	Electrical Equipment	108	14,001
Teleperformance	Professional Services	783	240,092
Thales SA	Aerospace & Defense	1,377	168,503
TotalEnergies SE	Oil, Gas & Consumable Fuels	32,265	1,699,053
[a] Ubisoft Entertainment SA	Entertainment	1,215	53,222
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	1,404	71,409
Valeo	Auto Components	3,294	63,450
Veolia Environnement SA	Multi-Utilities	8,343	203,140
Vinci SA	Construction & Engineering	6,723	597,146
Vivendi SA	Media	9,504	96,339
Wendel SE	Diversified Financial Services	378	31,516
[a,b,c] Worldline SA, 144A, Reg S	IT Services	3,321	122,837
			19,518,443
Germany 11.4%
1&1 Drillisch AG	Wireless Telecommunication Services	594	11,178
Adidas AG	Textiles, Apparel & Luxury Goods	2,538	447,780
Allianz SE	Insurance	5,508	1,048,709
[a,b] Auto1 Group SE, 144A	Specialty Retail	1,188	8,675
BASF SE	Chemicals	12,366	536,837
Bayer AG	Pharmaceuticals	13,284	787,714
Bayerische Motoren Werke AG	Automobiles	4,320	331,771
Bechtle AG	IT Services	1,161	47,349
Beiersdorf AG	Personal Products	1,350	137,579
Brenntag SE	Trading Companies & Distributors	2,106	136,727
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	513	61,086
[a] Commerzbank AG	Banks	14,202	99,270
Continental AG	Auto Components	1,431	99,487
[b] Covestro AG, 144A	Chemicals	2,457	84,715
[a] CTS Eventim AG & Co. KGaA	Entertainment	783	40,929
Daimler AG	Automobiles	11,394	657,773
[a] Daimler Truck Holding AG	Machinery	5,724	149,065
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	2,403	89,862
Deutsche Bank AG	Capital Markets	27,378	238,081
Deutsche Boerse AG	Capital Markets	2,457	409,960

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Deutsche Lufthansa AG	Airlines	8,100	47,117
Deutsche Post AG	Air Freight & Logistics	13,122	490,295
Deutsche Telekom AG	Diversified Telecommunication Services	45,738	905,937
Deutsche Wohnen SE	Real Estate Management & Development	594	13,625
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	486	12,682
E.ON SE	Multi-Utilities	30,132	252,264
Evonik Industries AG	Chemicals	2,646	56,321
[a] Evotec SE	Life Sciences Tools & Services	2,133	51,289
Fielmann AG	Specialty Retail	324	16,089
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	486	21,086
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,781	138,479
Fresenius SE & Co. KGaA	Health Care Providers & Services	5,427	163,969
Fuchs Petrolub SE	Chemicals	459	11,181
GEA Group AG	Machinery	2,241	77,056
Hannover Rueck SE	Insurance	783	113,374
HeidelbergCement AG	Construction Materials	1,917	91,869
Hella GmbH & Co. KGaA	Auto Components	297	19,981
[a] HelloFresh SE	Internet & Direct Marketing Retail	2,214	71,406
Henkel AG & Co. KGaA	Household Products	1,377	84,072
Hochtief AG	Construction & Engineering	270	13,112
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	17,604	424,951
KION Group AG	Machinery	1,107	45,818
Knorr-Bremse AG	Machinery	891	50,692
LANXESS AG	Chemicals	1,134	40,522
LEG Immobilien SE	Real Estate Management & Development	972	80,400
Merck KGaA	Pharmaceuticals	1,728	290,853
[a] METRO AG	Food & Staples Retailing	1,809	15,224
MTU Aero Engines AG	Aerospace & Defense	729	132,382
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,890	442,997
Nemetschek AG	Software	729	44,021
Puma SE	Textiles, Apparel & Luxury Goods	1,350	88,690
Rational AG	Machinery	54	31,304
Rheinmetall AG	Industrial Conglomerates	594	136,806
RWE AG	Multi-Utilities	8,478	310,925
SAP SE	Software	14,985	1,361,851
Sartorius AG	Health Care Equipment & Supplies	27	9,089
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	1,026	52,548
Siemens AG	Industrial Conglomerates	10,206	1,035,937
[a] Siemens Energy AG	Electrical Equipment	5,805	84,873
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	3,699	187,517
Sixt SE	Road & Rail	189	19,334
Symrise AG	Chemicals	1,755	190,540
[a] Talanx AG	Insurance	702	26,655
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	12,339	35,345
[a] thyssenkrupp AG	Metals & Mining	6,750	38,177
Traton SE	Machinery	675	9,851
[a] TUI AG	Hotels, Restaurants & Leisure	16,281	26,189
	Independent Power and Renewable
Uniper SE	Electricity Producers	1,188	17,599
United Internet AG	Diversified Telecommunication Services	1,485	42,274
Vantage Towers AG	Diversified Telecommunication Services	1,296	36,040
Varta AG	Electrical Equipment	189	15,637
Volkswagen AG	Automobiles	432	78,539
Vonovia SE	Real Estate Management & Development	10,530	323,652
Wacker Chemie AG	Chemicals	216	31,072
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	2,970	77,500
			13,911,555
Ireland 1.2%
AIB Group PLC	Banks	10,638	24,178
CRH PLC	Construction Materials	10,341	354,656
DCC PLC	Industrial Conglomerates	1,350	83,582

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Experian PLC	Professional Services	12,420	362,908
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,349	235,180
Glanbia PLC	Food Products	2,619	28,284
Kerry Group	Food Products	2,052	195,948
Kingspan Group PLC	Building Products	1,998	119,898
Smurfit Kappa Group PLC	Containers & Packaging	3,537	118,384
			1,523,018
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	7,911	119,613
Italy 3.2%
A2A SpA	Multi-Utilities	21,087	26,719
Amplifon SpA	Health Care Providers & Services	1,809	55,318
Assicurazioni Generali SpA	Insurance	17,712	281,922
Atlantia SpA	Transportation Infrastructure	6,696	156,668
Banca Mediolanum SpA	Diversified Financial Services	3,132	20,556
Buzzi Unicem SpA	Construction Materials	1,161	18,947
Davide Campari-Milano NV	Beverages	6,750	70,815
De' Longhi SpA	Household Durables	864	16,024
DiaSorin SpA	Health Care Equipment & Supplies	297	38,874
Enel SpA	Electric Utilities	105,327	574,796
Eni SpA	Oil, Gas & Consumable Fuels	33,345	394,900
Ferrari NV	Automobiles	1,620	296,724
FinecoBank Banca Fineco SpA	Banks	8,289	98,963
Hera SpA	Multi-Utilities	11,259	32,487
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	4,482	45,376
Interpump Group SpA	Machinery	1,080	41,076
Intesa Sanpaolo SpA	Banks	225,261	419,188
Italgas Reti SpA	Gas Utilities	6,831	39,671
Leonardo SpA	Aerospace & Defense	5,481	55,456
Mediobanca Banca di Credito Finanziario SpA	Banks	8,856	76,457
Moncler SpA	Textiles, Apparel & Luxury Goods	2,916	124,776
[a,b] Nexi SpA, 144A	IT Services	10,071	83,219
[b] Pirelli & C SpA, 144A	Auto Components	6,345	25,711
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	6,237	58,110
Prysmian SpA	Electrical Equipment	3,510	96,178
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,296	56,242
Reply SpA	IT Services	297	35,925
Snam SpA	Gas Utilities	29,943	156,488
[a] Telecom Italia SpA	Diversified Telecommunication Services	145,017	37,857
[a] Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	83,025	20,675
Tenaris SA	Energy Equipment & Services	6,372	81,738
Terna - Rete Elettrica Nazionale	Electric Utilities	19,224	150,492
UniCredit SpA	Banks	28,215	267,394
UnipolSai Assicurazioni SpA	Insurance	6,480	15,473
			3,971,215
Luxembourg 0.3%
ArcelorMittal SA	Metals & Mining	7,398	166,364
Aroundtown SA	Real Estate Management & Development	15,741	49,912
Eurofins Scientific SE	Life Sciences Tools & Services	1,647	129,277
[a] RTL Group SA	Media	513	21,367
[a] SUSE SA	Software	486	11,005
			377,925
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	2,565	23,886
Netherlands 8.7%
Aalberts NV	Machinery	1,296	50,389
[b] ABN AMRO Bank NV, 144A	Banks	5,643	63,213
[a,b] Adyen NV, 144A	IT Services	405	587,689
Aegon NV	Insurance	23,949	103,355
Akzo Nobel NV	Chemicals	2,403	157,315
[a] Argenx SE	Biotechnology	729	272,462

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Semiconductors & Semiconductor
ASM International NV	Equipment	648	161,640
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	5,157	2,457,663
ASR Nederland NV	Insurance	1,728	69,678
	Semiconductors & Semiconductor
BE Semiconductor Industries NV	Equipment	999	47,907
[b] CTP NV, 144A	Real Estate Management & Development	675	7,762
[b,c] Euronext NV, 144A, Reg S	Capital Markets	1,053	85,757
EXOR NV	Diversified Financial Services	1,350	83,947
Heineken Holding NV	Beverages	1,431	103,900
Heineken NV	Beverages	3,213	292,236
IMCD Group NV	Trading Companies & Distributors	729	99,801
ING Groep NV	Banks	51,165	504,468
JDE Peet's BV	Food Products	1,107	31,433
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	13,662	355,074
Koninklijke DSM NV	Chemicals	2,349	336,685
Koninklijke KPN NV	Diversified Telecommunication Services	43,605	155,041
Koninklijke Philips NV	Health Care Equipment & Supplies	11,880	255,292
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	891	22,430
NN Group NV	Insurance	4,050	183,505
[a] Prosus NV	Internet & Direct Marketing Retail	11,826	772,471
[a] QIAGEN NV	Life Sciences Tools & Services	2,997	140,055
Randstad NV	Professional Services	1,512	73,029
Shell PLC	Oil, Gas & Consumable Fuels	101,466	2,629,630
[b] Signify NV, 144A	Electrical Equipment	1,701	56,248
Universal Music Group NV	Entertainment	10,179	203,617
Wolters Kluwer NV	Professional Services	3,483	337,039
			10,700,731
Nigeria 0.0%†
[b] Airtel Africa PLC, 144A	Wireless Telecommunication Services	13,554	22,255
Norway 1.3%
[a] Adevinta ASA, B	Interactive Media & Services	3,915	28,194
Aker ASA	Diversified Financial Services	324	24,793
Aker BP ASA	Oil, Gas & Consumable Fuels	1,701	58,899
[a,b] AutoStore Holdings Ltd., 144A	Machinery	8,019	11,363
DNB Bank ASA	Banks	13,824	247,033
Equinor ASA	Oil, Gas & Consumable Fuels	12,960	449,348
Gjensidige Forsikring ASA	Insurance	2,241	45,252
Leroy Seafood Group ASA	Food Products	3,564	25,234
Mowi ASA	Food Products	5,832	132,286
	Semiconductors & Semiconductor
[a] Nordic Semiconductor ASA	Equipment	2,106	32,571
Norsk Hydro ASA	Metals & Mining	18,171	101,451
Orkla ASA	Food Products	10,368	82,610
Salmar ASA	Food Products	729	51,098
Schibsted ASA, A	Media	1,053	18,748
Schibsted ASA, B	Media	1,350	21,931
Telenor ASA	Diversified Telecommunication Services	8,640	114,562
TOMRA Systems ASA	Commercial Services & Supplies	3,132	57,912
Yara International ASA	Chemicals	2,133	88,863
			1,592,148
Poland 0.4%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	5,319	28,211
Bank Pekao SA	Banks	2,133	38,686
CD Projekt SA	Entertainment	837	17,813
Cyfrowy Polsat SA	Media	3,618	17,077
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	648	45,978
[a] InPost SA	Air Freight & Logistics	2,727	15,771
KGHM Polska Miedz SA	Metals & Mining	1,863	49,270
LPP SA	Textiles, Apparel & Luxury Goods	15	30,011
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,212	64,194

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	23,895	30,359
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	11,637	72,475
Powszechny Zaklad Ubezpieczen SA	Insurance	7,560	50,413
Santander Bank Polska SA	Banks	405	20,989
			481,247
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	37,962	176,688
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	7,020	82,088
Jeronimo Martins SGPS SA	Food & Staples Retailing	3,645	79,033
			337,809
Russia 0.0%†
[d] Evraz PLC	Metals & Mining	10,404	—
Spain 3.9%
Acciona SA	Electric Utilities	270	49,539
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,754	66,595
[a,b] Aena SME SA, 144A	Transportation Infrastructure	918	116,366
[a] Amadeus IT Group SA	IT Services	5,751	319,618
Banco Bilbao Vizcaya Argentaria SA	Banks	88,992	402,895
Banco Santander SA	Banks	227,151	638,333
Bankinter SA	Banks	9,342	58,131
CaixaBank SA	Banks	60,210	208,794
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	8,154	315,666
	Independent Power and Renewable
Corp. ACCIONA Energias Renovables SA	Electricity Producers	675	25,955
Corporacion Mapfre SA	Insurance	13,095	23,027
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	3,240	76,281
Enagas SA	Gas Utilities	3,375	74,343
Endesa SA	Electric Utilities	4,320	81,294
Ferrovial SA	Construction & Engineering	6,534	165,241
Fluidra SA	Machinery	1,458	29,479
[a] Grifols SA	Biotechnology	4,509	85,016
Iberdrola SA	Electric Utilities	80,244	830,186
Industria de Diseno Textil SA	Specialty Retail	14,256	321,776
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	4,509	28,779
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	4,536	43,652
Naturgy Energy Group SA	Gas Utilities	1,998	57,380
Red Electrica Corp. SA	Electric Utilities	5,886	110,917
Repsol SA	Oil, Gas & Consumable Fuels	17,496	256,991
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	3,078	57,632
Telefonica SA	Diversified Telecommunication Services	69,850	355,046

			4,798,932
Sweden 5.0%
Alfa Laval AB	Machinery	4,104	98,761
Assa Abloy AB, B	Building Products	12,258	259,936
Atlas Copco AB, A	Machinery	34,155	318,539
Atlas Copco AB, B	Machinery	20,034	167,234
Beijer Ref AB	Trading Companies & Distributors	3,321	45,339
[a] Boliden AB	Metals & Mining	3,726	118,299
Castellum AB	Real Estate Management & Development	3,402	43,640
Electrolux AB, B	Household Durables	3,105	41,712
Elekta AB, B	Health Care Equipment & Supplies	4,941	34,070
Epiroc AB, A	Machinery	8,478	130,677
Epiroc AB, B	Machinery	5,157	69,549
EQT AB	Capital Markets	3,942	80,553
Ericsson, B	Communications Equipment	40,500	301,436
Essity AB, B	Household Products	8,100	211,128
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	2,133	193,601
[a] Fastighets AB Balder, B	Real Estate Management & Development	8,100	38,740
Getinge AB, B	Health Care Equipment & Supplies	3,051	70,384

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Hennes & Mauritz AB, B	Specialty Retail	11,961	142,588
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	25,299	262,312
Holmen AB, B	Paper & Forest Products	1,296	52,473
Husqvarna AB, A	Household Durables	351	2,672
Husqvarna AB, B	Household Durables	5,778	42,424
Industrivarden AB, A	Diversified Financial Services	2,916	65,506
Industrivarden AB, C	Diversified Financial Services	2,403	53,348
Indutrade AB	Machinery	3,807	69,305
Investment AB Latour, B	Industrial Conglomerates	1,917	37,845
Investor AB, A	Diversified Financial Services	7,236	129,681
Investor AB, B	Diversified Financial Services	24,570	403,242
[a] Kinnevik AB, A	Diversified Financial Services	216	3,562
[a] Kinnevik AB, B	Diversified Financial Services	3,267	52,540
L E Lundbergforetagen AB, B	Diversified Financial Services	1,026	41,641
Lifco AB, B	Industrial Conglomerates	3,105	49,768
Lundin Energy AB	Oil, Gas & Consumable Fuels	2,565	1,750
[a] Lundin Energy Mergerco AB	Oil, Gas & Consumable Fuels	2,565	104,443
Nibe Industrier AB, B	Building Products	15,822	118,579
Sagax AB, B	Real Estate Management & Development	2,322	42,758
Sagax AB, D	Real Estate Management & Development	1,620	3,644
Samhallsbyggnadsbolaget i Norden AB	Real Estate Management & Development	14,958	24,866
Samhallsbyggnadsbolaget i Norden AB, D	Real Estate Management & Development	837	1,273
Sandvik AB	Machinery	14,526	235,097
Securitas AB, B	Commercial Services & Supplies	4,185	35,988
[a,b] Sinch AB, 144A	Software	7,641	24,827
Skandinaviska Enskilda Banken AB, A	Banks	19,305	189,143
Skandinaviska Enskilda Banken AB, C	Banks	297	3,292
Skanska AB, B	Construction & Engineering	4,887	74,778
SKF AB, B	Machinery	5,211	76,532
Svenska Cellulosa AB, A	Paper & Forest Products	324	4,812
Svenska Cellulosa AB, B	Paper & Forest Products	8,073	120,377
Svenska Handelsbanken AB, A	Banks	20,250	172,752
Svenska Handelsbanken AB, B	Banks	513	5,036
Sweco AB, B	Construction & Engineering	2,700	28,008
Swedbank AB, A	Banks	13,365	168,637
Swedish Match AB	Tobacco	20,628	209,754
[a] Swedish Orphan Biovitrum AB	Biotechnology	2,430	52,454
Tele2 AB, B	Wireless Telecommunication Services	7,425	84,413
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	513	4,145
Telia Co. AB	Diversified Telecommunication Services	35,046	133,995
[b] Thule Group AB, 144A	Leisure Products	1,431	35,093
Trelleborg AB, B	Machinery	3,294	66,250
Vitrolife AB	Biotechnology	891	20,450
Volvo AB, A	Machinery	2,808	45,104
Volvo AB, B	Machinery	20,493	316,732
[a] Volvo Car AB, B	Automobiles	7,371	48,884
			6,086,371
Switzerland 16.8%
ABB Ltd.	Electrical Equipment	21,897	582,334
Adecco Group AG	Professional Services	2,187	74,107
Alcon Inc.	Health Care Equipment & Supplies	6,183	430,650
Baloise Holding AG	Insurance	621	101,127
Banque Cantonale Vaudoise	Banks	378	29,574
Barry Callebaut AG	Food Products	54	120,144
Belimo Holding AG	Building Products	108	37,905
BKW AG	Electric Utilities	243	25,306
Chocoladefabriken Lindt & Spruengli AG	Food Products	27	273,850
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	6,912	733,906
[a] Clariant AG	Chemicals	3,105	58,964
Coca-Cola HBC AG	Beverages	2,673	59,146
Credit Suisse Group AG	Capital Markets	34,857	197,342
DKSH Holding AG	Professional Services	486	40,003

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Emmi AG	Food Products	27	26,229
EMS-Chemie Holding AG	Chemicals	81	60,114
[a] Flughafen Zurich AG	Transportation Infrastructure	270	40,697
Geberit AG	Building Products	459	219,971
Georg Fischer AG	Machinery	1,080	52,976
Givaudan AG	Chemicals	125	438,319
[a] Glencore PLC	Metals & Mining	176,769	955,528
Helvetia Holding AG	Insurance	486	56,705
[a] Holcim Ltd., B	Construction Materials	7,425	316,824
Julius Baer Group Ltd.	Capital Markets	2,916	134,142
Kuehne + Nagel International AG	Marine	675	159,346
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,998	104,079
Lonza Group AG	Life Sciences Tools & Services	999	531,144
Nestle SA	Food Products	37,314	4,343,523
Novartis AG	Pharmaceuticals	28,080	2,371,409
Partners Group Holding AG	Capital Markets	297	266,861
PSP Swiss Property AG	Real Estate Management & Development	594	65,893
Roche Holding AG, Bearer	Pharmaceuticals	351	135,069
Roche Holding AG, Non-Voting	Pharmaceuticals	9,504	3,162,375
Schindler Holding AG	Machinery	270	48,396
Schindler Holding AG, PC	Machinery	567	103,112
SGS SA	Professional Services	81	184,870
SIG Combibloc Group AG	Containers & Packaging	4,617	101,373
Sika AG	Chemicals	2,079	477,756
Sonova Holding AG	Health Care Equipment & Supplies	702	222,915
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	8,532	267,593
Straumann Holding AG	Health Care Equipment & Supplies	1,431	171,373
Swatch Group AG	Textiles, Apparel & Luxury Goods	378	89,431
Swatch Group AG	Textiles, Apparel & Luxury Goods	621	27,529
Swiss Life Holding AG	Insurance	405	196,715
Swiss Prime Site AG	Real Estate Management & Development	1,026	89,756
Swiss Re AG	Insurance	3,861	298,362
Swisscom AG	Diversified Telecommunication Services	351	193,364
Tecan Group AG	Life Sciences Tools & Services	162	46,907
Temenos AG	Software	837	71,359
UBS Group AG	Capital Markets	42,471	682,748
[b,c] VAT Group AG, 144A, Reg S	Machinery	351	83,447
[a] Vifor Pharma AG	Pharmaceuticals	702	121,357
Zurich Insurance Group AG	Insurance	1,998	866,527
			20,550,452
United Kingdom 21.0%
3i Group PLC	Capital Markets	12,987	174,833
Abrdn PLC	Capital Markets	29,106	56,503
Admiral Group PLC	Insurance	3,024	82,411
Anglo American PLC	Metals & Mining	16,308	581,680
Ashtead Group PLC	Trading Companies & Distributors	5,967	249,211
Associated British Foods PLC	Food Products	4,752	91,067
AstraZeneca PLC	Pharmaceuticals	20,925	2,744,536
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	12,231	82,439
AVEVA Group PLC	Software	1,593	43,548
[a] Aviva PLC	Insurance	38,448	187,380
B&M European Value Retail SA	Multiline Retail	12,042	53,628
BAE Systems PLC	Aerospace & Defense	42,606	429,569
Barclays PLC	Banks	226,665	421,498
Barratt Developments PLC	Household Durables	13,338	74,091
Bellway PLC	Household Durables	1,674	43,628
[a] Berkeley Group Holdings PLC	Household Durables	1,350	61,055
BP PLC	Oil, Gas & Consumable Fuels	258,255	1,217,856
British American Tobacco PLC	Tobacco	30,564	1,306,384
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	12,528	68,025

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

BT Group PLC	Diversified Telecommunication Services	94,284	213,319
Bunzl PLC	Trading Companies & Distributors	4,590	151,566
Burberry Group PLC	Textiles, Apparel & Luxury Goods	5,184	103,313
[a] Centrica PLC	Multi-Utilities	80,649	78,355
CNH Industrial NV	Machinery	13,500	155,532
Compass Group PLC	Hotels, Restaurants & Leisure	24,084	491,380
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	21,897	59,674
Croda International PLC	Chemicals	1,836	144,308
Dechra Pharmaceuticals PLC	Pharmaceuticals	1,431	60,096
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	17,496	19,204
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,350	42,824
Diageo PLC	Beverages	30,483	1,306,994
Direct Line Insurance Group PLC	Insurance	16,956	51,831
Dr. Martens PLC	Textiles, Apparel & Luxury Goods	7,587	21,874
DS Smith PLC	Containers & Packaging	17,415	58,648
[a] easyJet PLC	Airlines	5,067	22,559
Electrocomponents PLC	Trading Companies & Distributors	6,372	67,247
Ferguson PLC	Trading Companies & Distributors	2,916	325,378
GlaxoSmithKline PLC	Pharmaceuticals	67,473	1,446,778
	Electronic Equipment, Instruments &
Halma PLC	Components	4,995	121,869
Hargreaves Lansdown PLC	Capital Markets	5,157	49,339
Hikma Pharmaceuticals PLC	Pharmaceuticals	2,295	45,082
HomeServe PLC	Commercial Services & Supplies	3,699	52,649
Howden Joinery Group PLC	Trading Companies & Distributors	7,776	56,907
HSBC Holdings PLC	Banks	271,944	1,768,885
IMI PLC	Machinery	3,483	49,617
Imperial Brands PLC	Tobacco	12,690	282,953
[a] Informa PLC	Media	19,926	127,965
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,430	128,373
Intermediate Capital Group PLC	Capital Markets	3,780	60,091
[a] International Consolidated Airlines Group SA	Airlines	15,447	20,189
Intertek Group PLC	Professional Services	2,106	107,574
ITV PLC	Media	51,219	40,594
J Sainsbury PLC	Food & Staples Retailing	22,977	56,925
JD Sports Fashion PLC	Specialty Retail	34,749	48,700
Johnson Matthey PLC	Chemicals	2,430	56,824
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	2,457	38,700
Kingfisher PLC	Specialty Retail	26,919	79,866
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	9,720	78,382
Legal & General Group PLC	Insurance	79,272	230,571
Lloyds Banking Group PLC	Banks	942,705	484,394
London Stock Exchange Group PLC	Capital Markets	4,941	457,966
M&G PLC	Diversified Financial Services	35,478	83,846
[a] Meggitt PLC	Aerospace & Defense	10,638	101,933
Melrose Industries PLC	Industrial Conglomerates	59,103	107,451
Mondi PLC	Paper & Forest Products	6,615	116,889
National Grid PLC	Multi-Utilities	49,221	628,848
Natwest Group PLC	Banks	74,439	197,349
Next PLC	Multiline Retail	1,647	117,212
[a,d] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Food & Staples Retailing	7,155	67,882
Pearson PLC	Media	10,233	93,181
Pennon Group PLC	Water Utilities	3,375	39,041
[a,b] Pepco Group NV, 144A	Multiline Retail	1,458	11,299
Persimmon PLC	Household Durables	4,320	97,741
Phoenix Group Holdings PLC	Insurance	9,585	68,726
Prudential PLC	Insurance	37,179	458,745
Reckitt Benckiser Group PLC	Household Products	8,586	643,362
RELX PLC	Professional Services	25,056	677,355
	Electronic Equipment, Instruments &
Renishaw PLC	Components	459	19,889

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Rentokil Initial PLC	Commercial Services & Supplies	25,326	145,973
Rightmove PLC	Interactive Media & Services	11,178	77,161
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	113,616	114,455
Royal Mail PLC	Air Freight & Logistics	12,420	40,680
Schroders PLC	Capital Markets	1,539	49,941
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	16,335	193,778
Severn Trent PLC	Water Utilities	3,267	107,879
Smith & Nephew PLC	Health Care Equipment & Supplies	11,745	163,676
Smiths Group PLC	Industrial Conglomerates	5,103	86,732
Spirax-Sarco Engineering PLC	Machinery	999	119,843
SSE PLC	Electric Utilities	14,283	280,311
St. James's Place Capital PLC	Capital Markets	7,209	96,524
Standard Chartered PLC	Banks	33,210	249,493
Tate & Lyle PLC	Food Products	5,461	49,701
Taylor Wimpey PLC	Household Durables	49,383	69,959
Tesco PLC	Food & Staples Retailing	101,601	315,260
The Sage Group PLC	Software	14,256	109,904
[a] THG PLC	Internet & Direct Marketing Retail	13,878	13,895
Travis Perkins PLC	Trading Companies & Distributors	2,646	31,093
Unilever PLC	Personal Products	34,290	1,549,554
United Utilities Group PLC	Water Utilities	9,315	115,389
Vodafone Group PLC	Wireless Telecommunication Services	381,483	586,806
Weir Group PLC	Machinery	3,564	58,995
Whitbread PLC	Hotels, Restaurants & Leisure	2,754	82,879
[a] Wise PLC, A	IT Services	6,075	21,942
WPP PLC	Media	14,580	146,009
			25,643,218
United States 0.3%
Stellantis NV	Automobiles	27,135	334,519
Total Common Stocks and Other Equity Interests (Cost $136,476,789)			120,707,079
Preferred Stocks 0.7%
Germany 0.7%
[e] Bayerische Motoren Werke AG, 8.609%, pfd.	Automobiles	783	55,337
[e] Fuchs Petrolub SE, 3.872%, pfd.	Chemicals	945	26,280
[e] Henkel AG & Co. KGaA, 3.147%, pfd.	Household Products	2,376	146,009
[e] Porsche Automobil Holding SE, 4.056%, pfd.	Automobiles	2,106	138,972
[e] Sartorius AG, 0.378%, pfd.	Health Care Equipment & Supplies	324	112,931
[e] Sixt SE, 6.231%, pfd.	Road & Rail	216	13,481
[e] Volkswagen AG, 5.933%, pfd.	Automobiles	2,457	327,300
			820,310
Spain 0.0%†
[e] Grifols SA, 3.227%, pfd., B	Biotechnology	3,510	41,392

Total Preferred Stocks (Cost $1,146,212)			861,702
Total Investments (Cost $137,623,001) 99.3%			121,568,781
Other Assets, less Liabilities 0.7%			804,700
Net Assets 100.0%			$122,373,481

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $3,161,008, representing 2.6% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $764,827, representing 0.6% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	15	$539,609	9/16/22	$(23,304)
EURO STOXX 50 Index	Long	9	327,000	6/17/22	(23,884)
FTSE 100 Index	Long	2	172,962	9/16/22	(3,889)
FTSE 100 Index	Long	1	86,323	6/17/22	(129)
Total Futures Contracts					$(51,206)
*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 96.7%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	1,737	$103,714
Austria 0.3%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	384	3,449
Andritz AG	Machinery	108	4,340
Erste Group Bank AG	Banks	522	13,207
OMV AG	Oil, Gas & Consumable Fuels	228	10,669
Raiffeisen Bank International AG	Banks	204	2,205
[a] Telekom Austria AG	Diversified Telecommunication Services	207	1,374
Verbund AG	Electric Utilities	105	10,247
Voestalpine AG	Metals & Mining	180	3,816
			49,307
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	36	5,363
Ageas SA/NV	Insurance	294	12,903
Anheuser-Busch InBev SA/NV	Beverages	1,380	74,098
Colruyt SA	Food & Staples Retailing	75	2,035
D'ieteren Group	Distributors	36	5,254
Elia Group SA/NV	Electric Utilities	61	8,622
Groupe Bruxelles Lambert SA	Diversified Financial Services	159	13,245
KBC Groep NV	Banks	438	24,516
Proximus SADP	Diversified Telecommunication Services	222	3,264
Sofina SA	Diversified Financial Services	24	4,893
Solvay SA	Chemicals	111	8,973
Telenet Group Holding NV	Media	69	1,429
UCB SA	Pharmaceuticals	192	16,186
Umicore SA	Chemicals	327	11,391
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	228	7,151
			199,323
Bermuda 0.1%
Hiscox Ltd.	Insurance	537	6,146
Chile 0.1%
Antofagasta PLC	Metals & Mining	555	7,785
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	885	5,557
Denmark 4.0%
Ambu AS, B	Health Care Equipment & Supplies	285	2,761
AP Moller-Maersk A/S, A	Marine	7	16,089
AP Moller-Maersk A/S, B	Marine	9	20,946
Carlsberg AS, B	Beverages	150	19,063
Chr. Hansen Holding AS	Chemicals	165	11,983
Coloplast AS, B	Health Care Equipment & Supplies	210	23,866
Danske Bank AS	Banks	1,059	14,932
DSV AS	Air Freight & Logistics	303	42,221
[a] Genmab A/S	Biotechnology	96	31,000
GN Store Nord AS	Health Care Equipment & Supplies	201	7,027
H Lundbeck A/S	Pharmaceuticals	408	1,977
[a] H Lundbeck A/S, A	Pharmaceuticals	102	488
Novo Nordisk AS, B	Pharmaceuticals	2,493	275,888
Novozymes AS	Chemicals	318	19,044
[b] Orsted AS, 144A	Electric Utilities	300	31,289
Pandora AS	Textiles, Apparel & Luxury Goods	144	9,039
Rockwool International AS, B	Building Products	9	2,021
Royal Unibrew A/S	Beverages	75	6,626
SimCorp A/S	Software	63	4,563
Tryg AS	Insurance	573	12,836

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Vestas Wind Systems A/S	Electrical Equipment	1,596	33,633
[a] William Demant Holding AS	Health Care Equipment & Supplies	156	5,840
			593,132
Finland 2.0%
Elisa OYJ	Diversified Telecommunication Services	228	12,781
[c] Fortum OYJ, Reg S	Electric Utilities	690	10,326
Huhtamaki OYJ	Containers & Packaging	150	5,928
Kesko OYJ	Food & Staples Retailing	432	10,166
Kojamo Oyj	Real Estate Management & Development	312	5,369
Kone OYJ, B	Machinery	621	29,449
Metso Outotec Oyj	Machinery	969	7,243
Neste Oil OYJ	Oil, Gas & Consumable Fuels	660	29,145
Nokia OYJ	Communications Equipment	8,967	41,618
Nokian Renkaat OYJ	Auto Components	213	2,323
Nordea Bank Abp	Banks	6,045	53,061
Orion OYJ	Pharmaceuticals	165	7,348
Sampo OYJ, A	Insurance	780	33,858
Stora Enso OYJ, R	Paper & Forest Products	918	14,362
UPM-Kymmene OYJ	Paper & Forest Products	846	25,658
Valmet Oyj	Machinery	270	6,608
Wartsila OYJ ABP	Machinery	762	5,919
			301,162
France 15.6%
[a] Accor SA	Hotels, Restaurants & Leisure	291	7,858
[a] Aeroports de Paris SA	Transportation Infrastructure	45	5,685
Air Liquide SA	Chemicals	816	109,298
Airbus SE	Aerospace & Defense	891	86,117
[b] ALD SA, 144A	Road & Rail	120	1,395
Alstom SA	Machinery	483	10,902
[b] Amundi SA, 144A	Capital Markets	93	5,075
Arkema SA	Chemicals	102	9,056
[a] Atos SE	IT Services	159	2,125
AXA SA	Insurance	2,952	66,846
Biomerieux	Health Care Equipment & Supplies	69	6,723
BNP Paribas SA	Banks	1,707	80,958
Bollore	Entertainment	1,563	7,222
Bouygues SA	Construction & Engineering	339	10,405
Bureau Veritas SA	Professional Services	453	11,579
Capgemini SE	IT Services	255	43,574
Carrefour SA	Food & Staples Retailing	960	16,946
Cie Generale des Etablissements Michelin SCA	Auto Components	1,116	30,306
Compagnie de Saint-Gobain	Building Products	741	31,719
	Equity Real Estate Investment Trusts
Covivio	(REITs)	78	4,318
Credit Agricole SA	Banks	1,872	17,087
Danone SA	Food Products	924	51,449
Dassault Aviation SA	Aerospace & Defense	39	6,071
Dassault Systemes SE	Software	1,068	39,207
Edenred	IT Services	393	18,476
EDF SA	Electric Utilities	960	7,834
Eiffage SA	Construction & Engineering	117	10,505
Engie SA	Multi-Utilities	2,661	30,507
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	474	70,813
Eurazeo SE	Diversified Financial Services	78	4,819
[a] Euroapi SA	Pharmaceuticals	75	1,180
[a] Faurecia SE	Auto Components	255	5,043
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	81	7,537
Getlink SE	Transportation Infrastructure	729	12,827
Hermes International	Textiles, Apparel & Luxury Goods	50	55,775
	Equity Real Estate Investment Trusts
ICADE	(REITs)	51	2,481
Ipsen SA	Pharmaceuticals	54	5,084

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] JCDecaux SA	Media	111	1,860
Kering SA	Textiles, Apparel & Luxury Goods	118	60,460
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	297	5,701
L'Oreal SA	Personal Products	393	135,297
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	138	4,764
Legrand SA	Electrical Equipment	426	31,380
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	397	241,431
	Independent Power and Renewable
[b] Neoen SA, 144A	Electricity Producers	45	1,692
Orange SA	Diversified Telecommunication Services	3,048	35,753
Orpea	Health Care Providers & Services	75	1,822
Pernod Ricard SA	Beverages	333	61,028
Plastic Omnium SA	Auto Components	87	1,503
Publicis Groupe	Media	360	17,561
Remy Cointreau SA	Beverages	39	6,797
[a] Renault SA	Automobiles	306	7,611
[a] Rexel SA	Trading Companies & Distributors	486	7,456
Safran SA	Aerospace & Defense	555	54,663
Sanofi	Pharmaceuticals	1,737	174,948
Sartorius Stedim Biotech	Life Sciences Tools & Services	39	12,203
Schneider Electric SE	Electrical Equipment	849	100,209
SCOR SE	Insurance	240	5,144
SEB SA	Household Durables	48	4,594
Societe Generale SA	Banks	1,188	25,945
Sodexo SA	Hotels, Restaurants & Leisure	138	9,675
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	36	5,100
Somfy SA	Electrical Equipment	12	1,556
Teleperformance	Professional Services	93	28,517
Thales SA	Aerospace & Defense	159	19,457
TotalEnergies SE	Oil, Gas & Consumable Fuels	3,807	200,474
[a] Ubisoft Entertainment SA	Entertainment	153	6,702
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	55	2,797
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	110	5,595
Valeo	Auto Components	384	7,397
Veolia Environnement SA	Multi-Utilities	999	24,324
Vinci SA	Construction & Engineering	795	70,613
Vivendi SA	Media	1,143	11,586
Wendel SE	Diversified Financial Services	42	3,502
[a,b,c] Worldline SA, 144A, Reg S	IT Services	390	14,425
			2,306,344
Germany 11.1%
1&1 Drillisch AG	Wireless Telecommunication Services	69	1,298
Adidas AG	Textiles, Apparel & Luxury Goods	300	52,929
Allianz SE	Insurance	651	123,949
[a,b] Auto1 Group SE, 144A	Specialty Retail	141	1,030
BASF SE	Chemicals	1,464	63,556
Bayer AG	Pharmaceuticals	1,569	93,038
Bayerische Motoren Werke AG	Automobiles	510	39,167
Bechtle AG	IT Services	129	5,261
Beiersdorf AG	Personal Products	159	16,204
Brenntag SE	Trading Companies & Distributors	246	15,971
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	57	6,787
[a] Commerzbank AG	Banks	1,665	11,638
Continental AG	Auto Components	171	11,888
[b] Covestro AG, 144A	Chemicals	288	9,930
[a] CTS Eventim AG & Co. KGaA	Entertainment	96	5,018
Daimler AG	Automobiles	1,341	77,416
[a] Daimler Truck Holding AG	Machinery	672	17,500
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	282	10,546

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Deutsche Bank AG	Capital Markets	3,219	27,993
Deutsche Boerse AG	Capital Markets	294	49,055
[a] Deutsche Lufthansa AG	Airlines	957	5,567
Deutsche Post AG	Air Freight & Logistics	1,539	57,504
Deutsche Telekom AG	Diversified Telecommunication Services	5,400	106,958
Deutsche Wohnen SE	Real Estate Management & Development	78	1,789
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	51	1,331
E.ON SE	Multi-Utilities	3,519	29,461
Evonik Industries AG	Chemicals	306	6,513
[a] Evotec SE	Life Sciences Tools & Services	249	5,987
Fielmann AG	Specialty Retail	39	1,937
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	54	2,343
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	324	16,133
Fresenius SE & Co. KGaA	Health Care Providers & Services	657	19,850
Fuchs Petrolub SE	Chemicals	51	1,242
GEA Group AG	Machinery	264	9,078
Hannover Rueck SE	Insurance	96	13,900
HeidelbergCement AG	Construction Materials	225	10,783
Hella GmbH & Co. KGaA	Auto Components	36	2,422
[a] HelloFresh SE	Internet & Direct Marketing Retail	261	8,418
Henkel AG & Co. KGaA	Household Products	162	9,891
Hochtief AG	Construction & Engineering	33	1,603
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	2,073	50,041
KION Group AG	Machinery	126	5,215
Knorr-Bremse AG	Machinery	105	5,974
LANXESS AG	Chemicals	138	4,931
LEG Immobilien SE	Real Estate Management & Development	117	9,678
Merck KGaA	Pharmaceuticals	207	34,842
[a] METRO AG	Food & Staples Retailing	192	1,616
MTU Aero Engines AG	Aerospace & Defense	84	15,254
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	225	52,738
Nemetschek AG	Software	87	5,253
Puma SE	Textiles, Apparel & Luxury Goods	159	10,446
Rational AG	Machinery	9	5,217
Rheinmetall AG	Industrial Conglomerates	69	15,892
RWE AG	Multi-Utilities	1,002	36,748
SAP SE	Software	1,770	160,859
Sartorius AG	Health Care Equipment & Supplies	4	1,347
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	126	6,453
Siemens AG	Industrial Conglomerates	1,203	122,108
[a] Siemens Energy AG	Electrical Equipment	687	10,044
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	444	22,508
Sixt SE	Road & Rail	21	2,148
Symrise AG	Chemicals	207	22,474
[a] Talanx AG	Insurance	84	3,190
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,437	4,116
[a] thyssenkrupp AG	Metals & Mining	795	4,496
Traton SE	Machinery	72	1,051
[a] TUI AG	Hotels, Restaurants & Leisure	1,941	3,122
	Independent Power and Renewable
Uniper SE	Electricity Producers	135	2,000
United Internet AG	Diversified Telecommunication Services	168	4,783
Vantage Towers AG	Diversified Telecommunication Services	150	4,171
Varta AG	Electrical Equipment	21	1,737
Volkswagen AG	Automobiles	51	9,272
Vonovia SE	Real Estate Management & Development	1,236	37,990
Wacker Chemie AG	Chemicals	24	3,452
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	348	9,081
			1,643,131
Ireland 1.2%
AIB Group PLC	Banks	1,335	3,034

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

CRH PLC	Construction Materials	1,215	41,670
DCC PLC	Industrial Conglomerates	156	9,658
Experian PLC	Professional Services	1,464	42,777
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	279	27,933
Glanbia PLC	Food Products	291	3,143
Kerry Group	Food Products	246	23,491
Kingspan Group PLC	Building Products	240	14,402
Smurfit Kappa Group PLC	Containers & Packaging	414	13,857
			179,965
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	933	14,107
Italy 3.2%
A2A SpA	Multi-Utilities	2,484	3,147
Amplifon SpA	Health Care Providers & Services	201	6,146
Assicurazioni Generali SpA	Insurance	2,076	33,044
Atlantia SpA	Transportation Infrastructure	807	18,882
Banca Mediolanum SpA	Diversified Financial Services	384	2,520
Buzzi Unicem SpA	Construction Materials	141	2,301
Davide Campari-Milano NV	Beverages	798	8,372
De' Longhi SpA	Household Durables	108	2,003
DiaSorin SpA	Health Care Equipment & Supplies	36	4,712
Enel SpA	Electric Utilities	12,408	67,714
Eni SpA	Oil, Gas & Consumable Fuels	3,924	46,471
Ferrari NV	Automobiles	192	35,167
FinecoBank Banca Fineco SpA	Banks	975	11,641
Hera SpA	Multi-Utilities	1,233	3,558
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	561	5,680
Interpump Group SpA	Machinery	126	4,792
Intesa Sanpaolo SpA	Banks	26,544	49,396
Italgas Reti SpA	Gas Utilities	771	4,478
Leonardo SpA	Aerospace & Defense	639	6,465
Mediobanca Banca di Credito Finanziario SpA	Banks	1,056	9,117
Moncler SpA	Textiles, Apparel & Luxury Goods	345	14,763
[a,b] Nexi SpA, 144A	IT Services	1,224	10,114
[b] Pirelli & C SpA, 144A	Auto Components	765	3,100
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	723	6,736
Prysmian SpA	Electrical Equipment	423	11,591
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	156	6,770
Reply SpA	IT Services	36	4,355
Snam SpA	Gas Utilities	3,525	18,422
[a] Telecom Italia SpA	Diversified Telecommunication Services	17,268	4,508
[a] Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	9,321	2,321
Tenaris SA	Energy Equipment & Services	747	9,582
Terna - Rete Elettrica Nazionale	Electric Utilities	2,229	17,449
UniCredit SpA	Banks	3,309	31,359
UnipolSai Assicurazioni SpA	Insurance	663	1,583
			468,259
Luxembourg 0.3%
ArcelorMittal SA	Metals & Mining	873	19,632
Aroundtown SA	Real Estate Management & Development	1,824	5,784
Eurofins Scientific SE	Life Sciences Tools & Services	195	15,306
[a] RTL Group SA	Media	60	2,499
[a] SUSE SA	Software	63	1,426
			44,647
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	303	2,822
Netherlands 8.6%
Aalberts NV	Machinery	153	5,949
[b] ABN AMRO Bank NV, 144A	Banks	663	7,427
[a,b] Adyen NV, 144A	IT Services	48	69,652
Aegon NV	Insurance	2,832	12,222

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Akzo Nobel NV	Chemicals	282	18,461
[a] Argenx SE	Biotechnology	60	22,425
[a] Argenx SE	Biotechnology	27	10,091
	Semiconductors & Semiconductor
ASM International NV	Equipment	75	18,708
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	611	291,183
ASR Nederland NV	Insurance	210	8,468
	Semiconductors & Semiconductor
BE Semiconductor Industries NV	Equipment	117	5,611
[b] CTP NV, 144A	Real Estate Management & Development	111	1,277
[b,c] Euronext NV, 144A, Reg S	Capital Markets	129	10,506
EXOR NV	Diversified Financial Services	165	10,260
Heineken Holding NV	Beverages	168	12,198
Heineken NV	Beverages	378	34,381
IMCD Group NV	Trading Companies & Distributors	90	12,321
ING Groep NV	Banks	6,042	59,572
JDE Peet's BV	Food Products	132	3,748
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,620	42,104
Koninklijke DSM NV	Chemicals	276	39,559
Koninklijke KPN NV	Diversified Telecommunication Services	5,100	18,133
Koninklijke Philips NV	Health Care Equipment & Supplies	1,386	29,784
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	99	2,492
NN Group NV	Insurance	474	21,477
[a] Prosus NV	Internet & Direct Marketing Retail	1,395	91,121
[a] QIAGEN NV	Life Sciences Tools & Services	348	16,263
Randstad NV	Professional Services	177	8,549
Shell PLC	Oil, Gas & Consumable Fuels	11,952	309,752
[b] Signify NV, 144A	Electrical Equipment	201	6,647
Universal Music Group NV	Entertainment	1,182	23,644
Wolters Kluwer NV	Professional Services	411	39,771
			1,263,756
Nigeria 0.0%†
[b] Airtel Africa PLC, 144A	Wireless Telecommunication Services	1,674	2,749
Norway 1.2%
[a] Adevinta ASA, B	Interactive Media & Services	432	3,111
Aker ASA	Diversified Financial Services	39	2,984
[a,b] AutoStore Holdings Ltd., 144A	Machinery	870	1,233
DNB Bank ASA	Banks	1,626	29,056
Equinor ASA	Oil, Gas & Consumable Fuels	1,527	52,944
Gjensidige Forsikring ASA	Insurance	267	5,391
Leroy Seafood Group ASA	Food Products	396	2,804
Mowi ASA	Food Products	699	15,855
	Semiconductors & Semiconductor
[a] Nordic Semiconductor ASA	Equipment	255	3,944
Norsk Hydro ASA	Metals & Mining	2,139	11,942
Orkla ASA	Food Products	1,218	9,705
Salmar ASA	Food Products	87	6,098
Schibsted ASA, A	Media	120	2,137
Schibsted ASA, B	Media	162	2,632
Telenor ASA	Diversified Telecommunication Services	1,014	13,445
TOMRA Systems ASA	Commercial Services & Supplies	366	6,767
Yara International ASA	Chemicals	261	10,874
			180,922
Poland 0.4%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	597	3,166
Bank Pekao SA	Banks	243	4,407
CD Projekt SA	Entertainment	99	2,107
Cyfrowy Polsat SA	Media	405	1,912
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	75	5,322
[a] InPost SA	Air Freight & Logistics	336	1,943
KGHM Polska Miedz SA	Metals & Mining	213	5,633

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

LPP SA	Textiles, Apparel & Luxury Goods	3	6,002
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	498	7,590
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,811	3,571
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,362	8,483
Powszechny Zaklad Ubezpieczen SA	Insurance	882	5,882
Santander Bank Polska SA	Banks	45	2,332
			58,350
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	4,482	20,861
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	822	9,612
Jeronimo Martins SGPS SA	Food & Staples Retailing	441	9,562
			40,035
Russia 0.0%†
[d] Evraz PLC	Metals & Mining	1,168	—
Spain 3.8%
Acciona SA	Electric Utilities	36	6,605
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	339	8,198
[a,b] Aena SME SA, 144A	Transportation Infrastructure	111	14,071
[a] Amadeus IT Group SA	IT Services	681	37,847
Banco Bilbao Vizcaya Argentaria SA	Banks	10,446	47,292
Banco Santander SA	Banks	26,838	75,419
Bankinter SA	Banks	1,095	6,814
CaixaBank SA	Banks	6,993	24,250
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	966	37,397
	Independent Power and Renewable
Corp. ACCIONA Energias Renovables SA	Electricity Producers	90	3,461
Corporacion Mapfre SA	Insurance	1,515	2,664
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	384	9,041
Enagas SA	Gas Utilities	399	8,789
Endesa SA	Electric Utilities	507	9,541
Ferrovial SA	Construction & Engineering	768	19,422
Fluidra SA	Machinery	180	3,639
[a] Grifols SA	Biotechnology	516	9,729
Iberdrola SA	Electric Utilities	9,480	98,078
Industria de Diseno Textil SA	Specialty Retail	1,683	37,987
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	537	3,427
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	522	5,023
Naturgy Energy Group SA	Gas Utilities	231	6,634
Red Electrica Corp. SA	Electric Utilities	690	13,003
Repsol SA	Oil, Gas & Consumable Fuels	2,040	29,965
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	354	6,628
Telefonica SA	Diversified Telecommunication Services	8,206	41,711
			566,635
Sweden 5.0%
Alfa Laval AB	Machinery	501	12,056
Assa Abloy AB, B	Building Products	1,458	30,917
Atlas Copco AB, A	Machinery	4,047	37,743
Atlas Copco AB, B	Machinery	2,412	20,134
Beijer Ref AB	Trading Companies & Distributors	384	5,242
[a] Boliden AB	Metals & Mining	441	14,002
Castellum AB	Real Estate Management & Development	405	5,195
Electrolux AB, B	Household Durables	360	4,836
Elekta AB, B	Health Care Equipment & Supplies	561	3,868
Epiroc AB, A	Machinery	987	15,213
Epiroc AB, B	Machinery	603	8,132
EQT AB	Capital Markets	453	9,257
Ericsson, B	Communications Equipment	4,785	35,614
Essity AB, B	Household Products	978	25,492
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	255	23,145

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Fastighets AB Balder, B	Real Estate Management & Development	972	4,649
Getinge AB, B	Health Care Equipment & Supplies	357	8,236
Hennes & Mauritz AB, B	Specialty Retail	1,386	16,523
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	2,982	30,919
Holmen AB, B	Paper & Forest Products	150	6,073
Husqvarna AB, A	Household Durables	36	274
Husqvarna AB, B	Household Durables	651	4,780
Industrivarden AB, A	Diversified Financial Services	360	8,087
Industrivarden AB, C	Diversified Financial Services	267	5,928
Indutrade AB	Machinery	447	8,137
Investment AB Latour, B	Industrial Conglomerates	222	4,383
Investor AB, A	Diversified Financial Services	849	15,215
Investor AB, B	Diversified Financial Services	2,907	47,710
[a] Kinnevik AB, A	Diversified Financial Services	21	346
[a] Kinnevik AB, B	Diversified Financial Services	387	6,224
L E Lundbergforetagen AB, B	Diversified Financial Services	114	4,627
Lifco AB, B	Industrial Conglomerates	357	5,722
Lundin Energy AB	Oil, Gas & Consumable Fuels	303	207
[a] Lundin Energy Mergerco AB	Oil, Gas & Consumable Fuels	606	24,675
Nibe Industrier AB, B	Building Products	1,917	14,367
Sagax AB, B	Real Estate Management & Development	270	4,972
Sagax AB, D	Real Estate Management & Development	165	371
Samhallsbyggnadsbolaget i Norden AB	Real Estate Management & Development	1,779	2,957
Samhallsbyggnadsbolaget i Norden AB, D	Real Estate Management & Development	102	155
Sandvik AB	Machinery	1,710	27,676
Securitas AB, B	Commercial Services & Supplies	495	4,257
[a,b] Sinch AB, 144A	Software	951	3,090
Skandinaviska Enskilda Banken AB, A	Banks	2,265	22,192
Skandinaviska Enskilda Banken AB, C	Banks	30	333
Skanska AB, B	Construction & Engineering	573	8,768
SKF AB, B	Machinery	615	9,032
Svenska Cellulosa AB, A	Paper & Forest Products	36	535
Svenska Cellulosa AB, B	Paper & Forest Products	939	14,002
Svenska Handelsbanken AB, A	Banks	2,355	20,090
Svenska Handelsbanken AB, B	Banks	60	589
Sweco AB, B	Construction & Engineering	327	3,392
Swedbank AB, A	Banks	1,605	20,252
Swedish Match AB	Tobacco	2,424	24,648
[a] Swedish Orphan Biovitrum AB	Biotechnology	276	5,958
Tele2 AB, B	Wireless Telecommunication Services	882	10,027
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	45	364
Telia Co. AB	Diversified Telecommunication Services	4,131	15,794
[b] Thule Group AB, 144A	Leisure Products	168	4,120
Trelleborg AB, B	Machinery	384	7,723
Vitrolife AB	Biotechnology	99	2,272
Volvo AB, A	Machinery	324	5,204
Volvo AB, B	Machinery	2,400	37,094
[a] Volvo Car AB, B	Automobiles	855	5,670
			729,465
Switzerland 16.5%
ABB Ltd.	Electrical Equipment	2,568	68,294
Adecco Group AG	Professional Services	255	8,641
Alcon Inc.	Health Care Equipment & Supplies	732	50,984
Baloise Holding AG	Insurance	72	11,725
Banque Cantonale Vaudoise	Banks	45	3,521
Barry Callebaut AG	Food Products	6	13,349
Belimo Holding AG	Building Products	15	5,265
BKW AG	Electric Utilities	29	3,020
Chocoladefabriken Lindt & Spruengli AG	Food Products	3	30,428
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	813	86,323
[a] Clariant AG	Chemicals	360	6,836
Coca-Cola HBC AG	Beverages	330	7,302

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Credit Suisse Group AG	Capital Markets	4,059	22,980
DKSH Holding AG	Professional Services	57	4,692
Emmi AG	Food Products	3	2,914
EMS-Chemie Holding AG	Chemicals	12	8,906
[a] Flughafen Zurich AG	Transportation Infrastructure	30	4,522
Geberit AG	Building Products	56	26,837
Georg Fischer AG	Machinery	129	6,328
Givaudan AG	Chemicals	15	52,598
[a] Glencore PLC	Metals & Mining	20,883	112,883
Helvetia Holding AG	Insurance	57	6,651
[a] Holcim Ltd., B	Construction Materials	867	36,995
Julius Baer Group Ltd.	Capital Markets	342	15,733
Kuehne + Nagel International AG	Marine	81	19,121
	Technology Hardware, Storage &
Logitech International SA	Peripherals	234	12,189
Lonza Group AG	Life Sciences Tools & Services	118	62,738
Nestle SA	Food Products	4,407	512,995
Novartis AG	Pharmaceuticals	3,315	279,958
Partners Group Holding AG	Capital Markets	36	32,347
PSP Swiss Property AG	Real Estate Management & Development	69	7,654
Roche Holding AG, Bearer	Pharmaceuticals	42	16,162
Roche Holding AG, Non-Voting	Pharmaceuticals	1,122	373,336
Schindler Holding AG	Machinery	30	5,377
Schindler Holding AG, PC	Machinery	66	12,002
SGS SA	Professional Services	10	22,823
SIG Combibloc Group AG	Containers & Packaging	531	11,659
Sika AG	Chemicals	243	55,842
Sonova Holding AG	Health Care Equipment & Supplies	84	26,674
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,005	31,520
Straumann Holding AG	Health Care Equipment & Supplies	172	20,598
Swatch Group AG	Textiles, Apparel & Luxury Goods	45	10,647
Swatch Group AG	Textiles, Apparel & Luxury Goods	69	3,059
Swiss Life Holding AG	Insurance	51	24,771
Swiss Prime Site AG	Real Estate Management & Development	120	10,498
Swiss Re AG	Insurance	459	35,470
Swisscom AG	Diversified Telecommunication Services	42	23,138
Tecan Group AG	Life Sciences Tools & Services	22	6,370
Temenos AG	Software	96	8,185
UBS Group AG	Capital Markets	4,995	80,298
[b,c] VAT Group AG, 144A, Reg S	Machinery	42	9,985
[a] Vifor Pharma AG	Pharmaceuticals	81	14,003
Zurich Insurance Group AG	Insurance	237	102,786
			2,429,932
United Kingdom 20.5%
3i Group PLC	Capital Markets	1,509	20,314
Abrdn PLC	Capital Markets	3,438	6,674
Admiral Group PLC	Insurance	354	9,647
Anglo American PLC	Metals & Mining	1,926	68,697
Ashtead Group PLC	Trading Companies & Distributors	702	29,319
Associated British Foods PLC	Food Products	558	10,693
AstraZeneca PLC	Pharmaceuticals	2,472	324,229
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,458	9,827
AVEVA Group PLC	Software	189	5,167
[a] Aviva PLC	Insurance	4,557	22,209
B&M European Value Retail SA	Multiline Retail	1,491	6,640
BAE Systems PLC	Aerospace & Defense	5,040	50,815
Barclays PLC	Banks	26,706	49,662
Barratt Developments PLC	Household Durables	1,620	8,999
Bellway PLC	Household Durables	198	5,160
[a] Berkeley Group Holdings PLC	Household Durables	162	7,327
BP PLC	Oil, Gas & Consumable Fuels	30,456	143,622
British American Tobacco PLC	Tobacco	3,612	154,386

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,479	8,031
BT Group PLC	Diversified Telecommunication Services	11,145	25,216
Bunzl PLC	Trading Companies & Distributors	540	17,831
Burberry Group PLC	Textiles, Apparel & Luxury Goods	621	12,376
[a] Centrica PLC	Multi-Utilities	9,405	9,137
CNH Industrial NV	Machinery	1,575	18,145
Compass Group PLC	Hotels, Restaurants & Leisure	2,835	57,842
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	2,598	7,080
Croda International PLC	Chemicals	213	16,742
Dechra Pharmaceuticals PLC	Pharmaceuticals	168	7,055
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	2,097	2,302
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	159	5,044
Diageo PLC	Beverages	3,600	154,354
Direct Line Insurance Group PLC	Insurance	2,133	6,520
Dr. Martens PLC	Textiles, Apparel & Luxury Goods	897	2,586
DS Smith PLC	Containers & Packaging	2,049	6,900
[a] easyJet PLC	Airlines	579	2,578
Electrocomponents PLC	Trading Companies & Distributors	753	7,947
Ferguson PLC	Trading Companies & Distributors	345	38,496
GlaxoSmithKline PLC	Pharmaceuticals	7,971	170,917
	Electronic Equipment, Instruments &
Halma PLC	Components	606	14,785
Hargreaves Lansdown PLC	Capital Markets	609	5,827
Hikma Pharmaceuticals PLC	Pharmaceuticals	258	5,068
HomeServe PLC	Commercial Services & Supplies	444	6,320
Howden Joinery Group PLC	Trading Companies & Distributors	885	6,477
HSBC Holdings PLC	Banks	32,130	208,993
IMI PLC	Machinery	405	5,769
Imperial Brands PLC	Tobacco	1,509	33,647
[a] Informa PLC	Media	2,334	14,989
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	294	15,532
Intermediate Capital Group PLC	Capital Markets	444	7,058
[a] International Consolidated Airlines Group SA	Airlines	1,785	2,333
Intertek Group PLC	Professional Services	258	13,179
ITV PLC	Media	5,841	4,629
J Sainsbury PLC	Food & Staples Retailing	2,733	6,771
JD Sports Fashion PLC	Specialty Retail	3,951	5,537
Johnson Matthey PLC	Chemicals	288	6,735
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	291	4,583
Kingfisher PLC	Specialty Retail	3,204	9,506
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,140	9,193
Legal & General Group PLC	Insurance	9,414	27,382
Lloyds Banking Group PLC	Banks	111,120	57,097
London Stock Exchange Group PLC	Capital Markets	585	54,222
M&G PLC	Diversified Financial Services	4,077	9,635
[a] Meggitt PLC	Aerospace & Defense	1,248	11,958
Melrose Industries PLC	Industrial Conglomerates	6,927	12,593
Mondi PLC	Paper & Forest Products	774	13,677
National Grid PLC	Multi-Utilities	5,817	74,318
Natwest Group PLC	Banks	8,712	23,097
Next PLC	Multiline Retail	201	14,304
[a,d] NMC Health PLC	Health Care Providers & Services	60	—
[a] Ocado Group PLC	Food & Staples Retailing	945	8,965
Pearson PLC	Media	1,182	10,763
Pennon Group PLC	Water Utilities	417	4,824
[a,b] Pepco Group NV, 144A	Multiline Retail	162	1,255
Persimmon PLC	Household Durables	507	11,471
Phoenix Group Holdings PLC	Insurance	1,173	8,411
Prudential PLC	Insurance	4,392	54,192
Reckitt Benckiser Group PLC	Household Products	1,020	76,430
RELX PLC	Professional Services	2,958	79,966

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Renishaw PLC	Components	54	2,340
Rentokil Initial PLC	Commercial Services & Supplies	2,976	17,153
Rightmove PLC	Interactive Media & Services	1,320	9,112
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	13,398	13,497
Royal Mail PLC	Air Freight & Logistics	1,398	4,579
Schroders PLC	Capital Markets	180	5,841
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	1,917	22,741
Severn Trent PLC	Water Utilities	396	13,076
Smith & Nephew PLC	Health Care Equipment & Supplies	1,383	19,273
Smiths Group PLC	Industrial Conglomerates	603	10,249
Spirax-Sarco Engineering PLC	Machinery	117	14,036
SSE PLC	Electric Utilities	1,710	33,560
St. James's Place Capital PLC	Capital Markets	849	11,367
Standard Chartered PLC	Banks	3,888	29,209
Tate & Lyle PLC	Food Products	660	6,007
Taylor Wimpey PLC	Household Durables	5,664	8,024
Tesco PLC	Food & Staples Retailing	12,078	37,477
The Sage Group PLC	Software	1,614	12,443
[a] THG PLC	Internet & Direct Marketing Retail	1,512	1,514
Travis Perkins PLC	Trading Companies & Distributors	339	3,984
Unilever PLC	Personal Products	4,050	183,018
United Utilities Group PLC	Water Utilities	1,092	13,527
Vodafone Group PLC	Wireless Telecommunication Services	45,087	69,354
Weir Group PLC	Machinery	408	6,754
Whitbread PLC	Hotels, Restaurants & Leisure	324	9,750
[a] Wise PLC, A	IT Services	714	2,579
WPP PLC	Media	1,695	16,974
			3,029,415
United States 0.3%
Stellantis NV	Automobiles	3,219	39,684
Total Common Stocks and Other Equity Interests (Cost $18,273,118)			14,266,344
Preferred Stocks 0.7%
Germany 0.7%
[e] Bayerische Motoren Werke AG, 8.609%, pfd.	Automobiles	96	6,785
[e] Fuchs Petrolub SE, 3.872%, pfd.	Chemicals	114	3,170
[e] Henkel AG & Co. KGaA, 3.147%, pfd.	Household Products	279	17,145
[e] Porsche Automobil Holding SE, 4.056%, pfd.	Automobiles	243	16,035
[e] Sartorius AG, 0.378%, pfd.	Health Care Equipment & Supplies	40	13,942
[e] Sixt SE, 6.231%, pfd.	Road & Rail	27	1,685
[e] Volkswagen AG, 5.933%, pfd.	Automobiles	291	38,765
			97,527
Spain 0.0%†
[e] Grifols SA, 3.227%, pfd., B	Biotechnology	405	4,776

Total Preferred Stocks (Cost $159,297)			102,303
Total Investments (Cost $18,432,415) 97.4%			14,368,647
Other Assets, less Liabilities 2.6%			385,475
Net Assets 100.0%			$14,754,122

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $375,537, representing 2.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $91,840, representing 0.6% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

eVariable rate security. The rate shown represents the yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	210,500	$29,621	7/05/22	$—	$(29)
Danish Krone	BOFA	Buy	1,458,077	206,475	7/05/22	—	(1,497)
Danish Krone	BOFA	Buy	2,916,153	413,472	7/05/22	—	(3,517)
Danish Krone	BOFA	Buy	4,374,230	614,945	7/05/22	—	(12)
Danish Krone	BOFA	Sell	7,465,800	1,076,753	7/05/22	27,206	—
Danish Krone	BOFA	Sell	1,493,160	215,170	7/05/22	5,260	—
Euro	BOFA	Buy	115,600	121,003	7/05/22	—	(148)
Euro	BOFA	Buy	800,773	843,574	7/05/22	—	(6,405)
Euro	BOFA	Buy	1,601,547	1,689,589	7/05/22	—	(15,253)
Euro	BOFA	Buy	2,402,320	2,511,556	7/05/22	—	(51)
Euro	HSBK	Buy	115,600	120,996	7/05/22	—	(142)
Euro	HSBK	Buy	800,773	843,564	7/05/22	—	(6,396)
Euro	HSBK	Buy	1,601,547	1,689,569	7/05/22	—	(15,232)
Euro	HSBK	Buy	2,402,320	2,511,544	7/05/22	—	(39)
Euro	UBSW	Buy	115,600	120,999	7/05/22	—	(145)
Euro	UBSW	Buy	800,773	843,560	7/05/22	—	(6,392)
Euro	UBSW	Buy	1,601,547	1,689,553	7/05/22	—	(15,216)
Euro	UBSW	Buy	2,402,320	2,511,529	7/05/22	—	(24)
Euro	BOFA	Sell	4,100,200	4,399,552	7/05/22	112,998	—
Euro	BOFA	Sell	820,040	879,064	7/05/22	21,753	—
Euro	HSBK	Sell	4,100,200	4,399,609	7/05/22	113,055	—
Euro	HSBK	Sell	820,040	879,039	7/05/22	21,729	—
Euro	UBSW	Sell	4,100,200	4,399,629	7/05/22	113,076	—
Euro	UBSW	Sell	820,040	879,070	7/05/22	21,759	—
Great British Pound	DBAB	Buy	154,500	188,269	7/05/22	—	(637)
Great British Pound	DBAB	Buy	1,070,090	1,313,897	7/05/22	—	(14,326)
Great British Pound	DBAB	Buy	2,140,180	2,632,336	7/05/22	—	(33,194)
Great British Pound	DBAB	Buy	3,210,270	3,898,231	7/05/22	482	—
Great British Pound	DBAB	Sell	5,479,200	6,906,959	7/05/22	252,744	—
Great British Pound	DBAB	Sell	1,095,840	1,378,731	7/05/22	47,888	—
Norwegian Krone	BOFA	Buy	94,100	9,364	7/05/22	160	—
Norwegian Krone	BOFA	Buy	651,357	65,444	7/05/22	485	—
Norwegian Krone	BOFA	Buy	1,302,713	131,997	7/05/22	—	(140)
Norwegian Krone	BOFA	Buy	1,954,070	197,781	7/05/22	4	—
Norwegian Krone	BOFA	Sell	3,335,200	354,836	7/05/22	17,256	—
Norwegian Krone	BOFA	Sell	667,040	70,342	7/05/22	2,826	—
Polish Zloty	BOFA	Buy	13,200	2,939	7/05/22	—	(2)
Polish Zloty	BOFA	Buy	91,720	20,496	7/05/22	—	(95)
Polish Zloty	BOFA	Buy	183,440	41,126	7/05/22	—	(324)
Polish Zloty	BOFA	Buy	275,160	61,204	7/05/22	—	(1)
Polish Zloty	BOFA	Sell	469,600	109,295	7/05/22	4,843	—
Polish Zloty	BOFA	Sell	93,920	21,885	7/05/22	994	—
Swedish Krona	BOFA	Buy	395,900	38,779	7/05/22	—	(145)
Swedish Krona	BOFA	Buy	2,742,097	269,597	7/05/22	—	(2,007)
Swedish Krona	BOFA	Buy	5,484,193	541,625	7/05/22	—	(6,446)
Swedish Krona	BOFA	Buy	8,226,290	802,785	7/05/22	—	(16)
Swedish Krona	BOFA	Sell	14,040,400	1,436,569	7/05/22	66,426	—

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Swedish Krona	BOFA	Sell	2,808,080	287,292	7/05/22	13,264	—
Swiss Franc	MSCO	Buy	779,733	814,321	7/05/22	149	—
Swiss Franc	MSCO	Buy	112,600	115,920	7/05/22	1,696	—
Swiss Franc	MSCO	Buy	1,559,467	1,633,880	7/05/22	—	(4,939)
Swiss Franc	MSCO	Buy	2,339,200	2,443,472	7/05/22	—	(61)
Swiss Franc	MSCO	Sell	798,500	822,315	7/05/22	—	(11,758)
Swiss Franc	MSCO	Sell	3,992,500	4,172,299	7/05/22	1,933	—
Danish Krone	BOFA	Sell	4,378,500	616,638	8/02/22	—	(48)
Euro	BOFA	Sell	2,278,333	2,386,260	8/02/22	—	(24)
Euro	HSBK	Sell	2,278,333	2,386,217	8/02/22	—	(67)
Euro	UBSW	Sell	2,278,333	2,386,212	8/02/22	—	(71)
Great British Pound	DBAB	Sell	3,194,700	3,881,017	8/02/22	—	(652)
Norwegian Krone	BOFA	Sell	2,073,600	209,956	8/02/22	—	(36)
Polish Zloty	BOFA	Sell	267,400	59,225	8/02/22	—	(14)
Swedish Krona	BOFA	Sell	7,628,800	745,131	8/02/22	—	(51)
Swiss Franc	MSCO	Sell	2,256,800	2,361,538	8/03/22	—	(20)

Total Forward Exchange Contracts	$847,986	$(145,572)
Net unrealized appreciation (depreciation)		$702,414
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index			Long	10	$359,739	9/16/22	$(3,916)
EURO STOXX 50 Index			Long	1	36,334	6/17/22	(2,580)
Total Futures Contracts							$(6,496)
*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 100.0%
France 97.5%
[a] Accor SA	Hotels, Restaurants & Leisure	1,057	$28,543
[a] Aeroports de Paris SA	Transportation Infrastructure	161	20,341
Air Liquide SA	Chemicals	2,926	391,917
Airbus SE	Aerospace & Defense	3,192	308,513
[b] ALD SA, 144A	Road & Rail	462	5,371
Alstom SA	Machinery	1,736	39,184
[b] Amundi SA, 144A	Capital Markets	322	17,572
Arkema SA	Chemicals	371	32,937
[a] Atos SE	IT Services	546	7,298
AXA SA	Insurance	10,584	239,669
Biomerieux	Health Care Equipment & Supplies	245	23,872
BNP Paribas SA	Banks	6,125	290,489
Bollore	Entertainment	5,614	25,942
Bouygues SA	Construction & Engineering	1,232	37,816
Bureau Veritas SA	Professional Services	1,624	41,511
Capgemini SE	IT Services	917	156,696
Carrefour SA	Food & Staples Retailing	3,444	60,795
Cie de L'Odet SE	Air Freight & Logistics	2	2,258
Cie Generale des Etablissements Michelin SCA	Auto Components	4,018	109,111
Compagnie de Saint-Gobain	Building Products	2,667	114,163
	Equity Real Estate Investment Trusts
Covivio	(REITs)	287	15,887
Credit Agricole SA	Banks	6,741	61,531
Danone SA	Food Products	3,311	184,359
Dassault Aviation SA	Aerospace & Defense	133	20,704
Dassault Systemes SE	Software	3,829	140,566
Edenred	IT Services	1,421	66,807
EDF SA	Electric Utilities	3,458	28,220
Eiffage SA	Construction & Engineering	420	37,709
Engie SA	Multi-Utilities	9,485	108,740
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,701	254,121
Eurazeo SE	Diversified Financial Services	287	17,733
[a] Euroapi SA	Pharmaceuticals	271	4,265
[a] Faurecia SE	Auto Components	910	17,995
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	294	27,355
Getlink SE	Transportation Infrastructure	2,597	45,694
Hermes International	Textiles, Apparel & Luxury Goods	177	197,443
	Equity Real Estate Investment Trusts
ICADE	(REITs)	182	8,855
Ipsen SA	Pharmaceuticals	196	18,452
[a] JCDecaux SA	Media	413	6,921
Kering SA	Textiles, Apparel & Luxury Goods	418	214,173
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	1,092	20,960
L'Oreal SA	Personal Products	1,410	485,416
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	490	16,915
Legrand SA	Electrical Equipment	1,540	113,440
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,426	867,205
	Independent Power and Renewable
[b] Neoen SA, 144A	Electricity Producers	154	5,790
Orange SA	Diversified Telecommunication Services	10,948	128,419
Orpea	Health Care Providers & Services	280	6,803
Pernod Ricard SA	Beverages	1,190	218,088
Plastic Omnium SA	Auto Components	308	5,323
Publicis Groupe	Media	1,295	63,171
Remy Cointreau SA	Beverages	140	24,399
[a] Renault SA	Automobiles	1,099	27,334
[a] Rexel SA	Trading Companies & Distributors	1,750	26,848
Safran SA	Aerospace & Defense	1,995	196,491

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited)

Sanofi	Pharmaceuticals	6,237	628,182
Sartorius Stedim Biotech	Life Sciences Tools & Services	137	42,868
Schneider Electric SE	Electrical Equipment	3,045	359,405
SCOR SE	Insurance	882	18,903
SEB SA	Household Durables	175	16,749
Societe Generale SA	Banks	4,256	92,949
Sodexo SA	Hotels, Restaurants & Leisure	497	34,844
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	126	17,849
Somfy SA	Electrical Equipment	42	5,445
Teleperformance	Professional Services	333	102,108
Thales SA	Aerospace & Defense	574	70,240
TotalEnergies SE	Oil, Gas & Consumable Fuels	13,685	720,643
[a] Ubisoft Entertainment SA	Entertainment	546	23,917
Valeo	Auto Components	1,400	26,967
Veolia Environnement SA	Multi-Utilities	3,556	86,583
Vinci SA	Construction & Engineering	2,842	252,430
Vivendi SA	Media	4,081	41,368
Wendel SE	Diversified Financial Services	154	12,840
[a,b,c] Worldline SA, 144A, Reg S	IT Services	1,400	51,783
			8,244,203
Luxembourg 0.7%
Eurofins Scientific SE	Life Sciences Tools & Services	707	55,494
Netherlands 0.5%
[b,c] Euronext NV, 144A, Reg S	Capital Markets	462	37,625
Switzerland 1.3%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	3,612	113,285
Total Investments (Cost $9,723,144) 100.0%			8,450,607

Other Assets, less Liabilities 0.0%†			3,083
Net Assets 100.0%			$8,453,690

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2022, the aggregate value of these securities was $135,056, representing 1.6% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $89,408, representing 1.1% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.5%
Germany 93.0%
1&1 Drillisch AG	Wireless Telecommunication Services	481	$9,052
adidas AG	Textiles, Apparel & Luxury Goods	1,963	346,332
Allianz SE	Insurance	4,251	809,379
[a,b]Auto1 Group SE, 144A	Specialty Retail	975	7,120
BASF SE	Chemicals	9,555	414,805
Bayer AG	Pharmaceuticals	10,270	608,990
Bayerische Motoren Werke AG	Automobiles	3,354	257,583
Bechtle AG	IT Services	858	34,992
Beiersdorf AG	Personal Products	1,040	105,987
Brenntag AG	Trading Companies & Distributors	1,612	104,655
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	377	44,892
[a]Commerzbank AG	Banks	10,868	75,966
Continental AG	Auto Components	1,131	78,630
[b]Covestro AG, 144A	Chemicals	1,885	64,993
[a]CTS Eventim AG & Co. KGaA	Entertainment	624	32,618
Daimler AG	Automobiles	8,775	506,578
[a]Daimler Truck Holding AG	Machinery	4,394	114,429
[a,b]Delivery Hero SE, 144A	Internet & Direct Marketing Retail	1,859	69,519
Deutsche Bank AG	Capital Markets	21,164	184,043
Deutsche Boerse AG	Capital Markets	1,924	321,027
[a]Deutsche Lufthansa AG	Airlines	6,188	35,995
Deutsche Post AG	Air Freight & Logistics	10,101	377,418
Deutsche Telekom AG	Diversified Telecommunication Services	35,347	700,121
Deutsche Wohnen AG	Real Estate Management & Development	507	11,629
[b]DWS Group GmbH & Co. KGaA, 144A	Capital Markets	364	9,498
E.ON SE	Multi-Utilities	23,114	193,510
Evonik Industries AG	Chemicals	2,002	42,613
[a]Evotec SE	Life Sciences Tools & Services	1,651	39,699
Fielmann AG	Specialty Retail	260	12,911
[a]Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	377	16,357
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,119	105,515
Fresenius SE & Co. KGaA	Health Care Providers & Services	4,264	128,830
Fuchs Petrolub SE	Chemicals	351	8,550
GEA Group AG	Machinery	1,729	59,451
Hannover Rueck SE	Insurance	624	90,352
HeidelbergCement AG	Construction Materials	1,469	70,400
Hella GmbH & Co. KGaA	Auto Components	234	15,742
[a]HelloFresh SE	Internet & Direct Marketing Retail	1,690	54,506
Henkel AG & Co. KGaA	Household Products	1,053	64,290
Hochtief AG	Construction & Engineering	208	10,101
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	13,611	328,562
KION Group AG	Machinery	819	33,898
Knorr-Bremse AG	Machinery	689	39,200
Lanxess AG	Chemicals	897	32,053
LEG Immobilien AG	Real Estate Management & Development	767	63,443
Merck KGaA	Pharmaceuticals	1,352	227,565
[a]METRO AG	Food & Staples Retailing	1,404	11,816
MTU Aero Engines AG	Aerospace & Defense	559	101,511
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,464	343,147
Nemetschek AG	Software	572	34,540
Puma SE	Textiles, Apparel & Luxury Goods	1,027	67,470
Rational AG	Machinery	49	28,405
Rheinmetall AG	Industrial Conglomerates	455	104,792
RWE AG	Multi-Utilities	6,578	241,244
SAP SE	Software	11,583	1,052,674
Sartorius AG	Health Care Equipment & Supplies	26	8,753
[b,c]Scout24 AG, 144A, Reg S	Interactive Media & Services	819	41,946

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Siemens AG	Industrial Conglomerates	7,878	799,638
[a]Siemens Energy AG	Electrical Equipment	4,472	65,383
[b]Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	2,899	146,962
Sixt SE	Road & Rail	130	13,299
Symrise AG	Chemicals	1,365	148,198
[a]Talanx AG	Insurance	559	21,226
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	9,529	27,296
[a]thyssenkrupp AG	Metals & Mining	5,122	28,969
Traton SE	Machinery	533	7,779
	Independent Power and Renewable
Uniper SE	Electricity Producers	923	13,673
United Internet AG	Diversified Telecommunication Services	1,118	31,827
Vantage Towers AG	Diversified Telecommunication Services	949	26,391
Varta AG	Electrical Equipment	143	11,831
Volkswagen AG	Automobiles	338	61,450
Vonovia SE	Real Estate Management & Development	8,112	249,332
Wacker Chemie AG	Chemicals	156	22,441
[a,b]Zalando SE, 144A	Internet & Direct Marketing Retail	2,314	60,383
			10,736,175
Luxembourg 0.6%
Aroundtown SA	Real Estate Management & Development	11,791	37,388
[a]RTL Group SA	Media	403	16,785
[a]SUSE SA	Software	416	9,420
			63,593
Netherlands 0.9%
[a]QIAGEN NV	Life Sciences Tools & Services	2,301	107,529
Total Common Stocks (Cost $15,468,674)			10,907,297
Preferred Stocks 5.5%
Germany 5.5%
[d]Bayerische Motoren Werke AG, 8.609%, pfd.	Automobiles	624	44,099
[d]Fuchs Petrolub SE, 3.872%, pfd.	Chemicals	741	20,606
[d]Henkel AG & Co. KGaA, 3.147%, pfd.	Household Products	1,833	112,641
[d]Porsche Automobil Holding SE, 4.056%, pfd.	Automobiles	1,599	105,516
[d]Sartorius AG, 0.378%, pfd.	Health Care Equipment & Supplies	255	88,881
[d]Sixt SE, 6.231%, pfd.	Road & Rail	169	10,548
[d]Volkswagen AG, 5.933%, pfd.	Automobiles	1,911	254,567
Total Preferred Stocks (Cost $981,865)			636,858
Total Investments (Cost $16,450,539) 100.0%			11,544,155
Other Assets, less Liabilities 0.0%†			5,717
Net Assets 100.0%			$11,549,872

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $400,421, representing 3.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was $41,946, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Micro DAX	Long	12	$165,519	6/17/22	$(10,648)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.1%
Cambodia 0.2%
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	40,000	$32,726
China 11.7%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	18,000	41,428
BOC Hong Kong (Holdings) Ltd.	Banks	100,000	395,058
[b] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	46,800	140,156
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	72,000	15,048
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	48,800	91,792
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	46,400	125,358
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	84,000	11,989
[a] HUTCHMED China Ltd.	Biotechnology	13,500	33,273
Kerry Logistics Network Ltd.	Air Freight & Logistics	8,000	17,209
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	40,000	17,179
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	208,000	194,297
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	13,600	39,429
Minth Group Ltd.	Auto Components	19,200	52,362
[a] MMG Ltd.	Metals & Mining	64,000	23,816
Nexteer Automotive Group Ltd.	Auto Components	24,000	17,250
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	25,936
Shui On Land Ltd.	Real Estate Management & Development	96,000	12,968
SITC International Holdings Co. Ltd.	Marine	32,000	90,532
Tingyi Cayman Islands Holding Corp.	Food Products	52,000	89,064
[a] Towngas China Co. Ltd.	Gas Utilities	36,000	19,177
Uni-President China Holdings Ltd.	Food Products	32,000	27,445
Want Want China Holdings Ltd.	Food Products	120,000	104,295
			1,585,061
Hong Kong 77.0%
AIA Group Ltd.	Insurance	258,200	2,798,528
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	8,800	74,745
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	12,866
[a] Cathay Pacific Airways Ltd.	Airlines	28,000	30,651
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	56,000	24,906
CK Asset Holdings Ltd.	Real Estate Management & Development	54,700	386,883
CK Infrastructure Holdings Ltd.	Electric Utilities	16,000	98,076
CLP Holdings Ltd.	Electric Utilities	45,400	376,648
Dah Sing Banking Group Ltd.	Banks	9,600	7,769
Dah Sing Financial Group	Banks	4,000	11,393
Dairy Farm International Retail Group Holdings Ltd.	Food & Staples Retailing	8,000	23,440
Guotai Junan International Holdings Ltd.	Capital Markets	64,000	7,585
Haitong International Securities Group Ltd.	Capital Markets	72,000	10,277
Hang Lung Group Ltd.	Real Estate Management & Development	24,000	45,266
Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	98,606
Hang Seng Bank Ltd.	Banks	20,000	353,003
Henderson Land Development Co. Ltd.	Real Estate Management & Development	36,000	134,880
Hong Kong and China Gas Co. Ltd.	Gas Utilities	304,000	327,363
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	35,300	1,736,445
Hongkong Land Holdings Ltd.	Real Estate Management & Development	31,600	158,632
Huabao International Holdings Ltd.	Chemicals	28,000	21,552
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	32,000	6,117
Hysan Development Co. Ltd.	Real Estate Management & Development	16,000	48,223
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	4,520	237,571
Johnson Electric Holdings Ltd.	Auto Components	10,000	12,999
Kerry Properties Ltd.	Real Estate Management & Development	16,000	44,450
[a] Lifestyle International Holdings Ltd.	Multiline Retail	14,000	5,674
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	58,400	476,312

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Man Wah Holdings Ltd.	Household Durables	43,200	46,685
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	20,000	14,783
MTR Corp. Ltd.	Road & Rail	40,000	208,998
New World Development Co. Ltd.	Real Estate Management & Development	39,000	139,908
NWS Holdings Ltd.	Industrial Conglomerates	40,000	37,977
Orient Overseas International Ltd.	Marine	3,600	95,426
PCCW Ltd.	Diversified Telecommunication Services	116,000	61,349
Power Assets Holdings Ltd.	Electric Utilities	38,000	238,985
[a] Shun Tak Holdings Ltd.	Industrial Conglomerates	40,000	8,003
Sino Land Co. Ltd.	Real Estate Management & Development	100,000	147,573
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	39,400	465,452
Swire Pacific Ltd., A	Real Estate Management & Development	14,000	83,408
Swire Pacific Ltd., B	Real Estate Management & Development	27,500	27,441
Swire Properties Ltd.	Real Estate Management & Development	29,600	73,482
Techtronic Industries Co. Ltd.	Machinery	36,500	380,724
The Bank of East Asia Ltd.	Banks	26,400	37,143
The Wharf Holdings Ltd.	Real Estate Management & Development	34,000	123,921
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	208,000	24,917
Vinda International Holdings Ltd.	Household Products	8,000	20,492
Vitasoy International Holdings Ltd.	Food Products	22,600	39,515
VTech Holdings Ltd.	Communications Equipment	4,400	34,597
[b] WH Group Ltd., 144A	Food Products	216,248	167,003
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	43,060	205,232
Xinyi Glass Holdings Ltd.	Building Products	56,400	135,269
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	20,000	26,048
			10,415,191
Indonesia 0.2%
First Pacific Co. Ltd.	Food Products	64,000	24,794
Italy 0.6%
Prada SpA	Textiles, Apparel & Luxury Goods	14,400	80,653
Luxembourg 0.3%
L'Occitane International SA	Personal Products	13,000	40,589
Macau 4.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	59,720	356,176
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	20,800	11,796
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	67,200	160,315
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	52,000	23,591
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	40,000	27,170
			579,048
Singapore 0.4%
[b] BOC Aviation Ltd., 144A	Trading Companies & Distributors	5,600	47,065
Taiwan 0.0% †
	Electronic Equipment, Instruments &
[a,b] FIT Hon Teng Ltd., 144A	Components	32,000	4,364
United Kingdom 3.7%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	74,000	500,284
United States 0.7%
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	18,000	23,444
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	36,000	71,661
			95,105
Total Investments (Cost $15,024,081) 99.1%			13,404,880
Other Assets, less Liabilities 0.9%			120,071

Net Assets 100.0%			$13,524,951

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $579,051, representing 4.3% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MINI HSI IDX	Long	4	$110,841	7/28/22	$97
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 100.1%
India 100.1%
[a] 3M India Ltd.	Industrial Conglomerates	148	$40,956
Aarti Industries Ltd.	Chemicals	10,212	90,349
ABB India Ltd.	Electrical Equipment	2,849	83,007
ACC Ltd.	Construction Materials	4,662	125,266
Adani Enterprises Ltd.	Trading Companies & Distributors	14,171	393,140
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	21,164	517,117
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	42,661	363,042
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	51,985	173,025
Adani Total Gas Ltd.	Gas Utilities	14,948	452,931
[a] Adani Transmission Ltd.	Electric Utilities	13,431	420,698
[a] Adani Wilmar Ltd.	Food Products	8,436	61,332
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	25,937	29,362
Alkem Laboratories Ltd.	Pharmaceuticals	1,332	50,575
Ambuja Cements Ltd.	Construction Materials	36,667	168,541
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	5,328	248,513
Ashok Leyland Ltd.	Machinery	78,107	146,180
Asian Paints Ltd.	Chemicals	24,309	829,626
Astral Poly Technik Ltd.	Building Products	4,847	101,608
[a,b] AU Small Finance Bank Ltd., 144A	Banks	16,724	125,304
Aurobindo Pharma Ltd.	Pharmaceuticals	14,467	93,995
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	8,029	346,292
[a] Axis Bank Ltd.	Banks	122,581	988,440
Bajaj Auto Ltd.	Automobiles	3,737	175,397
Bajaj Finance Ltd.	Consumer Finance	12,728	870,399
Bajaj Finserv Ltd.	Diversified Financial Services	2,072	286,816
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	1,443	83,782
Balkrishna Industries Ltd.	Auto Components	4,366	118,816
[b] Bandhan Bank Ltd, 144A	Banks	42,106	140,491
Bank of Baroda	Banks	56,499	69,683
[a] Bank of India	Banks	26,344	14,794
Bata India Ltd.	Textiles, Apparel & Luxury Goods	3,256	68,800
Bayer Cropscience Ltd.	Chemicals	703	44,573
Berger Paints India Ltd.	Chemicals	12,839	92,392
Bharat Electronics Ltd.	Aerospace & Defense	58,275	172,746
Bharat Forge Ltd.	Auto Components	13,727	113,296
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	65,934	37,529
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	53,613	209,367
[a] Bharti Airtel Ltd.	Wireless Telecommunication Services	123,173	1,068,313
Bharti Infratel Ltd.	Diversified Telecommunication Services	47,101	124,712
Biocon Ltd.	Biotechnology	24,605	96,086
Bosch Ltd.	Auto Components	481	92,759
Britannia Industries Ltd.	Food Products	6,401	280,964
Cadila Healthcare Ltd.	Pharmaceuticals	13,690	61,886
Canara Bank Ltd.	Banks	19,573	44,922
Castrol India Ltd.	Chemicals	26,159	34,217
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	21,460	168,343
Cipla Ltd.	Pharmaceuticals	27,565	320,145
Coal India Ltd.	Oil, Gas & Consumable Fuels	101,676	238,957
Coforge Ltd.	IT Services	1,924	86,228
Colgate-Palmolive (India) Ltd.	Personal Products	7,252	136,537
Container Corp. of India Ltd.	Road & Rail	14,985	112,768
Coromandel International Ltd.	Chemicals	5,772	69,665
Cummins India Ltd.	Machinery	7,363	95,491
Dabur India Ltd.	Personal Products	31,043	194,951
Dalmia Bharat Ltd.	Construction Materials	4,440	72,169
Deepak Nitrite Ltd.	Chemicals	4,033	88,675
Divi's Laboratories Ltd.	Life Sciences Tools & Services	6,882	316,369

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Dixon Technologies India Ltd.	Household Durables	1,924	87,097
DLF Ltd.	Real Estate Management & Development	33,374	132,148
[b] Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services	1,887	51,621
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	6,512	362,309
Eicher Motors Ltd.	Automobiles	7,474	264,459
Emami Ltd.	Personal Products	11,285	60,053
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	28,712	136,051
Exide Industries Ltd.	Auto Components	24,346	42,482
Federal Bank Ltd.	Banks	84,508	96,522
[a] FSN E-Commerce Ventures Ltd.	Internet & Direct Marketing Retail	3,219	57,349
GAIL India Ltd.	Gas Utilities	94,331	161,494
[b] General Insurance Corp. of India, 144A	Insurance	5,624	8,204
Gillette India Ltd.	Personal Products	444	28,100
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	2,183	41,453
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	7,992	39,099
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	132,275	57,116
[a] Godrej Consumer Products Ltd.	Personal Products	19,499	187,046
[a] Godrej Industries Ltd.	Industrial Conglomerates	4,736	26,018
[a] Godrej Properties Ltd.	Real Estate Management & Development	4,773	71,496
Grasim Industries Ltd.	Construction Materials	20,646	345,287
Gujarat Gas Ltd.	Gas Utilities	11,026	58,479
Havell's India Ltd.	Electrical Equipment	12,839	178,540
HCL Technologies Ltd.	IT Services	58,534	721,368
[b] HDFC Asset Management Co. Ltd., 144A	Capital Markets	2,960	67,180
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	52,281	364,108
Hero Motocorp Ltd.	Automobiles	7,030	242,103
Hindalco Industries Ltd.	Metals & Mining	76,109	326,371
Hindustan Aeronautics Ltd.	Aerospace & Defense	4,477	100,331
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	37,481	103,085
Hindustan Unilever Ltd.	Household Products	47,804	1,350,237
Hindustan Zinc Ltd.	Metals & Mining	12,358	39,019
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	119	50,913
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	94,572	2,599,660
ICICI Bank Ltd.	Banks	84,397	755,776
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	12,876	182,764
[b,c] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	20,572	127,382
[a] IDFC First Bank Ltd.	Banks	164,354	65,452
[a] Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	19,018	22,818
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	146,742	137,967
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	73,371	68,983
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	14,060	102,585
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	92,685	23,062
Indraprastha Gas Ltd.	Gas Utilities	19,092	86,041
Info Edge India Ltd.	Interactive Media & Services	4,144	197,239
Infosys Ltd.	IT Services	191,549	3,545,861
[a,b,c] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	5,254	106,860
Ipca Laboratories Ltd.	Pharmaceuticals	7,400	84,099
ITC Ltd.	Tobacco	159,544	552,538
Jindal Steel & Power Ltd.	Metals & Mining	21,608	90,087
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	20,646	54,365
JSW Steel Ltd.	Metals & Mining	54,020	386,138
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	19,240	124,799
Kansai Nerolac Paints Ltd.	Chemicals	7,511	35,238
[a] L&T Finance Holdings Ltd.	Diversified Financial Services	49,802	42,630
[b] L&T Technology Services Ltd., 144A	Professional Services	1,443	55,379
[b,c] Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services	2,368	119,204
Larsen & Toubro Ltd.	Construction & Engineering	37,148	732,988
[b] Laurus Labs Ltd., 144A	Pharmaceuticals	19,758	116,263
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	17,723	73,464
Lupin Ltd.	Pharmaceuticals	12,913	99,898
[a] Macrotech Developers Ltd.	Real Estate Management & Development	4,144	56,095

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	31,339	69,605
Mahindra & Mahindra Ltd.	Automobiles	49,617	686,806
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	11,544	13,244
Marico Ltd.	Personal Products	28,157	170,391
Maruti Suzuki India Ltd.	Automobiles	7,141	765,958
[a] Max Financial Services Ltd.	Insurance	12,876	127,558
[a] Max Healthcare Institute Ltd.	Health Care Providers & Services	25,567	118,798
Minda Industries Ltd.	Auto Components	4,551	53,199
Mindtree Ltd.	IT Services	2,331	85,216
Motherson Sumi Systems Ltd.	Auto Components	77,626	116,135
Mphasis Ltd.	IT Services	4,847	140,799
MRF Ltd.	Auto Components	148	132,686
Muthoot Finance Ltd.	Consumer Finance	5,735	70,899
Nestle India Ltd.	Food Products	1,924	425,620
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	119,473	46,520
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	8,251	28,340
NMDC Ltd.	Metals & Mining	41,218	56,473
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	238,946	432,371
[a] Oberoi Realty Ltd.	Real Estate Management & Development	6,475	60,480
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	198,986	381,859
Oil India Ltd.	Oil, Gas & Consumable Fuels	17,649	56,206
[a] One 97 Communications Ltd.	IT Services	4,921	42,105
Oracle Financial Services Software Ltd.	Software	1,258	49,355
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	309	157,162
[a] PB Fintech Ltd.	Insurance	8,510	61,741
Persistent Systems Ltd.	IT Services	2,701	116,348
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	39,997	110,055
PI Industries Ltd.	Chemicals	3,959	128,311
Pidilite Industries Ltd.	Chemicals	8,140	215,414
Piramal Enterprises Ltd.	Diversified Financial Services	6,882	144,285
Polycab India Ltd.	Electrical Equipment	1,406	39,189
Power Finance Corp. Ltd.	Diversified Financial Services	62,900	83,192
Power Grid Corp. of India Ltd.	Electric Utilities	169,386	454,499
Punjab National Bank Ltd.	Banks	58,386	21,440
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	7,326	58,016
[a,b,c] RBL Bank Ltd., 144A, Reg S	Banks	24,309	25,687
REC Ltd.	Diversified Financial Services	50,320	78,851
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	3,922	47,868
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	181,263	5,957,711
SBI Cards & Payment Services Ltd.	Consumer Finance	15,725	152,974
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	22,644	310,130
Shree Cement Ltd.	Construction Materials	740	178,128
Shriram Transport Finance Co. Ltd.	Consumer Finance	10,804	175,298
Siemens Ltd.	Industrial Conglomerates	4,810	146,205
[b] Sona Blw Precision Forgings Ltd., 144A	Auto Components	9,657	67,720
SRF Ltd.	Chemicals	7,585	216,315
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	4,403	27,247
State Bank of India	Banks	96,311	568,189
Steel Authority of India Ltd.	Metals & Mining	78,033	67,734
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	58,608	616,415
Sun TV Network Ltd.	Media	5,143	26,867
Tata Communications Ltd.	Diversified Telecommunication Services	6,179	71,533
Tata Consultancy Services Ltd.	IT Services	55,056	2,277,672
Tata Consumer Products Ltd.	Food Products	32,523	290,894
Tata Elxsi Ltd.	Software	1,850	191,402
[a] Tata Motors Ltd.	Automobiles	99,086	516,681
[a] Tata Motors Ltd., A	Automobiles	21,090	52,823
Tata Power Co. Ltd.	Electric Utilities	109,076	279,277
Tata Steel Ltd.	Metals & Mining	43,808	480,974
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	27,380	41,986
Tech Mahindra Ltd.	IT Services	32,634	413,232
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	22,459	552,072

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Torrent Pharmaceuticals Ltd.	Pharmaceuticals	2,664	96,486
Torrent Power Ltd.	Electric Utilities	11,729	67,079
Trent Ltd.	Multiline Retail	9,657	131,350
Tube Investments of India Ltd.	Auto Components	5,328	124,226
TVS Motor Co. Ltd.	Automobiles	10,730	114,396
UltraTech Cement Ltd.	Construction Materials	6,179	438,729
Union Bank of India Ltd.	Banks	60,458	26,220
United Breweries Ltd.	Beverages	3,737	68,747
[a] United Spirits Ltd.	Beverages	15,540	149,502
UPL Ltd.	Chemicals	28,897	231,403
Varun Beverages Ltd.	Beverages	11,044	110,555
Vedanta Ltd.	Metals & Mining	66,082	186,600
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	440,633	46,868
Voltas Ltd.	Construction & Engineering	12,210	150,344
Whirlpool of India Ltd.	Household Durables	1,665	32,908
Wipro Ltd.	IT Services	68,080	358,665
[a] Yes Bank Ltd.	Banks	679,563	108,854
Zee Entertainment Enterprises Ltd.	Media	44,770	121,375
[a] Zomato Ltd.	Internet & Direct Marketing Retail	72,483	49,425
Total Investments (Cost $49,553,045) 100.1%			50,721,002

Other Assets, less Liabilities (0.1)%			(73,537)
Net Assets 100.0%			$50,647,465

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $2,265,994, representing 4.5% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $561,898, representing 1.1% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
SGX Nifty 50	Long	4	$125,780	7/28/22	$(913)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 87.5%
A2A SpA	Multi-Utilities	15,393	$19,504
Amplifon SpA	Health Care Providers & Services	1,311	40,090
Assicurazioni Generali SpA	Insurance	11,061	176,058
Atlantia SpA	Transportation Infrastructure	4,440	103,883
Banca Mediolanum SpA	Diversified Financial Services	2,433	15,969
Buzzi Unicem SpA	Construction Materials	873	14,247
Davide Campari-Milano NV	Beverages	5,055	53,032
De' Longhi SpA	Household Durables	699	12,964
DiaSorin SpA	Health Care Equipment & Supplies	228	29,843
Enel SpA	Electric Utilities	62,613	341,695
Eni SpA	Oil, Gas & Consumable Fuels	20,184	239,036
Ferrari NV	Automobiles	1,020	186,826
FinecoBank Banca Fineco SpA	Banks	6,189	73,891
Hera SpA	Multi-Utilities	8,001	23,086
[a,b] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	3,555	35,991
Interpump Group SpA	Machinery	810	30,807
Intesa Sanpaolo SpA	Banks	136,527	254,063
Italgas Reti SpA	Gas Utilities	4,980	28,921
Leonardo SpA	Aerospace & Defense	4,068	41,159
Mediobanca Banca di Credito Finanziario SpA	Banks	6,783	58,560
Moncler SpA	Textiles, Apparel & Luxury Goods	2,190	93,711
[b,c] Nexi SpA, 144A	IT Services	7,692	63,561
[b] Pirelli & C SpA, 144A	Auto Components	4,977	20,168
[a,b] Poste Italiane SpA, 144A, Reg S	Insurance	4,614	42,989
Prysmian SpA	Electrical Equipment	2,670	73,161
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	984	42,702
Reply SpA	IT Services	228	27,579
Snam SpA	Gas Utilities	19,395	101,362
[c] Telecom Italia SpA	Diversified Telecommunication Services	109,176	28,500
[c] Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	61,074	15,209
Tenaris SA	Energy Equipment & Services	4,737	60,765
Terna - Rete Elettrica Nazionale	Electric Utilities	12,885	100,868
UniCredit SpA	Banks	13,947	132,176
UnipolSai Assicurazioni SpA	Insurance	4,353	10,394
			2,592,770
Netherlands 2.2%
EXOR NV	Diversified Financial Services	1,047	65,106
United Kingdom 3.2%
CNH Industrial NV	Machinery	8,139	93,768
United States 7.0%
Stellantis NV	Automobiles	16,821	207,369
Total Investments (Cost $3,309,715) 99.9%			2,959,013
Other Assets, less Liabilities 0.1%			3,948
†
Net Assets 100.0%			$2,962,961

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an eff ective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $78,980, representing 2.7% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $162,709, representing 5.5% of net assets.
cNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.2%
Japan 99.2%
ABC-Mart Inc.	Specialty Retail	5,100	$225,240
Acom Co. Ltd.	Consumer Finance	76,500	178,503
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	153	455,548
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	255	677,597
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	35,700	1,907,784
Aeon Co. Ltd.	Food & Staples Retailing	142,800	2,474,338
AEON Financial Service Co. Ltd.	Consumer Finance	20,400	191,905
Aeon Mall Co. Ltd.	Real Estate Management & Development	25,500	311,395
	Equity Real Estate Investment Trusts
AEON REIT Investment Corp.	(REITs)	357	402,316
AGC Inc.	Building Products	35,700	1,253,461
Aica Kogyo Co. Ltd.	Building Products	10,200	212,627
Ain Holdings Inc.	Food & Staples Retailing	5,100	272,165
Air Water Inc.	Chemicals	35,700	447,777
Aisin Seiki Co. Ltd.	Auto Components	35,700	1,103,677
Ajinomoto Co. Inc.	Food Products	96,900	2,353,760
Alfresa Holdings Corp.	Health Care Providers & Services	30,600	411,063
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	40,800	413,541
Amada Co. Ltd.	Machinery	61,200	449,129
	Electronic Equipment, Instruments &
Amano Corp.	Components	15,300	264,094
[a] ANA Holdings Inc.	Airlines	30,600	562,988
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	25,500	275,544
Aozora Bank Ltd.	Banks	20,400	395,972
Ariake Japan Co. Ltd.	Food Products	5,100	209,473
AS One Corp.	Health Care Providers & Services	5,100	200,839
Asahi Group Holdings Ltd.	Beverages	96,900	3,170,443
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	40,800	615,056
Asahi Kasei Corp.	Chemicals	249,900	1,905,682
Asics Corp.	Textiles, Apparel & Luxury Goods	35,700	644,600
ASKUL Corp.	Internet & Direct Marketing Retail	5,100	60,740
Astellas Pharma Inc.	Pharmaceuticals	367,200	5,716,595
	Electronic Equipment, Instruments &
Azbil Corp.	Components	25,500	669,151
Bandai Namco Holdings Inc.	Leisure Products	39,310	2,771,709
BayCurrent Consulting Inc.	Professional Services	2,700	717,456
Benefit One Inc.	Professional Services	10,200	136,946
Benesse Holdings Inc.	Diversified Consumer Services	15,300	247,426
Bic Camera Inc.	Specialty Retail	30,600	263,981
Bridgestone Corp.	Auto Components	112,200	4,088,109
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	45,900	805,797
Calbee Inc.	Food Products	15,300	308,129
	Technology Hardware, Storage &
Canon Inc.	Peripherals	198,900	4,516,628
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	10,200	211,576
Capcom Co. Ltd.	Entertainment	35,700	865,861
Casio Computer Co. Ltd.	Household Durables	40,800	378,103
Central Japan Railway Co.	Road & Rail	36,780	4,238,275
Chubu Electric Power Co. Inc.	Electric Utilities	137,700	1,384,551
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	131,680	3,363,362
Chuo Mitsui Trust Holdings Inc.	Banks	71,400	2,196,842
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	25,500	304,074

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

COMSYS Holdings Corp.	Construction & Engineering	20,400	388,314
Concordia Financial Group Ltd.	Banks	224,400	776,328
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	15,300	423,451
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	3,570	342,403
Credit Saison Co. Ltd.	Consumer Finance	30,600	351,149
CyberAgent Inc.	Media	81,600	811,465
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	51,000	1,098,421
Dai-ichi Life Holdings Inc.	Insurance	198,900	3,674,793
Daicel Corp.	Chemicals	51,000	314,961
Daido Steel Co. Ltd.	Metals & Mining	7,300	187,800
Daifuku Co. Ltd.	Machinery	20,400	1,165,242
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	377,400	9,547,855
Daiichikosho Co. Ltd.	Entertainment	5,100	148,283
Daikin Industries Ltd.	Building Products	53,958	8,638,523
Daio Paper Corp.	Paper & Forest Products	15,300	159,357
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	13,117	1,130,618
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	127,500	2,967,539
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	408	923,485
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	51	261,279
Daiwa Securities Group Inc.	Capital Markets	295,800	1,319,457
DeNA Co. Ltd.	Entertainment	15,300	212,739
Denka Co. Ltd.	Chemicals	15,300	369,957
Denso Corp.	Auto Components	91,800	4,870,593
Dentsu Group Inc.	Media	40,800	1,223,805
Descente Ltd.	Textiles, Apparel & Luxury Goods	5,100	117,876
DIC Corp.	Chemicals	15,300	270,851
	Semiconductors & Semiconductor
Disco Corp.	Equipment	5,712	1,353,843
DMG Mori Co. Ltd.	Machinery	20,400	252,269
Dowa Holdings Co. Ltd.	Metals & Mining	10,200	338,236
East Japan Railway Co.	Road & Rail	74,050	3,781,671
Ebara Corp.	Machinery	20,400	762,813
Eisai Co. Ltd.	Pharmaceuticals	53,380	2,249,461
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	30,600	505,439
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	601,800	2,275,549
Ezaki Glico Co. Ltd.	Food Products	10,200	294,689
Fancl Corp.	Personal Products	15,300	279,523
FANUC Corp.	Machinery	38,960	6,091,130
Fast Retailing Co. Ltd.	Specialty Retail	10,373	5,427,204
FP Corp.	Containers & Packaging	10,200	213,077
Fuji Electric Co. Ltd.	Electrical Equipment	25,500	1,054,875
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	5,100	157,668
Fuji Media Holdings Inc.	Media	10,200	86,267
Fuji Oil Holdings Inc.	Food Products	10,200	160,821
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	71,400	3,825,028
Fujitsu General Ltd.	Household Durables	10,200	201,890
Fujitsu Ltd.	IT Services	37,480	4,680,345
Fukuoka Financial Group Inc.	Banks	30,600	550,487
Fukuyama Transporting Co. Ltd.	Road & Rail	5,100	115,623
Furukawa Electric Co. Ltd.	Electrical Equipment	10,200	167,278
Fuyo General Lease Co. Ltd.	Diversified Financial Services	5,100	289,058
	Equity Real Estate Investment Trusts
GLP J-Reit	(REITs)	867	1,057,465
GMO internet Inc.	IT Services	10,200	174,636
GMO Payment Gateway Inc.	IT Services	8,260	580,641
Goldwin Inc.	Textiles, Apparel & Luxury Goods	7,140	400,477
GS Yuasa Corp.	Electrical Equipment	15,300	239,092
GungHo Online Entertainment Inc.	Entertainment	5,100	89,908
Hachijuni Bank Ltd.	Banks	91,800	337,860
Hakuhodo DY Holdings Inc.	Media	45,900	420,636

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	25,500	989,180
Hankyu Hanshin Holdings Inc.	Road & Rail	45,900	1,250,083
Haseko Corp.	Household Durables	51,000	596,511
Heiwa Corp.	Leisure Products	10,200	151,136
Hikari Tsushin Inc.	Specialty Retail	4,590	469,964
Hino Motors Ltd.	Machinery	56,100	287,819
Hirogin Holdings Inc.	Banks	61,200	284,704
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	6,630	878,925
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	15,300	393,607
Hitachi Construction Machinery Co. Ltd.	Machinery	20,400	451,231
Hitachi Ltd.	Industrial Conglomerates	183,600	8,700,576
[a] Hitachi Metals Ltd.	Metals & Mining	40,800	616,557
Hitachi Transport System Ltd.	Road & Rail	5,100	321,343
Honda Motor Co. Ltd.	Automobiles	341,700	8,282,493
	Electronic Equipment, Instruments &
Horiba Ltd.	Components	7,750	329,727
Hoshizaki Corp.	Machinery	20,400	607,398
House Foods Group Inc.	Food Products	15,300	318,377
Hoya Corp.	Health Care Equipment & Supplies	71,190	6,070,709
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	20,400	574,362
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	45,900	1,104,803
IHI Corp.	Machinery	25,500	681,351
Iida Group Holdings Co. Ltd.	Household Durables	30,600	470,527
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	357	471,690
Information Services International-Dentsu Ltd.	IT Services	5,100	150,723
INFRONEER Holdings Inc.	Construction & Engineering	45,900	326,035
Inpex Corp.	Oil, Gas & Consumable Fuels	198,900	2,152,170
Internet Initiative Japan Inc.	Diversified Telecommunication Services	10,200	356,255
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	71,400	578,116
Isuzu Motors Ltd.	Automobiles	102,000	1,126,952
Ito En Ltd.	Beverages	10,200	456,487
ITOCHU Corp.	Trading Companies & Distributors	270,300	7,295,941
Itochu Techno-Solutions Corp.	IT Services	20,400	499,282
Itoham Yonekyu Holdings Inc.	Food Products	25,500	129,701
Iwatani Corp.	Oil, Gas & Consumable Fuels	10,200	392,669
Izumi Co. Ltd.	Multiline Retail	5,100	114,685
J Front Retailing Co. Ltd.	Multiline Retail	51,000	435,464
[a] Japan Airlines Co. Ltd.	Airlines	30,600	534,945
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	10,200	406,183
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	10,200	153,389
Japan Exchange Group Inc.	Capital Markets	107,100	1,543,571
	Equity Real Estate Investment Trusts
Japan Hotel REIT Investment Corp.	(REITs)	918	458,138
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	204	470,752
Japan Post Bank Co. Ltd.	Banks	81,600	633,676
Japan Post Holdings Co. Ltd.	Insurance	443,700	3,165,063
Japan Post Insurance Co. Ltd.	Insurance	40,800	651,995
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	204	598,388
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	255	1,171,249
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	1,377	1,071,355
Japan Tobacco Inc.	Tobacco	239,700	4,139,238
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	10,200	173,810
Jeol Ltd.	Health Care Equipment & Supplies	10,200	392,669
JFE Holdings Inc.	Metals & Mining	102,000	1,073,645
JGC Holdings Corp.	Construction & Engineering	40,800	526,762

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

JSR Corp.	Chemicals	35,700	924,986
JTEKT Corp.	Auto Components	45,900	344,617
Justsystems Corp.	Software	5,100	143,966
K's Holdings Corp.	Specialty Retail	30,600	297,767
Kadokawa Corp.	Media	20,400	438,918
Kagome Co. Ltd.	Food Products	15,300	372,772
Kajima Corp.	Construction & Engineering	86,700	993,647
Kakaku.com Inc.	Interactive Media & Services	25,500	420,073
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	5,100	143,215
Kamigumi Co. Ltd.	Transportation Infrastructure	20,400	394,020
Kandenko Co. Ltd.	Construction & Engineering	20,400	127,035
Kaneka Corp.	Chemicals	10,200	250,767
Kansai Electric Power Co. Inc.	Electric Utilities	147,900	1,463,160
Kansai Paint Co. Ltd.	Chemicals	35,700	454,610
Kao Corp.	Personal Products	91,800	3,697,542
Katitas Co. Ltd.	Real Estate Management & Development	10,200	219,384
Kawasaki Heavy Industries Ltd.	Machinery	30,600	573,011
Kawasaki Kisen Kaisha Ltd.	Marine	15,300	929,116
KDDI Corp.	Wireless Telecommunication Services	326,465	10,306,639
Keihan Holdings Co. Ltd.	Industrial Conglomerates	20,400	507,541
Keikyu Corp.	Road & Rail	51,000	558,220
Keio Corp.	Road & Rail	23,460	838,381
Keisei Electric Railway Co. Ltd.	Road & Rail	25,500	701,998
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	76	380,965
Kewpie Corp.	Food Products	20,400	344,467
	Electronic Equipment, Instruments &
Keyence Corp.	Components	39,185	13,377,500
Kikkoman Corp.	Food Products	35,700	1,892,017
Kinden Corp.	Construction & Engineering	25,500	294,126
Kintetsu Group Holdings Co. Ltd.	Road & Rail	35,700	1,110,246
Kirin Holdings Co. Ltd.	Beverages	153,000	2,407,254
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	12,240	753,203
Kobe Bussan Co. Ltd.	Food & Staples Retailing	25,500	624,103
Kobe Steel Ltd.	Metals & Mining	66,300	301,109
Koei Tecmo Holdings Co. Ltd.	Entertainment	15,300	493,276
Koito Manufacturing Co. Ltd.	Auto Components	23,460	743,405
Kokuyo Co. Ltd.	Commercial Services & Supplies	15,300	193,481
Komatsu Ltd.	Machinery	183,600	4,065,134
Konami Holdings Corp.	Entertainment	20,400	1,127,702
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	91,800	306,101
Kose Corp.	Personal Products	5,870	533,185
Kotobuki Spirits Co. Ltd.	Food Products	5,100	277,421
Kubota Corp.	Machinery	219,300	3,272,026
Kuraray Co. Ltd.	Chemicals	66,300	534,382
Kurita Water Industries Ltd.	Machinery	20,400	737,286
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing	3,360	143,447
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	61,900	3,306,072
Kyowa Exeo Corp.	Construction & Engineering	20,400	318,790
Kyowa Kirin Co. Ltd.	Pharmaceuticals	51,000	1,144,971
Kyudenko Corp.	Construction & Engineering	10,200	206,020
Kyushu Electric Power Co. Inc.	Electric Utilities	91,800	589,228
Kyushu Financial Group Inc.	Banks	76,500	218,483
Kyushu Railway Co.	Road & Rail	30,600	636,979
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	357	437,529
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	15,300	1,818,814
Lawson Inc.	Food & Staples Retailing	10,200	339,362
Lintec Corp.	Chemicals	10,200	172,609
Lion Corp.	Household Products	51,000	561,599
LIXIL Group Corp.	Building Products	51,000	953,517

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

M3 Inc.	Health Care Technology	85,496	2,453,082
Mabuchi Motor Co. Ltd.	Electrical Equipment	10,200	262,405
Makita Corp.	Machinery	51,000	1,269,604
Mani Inc.	Health Care Equipment & Supplies	10,200	99,031
Marubeni Corp.	Trading Companies & Distributors	311,100	2,802,888
Marui Group Co. Ltd.	Multiline Retail	40,800	713,260
Maruichi Steel Tube Ltd.	Metals & Mining	10,200	215,330
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	5,100	50,266
Matsui Securities Co. Ltd.	Capital Markets	20,400	120,879
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	25,500	1,030,474
Mazda Motor Corp.	Automobiles	112,200	916,727
Mebuki Financial Group Inc.	Banks	204,000	400,927
Medipal Holdings Corp.	Health Care Providers & Services	30,600	431,110
Meiji Holdings Co. Ltd.	Food Products	25,500	1,250,083
Menicon Co. Ltd.	Health Care Equipment & Supplies	10,200	233,874
MINEBEA MITSUMI Inc.	Machinery	81,600	1,387,479
Miraca Holdings Inc.	Health Care Providers & Services	10,200	221,411
MISUMI Group Inc.	Machinery	56,100	1,181,009
Mitsubishi Chemical Holdings Corp.	Chemicals	255,000	1,383,350
Mitsubishi Corp.	Trading Companies & Distributors	239,700	7,122,807
Mitsubishi Electric Corp.	Electrical Equipment	392,700	4,194,234
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	224,400	3,252,318
Mitsubishi Gas Chemical Co. Inc.	Chemicals	35,700	513,735
Mitsubishi Heavy Industries Ltd.	Machinery	56,100	1,959,402
Mitsubishi Logistics Corp.	Transportation Infrastructure	10,200	243,635
Mitsubishi Materials Corp.	Metals & Mining	25,500	364,514
[a] Mitsubishi Motors Corp.	Automobiles	127,500	430,772
Mitsubishi UFJ Financial Group Inc.	Banks	2,448,000	13,143,213
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	128,160	590,543
Mitsui & Co. Ltd.	Trading Companies & Distributors	311,100	6,857,230
Mitsui Chemicals Inc.	Chemicals	35,700	759,435
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	183,600	3,942,829
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	102	385,161
	Semiconductors & Semiconductor
Mitsui High-Tec Inc.	Equipment	5,100	316,087
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	10,200	238,004
Mitsui O.S.K. Lines Ltd.	Marine	66,300	1,515,303
Miura Co. Ltd.	Machinery	20,400	402,729
Mizuho Financial Group Inc.	Banks	510,000	5,792,426
[a] Money Forward Inc.	Software	10,200	253,771
MonotaRO Co. Ltd.	Trading Companies & Distributors	47,940	711,398
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	306	343,041
Morinaga & Co. Ltd.	Food Products	5,100	163,299
Morinaga Milk Industry Co. Ltd.	Food Products	5,100	182,445
MS&AD Insurance Group Holdings Inc.	Insurance	93,840	2,872,082
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	114,670	6,242,680
Nabtesco Corp.	Machinery	20,400	476,008
Nagase & Co. Ltd.	Trading Companies & Distributors	20,400	279,898
Nagoya Railroad Co. Ltd.	Road & Rail	40,800	627,669
Nankai Electric Railway Co. Ltd.	Road & Rail	20,400	403,630
NEC Corp.	IT Services	51,000	1,978,359
NEC System Integration & Construction Ltd.	IT Services	10,200	137,697
NET One Systems Co. Ltd.	IT Services	15,300	337,860
Nexon Co. Ltd.	Entertainment	81,600	1,668,579
NGK Insulators Ltd.	Machinery	51,000	686,232
NGK Spark Plug Co. Ltd.	Auto Components	40,800	739,689
NH Foods Ltd.	Food Products	20,400	637,430
NHK Spring Co. Ltd.	Auto Components	30,600	201,139
Nichirei Corp.	Food Products	20,400	354,228
Nidec Corp.	Electrical Equipment	92,440	5,702,015
Nifco Inc.	Auto Components	15,300	356,443

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Nihon Kohden Corp.	Health Care Equipment & Supplies	15,300	312,408
Nihon M&A Center Inc.	Professional Services	54,060	574,205
Nihon Unisys Ltd.	IT Services	10,200	202,716
Nikon Corp.	Household Durables	61,200	706,804
Nintendo Co. Ltd.	Entertainment	21,085	9,107,267
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	102	512,046
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	306	1,522,623
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	15,300	292,474
Nippon Express Co. Ltd.	Road & Rail	15,300	830,010
Nippon Kayaku Co. Ltd.	Chemicals	30,600	247,314
Nippon Paint Holdings Co. Ltd.	Chemicals	204,000	1,518,119
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	459	1,128,453
Nippon Sanso Holdings Corp.	Chemicals	30,600	487,194
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	10,200	619,410
Nippon Shobukai Co. Ltd.	Chemicals	5,100	197,085
Nippon Steel Corp.	Metals & Mining	163,200	2,281,232
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	239,700	6,874,029
Nippon Television Holdings Inc.	Media	5,100	45,311
Nippon Yusen KK	Marine	30,600	2,087,976
Nipro Corp.	Health Care Equipment & Supplies	20,400	160,221
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	15,300	326,711
Nissan Chemical Corp.	Chemicals	27,230	1,252,714
Nissan Motor Co. Ltd.	Automobiles	387,600	1,506,977
Nisshin Seifun Group Inc.	Food Products	51,000	596,136
Nissin Foods Holdings Co. Ltd.	Food Products	15,300	1,055,250
Nitori Holdings Co. Ltd.	Specialty Retail	15,300	1,452,236
Nitto Denko Corp.	Chemicals	30,600	1,977,608
Noevir Holdings Co. Ltd.	Personal Products	5,100	216,231
NOF Corp.	Chemicals	15,300	566,479
NOK Corp.	Auto Components	20,400	165,777
Nomura Holdings Inc.	Capital Markets	601,800	2,196,700
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	20,400	499,282
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	867	1,081,078
Nomura Research Institute Ltd.	IT Services	76,500	2,032,792
NS Solutions Corp.	IT Services	5,100	135,895
NSK Ltd.	Machinery	86,700	465,872
NTT Data Corp.	IT Services	127,500	1,760,627
Obayashi Corp.	Construction & Engineering	137,700	998,377
OBIC Business Consultants Co. Ltd.	Software	5,100	175,124
OBIC Co. Ltd.	IT Services	13,460	1,901,273
Odakyu Electric Railway Co. Ltd.	Road & Rail	61,200	822,127
Oji Holdings Corp.	Paper & Forest Products	178,500	772,574
OKUMA Corp.	Machinery	5,100	190,703
Olympus Corp.	Health Care Equipment & Supplies	249,900	5,015,291
	Electronic Equipment, Instruments &
Omron Corp.	Components	37,470	1,900,598
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	81,600	2,091,430
Open House Co. Ltd.	Household Durables	15,300	608,148
Oracle Corp. Japan	Software	6,885	398,337
Orient Corp.	Consumer Finance	112,200	105,713
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	37,880	5,275,401
ORIX Corp.	Diversified Financial Services	239,700	4,015,732
	Equity Real Estate Investment Trusts
Orix JREIT Inc.	(REITs)	510	691,487
Osaka Gas Co. Ltd.	Gas Utilities	81,600	1,559,262
OSG Corp.	Machinery	15,300	177,489
Otsuka Corp.	IT Services	20,400	604,394
Otsuka Holdings Co. Ltd.	Pharmaceuticals	86,700	3,074,753
PALTAC Corp.	Distributors	5,100	157,668

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Pan Pacific International Holdings Corp.	Multiline Retail	81,600	1,300,386
Panasonic Corp.	Household Durables	428,400	3,457,662
[a] Park24 Co. Ltd.	Commercial Services & Supplies	25,500	352,313
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	56,100	302,272
[a] PeptiDream Inc.	Biotechnology	17,000	177,940
Persol Holdings Co. Ltd.	Professional Services	35,700	648,016
Pigeon Corp.	Household Products	20,400	279,448
Pola Orbis Holdings Inc.	Personal Products	15,300	188,188
Rakus Co. Ltd.	Software	20,400	240,106
Rakuten Inc.	Internet & Direct Marketing Retail	163,200	735,184
Recruit Holdings Co. Ltd.	Professional Services	275,400	8,098,509
Relo Group Inc.	Real Estate Management & Development	20,400	328,400
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	198,900	1,805,187
Rengo Co. Ltd.	Containers & Packaging	40,800	221,036
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	10,200	183,796
Resona Holdings Inc.	Banks	433,500	1,621,297
Resorttrust Inc.	Hotels, Restaurants & Leisure	15,300	250,017
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	117,300	916,089
Rinnai Corp.	Household Durables	7,070	485,540
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	16,830	1,171,924
Rohto Pharmaceutical Co. Ltd.	Personal Products	20,400	588,628
Ryohin Keikaku Co. Ltd.	Multiline Retail	45,900	467,261
Sankyo Co. Ltd.	Leisure Products	10,200	308,204
Sankyu Inc.	Road & Rail	10,200	292,812
[a] Sansan Inc.	Software	15,300	103,610
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	71,400	559,196
Sanwa Holdings Corp.	Building Products	40,800	390,416
Sapporo Holdings Ltd.	Beverages	10,200	225,991
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	5,100	154,477
SBI Holdings Inc.	Capital Markets	45,900	897,019
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	7,850	529,863
SCSK Corp.	IT Services	25,500	430,959
Secom Co. Ltd.	Commercial Services & Supplies	40,800	2,517,584
Sega Sammy Holdings Inc.	Leisure Products	30,600	490,573
Seibu Holdings Inc.	Road & Rail	40,800	428,857
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	56,100	792,845
Seino Holdings Co. Ltd.	Road & Rail	25,500	203,842
Sekisui Chemical Co. Ltd.	Household Durables	66,300	906,254
Sekisui House Ltd.	Household Durables	112,200	1,962,705
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	816	482,915
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	153,000	5,931,699
Seven Bank Ltd.	Banks	132,600	252,795
SG Holdings Co. Ltd.	Air Freight & Logistics	86,700	1,460,795
Sharp Corp.	Household Durables	40,800	315,036
[a] SHIFT Inc.	IT Services	2,200	285,981
Shikoku Electric Power Co. Inc.	Electric Utilities	30,600	178,165
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	56,100	1,771,514
Shimamura Co. Ltd.	Specialty Retail	5,100	447,102
SHIMANO Inc.	Leisure Products	15,297	2,580,746
Shimizu Corp.	Construction & Engineering	107,100	591,255
Shin-Etsu Chemical Co. Ltd.	Chemicals	80,660	9,083,935
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	15,300	394,170
Shinsei Bank Ltd.	Banks	10,200	153,539
Shionogi & Co. Ltd.	Pharmaceuticals	56,100	2,830,706
Ship Healthcare Holdings Inc.	Health Care Providers & Services	15,300	271,752

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shiseido Co. Ltd.	Personal Products	78,400	3,142,810
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	10,200	448,228
[a] Shochiku Co. Ltd.	Entertainment	1,785	158,194
Shoei Co. Ltd.	Real Estate Management & Development	81,600	630,672
Showa Denko K.K.	Chemicals	35,700	605,971
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	40,800	477,209
SMC Corp.	Machinery	11,348	5,051,073
SMS Co. Ltd.	Professional Services	10,200	200,764
Softbank Corp.	Wireless Telecommunication Services	550,800	6,107,837
SoftBank Group Corp.	Wireless Telecommunication Services	219,300	8,450,447
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	15,300	424,578
Sojitz Corp.	Trading Companies & Distributors	48,120	680,420
Sompo Holdings Inc.	Insurance	61,200	2,695,224
Sony Corp.	Household Durables	249,900	20,408,822
Sotetsu Holdings Inc.	Road & Rail	15,300	264,319
Square Enix Holdings Co. Ltd.	Entertainment	15,300	676,847
Stanley Electric Co. Ltd.	Auto Components	30,600	501,835
Subaru Corp.	Automobiles	122,400	2,172,666
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	7,180	314,460
	Semiconductors & Semiconductor
SUMCO Corp.	Equipment	66,300	858,428
Sumitomo Bakelite Co. Ltd.	Chemicals	5,100	152,600
Sumitomo Chemical Co. Ltd.	Chemicals	306,000	1,196,025
Sumitomo Corp.	Trading Companies & Distributors	224,400	3,067,320
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	30,600	245,737
Sumitomo Electric Industries Ltd.	Auto Components	147,900	1,631,902
Sumitomo Forestry Co. Ltd.	Household Durables	25,500	360,947
Sumitomo Heavy Industries Ltd.	Machinery	20,400	449,730
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	45,900	1,435,906
Sumitomo Mitsui Financial Group Inc.	Banks	260,100	7,719,430
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	81,600	2,152,095
Sumitomo Rubber Industries Ltd.	Auto Components	35,700	304,562
Sundrug Co. Ltd.	Food & Staples Retailing	13,770	307,115
Suntory Beverage & Food Ltd.	Beverages	25,500	962,902
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	20,400	434,864
Suzuken Co. Ltd.	Health Care Providers & Services	15,300	431,898
Suzuki Motor Corp.	Automobiles	91,800	2,881,272
Sysmex Corp.	Health Care Equipment & Supplies	38,388	2,307,434
T&D Holdings Inc.	Insurance	102,000	1,219,300
Taiheiyo Cement Corp.	Construction Materials	25,500	380,093
Taisei Corp.	Construction & Engineering	35,700	1,110,246
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	8,670	342,065
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	25,500	865,298
Takara Bio Inc.	Biotechnology	10,200	144,454
Takara Holdings Inc.	Beverages	35,700	264,094
Takashimaya Co. Ltd.	Multiline Retail	25,500	249,641
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	306,000	8,599,669
TBS Holdings Inc.	Media	5,100	63,781
	Electronic Equipment, Instruments &
TDK Corp.	Components	73,560	2,268,716
TechnoPro Holdings Inc.	Professional Services	21,540	430,784
Teijin Ltd.	Chemicals	35,700	371,308
Terumo Corp.	Health Care Equipment & Supplies	132,600	3,990,054
The Bank of Kyoto Ltd.	Banks	15,300	650,944
The Chiba Bank Ltd.	Banks	122,400	667,612
The Chugoku Bank Ltd.	Banks	35,700	258,313
The Chugoku Electric Power Co. Inc.	Electric Utilities	61,200	393,269
The Iyo Bank Ltd.	Banks	56,100	275,018
The Japan Steel Works Ltd.	Machinery	10,200	221,336
The Shizuoka Bank Ltd.	Banks	96,900	581,307
THK Co. Ltd.	Machinery	25,500	478,072
TIS Inc.	IT Services	45,900	1,201,093
Tobu Railway Co. Ltd.	Road & Rail	40,800	929,491

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Toda Corp.	Construction & Engineering	45,900	243,259
Toho Co. Ltd.	Entertainment	20,400	736,535
Toho Gas Co. Ltd.	Gas Utilities	16,900	407,401
Tohoku Electric Power Co. Inc.	Electric Utilities	96,900	518,540
Tokai Carbon Co. Ltd.	Chemicals	40,800	310,531
Tokio Marine Holdings Inc.	Insurance	127,500	7,416,970
Tokyo Century Corp.	Diversified Financial Services	12,750	421,387
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	316,200	1,319,682
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	29,855	9,735,207
Tokyo Gas Co. Ltd.	Gas Utilities	86,700	1,791,372
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	7,650	373,899
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	40,800	561,298
Tokyu Corp.	Road & Rail	96,900	1,139,790
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	122,400	643,286
TOPPAN Inc.	Commercial Services & Supplies	56,100	936,136
Toray Industries Inc.	Chemicals	306,000	1,714,528
Toshiba Corp.	Industrial Conglomerates	86,700	3,519,565
	Technology Hardware, Storage &
Toshiba TEC Corp.	Peripherals	5,100	162,924
Tosoh Corp.	Chemicals	56,100	695,804
TOTO Ltd.	Building Products	30,600	1,009,076
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	25,500	266,346
Toyo Suisan Kaisha Ltd.	Food Products	20,400	794,347
Toyo Tire Corp.	Auto Components	20,400	254,371
Toyoda Gosei Co. Ltd.	Auto Components	15,300	241,345
Toyota Boshoku Corp.	Auto Components	10,200	151,286
Toyota Industries Corp.	Auto Components	30,600	1,892,017
Toyota Motor Corp.	Automobiles	2,442,900	37,761,510
Toyota Tsusho Corp.	Trading Companies & Distributors	45,900	1,496,721
Trend Micro Inc.	Software	25,500	1,242,575
TS Tech Co. Ltd.	Auto Components	20,400	211,275
Tsumura & Co.	Pharmaceuticals	10,200	228,619
Tsuruha Holdings Inc.	Food & Staples Retailing	7,310	396,560
Ube Industries Ltd.	Chemicals	20,400	302,873
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	10,200	346,870
Unicharm Corp.	Household Products	76,500	2,556,476
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	612	641,033
Ushio Inc.	Electrical Equipment	20,400	251,969
USS Co. Ltd.	Specialty Retail	40,800	705,452
Welcia Holdings Co. Ltd.	Food & Staples Retailing	20,400	408,435
West Japan Railway Co.	Road & Rail	45,900	1,686,260
Yakult Honsha Co. Ltd.	Food Products	25,500	1,469,692
Yamada Holdings Co. Ltd.	Specialty Retail	147,900	531,266
Yamaguchi Financial Group Inc.	Banks	45,900	251,368
Yamaha Corp.	Leisure Products	30,600	1,261,345
Yamaha Motor Co. Ltd.	Automobiles	61,200	1,119,894
Yamato Holdings Co. Ltd.	Air Freight & Logistics	66,300	1,059,004
Yamato Kogyo Co. Ltd.	Metals & Mining	5,100	168,555
Yamazaki Baking Co. Ltd.	Food Products	25,500	311,019
Yaoko Co. Ltd.	Food & Staples Retailing	5,100	228,619
Yaskawa Electric Corp.	Machinery	51,000	1,640,499
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	51,000	841,272
Yokohama Rubber Co. Ltd.	Auto Components	25,500	344,805
Z Holdings Corp.	Interactive Media & Services	525,300	1,532,729
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	10,200	319,090
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	20,400	489,522
Zeon Corp.	Chemicals	25,500	246,638
Zozo Inc.	Internet & Direct Marketing Retail	20,400	367,141

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $870,177,564)			707,868,207
Short Term Investment 0.0%†
Short-Term Investments 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 0.90%	Money Market Funds	69,845	69,845
Total Investments (Cost $870,247,409) 99.2%			707,938,052
Other Assets, less Liabilities 0.8%			5,806,363
Net Assets 100.0%			$713,744,415

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	27	$5,242,796	9/08/22	$(261,352)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 97.6%
Japan 97.6%
ABC-Mart Inc.	Specialty Retail	236	$10,423
Acom Co. Ltd.	Consumer Finance	2,200	5,133
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	5	14,887
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	8	21,258
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	1,200	64,127
Aeon Co. Ltd.	Food & Staples Retailing	4,500	77,973
AEON Financial Service Co. Ltd.	Consumer Finance	700	6,585
Aeon Mall Co. Ltd.	Real Estate Management & Development	800	9,769
	Equity Real Estate Investment Trusts
AEON REIT Investment Corp.	(REITs)	12	13,523
AGC Inc.	Building Products	1,236	43,397
Aica Kogyo Co. Ltd.	Building Products	372	7,755
Ain Holdings Inc.	Food & Staples Retailing	236	12,594
Air Water Inc.	Chemicals	1,100	13,797
Aisin Seiki Co. Ltd.	Auto Components	1,156	35,738
Ajinomoto Co. Inc.	Food Products	3,048	74,038
Alfresa Holdings Corp.	Health Care Providers & Services	1,100	14,777
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	1,272	12,893
Amada Co. Ltd.	Machinery	1,900	13,944
	Electronic Equipment, Instruments &
Amano Corp.	Components	400	6,904
[a] ANA Holdings Inc.	Airlines	1,000	18,398
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	913	9,866
Aozora Bank Ltd.	Banks	700	13,587
Ariake Japan Co. Ltd.	Food Products	96	3,943
AS One Corp.	Health Care Providers & Services	128	5,041
Asahi Group Holdings Ltd.	Beverages	3,072	100,512
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,260	18,994
Asahi Kasei Corp.	Chemicals	7,900	60,244
Asics Corp.	Textiles, Apparel & Luxury Goods	1,100	19,862
ASKUL Corp.	Internet & Direct Marketing Retail	272	3,239
Astellas Pharma Inc.	Pharmaceuticals	11,800	183,703
	Electronic Equipment, Instruments &
Azbil Corp.	Components	872	22,882
Bandai Namco Holdings Inc.	Leisure Products	1,251	88,207
BayCurrent Consulting Inc.	Professional Services	72	19,132
Benefit One Inc.	Professional Services	372	4,995
Benesse Holdings Inc.	Diversified Consumer Services	400	6,469
Bic Camera Inc.	Specialty Retail	1,000	8,627
Bridgestone Corp.	Auto Components	3,684	134,230
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	1,500	26,333
Calbee Inc.	Food Products	400	8,056
	Technology Hardware, Storage &
Canon Inc.	Peripherals	6,400	145,331
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	272	5,642
Capcom Co. Ltd.	Entertainment	1,148	27,843
Casio Computer Co. Ltd.	Household Durables	1,300	12,047
Central Japan Railway Co.	Road & Rail	1,140	131,366
Chubu Electric Power Co. Inc.	Electric Utilities	4,532	45,569
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,192	107,072
Chuo Mitsui Trust Holdings Inc.	Banks	2,372	72,982
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	800	9,540

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

COMSYS Holdings Corp.	Construction & Engineering	636	12,106
Concordia Financial Group Ltd.	Banks	7,100	24,563
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	520	14,392
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	97	9,303
Credit Saison Co. Ltd.	Consumer Finance	1,000	11,475
CyberAgent Inc.	Media	2,684	26,691
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,672	36,011
Dai-ichi Life Holdings Inc.	Insurance	6,300	116,396
Daicel Corp.	Chemicals	1,800	11,116
Daido Steel Co. Ltd.	Metals & Mining	268	6,895
Daifuku Co. Ltd.	Machinery	601	34,329
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	12,100	306,118
Daiichikosho Co. Ltd.	Entertainment	240	6,978
Daikin Industries Ltd.	Building Products	1,712	274,086
Daio Paper Corp.	Paper & Forest Products	500	5,208
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	394	33,961
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	4,072	94,775
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	14	31,688
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	2	10,246
Daiwa Securities Group Inc.	Capital Markets	9,400	41,930
DeNA Co. Ltd.	Entertainment	536	7,453
Denka Co. Ltd.	Chemicals	564	13,638
Denso Corp.	Auto Components	2,900	153,864
Dentsu Group Inc.	Media	1,400	41,993
Descente Ltd.	Textiles, Apparel & Luxury Goods	200	4,623
DIC Corp.	Chemicals	500	8,851
	Semiconductors & Semiconductor
Disco Corp.	Equipment	178	42,189
DMG Mori Co. Ltd.	Machinery	736	9,101
Dowa Holdings Co. Ltd.	Metals & Mining	272	9,020
East Japan Railway Co.	Road & Rail	2,280	116,438
Ebara Corp.	Machinery	580	21,688
Eisai Co. Ltd.	Pharmaceuticals	1,660	69,953
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	1,100	18,169
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	19,200	72,600
Ezaki Glico Co. Ltd.	Food Products	372	10,747
Fancl Corp.	Personal Products	432	7,892
FANUC Corp.	Machinery	1,230	192,302
Fast Retailing Co. Ltd.	Specialty Retail	330	172,658
FP Corp.	Containers & Packaging	272	5,682
Fuji Electric Co. Ltd.	Electrical Equipment	772	31,936
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	200	6,183
Fuji Media Holdings Inc.	Media	272	2,300
Fuji Oil Holdings Inc.	Food Products	272	4,289
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	2,256	120,858
Fujitsu General Ltd.	Household Durables	372	7,363
Fujitsu Ltd.	IT Services	1,192	148,852
Fukuoka Financial Group Inc.	Banks	1,000	17,990
Fukuyama Transporting Co. Ltd.	Road & Rail	136	3,083
Furukawa Electric Co. Ltd.	Electrical Equipment	412	6,757
Fuyo General Lease Co. Ltd.	Diversified Financial Services	100	5,668
	Equity Real Estate Investment Trusts
GLP J-Reit	(REITs)	27	32,931
GMO internet Inc.	IT Services	400	6,848
GMO Payment Gateway Inc.	IT Services	260	18,277
Goldwin Inc.	Textiles, Apparel & Luxury Goods	276	15,481
GS Yuasa Corp.	Electrical Equipment	500	7,813
GungHo Online Entertainment Inc.	Entertainment	200	3,526
Hachijuni Bank Ltd.	Banks	2,700	9,937
Hakuhodo DY Holdings Inc.	Media	1,500	13,746

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	872	33,826
Hankyu Hanshin Holdings Inc.	Road & Rail	1,400	38,129
Haseko Corp.	Household Durables	1,600	18,714
Heiwa Corp.	Leisure Products	372	5,512
Hikari Tsushin Inc.	Specialty Retail	116	11,877
Hino Motors Ltd.	Machinery	1,800	9,235
Hirogin Holdings Inc.	Banks	1,800	8,374
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	180	23,862
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	400	10,290
Hitachi Construction Machinery Co. Ltd.	Machinery	636	14,068
Hitachi Ltd.	Industrial Conglomerates	5,900	279,594
[a] Hitachi Metals Ltd.	Metals & Mining	1,272	19,222
Hitachi Transport System Ltd.	Road & Rail	208	13,106
Honda Motor Co. Ltd.	Automobiles	10,900	264,206
	Electronic Equipment, Instruments &
Horiba Ltd.	Components	300	12,764
Hoshizaki Corp.	Machinery	644	19,175
House Foods Group Inc.	Food Products	400	8,324
Hoya Corp.	Health Care Equipment & Supplies	2,300	196,132
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	736	20,722
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,488	35,816
IHI Corp.	Machinery	872	23,300
Iida Group Holdings Co. Ltd.	Household Durables	900	13,839
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	12	15,855
Information Services International-Dentsu Ltd.	IT Services	100	2,955
INFRONEER Holdings Inc.	Construction & Engineering	1,392	9,888
Inpex Corp.	Oil, Gas & Consumable Fuels	6,400	69,250
Internet Initiative Japan Inc.	Diversified Telecommunication Services	400	13,971
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	2,300	18,623
Isuzu Motors Ltd.	Automobiles	3,300	36,460
Ito En Ltd.	Beverages	372	16,648
ITOCHU Corp.	Trading Companies & Distributors	8,612	232,455
Itochu Techno-Solutions Corp.	IT Services	600	14,685
Itoham Yonekyu Holdings Inc.	Food Products	1,100	5,595
Iwatani Corp.	Oil, Gas & Consumable Fuels	300	11,549
Izumi Co. Ltd.	Multiline Retail	208	4,677
J Front Retailing Co. Ltd.	Multiline Retail	1,500	12,808
[a] Japan Airlines Co. Ltd.	Airlines	900	15,734
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	380	15,132
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	272	4,090
Japan Exchange Group Inc.	Capital Markets	3,372	48,599
	Equity Real Estate Investment Trusts
Japan Hotel REIT Investment Corp.	(REITs)	28	13,974
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	6	13,846
Japan Post Bank Co. Ltd.	Banks	2,600	20,191
Japan Post Holdings Co. Ltd.	Insurance	14,100	100,580
Japan Post Insurance Co. Ltd.	Insurance	1,296	20,710
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	6	17,600
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	9	41,338
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	44	34,234
Japan Tobacco Inc.	Tobacco	7,600	131,240
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	5,112
Jeol Ltd.	Health Care Equipment & Supplies	300	11,549
JFE Holdings Inc.	Metals & Mining	3,300	34,736
JGC Holdings Corp.	Construction & Engineering	1,400	18,075

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

JSR Corp.	Chemicals	1,136	29,434
JTEKT Corp.	Auto Components	1,400	10,511
Justsystems Corp.	Software	200	5,646
K's Holdings Corp.	Specialty Retail	1,100	10,704
Kadokawa Corp.	Media	600	12,909
Kagome Co. Ltd.	Food Products	500	12,182
Kajima Corp.	Construction & Engineering	2,800	32,090
Kakaku.com Inc.	Interactive Media & Services	872	14,365
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	260	7,301
Kamigumi Co. Ltd.	Transportation Infrastructure	636	12,284
Kandenko Co. Ltd.	Construction & Engineering	600	3,736
Kaneka Corp.	Chemicals	372	9,146
Kansai Electric Power Co. Inc.	Electric Utilities	4,700	46,497
Kansai Paint Co. Ltd.	Chemicals	1,188	15,128
Kao Corp.	Personal Products	2,924	117,774
Katitas Co. Ltd.	Real Estate Management & Development	300	6,452
Kawasaki Heavy Industries Ltd.	Machinery	900	16,853
Kawasaki Kisen Kaisha Ltd.	Marine	500	30,363
KDDI Corp.	Wireless Telecommunication Services	10,468	330,479
Keihan Holdings Co. Ltd.	Industrial Conglomerates	592	14,729
Keikyu Corp.	Road & Rail	1,500	16,418
Keio Corp.	Road & Rail	800	28,589
Keisei Electric Railway Co. Ltd.	Road & Rail	904	24,887
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	3	15,038
Kewpie Corp.	Food Products	636	10,739
	Electronic Equipment, Instruments &
Keyence Corp.	Components	1,252	427,425
Kikkoman Corp.	Food Products	1,236	65,505
Kinden Corp.	Construction & Engineering	872	10,058
Kintetsu Group Holdings Co. Ltd.	Road & Rail	1,196	37,195
Kirin Holdings Co. Ltd.	Beverages	4,900	77,095
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	424	26,091
Kobe Bussan Co. Ltd.	Food & Staples Retailing	900	22,027
Kobe Steel Ltd.	Metals & Mining	2,000	9,083
Koei Tecmo Holdings Co. Ltd.	Entertainment	497	16,023
Koito Manufacturing Co. Ltd.	Auto Components	797	25,255
Kokuyo Co. Ltd.	Commercial Services & Supplies	500	6,323
Komatsu Ltd.	Machinery	5,916	130,988
Konami Holdings Corp.	Entertainment	576	31,841
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	2,800	9,336
Kose Corp.	Personal Products	156	14,170
Kotobuki Spirits Co. Ltd.	Food Products	100	5,440
Kubota Corp.	Machinery	6,900	102,950
Kuraray Co. Ltd.	Chemicals	2,100	16,926
Kurita Water Industries Ltd.	Machinery	736	26,600
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing	80	3,415
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	1,992	106,393
Kyowa Exeo Corp.	Construction & Engineering	636	9,939
Kyowa Kirin Co. Ltd.	Pharmaceuticals	1,500	33,676
Kyudenko Corp.	Construction & Engineering	280	5,655
Kyushu Electric Power Co. Inc.	Electric Utilities	2,900	18,614
Kyushu Financial Group Inc.	Banks	2,100	5,998
Kyushu Railway Co.	Road & Rail	1,000	20,816
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	11	13,481
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	484	57,536
Lawson Inc.	Food & Staples Retailing	352	11,711
Lintec Corp.	Chemicals	272	4,603
Lion Corp.	Household Products	1,500	16,518
LIXIL Group Corp.	Building Products	1,636	30,587

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

M3 Inc.	Health Care Technology	2,720	78,043
Mabuchi Motor Co. Ltd.	Electrical Equipment	372	9,570
Makita Corp.	Machinery	1,528	38,038
Mani Inc.	Health Care Equipment & Supplies	400	3,884
Marubeni Corp.	Trading Companies & Distributors	9,900	89,195
Marui Group Co. Ltd.	Multiline Retail	1,272	22,237
Maruichi Steel Tube Ltd.	Metals & Mining	412	8,698
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	200	1,971
Matsui Securities Co. Ltd.	Capital Markets	600	3,555
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	800	32,329
Mazda Motor Corp.	Automobiles	3,700	30,231
Mebuki Financial Group Inc.	Banks	6,000	11,792
Medipal Holdings Corp.	Health Care Providers & Services	900	12,680
Meiji Holdings Co. Ltd.	Food Products	893	43,777
Menicon Co. Ltd.	Health Care Equipment & Supplies	340	7,796
MINEBEA MITSUMI Inc.	Machinery	2,536	43,121
Miraca Holdings Inc.	Health Care Providers & Services	272	5,904
MISUMI Group Inc.	Machinery	1,780	37,472
Mitsubishi Chemical Holdings Corp.	Chemicals	8,200	44,484
Mitsubishi Corp.	Trading Companies & Distributors	7,673	228,007
Mitsubishi Electric Corp.	Electrical Equipment	12,500	133,506
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	7,201	104,367
Mitsubishi Gas Chemical Co. Inc.	Chemicals	1,236	17,786
Mitsubishi Heavy Industries Ltd.	Machinery	1,800	62,869
Mitsubishi Logistics Corp.	Transportation Infrastructure	424	10,128
Mitsubishi Materials Corp.	Metals & Mining	772	11,035
[a] Mitsubishi Motors Corp.	Automobiles	3,900	13,177
Mitsubishi UFJ Financial Group Inc.	Banks	78,200	419,853
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	4,189	19,302
Mitsui & Co. Ltd.	Trading Companies & Distributors	10,000	220,419
Mitsui Chemicals Inc.	Chemicals	1,136	24,166
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	5,800	124,556
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	4	15,104
	Semiconductors & Semiconductor
Mitsui High-Tec Inc.	Equipment	120	7,437
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	372	8,680
Mitsui O.S.K. Lines Ltd.	Marine	2,108	48,179
Miura Co. Ltd.	Machinery	580	11,450
Mizuho Financial Group Inc.	Banks	16,300	185,130
[a] Money Forward Inc.	Software	300	7,464
MonotaRO Co. Ltd.	Trading Companies & Distributors	1,520	22,556
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	9	10,089
Morinaga & Co. Ltd.	Food Products	204	6,532
Morinaga Milk Industry Co. Ltd.	Food Products	208	7,441
MS&AD Insurance Group Holdings Inc.	Insurance	2,972	90,962
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	3,632	197,728
Nabtesco Corp.	Machinery	776	18,107
Nagase & Co. Ltd.	Trading Companies & Distributors	600	8,232
Nagoya Railroad Co. Ltd.	Road & Rail	1,176	18,092
Nankai Electric Railway Co. Ltd.	Road & Rail	736	14,562
NEC Corp.	IT Services	1,660	64,394
NEC System Integration & Construction Ltd.	IT Services	400	5,400
NET One Systems Co. Ltd.	IT Services	500	11,041
Nexon Co. Ltd.	Entertainment	2,672	54,638
NGK Insulators Ltd.	Machinery	1,600	21,529
NGK Spark Plug Co. Ltd.	Auto Components	1,200	21,756
NH Foods Ltd.	Food Products	636	19,873
NHK Spring Co. Ltd.	Auto Components	900	5,916
Nichirei Corp.	Food Products	636	11,044
Nidec Corp.	Electrical Equipment	2,989	184,372
Nifco Inc.	Auto Components	500	11,648

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Nihon Kohden Corp.	Health Care Equipment & Supplies	500	10,209
Nihon M&A Center Inc.	Professional Services	1,644	17,462
Nihon Unisys Ltd.	IT Services	412	8,188
Nikon Corp.	Household Durables	2,100	24,253
Nintendo Co. Ltd.	Entertainment	674	291,122
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	3	15,060
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	10	49,759
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	500	9,558
Nippon Express Co. Ltd.	Road & Rail	500	27,125
Nippon Kayaku Co. Ltd.	Chemicals	900	7,274
Nippon Paint Holdings Co. Ltd.	Chemicals	6,552	48,758
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	15	36,878
Nippon Sanso Holdings Corp.	Chemicals	924	14,711
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	296	17,975
Nippon Shobukai Co. Ltd.	Chemicals	256	9,893
Nippon Steel Corp.	Metals & Mining	5,200	72,686
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	7,600	217,950
Nippon Television Holdings Inc.	Media	100	888
Nippon Yusen KK	Marine	1,000	68,235
Nipro Corp.	Health Care Equipment & Supplies	700	5,498
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	500	10,677
Nissan Chemical Corp.	Chemicals	812	37,356
Nissan Motor Co. Ltd.	Automobiles	12,400	48,211
Nisshin Seifun Group Inc.	Food Products	1,600	18,702
Nissin Foods Holdings Co. Ltd.	Food Products	452	31,175
Nitori Holdings Co. Ltd.	Specialty Retail	501	47,554
Nitto Denko Corp.	Chemicals	1,000	64,628
Noevir Holdings Co. Ltd.	Personal Products	92	3,901
NOF Corp.	Chemicals	400	14,810
NOK Corp.	Auto Components	672	5,461
Nomura Holdings Inc.	Capital Markets	19,300	70,449
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	700	17,132
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	28	34,914
Nomura Research Institute Ltd.	IT Services	2,540	67,494
NS Solutions Corp.	IT Services	236	6,288
NSK Ltd.	Machinery	2,800	15,045
NTT Data Corp.	IT Services	4,000	55,235
Obayashi Corp.	Construction & Engineering	4,400	31,902
OBIC Business Consultants Co. Ltd.	Software	184	6,318
OBIC Co. Ltd.	IT Services	427	60,315
Odakyu Electric Railway Co. Ltd.	Road & Rail	2,000	26,867
Oji Holdings Corp.	Paper & Forest Products	5,600	24,238
OKUMA Corp.	Machinery	236	8,825
Olympus Corp.	Health Care Equipment & Supplies	8,040	161,356
	Electronic Equipment, Instruments &
Omron Corp.	Components	1,216	61,679
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	2,604	66,741
Open House Co. Ltd.	Household Durables	500	19,874
Oracle Corp. Japan	Software	260	15,043
Orient Corp.	Consumer Finance	3,600	3,392
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	1,192	166,005
ORIX Corp.	Diversified Financial Services	7,700	128,999
	Equity Real Estate Investment Trusts
Orix JREIT Inc.	(REITs)	16	21,694
Osaka Gas Co. Ltd.	Gas Utilities	2,500	47,772
OSG Corp.	Machinery	600	6,960
Otsuka Corp.	IT Services	636	18,843
Otsuka Holdings Co. Ltd.	Pharmaceuticals	2,704	95,895
PALTAC Corp.	Distributors	160	4,946

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Pan Pacific International Holdings Corp.	Multiline Retail	2,528	40,286
Panasonic Corp.	Household Durables	13,700	110,574
[a] Park24 Co. Ltd.	Commercial Services & Supplies	772	10,666
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	1,900	10,237
[a] PeptiDream Inc.	Biotechnology	660	6,908
Persol Holdings Co. Ltd.	Professional Services	1,100	19,967
Pigeon Corp.	Household Products	636	8,712
Pola Orbis Holdings Inc.	Personal Products	400	4,920
Rakus Co. Ltd.	Software	600	7,062
Rakuten Inc.	Internet & Direct Marketing Retail	5,200	23,425
Recruit Holdings Co. Ltd.	Professional Services	8,876	261,011
Relo Group Inc.	Real Estate Management & Development	636	10,238
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	6,300	57,178
Rengo Co. Ltd.	Containers & Packaging	1,500	8,126
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	300	5,406
Resona Holdings Inc.	Banks	13,836	51,747
Resorttrust Inc.	Hotels, Restaurants & Leisure	400	6,536
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	3,700	28,896
Rinnai Corp.	Household Durables	228	15,658
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	536	37,323
Rohto Pharmaceutical Co. Ltd.	Personal Products	636	18,351
Ryohin Keikaku Co. Ltd.	Multiline Retail	1,500	15,270
Sankyo Co. Ltd.	Leisure Products	272	8,219
Sankyu Inc.	Road & Rail	272	7,808
[a] Sansan Inc.	Software	440	2,980
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	2,300	18,013
Sanwa Holdings Corp.	Building Products	1,300	12,440
Sapporo Holdings Ltd.	Beverages	400	8,862
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	288	8,723
SBI Holdings Inc.	Capital Markets	1,512	29,549
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	292	19,710
SCSK Corp.	IT Services	772	13,047
Secom Co. Ltd.	Commercial Services & Supplies	1,272	78,489
Sega Sammy Holdings Inc.	Leisure Products	1,028	16,481
Seibu Holdings Inc.	Road & Rail	1,400	14,716
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	1,700	24,026
Seino Holdings Co. Ltd.	Road & Rail	800	6,395
Sekisui Chemical Co. Ltd.	Household Durables	2,200	30,072
Sekisui House Ltd.	Household Durables	3,600	62,975
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	25	14,795
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	5,000	193,846
Seven Bank Ltd.	Banks	4,300	8,198
SG Holdings Co. Ltd.	Air Freight & Logistics	2,644	44,548
Sharp Corp.	Household Durables	1,200	9,266
[a] SHIFT Inc.	IT Services	60	7,799
Shikoku Electric Power Co. Inc.	Electric Utilities	1,000	5,822
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	1,700	53,682
Shimamura Co. Ltd.	Specialty Retail	116	10,169
SHIMANO Inc.	Leisure Products	499	84,186
Shimizu Corp.	Construction & Engineering	3,500	19,322
Shin-Etsu Chemical Co. Ltd.	Chemicals	2,540	286,055
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	400	10,305
Shinsei Bank Ltd.	Banks	400	6,021
Shionogi & Co. Ltd.	Pharmaceuticals	1,712	86,384
Ship Healthcare Holdings Inc.	Health Care Providers & Services	500	8,881

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Shiseido Co. Ltd.	Personal Products	2,508	100,538
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	340	14,941
[a] Shochiku Co. Ltd.	Entertainment	56	4,963
Shoei Co. Ltd.	Real Estate Management & Development	2,600	20,095
Showa Denko K.K.	Chemicals	1,152	19,554
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,400	16,375
SMC Corp.	Machinery	362	161,129
SMS Co. Ltd.	Professional Services	280	5,511
Softbank Corp.	Wireless Telecommunication Services	17,600	195,167
SoftBank Group Corp.	Wireless Telecommunication Services	7,060	272,048
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	428	11,877
Sojitz Corp.	Trading Companies & Distributors	1,600	22,624
Sompo Holdings Inc.	Insurance	2,036	89,665
Sony Corp.	Household Durables	7,900	645,177
Sotetsu Holdings Inc.	Road & Rail	500	8,638
Square Enix Holdings Co. Ltd.	Entertainment	500	22,119
Stanley Electric Co. Ltd.	Auto Components	916	15,022
Subaru Corp.	Automobiles	3,900	69,227
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	184	8,059
	Semiconductors & Semiconductor
SUMCO Corp.	Equipment	2,100	27,190
Sumitomo Bakelite Co. Ltd.	Chemicals	236	7,062
Sumitomo Chemical Co. Ltd.	Chemicals	9,600	37,522
Sumitomo Corp.	Trading Companies & Distributors	7,200	98,417
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	1,000	8,031
Sumitomo Electric Industries Ltd.	Auto Components	4,800	52,962
Sumitomo Forestry Co. Ltd.	Household Durables	900	12,739
Sumitomo Heavy Industries Ltd.	Machinery	736	16,226
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,500	46,925
Sumitomo Mitsui Financial Group Inc.	Banks	8,388	248,945
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,500	65,934
Sumitomo Rubber Industries Ltd.	Auto Components	1,200	10,237
Sundrug Co. Ltd.	Food & Staples Retailing	440	9,813
Suntory Beverage & Food Ltd.	Beverages	840	31,719
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	660	14,069
Suzuken Co. Ltd.	Health Care Providers & Services	500	14,114
Suzuki Motor Corp.	Automobiles	2,932	92,025
Sysmex Corp.	Health Care Equipment & Supplies	1,280	76,939
T&D Holdings Inc.	Insurance	3,300	39,448
Taiheiyo Cement Corp.	Construction Materials	800	11,924
Taisei Corp.	Construction & Engineering	1,140	35,453
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	316	12,467
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	841	28,538
Takara Bio Inc.	Biotechnology	272	3,852
Takara Holdings Inc.	Beverages	1,000	7,398
Takashimaya Co. Ltd.	Multiline Retail	900	8,811
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	9,692	272,379
TBS Holdings Inc.	Media	172	2,151
	Electronic Equipment, Instruments &
TDK Corp.	Components	2,356	72,663
TechnoPro Holdings Inc.	Professional Services	728	14,559
Teijin Ltd.	Chemicals	1,100	11,441
Terumo Corp.	Health Care Equipment & Supplies	4,260	128,187
The Bank of Kyoto Ltd.	Banks	500	21,273
The Chiba Bank Ltd.	Banks	3,900	21,272
The Chugoku Bank Ltd.	Banks	1,000	7,236
The Chugoku Electric Power Co. Inc.	Electric Utilities	2,000	12,852
The Iyo Bank Ltd.	Banks	1,900	9,314
The Japan Steel Works Ltd.	Machinery	400	8,680
The Shizuoka Bank Ltd.	Banks	3,100	18,597
THK Co. Ltd.	Machinery	780	14,623
TIS Inc.	IT Services	1,500	39,251
Tobu Railway Co. Ltd.	Road & Rail	1,272	28,978

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Toda Corp.	Construction & Engineering	1,600	8,480
Toho Co. Ltd.	Entertainment	760	27,440
Toho Gas Co. Ltd.	Gas Utilities	565	13,620
Tohoku Electric Power Co. Inc.	Electric Utilities	3,100	16,589
Tokai Carbon Co. Ltd.	Chemicals	1,100	8,372
Tokio Marine Holdings Inc.	Insurance	4,064	236,412
Tokyo Century Corp.	Diversified Financial Services	432	14,278
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	10,000	41,736
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	950	309,779
Tokyo Gas Co. Ltd.	Gas Utilities	2,697	55,725
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	292	14,272
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,272	17,499
Tokyu Corp.	Road & Rail	3,100	36,464
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	3,700	19,446
TOPPAN Inc.	Commercial Services & Supplies	1,700	28,368
Toray Industries Inc.	Chemicals	9,700	54,349
Toshiba Corp.	Industrial Conglomerates	2,680	108,794
	Technology Hardware, Storage &
Toshiba TEC Corp.	Peripherals	120	3,834
Tosoh Corp.	Chemicals	1,872	23,218
TOTO Ltd.	Building Products	956	31,525
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,000	10,445
Toyo Suisan Kaisha Ltd.	Food Products	573	22,312
Toyo Tire Corp.	Auto Components	636	7,930
Toyoda Gosei Co. Ltd.	Auto Components	500	7,887
Toyota Boshoku Corp.	Auto Components	400	5,933
Toyota Industries Corp.	Auto Components	1,000	61,831
Toyota Motor Corp.	Automobiles	78,009	1,205,836
Toyota Tsusho Corp.	Trading Companies & Distributors	1,400	45,652
Trend Micro Inc.	Software	808	39,373
TS Tech Co. Ltd.	Auto Components	600	6,214
Tsumura & Co.	Pharmaceuticals	400	8,965
Tsuruha Holdings Inc.	Food & Staples Retailing	296	16,058
Ube Industries Ltd.	Chemicals	636	9,443
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	372	12,651
Unicharm Corp.	Household Products	2,500	83,545
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	18	18,854
Ushio Inc.	Electrical Equipment	700	8,646
USS Co. Ltd.	Specialty Retail	1,300	22,478
Welcia Holdings Co. Ltd.	Food & Staples Retailing	644	12,894
West Japan Railway Co.	Road & Rail	1,520	55,841
Yakult Honsha Co. Ltd.	Food Products	889	51,238
Yamada Holdings Co. Ltd.	Specialty Retail	4,500	16,164
Yamaguchi Financial Group Inc.	Banks	1,300	7,119
Yamaha Corp.	Leisure Products	1,000	41,220
Yamaha Motor Co. Ltd.	Automobiles	1,996	36,525
Yamato Holdings Co. Ltd.	Air Freight & Logistics	2,020	32,265
Yamato Kogyo Co. Ltd.	Metals & Mining	236	7,800
Yamazaki Baking Co. Ltd.	Food Products	772	9,416
Yaoko Co. Ltd.	Food & Staples Retailing	136	6,097
Yaskawa Electric Corp.	Machinery	1,720	55,327
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	1,500	24,743
Yokohama Rubber Co. Ltd.	Auto Components	800	10,817
Z Holdings Corp.	Interactive Media & Services	16,700	48,728
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	372	11,637
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	600	14,398
Zeon Corp.	Chemicals	800	7,738
Zozo Inc.	Internet & Direct Marketing Retail	736	13,246

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Total Common Stocks (Cost $27,840,081) 97.6%			22,636,140
Short Term Investments (Cost $16,333) 0.1%
Short-Term Investments 0.1%
United States 0.1%
[b] Institutional Fiduciary Trust Portfolio, 0.90%	Money Market Funds	16,333	16,333
Total Investments (Cost $27,856,414) 97.7%			22,652,473
Other Assets, less Liabilities 2.3%			542,864
Net Assets 100.0%			$23,195,337
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] a	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	40,978,063	$303,204	7/05/22	$—	$(1,573)
Japanese Yen	DBAB	Buy	892,037,937	6,567,312	7/05/22	—	(1,209)
Japanese Yen	HSBK	Buy	40,978,063	303,125	7/05/22	—	(1,494)
Japanese Yen	HSBK	Buy	892,037,937	6,566,006	7/05/22	97	—
Japanese Yen	MSCO	Buy	16,763,737	124,008	7/05/22	—	(614)
Japanese Yen	MSCO	Buy	364,924,263	2,686,063	7/05/22	67	—
Japanese Yen	UBSW	Buy	40,978,063	303,131	7/05/22	—	(1,500)
Japanese Yen	UBSW	Buy	892,037,937	6,566,035	7/05/22	68	—
Japanese Yen	DBAB	Sell	933,016,000	7,263,312	7/05/22	395,578	—
Japanese Yen	HSBK	Sell	933,016,000	7,261,786	7/05/22	394,052	—
Japanese Yen	MSCO	Sell	381,688,000	2,970,598	7/05/22	161,073	—
Japanese Yen	UBSW	Sell	933,016,000	7,261,780	7/05/22	394,046	—
Japanese Yen	DBAB	Sell	920,667,000	6,788,979	8/02/22	849	—
Japanese Yen	HSBK	Sell	920,667,000	6,787,682	8/02/22	—	(447)
Japanese Yen	MSCO	Sell	376,637,000	2,776,756	8/02/22	—	(210)
Japanese Yen	UBSW	Sell	920,667,000	6,787,707	8/02/22	—	(422)
Total Forward Exchange Contracts						$1,345,830	$(7,469)
Net unrealized appreciation (depreciation)							$1,338,361
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini	Long	27	$524,280	9/08/22	$(8,880)

*As of period end.

Abbreviations

Selected Portfolio

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.3%
Brazil 45.4%
Ambev SA	Beverages	275,500	$705,944
Americanas SA	Internet & Direct Marketing Retail	41,843	107,459
Armac Locacao Logistica E Servicos SA	Trading Companies & Distributors	3,800	8,822
Atacadao Distribuicao Comercio Industria Ltd.	Food & Staples Retailing	17,100	54,510
Auren Energia SA	Electric Utilities	23,079	60,109
[a] Azul SA	Airlines	17,100	40,482
B3 SA - Brasil Bolsa Balcao	Capital Markets	383,800	804,377
Banco Bradesco SA	Banks	95,060	261,397
Banco BTG Pactual SA	Capital Markets	74,100	316,127
Banco do Brasil SA	Banks	53,200	339,580
Banco Santander Brasil SA	Banks	22,800	125,609
BB Seguridade Participacoes SA	Insurance	43,700	216,935
BR Malls Participacoes SA	Real Estate Management & Development	53,200	76,502
Bradespar SA	Metals & Mining	1,910	8,327
[a] BRF SA	Food Products	51,300	133,316
Caixa Seguridade Participacoes SA	Insurance	28,500	37,768
CCR SA	Transportation Infrastructure	70,300	168,442
Centrais Eletricas Brasileiras SA	Electric Utilities	79,800	705,000
Cia Brasileira de Distribuicao	Food & Staples Retailing	9,600	29,996
Cia Energetica de Minas Gerais	Electric Utilities	20,969	60,788
Cia Paranaense de Energia	Electric Utilities	20,900	25,458
Cia Siderurgica Nacional SA	Metals & Mining	39,900	117,805
Cielo SA	IT Services	72,200	51,774
Companhia de Locacao das Americas	Road & Rail	20,900	94,759
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	20,900	168,536
Cosan SA	Oil, Gas & Consumable Fuels	76,012	264,544
CPFL Energia SA	Electric Utilities	11,400	67,317
CSN Mineracao SA	Metals & Mining	32,300	23,842
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	17,100	38,651
Dexco SA	Paper & Forest Products	19,180	36,200
EDP - Energias do Brasil SA	Electric Utilities	17,100	67,067
[a] Embraer SA	Aerospace & Defense	45,600	99,755
Energisa SA	Electric Utilities	15,200	117,282
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	76,000	214,654
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	11,400	90,032
Equatorial Energia SA	Electric Utilities	57,000	248,952
[b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	26,600	53,663
Grendene SA	Textiles, Apparel & Luxury Goods	22,800	30,650
GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	28,500	50,139
[a] Grupo Mateus SA	Food & Staples Retailing	26,600	17,193
[b] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	254,652	266,366
Hypera SA	Pharmaceuticals	24,700	179,672
Itau Unibanco Holding SA	Banks	28,500	106,437
Klabin SA	Containers & Packaging	49,400	190,819
Localiza Rent a Car SA	Road & Rail	38,205	382,894
[a,b] Locaweb Servicos de Internet SA, 144A	IT Services	28,500	30,628
Lojas Renner SA	Multiline Retail	61,006	263,882
M Dias Branco SA	Food Products	7,600	37,931
Magazine Luiza SA	Multiline Retail	188,136	84,184
Marfrig Global Foods SA	Food Products	22,800	52,799
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	17,100	71,775
Natura & Co. Holding SA	Personal Products	60,800	156,027
Neoenergia SA	Electric Utilities	15,200	43,367
Odontoprev SA	Health Care Providers & Services	17,370	31,057
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	41,800	175,770
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	233,700	1,364,809
Porto Seguro SA	Insurance	11,400	38,716

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Raia Drogasil SA	Food & Staples Retailing	68,400	251,132
[b] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	30,400	168,467
Rumo SA	Road & Rail	79,800	243,698
Sao Martinho SA	Food Products	9,500	65,998
Sendas Distribuidora SA	Food & Staples Retailing	49,400	134,802
SIMPAR SA	Road & Rail	19,000	33,717
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	7,600	14,664
Sul America SA	Insurance	26,600	112,413
Suzano SA	Paper & Forest Products	45,600	433,289
Telefonica Brasil SA	Diversified Telecommunication Services	27,500	247,473
TIM SA	Wireless Telecommunication Services	53,200	129,809
Totvs SA	Software	26,600	118,314
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	13,300	98,222
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	51,342	120,858
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	9,500	14,915
Vale SA	Metals & Mining	258,420	3,783,311
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	13,300	29,782
[a] Via SA	Specialty Retail	100,700	36,972
Vibra Energia SA	Specialty Retail	72,200	230,705
WEG SA	Electrical Equipment	93,100	470,890
YDUQS Participacoes SA	Diversified Consumer Services	19,000	47,487
			16,403,814
Chile 4.5%
Banco de Chile	Banks	2,764,804	246,419
Banco de Credito e Inversiones SA	Banks	3,097	88,798
Banco Santander Chile	Banks	3,873,264	153,175
CAP SA	Metals & Mining	4,617	40,755
Cencosud SA	Food & Staples Retailing	83,372	103,941
Cencosud Shopping SA	Real Estate Management & Development	30,552	27,237
Cia Cervecerias Unidas SA	Beverages	8,265	51,167
Cia Sud Americana de Vapores SA	Marine	1,102,874	96,518
	Independent Power and Renewable
Colbun SA	Electricity Producers	470,193	31,874
Empresas CMPC SA	Paper & Forest Products	74,974	122,040
Empresas Copec SA	Oil, Gas & Consumable Fuels	30,780	222,423
Enel Americas SA	Electric Utilities	1,189,096	110,550
Enel Chile SA	Electric Utilities	1,666,338	36,907
Falabella SA	Multiline Retail	50,046	114,850
Itau CorpBanca Chile SA	Banks	21,099,633	38,670
Plaza SA	Real Estate Management & Development	19,323	14,665
Quinenco SA	Industrial Conglomerates	16,758	40,246
Sociedad Quimica y Minera de Chile SA, A	Chemicals	1,083	78,665

			1,618,900
Colombia 1.5%
Bancolombia SA	Banks	17,385	140,129
Cementos Argos SA	Construction Materials	30,989	34,555
Ecopetrol SA	Oil, Gas & Consumable Fuels	298,832	161,801
Grupo de Inversiones Suramericana SA	Diversified Financial Services	6,574	62,247
Interconexion Electrica SA ESP	Electric Utilities	27,816	137,038
			535,770
Mexico 27.4%
Alfa SAB de CV, A	Industrial Conglomerates	232,351	164,454
Alpek SAB de CV	Chemicals	23,389	32,216
America Movil SAB de CV, L	Wireless Telecommunication Services	1,804,221	1,837,688
Arca Continental SAB de CV	Beverages	27,949	183,549
[b] Banco del Bajio SA, 144A	Banks	44,232	88,373
Becle SAB de CV	Beverages	34,067	73,450
[a] Cemex SAB de CV	Construction Materials	930,145	360,980
Coca-Cola Femsa SAB de CV	Beverages	33,174	183,071
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	13,756	15,300

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	58,862	60,392
El Puerto de Liverpool SAB de CV, C1	Multiline Retail	12,540	54,080
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	186,922	185,572
Fomento Economico Mexicano SAB de CV	Beverages	114,931	773,356
GCC SAB de CV	Construction Materials	10,298	64,164
Gruma SAB de CV, B	Food Products	12,293	135,599
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	17,290	110,223
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	21,888	303,860
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	12,597	246,767
Grupo Bimbo SAB de CV, A	Food Products	139,669	452,532
Grupo Carso SAB de CV, A1	Industrial Conglomerates	28,595	106,226
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	29,108	78,513
Grupo Elektra SAB de CV	Banks	3,971	228,357
Grupo Financiero Banorte SAB de CV, O	Banks	182,096	1,012,389
[a] Grupo Financiero Inbursa SAB de CV, O	Banks	125,742	199,559
Grupo Mexico SAB de CV, B	Metals & Mining	199,367	822,834
Grupo Televisa SAB	Media	151,297	247,541
Industrias Bachoco SAB de CV, B	Food Products	10,146	36,424
Industrias Penoles SAB de CV	Metals & Mining	8,075	74,523
Kimberly-Clark de Mexico SAB de CV, A	Household Products	52,573	70,955
Megacable Holdings SAB de CV	Media	18,316	44,365
Operadora de Sites Mexicanos SA de CV, A-1	Diversified Telecommunication Services	78,774	91,011
Orbia Advance Corp. SAB de CV	Chemicals	61,465	143,367
	Equity Real Estate Investment Trusts
Prologis Property Mexico SA de CV	(REITs)	28,823	75,344
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	13,908	101,547
Qualitas Controladora SAB de CV	Insurance	10,811	49,576
Regional SAB de CV	Banks	14,801	69,758

Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	325,185	1,117,434
			9,895,349
Panama 0.1%
[a] BAC Holding International Corp.	Diversified Financial Services	310,783	20,390
United States 1.4%

JBS SA	Food Products	85,500	516,487
Total Common Stocks (Cost $29,983,955)			28,990,710
Preferred Stocks 19.5%
Brazil 16.6%
[c] Alpargatas SA, 2.273%, pfd.	Textiles, Apparel & Luxury Goods	13,300	48,679
[c] Banco Bradesco SA, 6.471%, pfd.	Banks	328,725	1,081,198
[c] Banco Pan SA, 3.993%, pfd.	Banks	22,800	26,639
[c] Bradespar SA, 36.438%, pfd.	Metals & Mining	15,207	73,397
[c] Braskem SA, 24.799%, pfd., A	Chemicals	11,500	81,894
[c] Centrais Eletricas Brasileiras SA, 3.296%, pfd.	Electric Utilities	17,100	152,706
[c] Cia de Transmissao de Energia Eletrica Paulista, 8.650%, pfd.	Electric Utilities	11,400	50,074
[c] Cia Energetica de Minas Gerais, 11.224%, pfd.	Electric Utilities	79,815	158,426
[c] Cia Paranaense de Energia, 17.130%, pfd.	Electric Utilities	83,600	109,187
[c] Gerdau SA, 16.600%, pfd.	Metals & Mining	68,400	292,333
[c] Itau Unibanco Holding SA, 2.704%, pfd.	Banks	304,000	1,317,859
[c] Itausa SA, 6.427%, pfd.	Banks	300,230	478,811
[c] Metalurgica Gerdau SA, 22.408%, pfd.	Metals & Mining	45,600	83,274
[c] Petroleo Brasileiro SA, 28.844%, pfd.	Oil, Gas & Consumable Fuels	353,400	1,887,476
[c] Raizen SA, 1.438%, pfd.	Oil, Gas & Consumable Fuels	76,000	66,707
[c] Unipar Carbocloro SA, 14.193%, pfd., B	Chemicals	3,040	52,959
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas, 22.173%, pfd., A	Metals & Mining	30,400	50,284
			6,011,903
Chile 2.1%
[c] Embotelladora Andina SA, 18.338%, pfd., B	Beverages	23,693	41,414

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[c] Sociedad Quimica y Minera de Chile SA, 0.006%, pfd.	Chemicals	8,588	701,256
			742,670
Colombia 0.8%
[c] Bancolombia SA, 5.331%, pfd.	Banks	28,082	213,934
[c] Grupo Aval Acciones y Valores SA, 5.593%, pfd.	Banks	275,937	49,735
[c] Grupo de Inversiones Suramericana SA, 4.204%, pfd.	Diversified Financial Services	5,130	20,342
			284,011
Total Preferred Stocks (Cost $7,303,714)			7,038,584
Total Investments (Cost $37,287,669) 99.8%			36,029,294
Other Assets, less Liabilities 0.2%			89,081
Net Assets 100.0%			$36,118,375

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $607,497, representing 1.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Mini Bovespa Index	Long	16	$61,113	8/17/22	$(5,023)
Total Futures Contracts					$(5,023)
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 100.0%
Mexico 100.0%
Alfa SAB de CV, A	Industrial Conglomerates	264,696	$187,347
Alpek SAB de CV	Chemicals	26,792	36,903
America Movil SAB de CV, L	Wireless Telecommunication Services	1,394,960	1,420,836
Arca Continental SAB de CV	Beverages	31,736	208,420
[a] Banco del Bajio SA, 144A	Banks	50,952	101,799
Becle SAB de CV	Beverages	38,752	83,551
[b] Cemex SAB de CV	Construction Materials	954,264	370,340
Coca-Cola Femsa SAB de CV	Beverages	37,784	208,511
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	17,032	18,943
[b] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	67,072	68,815
El Puerto de Liverpool SAB de CV, C1	Multiline Retail	14,216	61,308
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	212,976	211,437
Fomento Economico Mexicano SAB de CV	Beverages	96,680	650,547
GCC SAB de CV	Construction Materials	11,744	73,174
Gruma SAB de CV, B	Food Products	14,000	154,428
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	19,584	124,848
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	23,256	322,852
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	13,920	272,684
Grupo Bimbo SAB de CV, A	Food Products	139,296	451,323
Grupo Carso SAB de CV, A1	Industrial Conglomerates	32,408	120,391
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	33,160	89,442
Grupo Elektra SAB de CV	Banks	4,560	262,228
Grupo Financiero Banorte SAB de CV, O	Banks	147,560	820,381
[b] Grupo Financiero Inbursa SAB de CV, O	Banks	143,368	227,533
Grupo Mexico SAB de CV, B	Metals & Mining	164,432	678,649
Grupo Televisa SAB	Media	166,720	272,774
Industrias Bachoco SAB de CV, B	Food Products	11,520	41,356
Industrias Penoles SAB de CV	Metals & Mining	8,920	82,322
Kimberly-Clark de Mexico SAB de CV, A	Household Products	59,808	80,719
Megacable Holdings SAB de CV	Media	21,536	52,165
Operadora de Sites Mexicanos SA de CV, A-1	Diversified Telecommunication Services	90,104	104,101
Orbia Advance Corp. SAB de CV	Chemicals	69,776	162,753
	Equity Real Estate Investment Trusts
Prologis Property Mexico SA de CV	(REITs)	32,832	85,824
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	15,728	114,836
Qualitas Controladora SAB de CV	Insurance	12,088	55,432
Regional SAB de CV	Banks	17,008	80,160
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	262,728	902,813

Total Investments (Cost $8,916,745) 100.0%			9,261,945
Other Assets, less Liabilities 0.0%†			162
Net Assets 100.0%			$9,262,107

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $101,799, representing
1.1% of net assets.
bNon-income producing.

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
† Common Stocks 0.0%†
[a] Russia 0.0%†
[b] Aeroflot PJSC	Airlines	174,496		$—
Alrosa PJSC	Metals & Mining	361,232		—
[b] Credit Bank of Moscow PJSC	Banks	2,127,840		—
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	45,533,568		—
Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872		—
Inter RAO UES PJSC	Electric Utilities	6,229,280		—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048		—
M.Video PJSC	Specialty Retail	8,000		—
Magnit PJSC	Food & Staples Retailing	8,112		—
Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640		—
MMC Norilsk Nickel PJSC	Metals & Mining	2,888		—
Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584		—
Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248		—
Mosenergo PJSC	Electric Utilities	1,418,704		—
Novatek PJSC	Oil, Gas & Consumable Fuels	47,472		—
Novolipetsk Steel PJSC	Metals & Mining	200,944		—
PhosAgro PJSC	Chemicals	6,208		—
Polyus PJSC	Metals & Mining	3,504		—
Raspadskaya OJSC	Metals & Mining	10,720		—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320		—
ROSSETI PJSC	Electric Utilities	5,157,472		—
Rostelecom PJSC	Diversified Telecommunication Services	165,056		—
RusHydro PJSC	Electric Utilities	20,149,712		—
Sberbank of Russia PJSC	Banks	959,968		—
[c] Segezha Group PJSC, 144A	Paper & Forest Products	666,096		—
Severstal PAO	Metals & Mining	27,744		—
Sistema PJSFC	Wireless Telecommunication Services	499,664		—
Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128		—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480		—
Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552		—
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,811,376		—
[b] United Co. RUSAL International PJSC	Metals & Mining	447,600		—
VTB Bank PJSC	Banks	886,353,216		—
Total Common Stocks (Cost $21,363,101)				—
† Preferred Stocks 0.0%†
[a] Russia 0.0%†
[d] Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392		—
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080		—
[d] Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416		—
[d] Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276		—
Total Preferred Stocks (Cost $1,113,686)				—
Total Investments (Cost $22,476,787) 0.0%†

Other Assets, less Liabilities 100.0%				4,496
Net Assets 100.0%				$4,496

†Rounds to less than 0.1% of net assets.
aFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
bNon-income producing.
cSecurity exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, these securities had a total value of $0 or 0.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.6%
Saudi Arabia 99.6%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	568	$15,623
	Independent Power and Renewable
[a] ACWA Power Co.	Electricity Producers	2,002	79,715
Advanced Petrochemical Co.	Chemicals	1,948	26,686
Al Rajhi Bank	Banks	21,369	469,855
Alinma Bank	Banks	13,458	119,799
Almarai Co. JSC	Food Products	3,238	45,220
Arab National Bank	Banks	7,572	59,533
Arabian Centres Co. Ltd.	Real Estate Management & Development	2,230	11,518
Arabian Internet & Communications Services Co.	IT Services	318	16,764
Bank Al-Jazira	Banks	5,518	32,795
[a] Bank AlBilad	Banks	6,728	78,449
Banque Saudi Fransi	Banks	8,070	101,948
BinDawood Holding Co.	Food & Staples Retailing	360	8,635
Bupa Arabia for Cooperative Insurance Co.	Insurance	786	33,392
[a] Co. for Cooperative Insurance	Insurance	726	11,165
Dallah Healthcare Co.	Health Care Providers & Services	498	14,706
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,258	20,814
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,260	65,080
[a] Emaar Economic City	Real Estate Management & Development	6,530	17,195
Etihad Etisalat Co.	Wireless Telecommunication Services	5,182	48,338
Jarir Marketing Co.	Specialty Retail	808	35,015
[a] Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	6,042	18,100
Mouwasat Medical Services Co.	Health Care Providers & Services	572	32,471
[a] Nahdi Medical Co.	Food & Staples Retailing	490	21,130
[a] National Industrialization Co.	Chemicals	4,700	20,192
Qassim Cement Co.	Construction Materials	574	12,116
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	3,000	13,640
[a] Rabigh Refining and Petrochemical Co. SJSC	Oil, Gas & Consumable Fuels	2,722	12,376
Riyad Bank	Banks	19,398	165,954
SABIC Agri-Nutrients Co.	Chemicals	2,468	90,640
Sahara International Petrochemical Co.	Chemicals	4,934	66,013
[a] Saudi Airlines Catering Co.	Commercial Services & Supplies	468	8,931
[a] Saudi Arabian Mining Co.	Metals & Mining	11,188	148,643
[b] Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	29,708	307,207
Saudi Basic Industries Corp.	Chemicals	9,554	258,705
Saudi British Bank	Banks	12,500	135,591
Saudi Cement Co.	Construction Materials	962	13,050
Saudi Electricity Co.	Electric Utilities	10,058	64,871
[a] Saudi Ground Services Co.	Transportation Infrastructure	1,038	7,317
Saudi Industrial Investment Group	Chemicals	5,118	38,875
Saudi Investment Bank	Banks	5,620	29,208
[a] Saudi Kayan Petrochemical Co.	Chemicals	10,094	42,452
Saudi National Bank	Banks	24,092	423,140
Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	700	4,851
[a] Saudi Research & Media Group	Media	440	22,046
Saudi Tadawul Group Holding Co.	Capital Markets	450	22,667
Saudi Telecom Co.	Diversified Telecommunication Services	7,560	195,644
Saudia Dairy & Foodstuff Co.	Food Products	174	7,568
Savola Group	Food Products	3,362	30,107
[a] Seera Group Holding	Hotels, Restaurants & Leisure	2,038	8,680
Southern Province Cement Co.	Construction Materials	880	13,462
United Electronics Co.	Specialty Retail	340	10,258
[a] Yamama Cement Co.	Construction Materials	1,226	8,218
Yanbu Cement Co.	Construction Materials	994	8,994
Yanbu National Petrochemical Co.	Chemicals	1,930	25,976

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)
Total Investments (Cost $2,449,959) 99.6%	3,601,338
Other Assets, less Liabilities 0.4%	15,970
Net Assets 100.0%	$3,617,308

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $307,207, representing
8.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.9%
Luxembourg 0.9%
Reinet Investments SCA	Capital Markets	2,416	$42,148
Romania 1.0%
NEPI Rockcastle S.A.	Real Estate Management & Development	8,244	43,826
South Africa 98.0%
Absa Group Ltd.	Banks	13,676	129,059
African Rainbow Minerals Ltd.	Metals & Mining	1,888	24,634
Anglo American Platinum Ltd.	Metals & Mining	1,000	86,983
AngloGold Ashanti Ltd.	Metals & Mining	7,456	111,518
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	6,676	56,660
AVI Ltd.	Food Products	5,864	23,524
Barloworld Ltd.	Trading Companies & Distributors	3,396	18,605
Bid Corp. Ltd.	Food & Staples Retailing	5,928	111,019
Bidvest Group Ltd.	Industrial Conglomerates	6,048	77,375
Capitec Bank Holdings Ltd.	Banks	1,512	182,938
Clicks Group Ltd.	Food & Staples Retailing	4,348	72,538
Coronation Fund Managers Ltd.	Capital Markets	4,532	9,051
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	6,624	12,842
[a] Discovery Ltd.	Insurance	9,364	73,220
[a] Distell Group Holdings Ltd.	Beverages	1,404	14,685
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	4,296	51,969
FirstRand Ltd.	Diversified Financial Services	88,440	336,701
	Equity Real Estate Investment Trusts
[a] Fortress REIT Ltd.	(REITs)	15,532	3,366
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	21,068	13,747
Foschini Group Ltd.	Specialty Retail	5,720	42,597
Gold Fields Ltd.	Metals & Mining	15,648	146,140
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	60,500	45,608
Harmony Gold Mining Co. Ltd.	Metals & Mining	9,540	30,264
Impala Platinum Holdings Ltd.	Metals & Mining	14,488	160,193
Investec Ltd.	Capital Markets	5,112	27,419
Kumba Iron Ore Ltd.	Metals & Mining	964	30,931
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	24,664	26,964
Momentum Metropolitan Holdings	Insurance	23,004	20,024
Mr Price Group Ltd.	Specialty Retail	4,572	49,500
MTN Group Ltd.	Wireless Telecommunication Services	32,084	258,591
MultiChoice Group	Media	6,388	45,158
Naspers Ltd., N	Internet & Direct Marketing Retail	3,784	546,892
Nedbank Group Ltd.	Banks	7,472	94,530
Netcare Ltd.	Health Care Providers & Services	25,656	22,348
[a] Northam Platinum Ltd.	Metals & Mining	6,592	68,924
Old Mutual Ltd.	Insurance	80,504	54,202
[b,c] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	32,048	37,403
Pick ‘N Pay Stores Ltd.	Food & Staples Retailing	6,176	21,190
[a] PSG Group Ltd.	Industrial Conglomerates	2,784	14,276
Rand Merchant Investment Holdings Ltd.	Insurance	13,440	22,840
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	119,348	26,736
Remgro Ltd.	Diversified Financial Services	9,060	71,844
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	5,788	18,873
Royal Bafokeng Platinum Ltd.	Metals & Mining	1,332	11,911
Sanlam Ltd.	Insurance	31,280	100,948
Santam Ltd.	Insurance	728	11,185
[a] Sappi Ltd.	Paper & Forest Products	10,120	33,271
[a] Sasol Ltd.	Chemicals	9,936	225,424
Shoprite Holdings Ltd.	Food & Staples Retailing	8,648	104,457

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited)

Sibanye Stillwater Ltd.	Metals & Mining	49,912	123,908
SPAR Group Ltd.	Food & Staples Retailing	3,432	28,935
Standard Bank Group Ltd.	Banks	23,676	224,252
[a] Telkom SA SOC Ltd.	Diversified Telecommunication Services	5,108	11,399
Tiger Brands Ltd.	Food Products	2,888	25,040
Transaction Capital Ltd.	Consumer Finance	9,960	22,318
Truworths International Ltd.	Specialty Retail	6,936	21,448
Vodacom Group Ltd.	Wireless Telecommunication Services	10,620	85,005
Woolworths Holdings Ltd.	Multiline Retail	17,096	56,613
			4,379,995
Total Investments (Cost $4,637,619) 99.9%			4,465,969
Other Assets, less Liabilities 0.1%			5,758

Net Assets 100.0%			$4,471,727

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $50,245, representing 1.1% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $37,403, representing
0.8% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.9%
South Korea 95.9%
[a] Alteogen Inc.	Biotechnology	2,175	$102,351
Amorepacific Corp.	Personal Products	2,250	225,277
AmorePacific Group	Personal Products	2,200	63,201
BGF Retail Co. Ltd.	Food & Staples Retailing	475	69,143
BNK Financial Group Inc.	Banks	22,350	115,503
Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	7,325	387,011
Celltrion Inc.	Biotechnology	8,250	1,134,184
[a] Celltrion Pharm Inc.	Pharmaceuticals	1,475	89,404
Cheil Worldwide Inc.	Media	5,325	97,404
CJ CheilJedang Corp.	Food Products	600	175,139
CJ Corp.	Industrial Conglomerates	1,025	61,339
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	800	57,733
[a] CJ Logistics Corp.	Road & Rail	625	54,875
Coway Co. Ltd.	Household Durables	4,350	214,083
Daelim Industrial Co. Ltd.	Construction & Engineering	975	53,241
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	13,625	61,283
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	3,675	67,930
DB Insurance Co. Ltd.	Insurance	3,425	161,701
DGB Financial Group Inc.	Banks	11,825	69,307
DL E&C Co. Ltd.	Construction & Engineering	2,325	74,223
Dongsuh Cos. Inc.	Food & Staples Retailing	2,375	47,924
Doosan Bobcat Inc.	Machinery	1,850	41,178
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	30,050	448,991
[a] Doosan Infracore Co. Ltd.	Machinery	10,500	43,993
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	1,025	35,603
E-MART Inc.	Food & Staples Retailing	1,550	125,943
Ecopro BM Co. Ltd.	Electrical Equipment	3,000	262,246
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	1,225	126,897
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	3,950	85,486
Green Cross Corp.	Biotechnology	425	55,154
GS Engineering & Construction Corp.	Construction & Engineering	4,825	117,243
GS Holdings Corp.	Oil, Gas & Consumable Fuels	3,925	126,510
GS Retail Co. Ltd.	Food & Staples Retailing	3,000	59,265
Hana Financial Group Inc.	Banks	22,175	672,047
Hanjin Kal Corp.	Airlines	1,625	77,345
Hankook Tire & Technology Co. Ltd.	Auto Components	5,675	144,017
Hanmi Pharm Co. Ltd.	Pharmaceuticals	575	136,399
Hanmi Science Co. Ltd.	Pharmaceuticals	1,100	33,930
Hanon Systems	Auto Components	12,400	95,980
Hanssem Co. Ltd.	Household Durables	725	36,015
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,650	99,395
Hanwha Corp.	Industrial Conglomerates	1,750	19,341
Hanwha Corp.	Industrial Conglomerates	3,250	64,705
Hanwha Life Insurance Co. Ltd.	Insurance	21,175	36,286
Hanwha Solutions Corp.	Chemicals	8,825	257,600
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,550	30,486
[a] Helixmith Co. Ltd.	Biotechnology	2,475	39,649
Hite Jinro Co. Ltd.	Beverages	2,350	55,745
[a] HLB Inc.	Leisure Products	6,850	186,761
HMM Co. Ltd.	Marine	32,475	615,284
Hotel Shilla Co. Ltd.	Specialty Retail	2,375	130,237
[a] HYBE Co. Ltd.	Entertainment	1,400	156,885
Hyundai Department Store Co. Ltd.	Multiline Retail	1,125	60,738
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,600	178,343
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,425	197,002
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	1,125	123,902
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	3,875	177,276
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,600	109,650

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,575	110,507
Hyundai Mobis Co. Ltd.	Auto Components	4,725	724,180
Hyundai Motor Co.	Automobiles	10,725	1,490,960
Hyundai Steel Co.	Metals & Mining	5,800	143,392
Hyundai Wia Corp.	Auto Components	1,225	52,646
	Electronic Equipment, Instruments &
Iljin Materials Co. Ltd.	Components	1,300	69,886
Industrial Bank of Korea	Banks	19,550	144,848
Kakao Corp.	Interactive Media & Services	23,300	1,254,367
[a] Kakao Games Corp.	Entertainment	2,200	83,279
[a] KakaoBank Corp.	Banks	11,900	277,245
[a] Kakaopay Corp.	IT Services	1,625	75,343
Kangwon Land Inc.	Hotels, Restaurants & Leisure	8,200	160,413
KB Financial Group Inc.	Banks	29,875	1,107,888
KCC Corp.	Chemicals	325	71,964
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,625	48,059
Kia Motors Corp.	Automobiles	19,825	1,180,278
Korea Aerospace Industries Ltd.	Aerospace & Defense	5,400	223,752
Korea Electric Power Corp.	Electric Utilities	19,650	341,272
Korea Gas Corp.	Gas Utilities	2,000	60,921
Korea Investment Holdings Co. Ltd.	Capital Markets	2,925	138,996
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	3,325	240,463
Korea Zinc Co. Ltd.	Metals & Mining	750	281,597
Korean Air Lines Co. Ltd.	Airlines	13,450	261,044
[a] Krafton Inc.	Entertainment	2,250	379,506
KT&G Corp.	Tobacco	8,250	522,297
Kumho Petrochemical Co. Ltd.	Chemicals	1,350	144,524
	Electronic Equipment, Instruments &
L&F Co. Ltd.	Components	1,725	278,997
LG Chem Ltd.	Chemicals	3,575	1,420,749
LG Corp.	Industrial Conglomerates	6,825	409,479
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	17,200	192,745
LG Electronics Inc.	Household Durables	8,300	564,456
[a] LG Energy Solution Ltd.	Electrical Equipment	1,850	528,612
LG Household & Health Care Ltd.	Personal Products	675	353,512
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	1,075	283,570
LG Uplus Corp.	Diversified Telecommunication Services	16,300	160,062
Lotte Chemical Corp.	Chemicals	1,125	155,961
Lotte Chilsung Beverage Co. Ltd.	Beverages	225	30,326
Lotte Corp.	Industrial Conglomerates	2,025	58,173
LOTTE Fine Chemical Co. Ltd.	Chemicals	1,350	68,103
Lotte Shopping Co. Ltd.	Multiline Retail	875	70,086
LS Corp.	Electrical Equipment	1,325	64,903
Mando Corp.	Auto Components	2,525	92,471
[a] Medytox Inc.	Biotechnology	350	29,679
Meritz Financial Group Inc.	Diversified Financial Services	2,000	39,818
Mirae Asset Daewoo Co. Ltd.	Capital Markets	10,600	30,941
Mirae Asset Daewood Co. Ltd.	Capital Markets	20,300	103,501
Naver Corp.	Interactive Media & Services	11,100	2,051,756
NCSoft Corp.	Entertainment	1,225	329,742
[b] Netmarble Corp., 144A	Entertainment	1,325	70,312
NH Investment & Securities Co. Ltd.	Capital Markets	10,450	72,838
[a] NHN Corp.	Entertainment	1,325	28,523
Nongshim Co. Ltd.	Food Products	250	51,506
OCI Co. Ltd.	Chemicals	1,400	154,729
Orion Corp.	Food Products	1,675	134,165
Ottogi Corp.	Food Products	100	32,656
Pan Ocean Co. Ltd.	Marine	14,475	66,221
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,500	36,391
[a] Pearl Abyss Corp.	Entertainment	2,375	93,471
POSCO	Metals & Mining	5,750	1,020,776
POSCO Chemical Co. Ltd.	Construction Materials	2,100	173,059

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Posco International Corp.	Trading Companies & Distributors	3,800	56,339
S-1 Corp.	Commercial Services & Supplies	1,475	72,932
S-Oil Corp.	Oil, Gas & Consumable Fuels	3,150	252,311
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	1,415	860,944
Samsung C&T Corp.	Industrial Conglomerates	6,450	611,021
Samsung Card Co. Ltd.	Consumer Finance	2,325	54,615
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	4,275	429,673
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	196,700	8,635,166
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	12,125	201,243
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,525	390,885
[a] Samsung Heavy Industries Co. Ltd.	Machinery	47,575	222,412
Samsung Life Insurance Co. Ltd.	Insurance	4,900	236,245
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	4,050	1,659,427
Samsung SDS Co. Ltd.	IT Services	2,800	280,345
Samsung Securities Co. Ltd.	Capital Markets	4,875	125,592
SD Biosensor Inc.	Health Care Equipment & Supplies	2,575	77,048
Seegene Inc.	Biotechnology	2,200	61,252
Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,550	42,912
Shinhan Financial Group Co. Ltd.	Banks	38,350	1,094,322
Shinsegae Co. Ltd.	Multiline Retail	525	88,147
[a] SillaJen Inc.	Biotechnology	1,616	—
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,875	108,162
[a] SK Bioscience Co. Ltd.	Biotechnology	1,525	118,039
SK Chemicals Co. Ltd.	Chemicals	1,075	76,253
SK Holdings Co. Ltd.	Industrial Conglomerates	2,775	459,508
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	41,625	2,917,341
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	1,975	149,220
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	591,497
SK Networks Co. Ltd.	Trading Companies & Distributors	10,275	33,237
	Semiconductors & Semiconductor
[a] SK Square Co. Ltd.	Equipment	7,600	228,574
SK Telecom Co. Ltd.	Wireless Telecommunication Services	3,500	140,172
SKC Co. Ltd.	Chemicals	1,475	151,090
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	8,350	44,374
Wemade Co. Ltd.	Entertainment	1,300	57,771
Woori Financial Group Inc.	Banks	48,750	454,309
Yuhan Corp.	Pharmaceuticals	3,875	167,129
Preferred Stocks 3.9%
South Korea 3.9%
[c] Amorepacific Corp., 1.939%, pfd.	Personal Products	800	31,300
[c] CJ CheilJedang Corp., 3.735%, pfd.	Food Products	100	12,477
[c] Hyundai Motor Co., 4.655%, pfd.	Automobiles	1,725	115,585
[c] Hyundai Motor Co., 4.680%, pfd.	Automobiles	2,725	183,849
[c] LG Chem Ltd., 5.010%, pfd.	Chemicals	600	111,137
[c] LG Electronics Inc., 2.120%, pfd.	Household Durables	1,325	43,320
[c] LG Household & Health Care Ltd., 3.691%, pfd.	Personal Products	175	44,006
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 2.085%, pfd.	Peripherals	34,225	1,370,687
[c] Samsung Fire & Marine Insurance Co. Ltd., 7.622%, pfd.	Insurance	200	24,261
	Electronic Equipment, Instruments &
[c] Samsung SDI Co. Ltd., 0.389%, pfd.	Components	125	25,993
Total Investments (Cost $62,025,791) 99.8%			50,599,821

Other Assets, less Liabilities 0.2%			78,476
Net Assets 100.0%			$50,678,297

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $1,080,476, representing 2.1% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Kospi 200 Mini	Long	1	$59,198	9/08/22	$(2,186)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 98.6%
Austria 0.2%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	8,874	$79,698
Switzerland 98.4%
ABB Ltd.	Electrical Equipment	55,556	1,477,470
Adecco Group AG	Professional Services	5,661	191,824
Alcon Inc.	Health Care Equipment & Supplies	16,354	1,139,066
Baloise Holding AG	Insurance	1,598	260,227
Banque Cantonale Vaudoise	Banks	1,020	79,802
Barry Callebaut AG	Food Products	128	284,786
Belimo Holding AG	Building Products	323	113,363
BKW AG	Electric Utilities	646	67,276
Chocoladefabriken Lindt & Spruengli AG	Food Products	74	750,551
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	17,425	1,850,161
Clariant AG	Chemicals	8,092	153,666
[a] Credit Suisse Group AG	Capital Markets	91,307	516,931
DKSH Holding AG	Professional Services	1,292	106,345
Emmi AG	Food Products	68	66,057
EMS-Chemie Holding AG	Chemicals	254	188,507
[a] Flughafen Zurich AG	Transportation Infrastructure	680	102,495
Geberit AG	Building Products	1,240	594,257
Georg Fischer AG	Machinery	2,938	144,115
Givaudan AG	Chemicals	329	1,153,656
Helvetia Holding AG	Insurance	1,241	144,795
[a] Holcim Ltd., B	Construction Materials	19,465	830,569
[a] Julius Baer Group Ltd.	Capital Markets	7,701	354,261
Kuehne + Nagel International AG	Marine	1,785	421,382
	Technology Hardware, Storage &
Logitech International SA	Peripherals	5,185	270,096
Lonza Group AG	Life Sciences Tools & Services	2,575	1,369,066
Nestle SA	Food Products	85,442	9,945,847
Novartis AG	Pharmaceuticals	67,745	5,721,192
Partners Group Holding AG	Capital Markets	801	719,716
PSP Swiss Property AG	Real Estate Management & Development	1,547	171,611
Roche Holding AG, Bearer	Pharmaceuticals	867	333,632
Roche Holding AG, Non-Voting	Pharmaceuticals	22,831	7,596,819
Schindler Holding AG	Machinery	680	121,886
Schindler Holding AG, PC	Machinery	1,462	265,874
SGS SA	Professional Services	210	479,292
[a] SIG Combibloc Group AG	Containers & Packaging	11,985	263,148
Sika AG	Chemicals	5,355	1,230,584
Sonova Holding AG	Health Care Equipment & Supplies	1,870	593,806
Straumann Holding AG	Health Care Equipment & Supplies	3,819	457,355
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,020	241,322
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,598	70,841
Swiss Life Holding AG	Insurance	1,105	536,716
Swiss Prime Site AG	Real Estate Management & Development	2,703	236,461
Swiss Re AG	Insurance	10,319	797,409
Swisscom AG	Diversified Telecommunication Services	908	500,213
[a] Tecan Group AG	Life Sciences Tools & Services	459	132,903
Temenos AG	Software	2,159	184,068
UBS Group AG	Capital Markets	106,947	1,719,240
[a,b] VAT Group AG, 144A	Machinery	918	218,245
[a] Vifor Pharma AG	Pharmaceuticals	1,836	317,395

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Zurich Insurance Group AG	Insurance	5,015	2,174,991
			47,661,290
Total Investments (Cost $51,427,805) 98.6%			47,740,988
Other Assets, less Liabilities 1.4%			664,963
Net Assets 100.0%			$48,405,951

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $218,245, representing
0.5% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

				Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Swiss Mid Cap Future Index	Long	23	$618,395	9/16/22	$(13,458)
Swiss Mid Cap Future Index	Long	2	52,281	6/17/22	(9,350)
Total Futures Contracts					$(22,808)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 98.6%
China 1.4%
Airtac International Group	Machinery	7,383	$246,071
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	3,000	241,647
			487,718
Taiwan 97.2%
Accton Technology Corp.	Communications Equipment	25,390	203,660
	Technology Hardware, Storage &
Acer Inc.	Peripherals	134,000	97,795
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	1,100	35,848
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	19,148	222,820
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	160,700	412,917
Asia Cement Corp.	Construction Materials	115,370	169,950
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	1,810	67,875
	Semiconductors & Semiconductor
ASPEED Technology Inc.	Equipment	1,430	91,378
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	33,640	351,295
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	416,000	228,053
Capital Securities Corp.	Capital Markets	95,000	44,731
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	34,550	192,309
Cathay Financial Holding Co. Ltd.	Insurance	390,600	668,658
Chailease Holding Co. Ltd.	Diversified Financial Services	65,772	461,212
Chang Hwa Commercial Bank Ltd.	Banks	309,865	180,811
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	86,300	102,747
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	28,460	70,926
[a] China Airlines Ltd.	Airlines	132,000	104,327
China Development Financial Holding Corp.	Insurance	760,000	375,738
China Motor Corp.	Automobiles	11,730	24,499
China Steel Corp.	Metals & Mining	583,000	557,834
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	179,820	737,822
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	194,000	148,435
CTBC Financial Holding Co. Ltd.	Banks	857,000	723,450
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	101,730	757,839
	Electronic Equipment, Instruments &
E Ink Holdings Inc.	Components	41,800	264,997
E.Sun Financial Holding Co. Ltd.	Banks	599,792	584,996
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	9,500	132,754
	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	3,273	113,931
	Semiconductors & Semiconductor
ENNOSTAR Inc.	Equipment	29,910	51,001
Eternal Materials Co. Ltd.	Chemicals	47,300	51,462
[a] EVA Airways Corp.	Airlines	115,000	122,412
Evergreen Marine Corp. Taiwan Ltd.	Marine	118,405	336,895
Far Eastern International Bank	Banks	102,770	38,884
Far Eastern New Century Corp.	Industrial Conglomerates	185,000	197,858
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	75,000	210,873
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	20,370	120,233
First Financial Holding Co. Ltd.	Banks	483,069	425,662
Formosa Chemicals & Fibre Corp.	Chemicals	161,700	406,242

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	64,460	203,351
Formosa Plastics Corp.	Chemicals	229,730	838,304
	Semiconductors & Semiconductor
Formosa Sumco Technology Corp.	Equipment	2,730	16,205
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	49,000	43,918
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	51,730	85,772
Fubon Financial Holding Co. Ltd.	Insurance	331,857	667,431
	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	3,790	46,716
Giant Manufacturing Co. Ltd.	Leisure Products	14,550	117,443
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	10,000	152,353
Hiwin Technologies Corp.	Machinery	13,187	105,776
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	564,000	2,067,567
Hotai Motor Co. Ltd.	Specialty Retail	15,100	307,754
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	34,000	55,917
Hua Nan Financial Holdings Co. Ltd.	Banks	463,883	352,591
	Electronic Equipment, Instruments &
Innolux Corp.	Components	431,000	175,395
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	143,000	120,956
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	4,900	284,275
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	100,900	196,482
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	70,300	1,539,183
Mega Financial Holding Co. Ltd.	Banks	514,000	610,228
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	32,800	125,206
momo.com Inc.	Internet & Direct Marketing Retail	2,598	55,746
Nan Ya Plastics Corp.	Chemicals	267,100	745,600
	Electronic Equipment, Instruments &
Nan Ya Printed Circuit Board Corp.	Components	10,000	87,612
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	39,100	64,962
Nien Made Enterprise Co. Ltd.	Household Durables	6,600	65,038
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	27,140	275,658
[a] OBI Pharma Inc.	Biotechnology	7,266	23,826
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	14,300	84,405
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	3,300	127,634
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	97,000	185,952
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	125,000	124,018
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	33,700	99,513
President Chain Store Corp.	Food & Staples Retailing	26,820	245,798
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	125,280	336,232
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	22,468	274,299
Ruentex Development Co. Ltd.	Real Estate Management & Development	73,600	181,689
Shanghai Commercial & Savings Bank Ltd.	Banks	155,000	276,809
Shin Kong Financial Holding Co. Ltd.	Insurance	633,565	186,659
	Semiconductors & Semiconductor
Sino-American Silicon Products Inc.	Equipment	25,460	120,735
SinoPac Financial Holdings Co. Ltd.	Banks	496,000	280,250
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	63,600	113,795

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Taishin Financial Holding Co. Ltd.	Banks	511,985	280,672
Taiwan Business Bank	Banks	240,653	93,482
Taiwan Cement Corp.	Construction Materials	255,852	339,891
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	463,249	418,324
Taiwan Fertilizer Co. Ltd.	Chemicals	35,000	75,218
Taiwan Glass Industry Corp.	Building Products	76,000	45,625
Taiwan High Speed Rail Corp.	Transportation Infrastructure	98,000	92,451
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	81,190	294,904
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	13,640	46,562
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	440,750	7,055,913
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	91,000	91,357
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	13,640	31,699
U-Ming Marine Transport Corp.	Marine	20,000	27,612
Uni-President Enterprises Corp.	Food Products	226,100	509,483
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	59,000	314,511
	Semiconductors & Semiconductor
[a] United Microelectronics Corp.	Equipment	553,460	728,739
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	42,730	110,369
Voltronic Power Technology Corp.	Electrical Equipment	3,120	151,627
Walsin Lihwa Corp.	Electrical Equipment	149,000	180,653
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	22,640	68,300
Wan Hai Lines Ltd.	Marine	38,200	152,885
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	19,500	126,246
	Semiconductors & Semiconductor
Winbond Electronics Corp.	Equipment	140,000	102,174
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	135,000	121,227
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	4,140	97,048
	Electronic Equipment, Instruments &
Yageo Corp.	Components	21,820	226,027
Yang Ming Marine Transport Corp.	Marine	83,000	229,737
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	549,560	364,112
Yulon Motor Co. Ltd.	Automobiles	26,165	41,535
Yulon Nissan Motor Co. Ltd.	Automobiles	910	6,947
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	30,000	103,923
			34,689,435
Total Investments (Cost $30,268,289) 98.6%			35,177,153

Other Assets, less Liabilities 1.4%			488,074
Net Assets 100.0%			$35,665,227

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE Taiwan Index	Long	8	$405,760	7/28/22	$(14,215)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.4%
Australia 5.8%
[a] Glencore PLC	Metals & Mining	2,832,730	$15,312,370
Rio Tinto PLC	Metals & Mining	235,412	14,056,082
			29,368,452
Bermuda 0.1%
Hiscox Ltd.	Insurance	73,280	838,688
Chile 0.2%
Antofagasta PLC	Metals & Mining	74,196	1,040,740
Czech Republic 0.1%
[b] Avast PLC, 144A	Software	120,912	759,171
Germany 0.1%
[a] TUI AG	Hotels, Restaurants & Leisure	260,602	419,188
Ireland 3.6%
CRH PLC	Construction Materials	165,338	5,670,443
DCC PLC	Industrial Conglomerates	21,526	1,332,732
Experian PLC	Professional Services	199,230	5,821,434
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	38,014	3,805,934
Smurfit Kappa Group PLC	Containers & Packaging	56,792	1,900,842
			18,531,385
Isle Of Man 0.4%
GVC Holdings PLC	Hotels, Restaurants & Leisure	125,950	1,904,352
Mexico 0.1%
Fresnillo PLC	Metals & Mining	40,304	375,327
Netherlands 8.3%
Shell PLC	Oil, Gas & Consumable Fuels	1,625,900	42,137,415
Nigeria 0.1%
[b] Airtel Africa PLC, 144A	Wireless Telecommunication Services	236,786	388,788
Russia 0.0%
[c] Evraz PLC	Metals & Mining	128,818	—
Switzerland 0.2%
Coca-Cola HBC AG	Beverages	42,594	942,489
United Kingdom 80.4%
3i Group PLC	Capital Markets	207,016	2,786,886
Abrdn PLC	Capital Markets	461,664	896,228
Admiral Group PLC	Insurance	48,548	1,323,043
Anglo American PLC	Metals & Mining	261,060	9,311,592
Ashtead Group PLC	Trading Companies & Distributors	95,722	3,997,823
Associated British Foods PLC	Food Products	74,654	1,430,671
AstraZeneca PLC	Pharmaceuticals	335,256	43,972,378
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	200,146	1,349,024
AVEVA Group PLC	Software	25,190	688,626
Aviva PLC	Insurance	616,468	3,004,411
B&M European Value Retail SA	Multiline Retail	204,268	909,685
BAE Systems PLC	Aerospace & Defense	683,794	6,894,260
Barclays PLC	Banks	3,618,200	6,728,281
Barratt Developments PLC	Household Durables	218,466	1,213,556
Bellway PLC	Household Durables	27,022	704,250
Berkeley Group Holdings PLC	Household Durables	22,442	1,014,965
BP PLC	Oil, Gas & Consumable Fuels	4,138,488	19,515,907
British American Tobacco PLC	Tobacco	490,060	20,946,423
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	198,772	1,079,293
BT Group PLC	Diversified Telecommunication Services	1,504,530	3,404,030
Bunzl PLC	Trading Companies & Distributors	73,280	2,419,771
Burberry Group PLC	Textiles, Apparel & Luxury Goods	85,646	1,706,850
Centrica PLC	Multi-Utilities	1,288,812	1,252,158

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Compass Group PLC	Hotels, Restaurants & Leisure	385,636	7,868,039
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	354,492	966,071
Croda International PLC	Chemicals	29,312	2,303,900
Dechra Pharmaceuticals PLC	Pharmaceuticals	22,900	961,701
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	279,380	306,653
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	21,984	697,364
Diageo PLC	Beverages	488,228	20,933,341
Direct Line Insurance Group PLC	Insurance	283,502	866,601
Dr. Martens PLC	Textiles, Apparel & Luxury Goods	120,912	348,602
DS Smith PLC	Containers & Packaging	272,968	919,266
easyJet PLC	Airlines	81,524	362,959
Electrocomponents PLC	Trading Companies & Distributors	100,302	1,058,544
Ferguson PLC	Trading Companies & Distributors	46,716	5,212,743
GlaxoSmithKline PLC	Pharmaceuticals	1,081,338	23,186,406
	Electronic Equipment, Instruments &
Halma PLC	Components	81,524	1,989,047
Hargreaves Lansdown PLC	Capital Markets	81,066	775,594
Hikma Pharmaceuticals PLC	Pharmaceuticals	36,182	710,749
HomeServe PLC	Commercial Services & Supplies	59,540	847,454
Howden Joinery Group PLC	Trading Companies & Distributors	121,370	888,219
HSBC Holdings PLC	Banks	4,361,992	28,372,988
IMI PLC	Machinery	56,334	802,506
Imperial Brands PLC	Tobacco	204,726	4,564,837
[a] Informa PLC	Media	318,310	2,044,190
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	39,388	2,080,812
Intermediate Capital Group PLC	Capital Markets	59,082	939,235
International Consolidated Airlines Group SA	Airlines	244,114	319,055
Intertek Group PLC	Professional Services	34,808	1,777,984
ITV PLC	Media	807,454	639,948
J Sainsbury PLC	Food & Staples Retailing	367,316	910,017
JD Sports Fashion PLC	Specialty Retail	537,234	752,920
Johnson Matthey PLC	Chemicals	39,388	921,058
Kingfisher PLC	Specialty Retail	438,306	1,300,411
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	153,430	1,237,252
Legal & General Group PLC	Insurance	1,283,316	3,732,663
Lloyds Banking Group PLC	Banks	15,053,544	7,735,020
London Stock Exchange Group PLC	Capital Markets	79,234	7,343,948
M&G PLC	Diversified Financial Services	559,676	1,322,693
Meggitt PLC	Aerospace & Defense	168,086	1,610,602
Melrose Industries PLC	Industrial Conglomerates	936,610	1,702,787
Mondi PLC	Paper & Forest Products	104,424	1,845,198
National Grid PLC	Multi-Utilities	788,676	10,076,136
Natwest Group PLC	Banks	1,184,846	3,141,198
Next PLC	Multiline Retail	27,022	1,923,068
[a,c] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Food & Staples Retailing	125,034	1,186,233
Pearson PLC	Media	162,132	1,476,365
Pennon Group PLC	Water Utilities	56,334	651,651
Persimmon PLC	Household Durables	68,242	1,543,989
Phoenix Group Holdings PLC	Insurance	158,010	1,132,949
Prudential PLC	Insurance	594,942	7,340,878
Reckitt Benckiser Group PLC	Household Products	137,400	10,295,597
RELX PLC	Professional Services	401,666	10,858,501
	Electronic Equipment, Instruments &
Renishaw PLC	Components	7,456	323,080
Rentokil Initial PLC	Commercial Services & Supplies	403,956	2,328,313
Rightmove PLC	Interactive Media & Services	180,452	1,245,648
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	1,811,848	1,825,231
Royal Mail PLC	Air Freight & Logistics	189,154	619,550
Schroders PLC	Capital Markets	24,274	787,694
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	260,602	3,091,456

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Severn Trent PLC	Water Utilities	54,044	1,784,581
Smith & Nephew PLC	Health Care Equipment & Supplies	188,696	2,629,632
Smiths Group PLC	Industrial Conglomerates	82,440	1,401,169
Spirax-Sarco Engineering PLC	Machinery	16,030	1,923,013
SSE PLC	Electric Utilities	231,290	4,539,185
St. James's Place Capital PLC	Capital Markets	116,332	1,557,605
Standard Chartered PLC	Banks	528,532	3,970,643
Tate & Lyle PLC	Food Products	87,936	800,313
Taylor Wimpey PLC	Household Durables	774,936	1,097,818
Tesco PLC	Food & Staples Retailing	1,628,190	5,052,143
The Sage Group PLC	Software	221,214	1,705,411
[a] THG PLC	Internet & Direct Marketing Retail	207,474	207,721
Travis Perkins PLC	Trading Companies & Distributors	45,342	532,815
Unilever PLC	Personal Products	549,600	24,836,251
United Utilities Group PLC	Water Utilities	147,934	1,832,516
Vodafone Group PLC	Wireless Telecommunication Services	6,113,384	9,403,744
Weir Group PLC	Machinery	55,418	917,332
Whitbread PLC	Hotels, Restaurants & Leisure	43,510	1,309,393
[a] Wise PLC, A	IT Services	101,218	365,577
WPP PLC	Media	230,832	2,311,633
			407,735,520
Total Common Stocks (Cost $571,486,404)			504,441,515
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[d] Institutional Fiduciary Trust Portfolio, 0.90%	Money Market Funds	266,365	266,365
Total Investments (Cost $571,752,769) 99.5%			504,707,880

Other Assets, less Liabilities 0.5%			2,318,178
Net Assets 100.0%			$507,026,058

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $3,769,707, representing 0.7% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE 100 Index	Long	28	$2,421,467	9/16/22	$(54,442)
FTSE 100 Index	Long	8	690,585	6/17/22	(24,202)
Total Futures Contracts					$(78,644)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 90.2%
Airlines 2.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
[a] senior secured note, 144A, 5.75%, 4/20/29	United States	100,000	$85,717
[a] senior secured note, 144A, 5.50%, 4/20/26	United States	3,800,000	3,504,740
United Airlines Inc.,
[a] senior secured note, 144A, 4.375%, 4/15/26	United States	1,600,000	1,415,552
[a] senior secured note, 144A, 4.625%, 4/15/29	United States	300,000	255,509
			5,261,518
Automobiles & Components 3.5%
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,900,000	1,638,856
[a] Dornoch Debt Merger Sub Inc., senior note, 144A, 6.625%, 10/15/29	United States	1,700,000	1,257,575
[a] Jaguar Land Rover Automotive PLC, 144A, 5.50%, 7/15/29	United Kingdom	1,500,000	1,089,615
[a] Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	1,500,000	1,139,720
The Goodyear Tire & Rubber Co.,
5.00%, 7/15/29	United States	1,600,000	1,327,307
senior bond, 4.875%, 3/15/27	United States	900,000	805,725
			7,258,798
Capital Goods 3.3%
[a] ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%,
12/15/28	Canada	1,100,000	920,112
[a] Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	1,100,000	707,968
[a] Standard Industries Inc., senior unsecured note, 144A, 4.75%, 1/15/28	United States	200,000	171,552
[a] Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,200,000	982,626
[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,100,000	1,025,640
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	2,000,000	1,934,060
[a] Vertiv Group Corp., senior secured note, 144A, 4.125%, 11/15/28	United States	1,300,000	1,057,498
			6,799,456
Commercial & Professional Services 6.8%
[a] Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	900,000	697,500
[a] APX Group Inc., 144A, 5.75%, 7/15/29	United States	1,200,000	931,075
[a] Gartner Inc., 144A, 3.625%, 6/15/29	United States	700,000	607,663
Grand Canyon University, unsecured note, 5.125%, 10/01/28	United States	2,300,000	2,152,317
[a] H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,500,000	1,216,890
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,200,000	2,012,540
[a] MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	1,000,000	830,705
[a] NESCO Holdings II Inc., second lien, 144A, 5.50%, 4/15/29	United States	600,000	504,258
[a] Nielsen Finance LLC/Nielsen Finance Co., 144A, 4.50%, 7/15/29	United States	1,800,000	1,628,470
[a] Prime Security Services Borrower LLC/Prime Finance Inc., senior secured
note, first lien, 144A, 3.375%, 8/31/27	United States	1,700,000	1,405,679
[a] PROG Holdings Inc., 144A, 6.00%, 11/15/29	United States	1,600,000	1,211,944
[a] ZipRecruiter Inc., Sr. Unsecured, 144A, 5.00%, 1/15/30	United States	900,000	757,134
			13,956,175
Consumer Durables & Apparel 0.9%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A,
4.625%, 4/01/30	United States	1,200,000	882,774
[a] Kontoor Brands Inc., 144A, 4.125%, 11/15/29	United States	800,000	636,648
[a] Williams Scotsman International Inc., senior secured note, 144A, 4.625%,
8/15/28	United States	400,000	341,576
			1,860,998
Consumer Services 5.2%
[a,b,c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
Carnival Corp.,
[a] senior note, 144A, 7.625%, 3/01/26	United States	1,100,000	854,563
[a] senior note, 144A, 5.75%, 3/01/27	United States	2,200,000	1,596,562
[a] NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	1,500,000	1,181,737
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
[a] 144A, 5.625%, 9/01/29	United States	1,700,000	1,212,916

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] 144A, 5.875%, 9/01/31	United States	500,000	347,699
[a] Royal Caribbean Cruises Ltd., senior note, 144A, 5.50%, 8/31/26	United States	2,300,000	1,714,420
[a] Station Casinos LLC, 144A, 4.50%, 2/15/28	United States	1,200,000	1,015,260
[a] Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29	United States	2,200,000	1,139,259
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	1,800,000	1,650,564
			10,713,220
Diversified Financials 5.4%
[a] American Finance Trust Inc./American Finance Operating Partner LP,
144A, 4.50%, 9/30/28	United States	1,500,000	1,180,155
[a] Apollo Commercial Real Estate Finance Inc., senior secured note, 144A,
4.625%, 6/15/29	United States	1,100,000	820,968
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	1,500,000	1,254,833
[a] Jane Street Group/JSG Finance Inc., senior secured note, 144A, 4.50%,
11/15/29	United States	600,000	535,083
[a] Jefferson Capital Holdings LLC, 144A, 6.00%, 8/15/26	United States	2,000,000	1,753,560
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
144A, 4.75%, 6/15/29	United States	1,200,000	925,414
[a] Oxford Finance LLC / Oxford Finance Co-Issuer II Inc., 144A, 6.375%,
2/01/27	United States	1,100,000	1,055,318
[a] PRA Group Inc., 144A, 5.00%, 10/01/29	United States	1,200,000	996,023
[a] VICI Properties LP/VICI Note Co. Inc., 144A, 3.875%, 2/15/29	United States	1,500,000	1,293,026
[a] XHR LP, senior secured note, 144A, 4.875%, 6/01/29	United States	1,600,000	1,374,996
			11,189,376
Energy 20.2%
Antero Resources Corp.,
[a] Senior note, 144A, 8.375%, 7/15/26	United States	2,010,000	2,129,454
[a] senior note, 144A, 7.625%, 2/01/29	United States	601,000	612,395
[a] Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	United Kingdom	500,000	436,343
[a] Calumet Specialty Products Partners LP / Calumet Finance Corp., senior
note,144A, 8.125%, 1/15/27	United States	800,000	677,371
Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	2,000,000	1,807,570
Cheniere Energy Partners LP,
senior note, 4.00%, 3/01/31	United States	1,300,000	1,108,413
senior note, 4.50%, 10/01/29	United States	2,000,000	1,789,350
[a] Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	United States	800,000	776,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	700,000	655,701
[a] CrownRock LP/CrownRock Finance Inc., senior unsecured note, 144A,
5.00%, 5/01/29	United States	600,000	539,033
[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
first lien, 144A, 7.50%, 4/01/25	United States	1,400,000	1,296,061
[a] DT Midstream Inc., 144A, 4.125%, 6/15/29	United States	2,000,000	1,700,790
[a] Earthstone Energy Holdings LLC, 144A, 8.00%, 4/15/27	United States	1,100,000	1,042,421
EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	3,200,000	2,984,960
[a] EQM Midstream Partners LP, senior unsecured note, 144A, 7.50%, 6/01/27	United States	200,000	193,318
[a] Harbour Energy PLC, 144A, 5.50%, 10/15/26	United Kingdom	2,000,000	1,801,080
Hilcorp Energy I LP/Hilcorp Finance Co.,
[a] senior bond, 144A, 6.00%, 2/01/31	United States	1,200,000	1,036,500
[a] senior note, 144A, 5.75%, 2/01/29	United States	2,200,000	1,935,757
[a] Kinetik Holdings LP, 144A, 5.875%, 6/15/30	United States	800,000	763,504
[a] Martin Midstream Partners LP, senior note, second lien, 144A, 11.50%,
2/28/25	United States	2,286,248	2,260,129
[a] Nabors Industries Inc., 144A, 7.375%, 5/15/27	United States	1,400,000	1,331,757
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	1,600,000	1,421,240
[a] Oasis Midstream Partners LP/OMP Finance Corp., senior note, 144A,
8.00%, 4/01/29	United States	1,800,000	1,675,134
Occidental Petroleum Corp.,
senior bond, 8.875%, 7/15/30	United States	1,500,000	1,724,981
senior bond, 6.45%, 9/15/36	United States	1,600,000	1,643,872
senior note, 5.55%, 3/15/26	United States	2,000,000	1,989,840
[a] SunCoke Energy Inc., senior secured note, 144A, 4.875%, 6/30/29	United States	1,200,000	960,520

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	United States	500,000	413,109
Sunoco LP/Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	1,200,000	1,146,186
Venture Global Calcasieu Pass LLC,
[a] senior note, 144A, 3.875%, 8/15/29	United States	700,000	614,215
[a] senior note, 144A, 4.125%, 8/15/31	United States	900,000	771,746
Weatherford International Ltd.,
[a] 144A, 8.625%, 4/30/30	United States	700,000	582,215
[a] senior secured, 144A, 6.50%, 9/15/28	United States	2,100,000	1,888,498
			41,709,463
Food, Beverage & Tobacco 0.9%
[a] Darling Ingredients Inc., 144A, 6.00%, 6/15/30	United States	200,000	199,665
[a] Primo Water Holdings Inc., 144A, 4.375%, 4/30/29	United States	2,000,000	1,636,730
			1,836,395
Health Care Equipment & Services 3.1%
Centene Corp., senior note, 4.25%, 12/15/27	United States	2,000,000	1,873,140
CHS/Community Health Systems Inc.,
[a] secured note, second lien, 144A, 6.875%, 4/15/29	United States	1,400,000	907,074
[a] senior secured note, 144A, 6.00%, 1/15/29	United States	800,000	663,896
[a] DaVita Inc., senior note, 144A, 4.625%, 6/01/30	United States	2,000,000	1,566,044
[a] Mozart Debt Merger Sub Inc., senior bond, 144A, 5.25%, 10/01/29	United States	600,000	494,652
[a] Tenet Healthcare Corp., senior secured note, 144A, 6.125%, 6/15/30	United States	1,000,000	925,560
			6,430,366
Household & Personal Products 1.8%
[a] Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/01/29	United States	1,700,000	1,473,362
[a] Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	1,300,000	1,172,175
[a] VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	1,400,000	1,118,621
			3,764,158
Materials 10.8%
[a] Advanced Drainage Systems Inc., 144A, 6.375%, 6/15/30	United States	700,000	684,799
[a] Arcosa Inc., 144A, 4.375%, 4/15/29	United States	700,000	595,041
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
[a] senior note, 144A, 5.25%, 8/15/27	United States	400,000	286,306
[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	United States	1,000,000	926,427
[a] Braskem Idesa SAPI, senior secured note, 144A, 6.99%, 2/20/32	Mexico	300,000	232,454
[a] Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	Luxembourg	700,000	564,087
[a] Constellium SE, 144A, 3.75%, 4/15/29	France	1,600,000	1,271,341
[a] CVR Partners LP/CVR Nitrogen Finance Corp., senior secured note, 144A,
6.125%, 6/15/28	United States	1,700,000	1,522,362
[a] Eco Material Technologies Inc., Sr. Secured, 144A, 7.875%, 1/31/27	United States	1,500,000	1,335,077
[a] Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	1,200,000	991,998
[a] Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,700,000	1,579,113
[a] Glatfelter Corp., 144A, 4.75%, 11/15/29	United States	800,000	560,844
[a] Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	1,600,000	1,342,888
[a] Kobe US Midco 2 Inc., senior unsecured note, PIK, 144A, 9.25%, 11/01/26	United States	500,000	461,712
Mauser Packaging Solutions Holding Co.,
[a] senior note, 144A, 7.25%, 4/15/25	United States	600,000	524,685
[a] senior note, 144A, 8.50%, 4/15/24	United States	1,600,000	1,580,880
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	850,000	810,959
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	1,500,000	1,249,635
[a] OI European Group B.V., 144A, 4.75%, 2/15/30	Netherlands	1,200,000	1,006,572
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	429,000	425,266
[a] PMHC II Inc., Sr. Unsecured, 144A, 9.00%, 2/15/30	United States	700,000	494,441
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 144A, 4.00%, 10/15/27	United States	1,700,000	1,456,951
[a] Roller Bearing Co. of America Inc., Sr. Secured, 144A, 4.375%, 10/15/29	United States	800,000	681,733
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	1,400,000	1,326,276
[a] Unifrax Escrow Issuer Corp., senior bond, 144A, 5.25%, 9/30/28	United States	500,000	399,900
			22,311,747
Media & Entertainment 10.2%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,600,000	1,506,320
CCO Holdings LLC/CCO Holdings Capital Corp.,

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] senior bond, 144A, 5.375%, 6/01/29	United States	800,000	716,736
[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,400,000	2,000,360
[a] Clear Channel International BV, senior secured note, first lien, 144A,
6.625%, 8/01/25	United States	700,000	651,973
[a] Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29	United States	800,000	577,624
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	300,000	254,092
[a] Cogent Communications Group Inc., senior secured note, 144A, 3.50%,
5/01/26	United States	1,200,000	1,106,028
[a] CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,500,000	2,094,100
Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a] first lien, 144A, 5.375%, 8/15/26	United States	900,000	226,125
[a] senior note, 144A, 6.625%, 8/15/27	United States	900,000	112,500
[a] DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Secured, 144A,
5.875%, 8/15/27	United States	2,300,000	1,969,501
[a] DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	1,500,000	1,113,427
[a] Everi Holding Inc. Co., 144A, 5.00%, 7/15/29	United States	1,200,000	1,015,608
[a] Motion Bondco DAC, 144A, 6.625%, 11/15/27	United Kingdom	300,000	237,929
Netflix Inc.,
senior bond, 5.75%, 3/01/24	United States	1,100,000	1,118,282
senior unsecured, 6.375%, 5/15/29	United States	800,000	809,412
senior unsecured note, 5.875%, 11/15/28	United States	800,000	784,168
[a] Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A,
6.00%, 2/15/28	United States	800,000	576,078
[a] Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30	United States	400,000	295,038
[a] Sirius XM Radio Inc., 144A, 4.00%, 7/15/28	United States	1,600,000	1,389,672
[a] Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27	United States	1,800,000	1,717,200
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%,
8/15/30	United Kingdom	1,000,000	824,345
			21,096,518
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
[a] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	2,200,000	1,579,061
[a] Bausch Health Cos. Inc., senior secured note, 144A, 4.875%, 6/01/28	Canada	1,000,000	784,620
[a] Jazz Securities DAC, senior secured note, 144A, 4.375%, 1/15/29	United Kingdom	1,800,000	1,604,613
[a] Organon & Co./Organon Foreign Debt Co-Issuer BV, senior secured note,
144A, 4.125%, 4/30/28	United States	1,600,000	1,421,960
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	500,000	381,575
Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 5/09/27	Israel	800,000	684,294
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	800,000	658,604
			7,114,727
Retailing 2.2%
[a] Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
6.75%, 1/15/30	United States	800,000	616,304
[a] Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,800,000	1,652,968
Macy's Retail Holdings LLC,
[a] 144A, 5.875%, 3/15/30	United States	1,200,000	1,008,960
[a] 144A, 6.125%, 3/15/32	United States	500,000	418,585
[a] Papa John's International Inc., 144A, 3.875%, 9/15/29	United States	500,000	413,175
[a] The Gap Inc., 144A, 3.625%, 10/01/29	United States	600,000	422,427
			4,532,419
Software & Services 1.0%
[a] Gartner Inc., senior note, 144A, 4.50%, 7/01/28	United States	1,200,000	1,104,000
[a] Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	1,300,000	942,070
			2,046,070
Technology Hardware & Equipment 0.2%
[a] Condor Merger Sub Inc., 144A, 7.375%, 2/15/30	United States	500,000	407,865

Telecommunication Services 2.6%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	1,000,000	841,060
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,000,000	922,150
[a] CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,100,000	814,734

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Iliad Holding SASU, senior secured note, 144A, 6.50%, 10/15/26	France	1,300,000	1,172,301
T-Mobile USA Inc., senior bond, 2.875%, 2/15/31	United States	1,900,000	1,580,990
			5,331,235
Transportation 0.4%
[a] First Student Bidco Inc. / First Transit Parent Inc., Sr. Secured, 144A,
4.00%, 7/31/29	United States	1,000,000	801,634
Utilities 5.7%
Calpine Corp.,
[a] senior secured note, first lien, 144A, 4.50, 2/15/28	United States	1,500,000	1,364,786
[a] senior note, 144A, 5.125%, 3/15/28	United States	1,000,000	882,745
[a] InterGen NV, senior secured note, 144A, 7.00%, 6/30/23	Netherlands	1,300,000	1,253,408
[a] Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29	United States	1,600,000	1,279,921
[a] Sensata Technologies B.V., senior note, 144A, 4.00%, 4/15/29	Netherlands	1,000,000	850,290
Talen Energy Supply LLC,
[b] senior note, 6.50%, 6/01/25	United States	1,000,000	639,955
[a,b] senior note, 144A, 7.625%, 6/01/28	United States	2,200,000	2,159,328
[a] TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29	United States	1,000,000	842,876
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,600,000	2,459,990
			11,733,299
Total Corporate Bonds & Notes (Cost $220,875,031)			186,155,437
Senior Floating Rate Interests 3.9%
Materials 1.7%
Hexion Holdings Corporation,
2022 USD 2nd Lien Term Loan, 8.871%, 3/15/30	United States	1,186,047	1,049,651
2022 USD Term Loan, 5.92%, 3/15/29	United States	1,100,000	990,688
PMHC II Inc., 2022 Term Loan B, 5.29%, 4/23/29	United States	1,700,000	1,491,044
			3,531,383
Media & Entertainment 0.8%
Diamond Sports Group LLC, 2022 First Priority Term Loan, 9.181%,
5/26/26	United States	199,818	199,402
Fertitta Entertainment LLC, 2022 Term Loan B, 5.53%, 1/27/29	United States	1,695,750	1,568,577
			1,767,979
Software & Services 1.4%
Athenahealth Inc.,
[d] 2022 Delayed Draw Term loan, TBD, zero cpn, 2/15/29	United States	246,377	227,592
2022 Term Loan B, 5.009%, 2/15/29	United States	1,453,623	1,342,791
McAfee LLC, 2022 USD Term Loan B, 5.145%, 3/01/29	United States	1,400,000	1,278,669
			2,849,052
Total Floating Rate Loans (Cost $8,883,665)			8,148,414
Total Investments before Short Term Investments (Cost $229,758,696)			194,303,851
Short Term Investments 3.5%
U.S. Government & Agency Securities (Cost $7,135,000) 3.5%
[e] Federal Home Loan Bank Discount Notes, 7/01/22		7,135,000	7,135,000
Total Investments (Cost $236,893,696) 97.6%			201,438,851

Other Assets, less Liabilities 2.4%			4,981,024
Net Assets 100.0%			$206,419,875

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was
$156,818,404, representing 76.0% of net assets.
bDefaulted Securities.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread..
eThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind
TBD	-	To be determined
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
Municipal Bonds 101.2%
Alabama 4.7%
Black Belt Energy Gas District,
Refunding, VRDN, 4.00%, 6/01/51	1,000,000	$1,014,872
Project No.4, Series 2019A-1, VRDN, 4.00%, 12/01/49	1,000,000	1,014,212
Gas Project Revenue Bonds, Project No.7-S, VRDN, 4.00%, 10/01/52	500,000	506,256
[a] Series 2022D-1, VRDN, 4.00%, 7/01/52	500,000	515,050
County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	79,856
Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000	100,900
Southeast Energy Authority,
Cooperative District, Series 2021A, VRDN, 4.00%, 11/01/51	500,000	503,362
Cooperative District, Series 2022B-1, VRDN, 5.00%, 5/01/53	500,000	529,193
		4,263,701
Alaska 0.3%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation
Obligated Group, Refunding, 4.00%, 4/01/32	100,000	101,973
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	153,945
		255,918
Arizona 1.6%
Arizona Industrial Development Authority, Leman Academy of Excellence Obligated Group, Refunding,
4.00%, 7/01/29	250,000	249,437
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	108,150
Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	149,851
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%,
7/01/31	100,000	103,030
La Paz County Industrial Development Authority,
5.00%, 2/15/31	100,000	104,699
5.00%, 2/15/28	100,000	104,358
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000	194,224
[a] Sierra Vista Industrial Development Authority, Georgetown Community Development Authority, 9.00%,
10/01/37	250,000	250,459
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%,
12/01/31	200,000	181,760
		1,445,968
Arkansas 0.2%
Arkansas Development Finance Authority,
Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	99,795
Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	106,617
		206,412
California 14.2%
California Municipal Finance Authority,
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	106,677
Series 2020B, 4.00%, 9/01/30	50,000	49,526
AMT, Series 2018A, 3.50%, 12/31/35	100,000	91,842
Series 2021A, 4.00%, 9/01/30	205,000	199,957
Caritas Corp., Refunding, Series 2021B, 3.00%, 8/15/31	200,000	172,709
Series 2021C, 4.00%, 9/01/31	295,000	286,728
Republic Services, Inc., AMT, VRDN, .375%, 7/01/51	2,000,000	1,999,079
[b] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	150,000
California School Finance Authority,
Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000	195,728
[a] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	242,944
Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	105,504
California Statewide Communities Development Authority,
Community Facilities District No 2018, 4.00%, 9/01/30	150,000	148,375
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	128,592
Community Facilities District No 2015, 4.00%, 9/01/29	110,000	111,211
Special Assessment, Series 2020B, 4.00%, 9/02/30	125,000	123,557
4.00%, 9/01/31	200,000	194,332

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	143,640
Special Assessment, 4.00%, 9/02/28	250,000	249,251
Special Assessment, 4.00%, 9/02/31	100,000	96,826
Southern California Edison Co, Refunding, 1.75%, 9/01/29	1,500,000	1,277,211
California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000	50,002
Community Facilities District No 2015-01, 5.00%, 9/01/27	75,000	78,457
Rady Children's Hospital Obligated Group, Refunding, Series 2008B, Daily, VRDN,
.56%, 8/15/47	400,000	400,000
Chino Community Facilities District, 4.00%, 9/01/30	150,000	148,579
Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000	98,456
City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000	145,001
City of Fontana, Community Facilities District No 85, 4.00%, 9/01/30	150,000	148,579
City of Gardena, 2.066%, 4/01/26	1,000,000	951,471
City of Ontario, Community Facilities District No 45, 4.00%, 9/01/31	150,000	147,684
City of Palm Desert, Community Facilities District No 2021-1, Refunding, 3.00%, 9/01/31	100,000	87,801
City of Rancho Cordova,
Community Facilities District No 2014-1, 4.00%, 9/01/28	215,000	217,518
Community Facilities District No 2014-1, 5.00%, 9/01/31	205,000	221,904
City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	197,510
Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No
17-1, 4.00%, 9/01/34	105,000	102,491
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	108,814
CSCDA Community Improvement Authority, 2.875%, 8/01/41	250,000	217,277
Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	98,080
Irvine Ranch Water District, Improvement District, Special Assessment, Series 2019B, Daily, VRDN, 0.47%,
10/01/41	480,000	480,000
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	269,243
Jurupa Community Services District, 4.00%, 9/01/28	145,000	146,858
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	133,013
Metropolitan Water District of Southern California, Refunding, Series 2018A-1, Daily, VRDN, 0.50%, 7/01/37	300,000	300,000
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	106,232
Poway Unified School District, 5.00%, 9/01/32	250,000	277,166
River Islands Public Financing Authority, Series 2021A-2, 4.00%, 9/01/30	200,000	194,059
Riverside Unified School District, 4.00%, 9/01/30	245,000	243,518
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	137,884
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	110,773
Sulphur Springs Union School District, Community Facilities District No 2014-1, 5.00%, 9/01/31	135,000	146,179
Three Rivers Levee Improvement Authority, Refunding, 4.00%, 9/01/31	100,000	98,456
Transbay Joint Powers Authority, Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	500,000	465,927
University of California, Refunding, Series 2013AL-1, Daily, VRDN, 0.45%, 5/15/48	300,000	300,000
		12,902,621
Colorado 1.5%
Colorado Educational & Cultural Facilities Authority,
Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	192,009
Daughters of Israel, Inc., Series2006B-4, Daily, VRDN, .65%, 12/01/35	200,000	200,000
Colorado Health Facilities Authority,
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	94,410
Series 2019A-1, 5.00%, 8/01/33	160,000	169,085
Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	162,805
Regional Transportation District,
Refunding, 5.00%, 1/15/32	250,000	263,207
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	113,158
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	99,643
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	93,987
		1,388,304
Connecticut 1.8%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000	128,437
Connecticut State Health & Educational Facilities Authority,
Series 2020A, 5.00%, 1/01/30	150,000	154,433
Series 2017I-1, 5.00%, 7/01/29	135,000	146,270
State of Connecticut, Social Bond, Sereis 2021B, 3.00%, 6/01/32	1,050,000	1,008,217

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/01/31	200,000	187,995
		1,625,352
Delaware 0.1%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	100,906

District of Columbia 0.2%
District of Columbia, Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	216,734

Florida 14.8%
Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%, 6/15/32	200,000	200,784
Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	195,000	176,622
Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%,
5/01/30	145,000	129,277
Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	120,000	109,722
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	87,808
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A, 2.75%,
5/01/31	90,000	75,914
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	43,706
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	126,747
Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	170,382
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	87,894
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	85,444
Black Creek Community Development District, Special Assessment, Special Assessment, Series 2022,
5.125%, 6/15/32	100,000	99,612
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	107,846
Capital Trust Agency, Inc.,
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	99,919
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	200,456
Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	87,027
WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	257,365
3.00%, 7/01/31	125,000	104,173
Celebration Community Development District, Assessment Area One Project, Special Assessment, 2.25%,
5/01/26	105,000	95,037
[a] Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000	281,616
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	144,819
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	85,067
Cordova Palms Community Development District,
Special Assessment, 2.80%, 5/01/31	100,000	83,878
[a] Assessment Area 1, Special Assessment, 4.80%, 5/01/27	135,000	135,240
County of Osceola, Refunding, Series 2020A-2, zero cpn, 10/01/32	150,000	92,932
Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	121,181
Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	52,698
Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	150,000	148,068
DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	84,485
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	83,496
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	86,090
Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	86,739
Entrada Community Development District, Special Assessment, 2.125%, 5/01/26	100,000	91,178
Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	90,000	75,720
Florida Development Finance Corp., Brightline Trains Florida LLC, AMT, 6.75%, 12/01/56	250,000	247,183
Florida Development Finance Corp.,
Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	170,717
Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	187,922
4.00%, 6/01/31	100,000	91,529
Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,411,549
Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%,
5/01/30	145,000	131,834
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	143,185
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment,
3.25%, 5/01/30	100,000	87,441
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	95,721
Hills of Minneola Community Development District,

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	88,813
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	75,000	67,957
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment,
4.00%, 11/01/25	85,000	84,826
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%,
5/01/31	100,000	83,087
Kindred Community Development District II,
Special Assessment, 3.00%, 5/01/30	155,000	135,716
Special Assessment, 2.20%, 5/01/26	70,000	63,716
Kingman Gate Community Development District,
Special Assessment, 3.125%, 6/15/30	110,000	97,770
Special Assessment, 2.50%, 6/15/26	85,000	78,175
Lakes of Sarasota Community Development District,
Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	115,552
Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	106,187
Lakewood Ranch Stewardship District,
Special Assessment, 3.20%, 5/01/30	175,000	154,404
Special Assessment, 3.125%, 5/01/30	60,000	52,591
Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	87,926
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%,
5/01/31	100,000	85,296
Laurel Road Community Development District, Special Assessment, Series 2021A-1, 2.60%, 5/01/26	100,000	92,002
Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	200,000	197,510
Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	45,335
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%,
5/01/31	75,000	63,124
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	144,366
Mirada Community Development District, Assessment Area Four, Special Assessment, 3.25%, 5/01/32	200,000	168,466
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	84,946
North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series
2021A, 3.25%, 5/01/31	100,000	84,340
North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	280,000	277,369
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	87,192
[a] Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc. Obligated Group,
Refunding, Series 2023A, 5.00%, 8/01/32	500,000	516,249
[a] Palm Beach County Health Facilities Authority, Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	100,000	108,046
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment, 4.15%,
5/01/27	200,000	199,617
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	87,554
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	85,112
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding,
Series 2020A-2, 3.30%, 5/01/30	150,000	131,886
Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%,
5/01/31	100,000	85,067
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	85,435
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	87,244
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/23	35,000	34,802
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	29,519
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	38,652
Rivers Edge II Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	83,965
Rivers Edge III Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	91,227
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%,
6/15/30	80,000	69,463
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	121,340
Sandmine Road Community Development District,
Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	87,790
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	50,000	44,975
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	120,000	111,317
Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	90,661
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	136,296
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	85,621
Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%,
5/01/31	75,000	63,013

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	84,928
Summer Woods Community Development District, Assessment Area Three Project, Special Assessment,
3.15%, 5/01/31	75,000	63,196
Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	235,000	236,463
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	84,721
Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%,
6/15/30	150,000	129,703
Tohoqua Community Development District,
Special Assessment, 2.875%, 5/01/31	100,000	84,266
Special Assessment, 2.50%, 5/01/26	140,000	128,462
Tradition Community Development District No 9, Special Assessment, 2.70%, 5/01/31	100,000	83,004
Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	87,341
V-Dana Community Development District,
Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	132,806
Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%,
5/01/31	100,000	85,743
Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	85,502
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	109,148
Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	92,212
West Villages Improvement District, Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	86,721
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	89,788
Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	222,301
		13,473,845
Georgia 4.2%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association,
Inc., Series 2005B, Daily, VRDN, 0.68%, 7/01/35	220,000	220,000
Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%,
12/01/36	100,000	81,065
George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	309,442
Main Street Natural Gas, Inc.,
Series 2019A, 5.00%, 5/15/29	100,000	106,399
Gas Supply Revenue, Sereis 2022C, VRDN, 4.00%, 8/01/52	1,500,000	1,475,969
Series 2022A, VRDN, 4.00%, 9/01/52	1,500,000	1,489,576
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	107,574
		3,790,025
Guam 0.1%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	132,541

Illinois 15.0%
Chicago Board of Education,
Refunding, Series2021B, 5.00%, 12/01/30	435,000	457,421
Refunding, Series2021B, 5.00%, 12/01/31	250,000	261,865
Refunding, Series2019A, 5.00%, 12/01/30	500,000	520,690
Chicago Park District,
Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	109,596
Refunding, Series2018B, 5.00%, 1/01/29	770,000	837,507
City of Berwyn, Refunding, Series 2022B, 4.00%, 12/01/41	1,000,000	1,014,938
City of Chicago,
zero cpn, 1/01/31	875,000	611,257
Refunding, Series2021A, 5.00%, 1/01/33	500,000	521,267
Illinois Finance Authority,
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%,
5/15/24	245,000	250,268
Refunding, 4.00%, 10/01/31	180,000	169,088
Refunding, Daily, VRDN, 1.665%, 11/01/34	400,000	396,944
2018 Blue Island LLC, 4.25%, 12/01/28	100,000	1
Metropolitan Pier & Exposition Authority,
McCormick Project, Refunding, zero cpn, 6/15/28	100,000	80,354
McCormick Project, zero cpn, 12/15/32	85,000	54,982
McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	985,864
Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	107,545
Southwestern Illinois Development Authority, Madison County Community Unit School District No 7
Edwardsville, Refunding, zero cpn, 12/01/24	245,000	228,331

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

State of Illinois,
Series 2017C, 5.00%, 11/01/29	200,000	213,002
Series 2020B, 5.00%, 10/01/31	150,000	161,078
Refunding, Series 2018B, 5.00%, 10/01/31	475,000	502,565
5.50%, 5/01/30	175,000	193,586
Series 2021B, 3.00%, 12/01/41	500,000	390,108
5.50%, 1/01/30	670,000	748,253
3.50%, 6/01/31	745,000	722,692
Refunding, Series 2022B, 5.00%, 3/01/26	1,000,000	1,063,438
State of Illinois Sales Tax Revenue,
Refunding, Series 2016D, 4.00%, 6/15/30	625,000	632,415
Junior Obligation, Series 2021A, 4.00%, 6/15/27	1,485,000	1,533,093
Junior Obligation, Refunding, 5.00%, 6/15/30	695,000	756,381
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	125,000	108,320
Village of Villa Park, Garden Station Redevelopment Area, zero cpn, 12/31/38	100,000	69,031
		13,701,880
Indiana 0.7%
City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	124,614
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	89,472
Indiana Finance Authority,
Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	135,992
University of Evansville, 7.00%, 9/01/32	180,000	173,154
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	88,094
		611,326
Iowa 0.8%
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	710,000	685,560

Kansas 0.2%
City of Manhattan, Meadowlark Hills Retirement Community Obligated Group, Refunding, Series 2021A,
4.00%, 6/01/28	170,000	165,114

Kentucky 0.9%
County of Owen, Refunding, VRDN, 2.45%, 6/01/39	100,000	90,129
Kentucky Public Energy Authority, Kentucky Public Energy Authority, Series 2022A2, Daily, VRDN, 2.212%,
8/01/52	625,000	595,486
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	95,803
		781,418
Louisiana 0.8%
Lakeshore Villages Master Community Development District, Special Assessment, Series 2022I, 5.00%,
6/01/32	245,000	248,063
Louisiana Local Government Environmental Facilities & Community Development
Authority,
5.00%, 7/01/29	100,000	95,843
Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	129,619
3.90%, 11/01/44	190,000	150,764
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	107,282
		731,571
Maryland 0.6%
City of Baltimore, Refunding, 3.25%, 6/01/31	100,000	87,739
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	128,257
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%,
6/01/27	100,000	108,534
Maryland Health & Higher Educational Facilities Authority,
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	147,143
Refunding, 5.00%, 6/01/30	100,000	106,798
		578,471
Massachusetts 0.6%
Massachusetts Development Finance Agency,
Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	222,920
Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000	201,333

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	103,502
		527,755
Michigan 0.8%
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	98,816
Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	115,000	111,717
Michigan Finance Authority,
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000	193,827
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	282,377
		686,737
Minnesota 1.1%
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	106,105
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	136,985
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	120,063
Housing & Redevelopment Authority of The City of St Paul Minnesota, Episcopal Homes Obligated Group,
Refunding, 4.00%, 11/01/33	135,000	118,092
Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series 2022B, 5.00%,
10/01/30	250,000	277,890
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	107,944
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	107,293
		974,372
Mississippi 0.4%
Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	161,135
Mississippi Home Corp.,
Patriot Services Group Obligated Group, 3.50%, 6/01/33	100,000	82,236
Patriot Services Group Pascagoula Portfolio II Obligated Group, 3.65%, 6/01/33	100,000	83,452
		326,823
Missouri 1.4%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%,
3/01/29	130,000	137,457
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	80,000	72,885
Missouri Development Finance Board, City of Independence, Refunding, 5.00%, 3/01/30	930,000	980,951
St Louis County Industrial Development Authority, Refunding, 5.00%, 9/01/27	100,000	100,309
		1,291,602
Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	107,698

Nevada 1.0%
City of Carson City, 5.00%, 9/01/28	140,000	151,302
City of Las Vegas,
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	144,826
Special Assessment, 4.00%, 12/01/22	95,000	95,166
Special Assessment, 2.50%, 6/01/29	200,000	168,007
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	260,947
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	110,808
		931,056
New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	112,372

New Jersey 6.1%
Camden County Improvement Authority, Camden Prep High School Project, 5.00%, 7/15/32	250,000	258,650
New Jersey Economic Development Authority,
AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	88,306
5.00%, 7/01/32	100,000	98,533
5.00%, 6/15/31	200,000	217,945
United Airlines, Inc., 5.25%, 9/15/29	250,000	252,887
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	251,769
New Jersey Health Care Facilities Financing Authority,
Virtua Health Obligated Group, Series 2009B, Daily, VRDN, .35%, 7/01/43	400,000	400,000
Virtua Health Obligated Group, Series 2009C, Daily, VRDN, .35%, 7/01/43	200,000	200,000
New Jersey Transportation Trust Fund Authority,

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Refunding, 5.00%, 12/15/28	100,000	109,005
Transportation Program Bonds, Sereis 2022BB, 5.00%, 6/15/34	1,000,000	1,076,250
Refunding, Series 2021A, 5.00%, 6/15/28	265,000	287,842
Refunding, Series 2021A, 5.00%, 6/15/31	1,820,000	1,994,352
Pinelands Regional School District, 3.00%, 8/01/27	100,000	99,972
State of New Jersey, Series 2020A, 4.00%, 6/01/31	180,000	190,083
		5,525,594
New York 3.6%
Genesee County Funding Corp., Rochester Regional Health Obligated Group, 5.00%, 12/01/29	200,000	214,636
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	270,000	290,566
Green Bond, Series 2017C-1, 5.00%, 11/15/30	730,000	774,138
Refunding, Series 2008A-1, Daily, VRDN, .60%, 11/01/31	300,000	300,000
New York State Dormitory Authority, St Joseph's College, 5.00%, 7/01/30	65,000	70,211
New York Transportation Development Corp., American Airlines, Inc., AMT, 3.00%, 8/01/31	210,000	192,140
New York Transportation Development Corp.,
Laguardia Gateway Partners LLCTerm B, AMT, 5.00%, 7/01/30	100,000	103,157
AMT, 5.25%, 8/01/31	95,000	99,002
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	225,000	218,818
AMT, Refunding, 5.00%, 12/01/30	100,000	106,160
Refunding, 5.00%, 12/01/30	150,000	160,892
AMT, 2.25%, 8/01/26	150,000	140,641
Port Authority of New York & New Jersey, Refunding, Series 2022-230th, 3.00%, 12/01/31	500,000	470,668
Triborough Bridge & Tunnel Authority, Refunding, Series 2001C, Daily, VRDN, 0.60%, 1/01/32	150,000	150,000
		3,291,029
North Carolina 0.1%
North Carolina Medical Care Commission, 5.00%, 10/01/27	100,000	106,732

North Dakota 0.1%
County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	75,420

Ohio 2.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding,
4.00%, 11/15/33	150,000	148,544
Buckeye Tobacco Settlement Financing Authority, Refunding, Series 2020A-2, Class 1, 5.00%, 6/01/28	175,000	188,463
County of Cuyahoga OH, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	600,000	605,032
County of Franklin,
Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	111,657
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	99,859
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	187,762
Nationwide Children's Hospital, Inc., 5.00%, 11/01/28	100,000	111,439
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	107,716
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	105,925
Ohio Air Quality Development Authority, AMT, 3.75%, 1/15/28	100,000	101,588
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	304,300
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	213,538
		2,285,823
Oregon 0.2%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	215,036

Pennsylvania 1.6%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	103,033
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	102,938
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated Group, 5.00%,
7/01/32	150,000	156,400
Franklin County Industrial Development Authority, 5.00%, 12/01/28	100,000	100,376
Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding,
VRDN, 2.45%, 12/01/39	100,000	94,704
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%,
11/15/33	125,000	120,783
Philadelphia Authority for Industrial Development,
MaST Community Charter School II, 5.00%, 8/01/30	150,000	155,073

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Philadelphia Electrical & Technology Charter High School, 4.00%, 6/01/31	100,000	96,503
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	442,178
Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series
2020A, 5.00%, 7/01/30	100,000	109,095
		1,481,083
Puerto Rico 3.0%
Commonwealth of Puerto Rico,
Series 2021A1, 5.25%, 7/01/23	210,753	214,634
Series 2021A1, 5.375%, 7/01/25	10,723	11,143
Series 2021A1, 5.625%, 7/01/27	10,626	11,318
Series 2021A1, 5.625%, 7/01/29	10,454	11,245
Series 2021A1, 5.75%, 7/01/31	10,154	11,112
Series 2021A1, 4.00%, 7/01/33	359,628	330,361
Series 2021A1, 4.00%, 7/01/35	8,654	7,773
Series 2021A1, 4.00%, 7/01/37	7,428	6,593
Series 2021A1, 4.00%, 7/01/41	10,099	8,769
Series 2021A1, 4.00%, 7/01/46	110,503	93,114
Series 2021A, zero cpn, 7/01/24	4,953	4,536
Series 2021A, zero cpn, 7/01/33	12,391	6,978
VRDN, zero cpn, 11/01/43	48,075	23,978
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	375,890	333,602
Puerto Rico Electric Power Authority,
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	174,446
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	178,185
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	204,652
Series 2007CC, 5.50%, 7/01/28	155,000	162,390
Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	261,586
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn, 7/01/31	1,043,000	707,625
		2,764,040
South Carolina 0.6%
County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%,
11/01/26	100,000	90,637
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	100,777
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	80,036
Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	80,121
Columbia Portfolio Obligated Group, zero cpn, 6/01/37	315,000	206,399
		557,970
Tennessee 1.5%
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	100,043
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	106,091
Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	110,406
Tennessee Energy Acquisition Corp., Series 2021A, VRDN, 5.00%, 5/01/52	1,000,000	1,061,183
		1,377,723
Texas 8.1%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	102,305
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	105,028
City of Celina,
Special Assessment, 3.625%, 9/01/30	125,000	111,401
Special Assessment, Refunding, 4.00%, 9/01/30	190,000	190,019
Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	157,701
Edgewood Creek Public Improvement District, Special Assessment, 3.75%,
9/01/31	180,000	153,677
The Parks at Wilson Creek Public Improvement District, Special Assessment,
3.25%, 9/01/31	110,000	94,164
Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	100,000	88,426
Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	100,000	97,384
City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	90,623
City of Fate,
Williamsburg East Public Improvement District, Special Assessment, 3.375%,
8/15/30	145,000	126,548

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	97,000	88,081
City of Garland, Refunding, 5.00%, 2/15/27	100,000	111,387
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%,
10/01/30	140,000	121,142
City of Kyle,
Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	88,828
Plum Creek North Public Improvement District, Special Assessment, 4.375%,
9/01/32	215,000	201,533
Kyle 57 Public Improvement District, Special Assessment, 4.75%, 9/01/32	133,000	128,825
City of Lago Vista,
Special Assessment, Refunding, 3.125%, 9/01/30	130,000	116,502
Tessera on Lake Travis Public Improvement District, Special Assessment,
Refunding, 5.00%, 9/01/30	140,000	134,792
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	88,045
City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	64,962
City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	151,365
City of Oak Point, Special Assessment, 3.25%, 9/01/30	155,000	136,450
City of Pilot Point,
Creekview Public Improvement District, Zone A I, Special Assessment, 5.25%,
9/15/32	150,000	147,435
Creekview Public Improvement District, Zone A R, Special Assessment, 5.75%,
9/15/32	145,000	142,575
City of Princeton,
Special Assessment, 3.25%, 9/01/30	100,000	88,822
Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	84,623
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	142,664
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	89,171
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	129,423
County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	90,247
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	106,229
Hidalgo County Regional Mobility Authority, Senior Lien, Series 2022A, 5.00%, 12/01/33	350,000	366,843
New Hope Cultural Education Facilities Finance Corp.,
4.00%, 1/01/29	100,000	89,828
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,438
5.00%, 4/01/31	30,000	32,850
5.00%, 4/01/29	100,000	111,449
North Parkway Municipal Management District No 1,
Special Assessment, 4.25%, 9/15/31	152,000	143,669
Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	44,145
Port Freeport,
AMT, Series 2019A, 5.00%, 6/01/31	100,000	110,226
AMT, 5.00%, 6/01/32	855,000	934,909
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/30	1,400,000	1,492,476
Viridian Municipal Management District,
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	53,000	49,099
Special Assessment, 2.875%, 12/01/30	100,000	84,671
		7,330,980
U. S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax,
Refunding, Series 2022A, 5.00%, 10/01/30	250,000	257,485

Utah 1.0%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	101,262
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	210,838
Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	232,822
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	254,898
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	100,283
		900,103
Vermont 0.1%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	108,722

Virginia 1.3%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	95,132

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Virginia College Building Authority, University of Richmond, Refunding, Daily, VRDN, 0.68%, 11/01/36	200,000	200,000
Virginia Small Business Financing Authority,
National Senior Campuses, Inc.Obligated Group, Refunding, 5.00%, 1/01/33	100,000	108,480
[a] Elizabeth River Crossings OpCo LLC, AMT, Refunding, 4.00%, 7/01/32	750,000	735,485
		1,139,097
Washington 1.0%
City of Seattle, 4.00%, 7/01/28	100,000	107,191
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	105,469
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	111,289
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	110,890
Washington Health Care Facilities Authority, 3.00%, 12/01/34	125,000	111,199
Washington State Housing Finance Commission,
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A,
5.00%, 1/01/34	100,000	97,191
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	92,095
eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	91,397
Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	80,050

		906,771
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	250,212

Wisconsin 1.6%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	117,565
Public Finance Authority,
Refunding, 5.00%, 10/01/29	100,000	104,372
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	95,490
Refunding, 5.00%, 10/01/24	100,000	102,460
Refunding, 5.00%, 1/01/30	250,000	275,355
VRDN, 3.50%, 12/01/50	100,000	82,156
Signature Preparatory, 5.00%, 6/15/31	120,000	117,709
Refunding, 4.00%, 7/01/31	100,000	89,145
Ocean Academy Charter School, 4.00%, 10/15/31	100,000	90,768
Refunding, 4.00%, 3/01/27	55,000	53,404
Wisconsin Center District, Series 2020C, zero cpn, 12/15/30	365,000	266,985
Wisconsin Health & Educational Facilities Authority, St John's Communities, Inc.Obligated Group, Series
2018A, 4.00%, 9/15/27	100,000	102,379

		1,497,788
Total Investments (Cost $99,053,449) 101.2%		92,087,690

Other Assets, less Liabilities (1.2)%		(1,052,936)
Net Assets 100.0%		$91,034,754

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity purchased on a when-issued basis.
bDefaulted securities.

Abbreviations

Selected Portfolio

CDA - Community Development Authority/Agency

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 78.0%
Australia 2.4%
[a] Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	1,900,000	AUD	$1,229,111
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,200,000	AUD	799,909
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,200,000	AUD	792,285
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	2,500,000	AUD	1,679,355
			4,500,660
Austria 1.3%
Government of Austria,
[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,200,000	EUR	1,090,725
[a,b] Sr. Unsecured, 144A, Reg S, 1.20%, 10/20/25	1,200,000	EUR	1,265,018
			2,355,743
Belgium 2.9%
[a,b] Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	5,500,000	EUR	5,363,065
Canada 5.8%
Government of Canada,
1.25%, 3/01/25	5,000,000	CAD	3,701,756
1.25%, 6/01/30	750,000	CAD	503,575
5.00%, 6/01/37	2,300,000	CAD	2,153,588
senior bond, 2.00%, 9/01/23	5,000,000	CAD	3,837,244
senior bond, 2.00%, 12/01/51	1,100,000	CAD	665,546
			10,861,709
China 10.9%
Agricultural Development Bank of China, Series 2008, Unsecured, 3.45%, 9/23/25	13,000,000	CNY	1,986,824
China Development Bank,
senior note, 2003, 3.23%, 1/10/25	24,000,000	CNY	3,643,252
senior note, 2004, 3.43%, 1/14/27	25,000,000	CNY	3,819,258
China Government Bond,
2.64%, 8/13/22	24,000,000	CNY	3,589,771
2.85%, 6/04/27	25,000,000	CNY	3,768,918
Unsecured, 3.03%, 3/11/26	12,000,000	CNY	1,821,853
The Export-Import Bank of China, Series 2003, Unsecured, 2.17%, 4/07/23	11,000,000	CNY	1,645,664
			20,275,540
Cyprus 1.0%
[a] Government of Cyprus, Reg S, 1.50%, 4/16/27	1,900,000	EUR	1,886,877
France 3.2%
French Republic Government Bond OAT,
[a,c] Reg S, zero cpn, 11/25/29	2,800,000	EUR	2,602,392
[a] Reg S, 1.00%, 11/25/25	3,200,000	EUR	3,338,524
			5,940,916
Germany 15.1%
Government of Germany,
[a] Reg S, 4.25%, 7/04/39	1,000,000	EUR	1,458,086
[a] Reg S, 5.50%, 1/04/31	1,100,000	EUR	1,546,901
[a,c] senior bond, 180, Reg S, zero cpn, 10/18/24	8,500,000	EUR	8,760,110
[a,c] senior bond, Reg S, zero cpn, 8/15/26	14,000,000	EUR	14,123,577
KFW, senior note, 2.05%, 2/16/26	300,000,000	JPY	2,370,100
			28,258,774
Italy 4.2%
Italy Treasury Bond,
[a] senior bond, Reg S, 1.25%, 12/01/26	3,700,000	EUR	3,715,098
[a] senior unsecured bond, Reg S, .05%, 1/15/23	4,000,000	EUR	4,189,411
			7,904,509
Japan 18.8%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	1,000,000,000	JPY	7,935,204

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Government of Japan,
senior bond, 1.00%, 12/20/35	1,300,000,000	JPY	10,156,435
senior bond, 1.50%, 3/20/33	500,000,000	JPY	4,124,736
Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,300,000,000	JPY	9,621,169
Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	550,000,000	JPY	3,331,153
			35,168,697
Mexico 0.1%
[d] Mexican Bonos, senior bond, 8.00%, 11/07/47	3,900,000	MXN	173,101
Netherlands 1.5%
[a,b] Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	2,700,000	EUR	2,761,207
Romania 0.8%
[a] Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,100,000	EUR	1,507,036
Spain 4.6%
Government of Spain,
[c] senior note, zero cpn, 1/31/25	5,000,000	EUR	5,077,218
[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	3,600,000	EUR	3,504,481
			8,581,699
e e Supranational 2.0%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	140,000,000	JPY	1,145,672
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	330,000,000	JPY	2,597,025
			3,742,697
Sweden 1.7%
Government of Sweden,
[a,b] 144A, Reg S, 1.50%, 11/13/23	22,000,000	SEK	2,147,409
senior bond, .75%, 5/12/28	11,000,000	SEK	1,015,141
			3,162,550
United Kingdom 1.7%
[a] United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	2,100,000	GBP	3,078,071

Total Foreign Government and Agency Securities (Cost $173,945,986)			145,522,851
Corporate Bonds & Notes 5.4%
Denmark 0.1%
[a] Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50		DKK	—
[a] Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,057,837	DKK	117,284
			117,284
France 0.8%
[a] Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	477,324
[a] Orange SA, senior note, Reg S, 1.375%, 3/20/28	1,000,000	EUR	976,757
			1,454,081
Germany 1.0%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	1,000,000	EUR	844,450
[a] Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	501,491
[a,c] Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	485,358
			1,831,299
Romania 0.1%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	277,234
United Kingdom 0.5%
[a] RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	1,000,000	EUR	913,502
United States 2.9%
AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	518,831
Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	1,000,000	EUR	916,865
Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	515,281
AT&T Inc., senior note, 0.25%, 3/04/26	1,000,000	EUR	971,946
[a] Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	501,246
Stryker Corp., senior note, 0.25%, 12/03/24	1,000,000	EUR	1,000,662

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

The Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	511,908
Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	508,208
			5,444,947
Total Corporate Bonds & Notes (Cost $11,860,813)			10,038,347
Total Investments before Short Term Investments (Cost $185,806,799)			155,561,198
Short Term Investments 5.4%
U.S. Government & Agency Securities 5.4%
[c] Federal Home Loan Bank Discount Notes, 7/01/22	10,140,000		10,140,000
Total Short Term Investments (Cost $10,140,000)			10,140,000
Total Investments (Cost $195,946,799) 88.8%			165,701,198
Other Assets, less Liabilities 11.2%			20,896,965
Net Assets 100.0%			$186,598,163

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $74,530,319, representing 39.9% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was
$16,924,190, representing 9.1% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.
eA supranational organization is an entity formed by two or more central governments through international treaties.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty [a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	6,265,000	$4,528,530	8/08/22	$201,379	$—
Australian Dollar	CITI	Sell	1,200,000	861,288	8/08/22	32,464	—
Canadian Dollar	CITI	Sell	9,620,000	7,541,620	8/08/22	68,231	—
Canadian Dollar	CITI	Sell	3,500,000	2,790,181	8/08/22	71,173	—
Chinese Yuan	CITI	Sell	133,700,000	20,021,864	8/08/22	61,408	—
Danish Krone	CITI	Sell	1,141,000	163,296	8/08/22	2,347	—
Euro	CITI	Buy	3,500,000	3,662,268	8/08/22	10,025	—
Euro	CITI	Sell	73,970,000	78,755,859	8/08/22	1,144,584	—
Euro	CITI	Sell	3,500,000	3,754,240	8/08/22	81,948	—
Great British Pound	CITI	Buy	1,700,000	2,099,075	8/08/22	—	(30,043)
Great British Pound	CITI	Sell	9,545,968	11,945,443	8/08/22	327,256	—
Hungarian Forint	CITI	Buy	22,203,286	61,451	8/08/22	—	(3,208)
Japanese Yen	CITI	Sell	5,499,000,000	42,572,859	8/08/22	1,962,932	—
Japanese Yen	CITI	Sell	250,000,000	1,887,134	8/08/22	40,893	—
Mexican Peso	CITI	Sell	7,600,000	371,742	8/08/22	—	(3,575)
Polish Zloty	CITI	Sell	8,050,000	1,805,014	8/08/22	21,634	—
South African Rand	CITI	Sell	470,000	29,788	8/08/22	1,101	—
Swedish Krona	CITI	Sell	23,500,000	2,414,627	8/08/22	116,829	—
Swedish Krona	CITI	Sell	11,000,000	1,120,745	8/08/22	45,180	—
Total Forward Exchange Contracts						$4,189,384	$(36,826)
Net unrealized appreciation (depreciation)							$4,152,558
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

OAT - Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 94.0%
Aerospace & Defense 1.8%
Lockheed Martin Corp.,
4.15%, 6/15/53	United States	4,600,000	$4,302,890
senior note, 4.07%, 12/15/42	United States	4,100,000	3,814,347
The Boeing Co.,
Sr. Unsecured note, 3.65%, 3/01/47	United States	7,010,000	4,766,925
Sr. Unsecured, 5.15%, 5/01/30	United States	2,600,000	2,497,878
			15,382,040
Air Freight & Logistics 0.9%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	8,950,000	8,221,839

Airlines 2.3%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%,
10/20/25	United States	13,000,000	12,643,943
United Airlines, senior bond, 2016-1 Class A, 3.45%, 1/07/30	United States	3,812,779	3,313,319
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	4,150,000	3,947,079
			19,904,341
Banks 24.8%
[a] Banco de Chile, senior unsecured, 144A, 2.99%, 12/09/31	Chile	2,400,000	2,008,464
Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	9,300,000	7,395,751
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	8,200,000	7,570,650
Bank of America Corp.,
Sr. Unsecured, 2.676%, 6/19/41	United States	5,000,000	3,604,824
Sr. Unsecured note, 2.592%, 4/29/31	United States	5,000,000	4,245,009
Sr. Unsecured, FRN thereafter, 4.571%, 4/27/33	United States	7,150,000	6,966,873
sub. bond, 4.183%, 11/25/27	United States	12,300,000	11,965,151
[a] BNP Paribas SA, senior note, 144A, FRN thereafter, 4.705%, 1/10/25	France	10,000,000	10,002,680
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,300,000	11,473,021
Citigroup Inc.,
3.057%, 1/25/33	United States	10,000,000	8,485,872
senior bond, FRN thereafter, 3.668%, 7/24/28	United States	7,100,000	6,708,830
[a] Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	France	12,000,000	11,814,401
Deutsche Bank AG, Senior unsecured, 0.898%, 5/28/24	Germany	5,500,000	5,156,552
Deutsche Bank AG/New York NY, senior note, FRN thereafter, 2.129%,
11/24/26	Germany	5,200,000	4,624,932
HSBC Holdings PLC, senior note, FRN thereafter, 1.645%, 4/18/26	United Kingdom	9,000,000	8,256,565
JPMorgan Chase & Co.,
2.963%, 1/25/33	United States	5,000,000	4,295,673
senior bond, FRN thereafter, 2.522%, 4/22/31	United States	8,000,000	6,820,866
sub. bond, 4.25%, 10/01/27	United States	7,100,000	7,039,822
Morgan Stanley,
Sr. Unsecurednote, FRN thereafter, 0.731%, 4/05/24	United States	5,150,000	5,022,629
Sr. Unsecurednote, Series GMTN, to 1/22/24 FRN thereafter, 0.791%, 1/22/25	United States	5,000,000	4,730,109
[a] National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	13,800,000	11,106,498
NatWest Group PLC, subordinated, 5.125%, 5/28/24	United Kingdom	5,300,000	5,328,630
Standard Chartered PLC,
[a] senior note, 144A, FRN thereafter, 1.456%, 1/14/27	United Kingdom	10,000,000	8,830,620
[a] Sr. Unsecured, 144A, 2.608%, 1/12/28	United Kingdom	4,000,000	3,575,658
SVB Financial Group,
senior note, 3.125%, 6/05/30	United States	7,500,000	6,460,794
Series D, 4.25%, 11/15/26	United States	5,000,000	3,782,029
The Goldman Sachs Group Inc.,
Sr. Unsecured, FRN thereafter, 2.64%, 2/24/28	United States	5,000,000	4,541,555
Sr. Unsecured, FRN thereafter, 4.387%, 6/15/27	United States	1,700,000	1,679,493
The PNC Financial Services Group Inc., Junior Subordinated Note, Series
T, to 9/15/26 FRN thereafter, 3.40%, 9/15/26	United States	8,000,000	6,094,571
Truist Bank, sub. note, 3.30%, 5/15/26	United States	5,000,000	4,825,777
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,200,000	6,848,046

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] UniCredit SpA, Sr. Unsecured, 144A, 1.982%, 6/03/27	Italy	8,000,000	6,921,126
Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,700,000	3,771,015
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	3,669,000	3,367,205
			215,321,691
Beverages 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.90%, 2/01/46	United States	5,300,000	4,991,356
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	5,000,000	5,214,640
PepsiCo Inc., Sr. Unsecured, 1.625%, 5/01/30	United States	3,000,000	2,546,555
			12,752,551
Biotechnology 1.4%
AbbVie Inc., Sr. Unsecured, 4.25%, 11/21/49	United States	3,000,000	2,668,329
Bio-Rad Laboratories Inc. 3.30%, 3/15/27	United States	6,350,000	5,997,543
[a] CSL Finance PLC, 144A, 4.25%, 4/27/32	United Kingdom	3,800,000	3,719,819
			12,385,691
Building Products 1.2%
Huntington Ingalls Industries Inc. 0.67%, 8/16/23	United States	5,000,000	4,823,514
MDC Holdings Inc. 2.50%, 1/15/31	United States	8,000,000	5,912,819
			10,736,333
Capital Markets 3.2%
Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	2,984,027
Credit Suisse Group AG,
[a] senior bond,144A, FRN thereafter, 3.869%, 1/12/29	Switzerland	3,900,000	3,508,258
[a] senior note, 144A, FRN thereafter, 2.997%, 12/14/23	Switzerland	7,000,000	6,954,579
Morgan Stanley, senior note, 1.794%, 2/13/32	United States	8,000,000	6,300,632
The Goldman Sachs Group Inc.,
Series V, 4.125%, 11/10/26	United States	4,000,000	3,275,000
sub. note, 4.25%, 10/21/25	United States	5,050,000	5,019,181
			28,041,677
Chemicals 0.7%
DuPont de Nemours Inc., Sr. Unsecured, 5.419%, 11/15/48	United States	6,050,000	6,022,342

Computers & Peripherals 0.3%
Apple Inc., Sr. Unsecured, 2.80%, 2/08/61	United States	4,100,000	2,949,388

Diversified Financial Services 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00%,
10/29/28	Ireland	7,500,000	6,324,476
Air Lease Corp.,Sr. Unsecured note, 0.80%, 8/18/24	United States	7,000,000	6,415,199
American Express Co. 2.25%, 3/04/25	United States	6,000,000	5,771,252
Aon PLC 4.60%, 6/14/44	Ireland	6,800,000	6,137,005
			24,647,932
Diversified Telecommunication Services 3.3%
AT&T Inc., Senior unsecured, 3.50%, 6/01/41	United States	7,000,000	5,600,981
T-Mobile USA Inc., senior bond, 2.875%, 2/15/31	United States	11,000,000	9,153,100
Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	17,000,000	13,869,239
			28,623,320
Electric Utilities 10.3%
Baltimore Gas and Electric Co. 4.55%, 6/01/52	United States	1,900,000	1,844,963
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,000,000	2,301,135
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	3,154,265
Dominion Energy Inc.,Sr. Unsecured note, Series B, 3.30%, 4/15/41	United States	4,000,000	3,145,153
DTE Electric Co., Series B, 3.65%, 3/01/52	United States	9,000,000	7,790,469
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	5,115,000	4,680,743
Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	6,150,000	4,214,974
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	7,000,000	6,005,158
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	8,000,000	7,610,122
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	9,606,266
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,745,000	3,263,814

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

senior bond, 4.75%, 9/01/40	United States	6,298,000	5,794,354
Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	3,150,000	2,452,956
Public Service Enterprise Group Inc., Sr. Unsecured, 2.45%, 11/15/31	United States	10,000,000	8,354,699
Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,100,000	6,938,301
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	12,400,000	11,981,087
			89,138,459
Electronic Equipment, Instruments & Components 1.2%
Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	4,500,000	4,311,448
Jabil Inc., senior note, 3.60%, 1/15/30	United States	1,000,000	891,573
Teledyne FLIR LLC,Sr. Unsecured note, 2.50%, 8/01/30	United States	6,000,000	4,977,762
			10,180,783
Energy Equipment & Services 1.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond,
4.08%, 12/15/47	United States	3,590,000	3,042,360
Energy Transfer LP, Sr. Unsecured, 4.90%, 3/15/35	United States	2,000,000	1,796,691
Kinder Morgan Inc. 2.00%, 2/15/31	United States	6,400,000	5,126,684
[a] Schlumberger Holdings Corp., senior bond, 144A, 4.30%, 5/01/29	United States	6,750,000	6,513,431
			16,479,166
Entertainment 0.2%
[a] Magallanes Inc., 144A, 5.05%, 3/15/42	United States	2,000,000	1,704,666
Equity Real Estate Investment Trusts (REITs) 2.0%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	10,000,000	8,313,728
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,400,000	2,844,288
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	7,000,000	6,577,656
			17,735,672
Food & Staples Retailing 1.6%
[a] Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	2,700,000	2,193,358
JBS Finance Luxembourg Sarl,
[a] 144A, 2.50%, 1/15/27	United States	4,400,000	3,837,641
[a] 144A, 3.625%, 1/15/32	Luxembourg	4,000,000	3,240,900
The Kroger Co., senior bond, 4.45%, 2/01/47	United States	5,000,000	4,526,556
			13,798,455
Food Products 0.6%
Kraft Heinz Foods Co. 5.00%, 6/04/42	United States	6,000,000	5,491,661
Health Care Providers & Services 4.6%
Cigna Corp., senior bond, 4.90%, 12/15/48	United States	2,500,000	2,405,539
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	8,500,000	8,506,400
Elevance Health Inc., Sr. Unsecured, 4.10%, 5/15/32	United States	10,000,000	9,741,764
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	9,000,000	8,660,335
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/51	Ireland	3,000,000	2,338,349
UnitedHealth Group Inc.,
Sr. Unsecured, 3.05%, 5/15/41	United States	8,200,000	6,623,388
Sr. Unsecured, 4.95%, 5/15/62	United States	1,500,000	1,523,955
			39,799,730
Hotels, Restaurants & Leisure 2.2%
Las Vegas Sands Corp.,
Senior unsecured, 3.20%, 8/08/24	United States	12,000,000	11,348,108
Senior unsecured, 3.90%, 8/08/29	United States	6,000,000	4,906,962
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	3,000,000	2,866,583
			19,121,653
Household Durables 0.2%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	2,000,000	1,786,666
Household Products 2.0%
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	9,000,000	7,498,215

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	9,445,640
			16,943,855
Industrial Conglomerates 0.2%
Parker-Hannifin Corp. 4.25%, 9/15/27	United States	1,600,000	1,590,053
Insurance 2.3%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	7,200,000	6,962,403
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,000,000	3,898,171
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	United States	1,650,000	1,415,570
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	4,950,090
The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	3,200,000	2,917,796
			20,144,030
Interactive Media & Services 0.6%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	5,000,000	4,754,005
Internet & Catalog Retail 0.4%
Amazon.com Inc., Sr. Unsecured, 3.95%, 4/13/52	United States	4,000,000	3,702,387
Internet & Direct Marketing Retail 0.8%
Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	7,000,000	6,693,644
Media 2.4%
AT&T Inc., Sr. Unsecured, 3.55%, 9/15/55	United States	4,000,000	3,003,619
Charter Communications Operating LLC/Charter Communications Operating Capital,
senior bond, 2.80%, 4/01/31	United States	8,450,000	6,776,017
senior secured note, 3.50%, 3/01/42	United States	3,500,000	2,434,369
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	6,000,000	6,008,600
Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	2,917,892
			21,140,497
Metals & Mining 0.3%
[a] Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	3,000,000	2,325,915
Multi-Utilities 1.1%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	8,600,000	7,225,238
Sr. Unsecured, 5.15%, 11/15/43	United States	2,000,000	2,049,387
			9,274,625
Oil, Gas & Consumable Fuels 5.2%
Aker BP ASA,
[a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,400,000	3,057,881
[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	4,484,159
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	6,000,000	5,755,478
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	1,200,000	957,008
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	2,452,773
[a] EASTERN GAS TRAN, Sr. Unsecured, 144A, 3.90%, 11/15/49	United States	6,000,000	4,841,700
Energy Transfer LP, Sr. Unsecured, 5.15%, 3/15/45	United States	3,800,000	3,256,199
Exxon Mobil Corp.,
senior bond, 3.567%, 3/06/45	United States	5,750,000	4,862,740
Sr. Unsecured, 3.452%, 4/15/51	United States	5,150,000	4,220,158
TransCanada PipeLines Ltd.,
senior bond, 4.25%, 5/15/28	Canada	8,200,000	7,987,105
senior note, 6.10%, 6/01/40	Canada	3,400,000	3,673,745
			45,548,946
Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	4,051,050
Pharmaceuticals 2.5%
AbbVie Inc., Sr. Unsecured, 4.05%, 11/21/39	United States	5,400,000	4,824,444
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	4,459,000	4,266,984
senior bond, 5.00%, 8/15/45	United States	3,100,000	3,227,403

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Sr. Unsecured, 3.70%, 3/15/52	United States	3,000,000	2,595,616
Takeda Pharmaceutical Co. Ltd., Sr. Unsecured, 3.175%, 7/09/50	Japan	9,000,000	6,750,850
			21,665,297
Real Estate Management & Development 0.3%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,000,000	2,858,851
Road & Rail 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	4,800,000	5,276,659
[a] SMBC Aviation Capital Finance DAC, 144A, 1.90%, 10/15/26	Ireland	2,000,000	1,701,059
			6,977,718
Software 0.9%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	3,600,000	2,586,738
Salesforce Inc., Sr. Unsecured, 1.95%, 7/15/31	United States	1,200,000	1,020,452
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	5,000,000	3,917,489
			7,524,679
Specialty Retail 2.5%
[a] GSK Consumer Healthcare Capital US LLC, 144A, 3.375%, 3/24/27	United States	7,500,000	7,184,690
Home Depot Inc. 3.625%, 4/15/52	United States	3,900,000	3,355,022
Lowe's Cos Inc. 4.25%, 4/01/52	United States	7,000,000	6,077,732
Nordstrom Inc.,
Sr. Unsecured note, 4.25%, 8/01/31	United States	1,600,000	1,216,000
Sr. Unsecured note, 4.375%, 4/01/30	United States	4,000,000	3,117,760
Target Corp. 2.95%, 1/15/52	United States	1,000,000	758,580
			21,709,784
Tobacco 1.6%
[a] Cargill Inc., Sr. Unsecured, 144A, 1.70%, 2/02/31	United States	1,300,000	1,061,983
Imperial Brands Finance PLC,
[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,065,377
[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	10,000,000	9,912,598
			14,039,958
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	5,500,000	5,549,159

Total Corporate Bonds & Notes (Cost $950,233,047)			816,720,509
Discount Notes 0.6%
U.S. Treasury Bond 2.875%, 5/15/52	United States	4,000,000	3,779,063

U.S. Treasury Note 0.125%, 10/15/23	United States	2,000,000	1,928,828
Total Discount Notes (Cost $5,810,430)			5,707,891
Total Investments before Short Term Investments (Cost $956,043,477)			822,428,400
Short Term Investments 3.9%
U.S. Government & Agency Securities 3.9%
[b] Federal Home Loan Bank Discount Notes, 7/01/22	United States	33,950,000	33,950,000
Total Short Term Investments (Cost $33,950,000) 3.9%			33,950,000
Total Investments (Cost $989,993,477) 98.5%			856,378,400
Other Assets, less Liabilities 1.5%			12,670,669
Net Assets 100.0%			$869,049,069

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was
$196,227,594, representing 22.6% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Ultra 10 Yr. U.S. Treasury Note	Short	64	$8,152,000	9/21/22	$148,912
U.S. Treasury 5 Yr. Note	Short	80	8,980,000	9/30/22	95,896
U.S. Treasury 10 Yr. Note	Short	119	14,105,219	9/21/22	223,305

Total Futures Contracts	$468,113
*As of period end.

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust
TRAN	-	Tax and Revenue Anticipation Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Municipal Green Bond ETF	Principal Amount*	Value
Municipal Bonds 99.0%
Alabama 0.3%
County of Mobile, Gomesa Projects, 4.00%, 11/01/45	400,000	$319,424

Alaska 0.1%
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	153,945

Arizona 0.9%
Arizona State University, Green Bond, Series 2016B, 5.00%, 7/01/42	235,000	249,832
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/44	300,000	330,276
Glendale Industrial Development Authority, 4.00%, 5/15/31	400,000	374,627
		954,735
Arkansas 0.1%
Central Arkansas Water, Certified Climate Bond, 4.00%, 10/01/33	100,000	103,958

California 28.6%
Alameda Corridor Transportation Authority, Subordinate Lien, Refunding, Series 2016A, 5.00%, 10/01/22	925,000	932,041
California Community Choice Financing Authority,
Green Bond, Series 2021B-1, VRDN, 4.00%, 2/01/52	4,000,000	4,000,111
Green Bond, VRDN, 4.00%, 10/01/52	3,000,000	3,059,969
California Infrastructure & Economic Development Bank,
California Science Center Foundation, 4.00%, 5/01/46	1,230,000	1,183,210
California Academy of Sciences, Weekly, VRDN, 1.26%, 8/01/47	3,100,000	3,063,445
California State Teachers' Retirement System, 5.00%, 8/01/49	180,000	191,874
California Municipal Finance Authority,
Northbay Healthcare Group Obligated Group, Refunding, 5.00%, 11/01/26	790,000	847,786
CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,387,410
California State Public Works Board, California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	984,399
City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	115,000	120,073
City of Los Angeles, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	919,193
City of San Francisco CA Public Utilities Commission Water Revenue, Green Bond, Refunding, Series
2020A, 4.00%, 11/01/50	100,000	97,103
Clovis Unified School District, Refunding, zero cpn, 8/01/35	200,000	126,740
Konocti Unified School District, Series 2004C, zero cpn, 8/01/28	150,000	120,291
Los Angeles County Metropolitan Transportation Authority, 4.00%, 6/01/35	2,800,000	2,879,106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A,
5.00%, 7/01/44	150,000	164,278
Peninsula Corridor Joint Powers Board/CA, , Peninsula Corridor Joint Powers Board/CA, Series 2022A,
5.00%, 6/01/38	1,000,000	1,145,958
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	104,392
Port of Los Angeles, Green Bond, AMT, Refunding, 5.00%, 8/01/25	95,000	102,043
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	115,000	133,563
San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000	2,083,457
San Diego County Regional Airport Authority, Subordinate Bond, AMT, Series 2021B, 4.00%, 7/01/46	2,000,000	1,877,856
San Francisco Bay Area Rapid Transit District,
Green Bond, 4.25%, 8/01/52	1,000,000	1,007,861
Green Bond, 3.00%, 8/01/36	150,000	137,162
Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,496,255
Southern California Public Power Authority, Tieton Hydropower Project, Refunding, 4.00%, 7/01/38	150,000	150,197
Three Rivers Levee Improvement Authority,
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	254,415
Refunding, 4.00%, 9/01/29	250,000	251,973
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	97,880
Refunding, 4.00%, 9/01/31	200,000	196,911
Transbay Joint Powers Authority,
Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	500,000	465,927
Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	168,417
		31,751,296
Colorado 2.7%
Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	162,473

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Denver Convention Center Hotel Authority, Senior, Refunding, 5.00%, 12/01/23	880,000	905,595
Regional Transportation District, Refunding, 5.00%, 1/15/32	250,000	263,207
Sterling Ranch Community Authority Board, Refunding, Series 2020A, 3.375%, 12/01/30	25,000	21,722
University of Colorado,
Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,465,366
5.00%, 6/01/27	150,000	167,134
		2,985,497
Connecticut 1.0%
Connecticut State Health & Educational Facilities Authority,
Wesleyan University Green Bond, 4.00%, 7/01/31	125,000	134,424
Refunding, Series 2014B, VRDN, 1.80%, 7/01/49	225,000	222,029
Hartford County Metropolitan District, Clean Water Project Revenue, Refunding, Series 2021A, 4.00%,
2/01/39	745,000	746,680
		1,103,133
District of Columbia 3.2%
District of Columbia, Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	908,832
District of Columbia Water & Sewer Authority,
Sub Series 2019A, 4.00%, 10/01/49	570,000	556,292
Sub Series 2022B, 5.00%, 10/01/34	715,000	827,381
Green Bond, Sub Series 2019A, 5.00%, 10/01/44	205,000	225,209
Washington Metropolitan Area Transit Authority, Green Bond, Series 2021A, 4.00%, 7/15/34	1,000,000	1,026,533
		3,544,247
Florida 1.2%
Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%,
5/01/40	840,000	743,499
City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	135,000	150,548
County of Palm Beach FL Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	100,000	106,601
Somerset Community Development District, Special Assessment, Refunding, 4.00%, 5/01/32	415,000	392,192

		1,392,840
Georgia 1.3%
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	786,802
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	101,763
Series 2018B, Monthly, VRDN, 1.461%, 4/01/48	425,000	421,983
Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	107,642
		1,418,190
Illinois 4.2%
Illinois Finance Authority,
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/37	250,000	254,937
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	1,065,000	1,079,512
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B, 5.00%, 12/01/33	1,685,000	1,918,063
Northern Illinois University,
Refunding, 5.00%, 10/01/25	325,000	347,640
Refunding, 5.00%, 10/01/26	295,000	319,678
State of Illinois,
Series 2019B, 4.00%, 11/01/38	200,000	188,725
5.50%, 5/01/30	100,000	110,621
5.50%, 5/01/39	250,000	268,319
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	150,000	129,984
		4,617,479
Indiana 2.1%
Indianapolis Local Public Improvement Bond Bank,
Indianapolis Local Public Improvement Bond Bank, Refunding, 5.00%, 1/01/52	1,000,000	1,123,718
5.00%, 1/15/27	610,000	677,641
5.00%, 7/15/27	450,000	503,459
		2,304,818
Kentucky 2.2%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, 5.00%, 9/01/34	285,000	311,634

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Louisville/Jefferson County Metropolitan Sewer District, Green Bond, Refunding, Series 2022A, 4.00%,
5/15/34	2,000,000	2,100,778
		2,412,412
Louisiana 2.8%
Louisiana Local Government Environmental Facilities & Community Development
Authority,
Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	782,100
4.50%, 11/01/47	1,000,000	821,604
3.90%, 11/01/44	500,000	396,748
Terrebonne Levee & Conservation District, Series 2020B, 4.00%, 6/01/39	1,000,000	1,012,265
Terrebonne Levee & Conservation District Sales Tax Revenue, Green Bond, Series 2020B, 4.00%, 6/01/40	100,000	100,950
		3,113,667
Maine 0.3%
City of Portland ME General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	238,337
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	150,338
		388,675
Maryland 2.8%
County of Prince George's, Series 2017A, 3.00%, 9/15/32	100,000	99,466
Maryland Community Development Administration, Series 2021C, 0.375%, 7/01/23	500,000	492,223
Maryland Economic Development Corp., Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,051,790
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding,
4.00%, 1/01/30	365,000	370,396
Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	95,071
		3,108,946
Massachusetts 3.4%
Massachusetts Clean Energy Cooperative Corp., Green Bond, 2.135%, 7/01/29	1,295,000	1,144,842
Massachusetts Development Finance Agency,
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	444,540
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	469,293
Massachusetts Housing Finance Agency,
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,579,235
Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	87,788
		3,725,698
Minnesota 1.6%
City of Center City, Refunding, 4.00%, 11/01/34	125,000	120,623
City of Minneapolis MN, Green Bond, 3.00%, 12/01/40	100,000	89,908
Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series 2022A, 5.00%,
10/01/52	1,500,000	1,559,504
		1,770,035
Mississippi 0.6%
Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	413,120
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	240,854
		653,974
Missouri 0.1%
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	96,827

New Jersey 2.1%
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Refunding,
Weekly, VRDN, 2.51%, 3/01/28	1,000,000	1,006,611
New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series 2020A, 5.00%, 7/01/32	645,000	692,857
Newark Board of Education,
Sustainability Bonds, 5.00%, 7/15/25	250,000	269,301
Sustainability Bonds, 5.00%, 7/15/30	320,000	366,127
		2,334,896
New Mexico 0.2%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	104,732

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

City of Santa Fe NM Wastewater Utility System Revenue, Green Bond, 5.00%, 6/01/29	100,000	113,176
		217,908
New York 10.8%
Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	111,577
Metropolitan Transportation Authority,
Green Bond, Series 2021A-1, 4.00%, 11/15/45	2,000,000	1,799,158
Green Bond, Series 2017B-2, 4.00%, 11/15/32	215,000	220,327
Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	568,923
Green Bond, Refunding, Series 2017B, 5.00%, 11/15/24	150,000	157,835
Climate Bond Certified, 5.00%, 11/15/32	500,000	531,873
Refunding, Subseries 2012G-4, Monthly, VRDN, 1.261%, 11/01/30	995,000	991,567
Refunding, Series 2017B, 5.00%, 11/15/28	255,000	275,694
New York Liberty Development Corp, 7 World Trade Center II LLC, Refunding, Sereis 2022A1, 3.00%,
9/15/43	1,000,000	825,148
New York Liberty Development Corp., Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,595,163
New York Power Authority, Green Transmission Project, 5.00%, 11/15/29	1,250,000	1,441,586
New York State Dormitory Authority,
Cornell University, 5.00%, 7/01/35	100,000	120,563
Refunding, 3.00%, 10/01/33	100,000	93,391
New York State Housing Finance Agency,
Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000	1,447,291
Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	86,053
Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	93,234
New York Transportation Development Corp., AMT, Refunding, 5.00%, 12/01/30	100,000	106,160
Trust for Cultural Resources of The City of New York, Whitney Museum of American Art, Refunding, 5.00%,
7/01/31	520,000	595,880
Western Nassau County Water Authority, Green Bonds, Series 2021A, 4.00%, 4/01/40	900,000	891,039
		11,952,462
North Carolina 0.1%
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	101,671

Ohio 4.3%
American Municipal Power, Inc.,
Combined Hydroelectric Project, Refunding, 5.00%, 2/15/29	100,000	113,938
Meldahl Hydroelectric Green Project, Series 2016B, 4.00%, 2/15/41	1,380,000	1,354,131
Ohio State University, 5.00%, 12/01/23	3,000,000	3,132,096
State of Ohio,
Conservation Project, Series 2020B, 4.00%, 3/01/24	50,000	51,760
Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	108,241
		4,760,166
Oregon 1.8%
Port of Portland OR Airport Revenue,
AMT, Series 2020-27A, 4.00%, 7/01/50	2,000,000	1,876,516
AMT, Series 2020-27A, 5.00%, 7/01/36	150,000	161,837
		2,038,353
Pennsylvania 1.8%
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%,
11/15/33	125,000	120,783
School District of Philadelphia,
Green Bond, Series 2019B, 5.00%, 9/01/29	1,600,000	1,801,123
Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	113,721
		2,035,627
Puerto Rico 0.7%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	204,210
Series 2007CC, 5.50%, 7/01/28	550,000	576,223
		780,433
Rhode Island 0.2%
Rhode Island Housing and Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%,
10/01/34	150,000	136,128

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Rhode Island Infrastructure Bank, Green Bond, Series 2020A, 4.00%, 10/01/27	50,000	53,501
		189,629
South Carolina 0.5%
City of Columbia, Stormwater System Revenue, Special Assessment, 5.00%, 2/01/39	520,000	566,626

South Dakota 0.7%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	804,939

Tennessee 1.1%
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	119,925
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management,
Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,119,380
		1,239,305
Texas 0.1%
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	97,902

Utah 4.8%
Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	1,255,000	1,245,490
City of Spanish Fork, City UT Sewer Revenue Green Bond, 5.00%, 9/01/26	175,000	193,316
Intermountain Power Agency, Series 2022A, 5.00%, 7/01/43	3,000,000	3,341,579
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	480,313
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	100,283
		5,360,981
Vermont 0.7%
City of Burlington, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	574,229
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Obligated
Group, 5.00%, 12/01/38	195,000	203,192
		777,421
Virginia 2.7%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	967,293
City of Hampton,
Green Bond, 5.00%, 9/01/27	50,000	56,421
Green Bond, 4.00%, 9/01/31	100,000	108,888
Fairfax County Economic Development Authority, County of Fairfax, 4.00%, 10/01/37	1,630,000	1,651,764
Northern Virginia Transportation Commission, Commuter Rail Operating & Capital, 5.00%, 6/01/28	190,000	216,061
		3,000,427
Washington 2.3%
Central Puget Sound Regional Transit Authority,
Green Bond, Refunding, Series 2021S-1, 5.00%, 11/01/22	1,080,000	1,092,904
Sales & Rental Car Taxes Revenue Green Bond, Series 2015S-1, 5.00%, 11/01/27	50,000	54,568
Sales & Rental Car Taxes Revenue Green Bond, Series 2015S-1, 5.00%, 11/01/32	100,000	109,137
FYI Properties, State of Washington Consolidated Technology Services, Refunding, 5.00%, 6/01/24	135,000	142,120
Washington Health Care Facilities Authority, 5.00%, 12/01/32	250,000	271,543
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	984,568	901,130
		2,571,402
Wisconsin 4.6%
Milwaukee Metropolitan Sewerage District, Green Bond, Series 2020A, 3.00%, 10/01/35	100,000	92,669
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	2,500,000	1,965,734
VRDN, 3.50%, 12/01/50	200,000	164,313

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	3,000,000	2,921,116
		5,143,832
Mortgage-Backed Securities 0.1%
California 0.1%
California Housing Finance Agency, Series 2019-N, Class A, 2.35%, 12/01/35	96,132	84,227
Total Investments (Cost $119,788,574) 99.1%		109,978,003
Other Assets, less Liabilities 0.9%		1,040,299
Net Assets 100.0%		$111,018,302

*The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
* Corporate Bonds & Notes 2.0%
Airlines 0.1%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	$243,153
Chemicals 0.3%
[a] SCIH Salt Holdings Inc., senior secured note, 144A, 4.875%, 5/01/28	United States	500,000	416,592
[a] Unifrax Escrow Issuer Corp., senior bond, 144A, 5.25%, 9/30/28	United States	419,400	335,436
			752,028
Commercial Services & Supplies 0.1%
[a] MPH Acquisition Holdings LLC, senior secured, 144A, 5.50%, 9/01/28	United States	213,000	190,171
Communications Equipment 0.1%
[a] CommScope Inc., senior secured, 144A, 4.75%, 9/01/29	United States	288,500	233,541
Construction Materials 0.1%
[a] Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	321,782
Containers & Packaging 0.2%
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., senior secured
note, 144A, 4.125%, 8/15/26	Ireland	242,000	205,514
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 144A, 10/15/27	United States	400,000	342,812
			548,326
Diversified Financial Services 0.3%
[a] Altice France SA, senior secured note, 144A, 5.125%, 7/15/29	France	500,000	379,073
[a] Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	169,393
			548,466
Electric Utilities 0.1%
[a] Calpine Corp., senior secured note, first lien, 144A, 2/15/28	United States	172,000	156,495
Media 0.2%
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A,
5.375, 8/15/26	United States	1,210,000	304,012
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	44,444	41,911
			345,923
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	150,000	135,568
[a] Weatherford International Ltd., senior secured, 144A, 9/15/28	United States	44,600	40,108
			175,676
Pharmaceuticals 0.3%
[a] Endo Luxembourg Finance Co. I Sarl/Endo US Inc., 144A, 6.125%, 4/01/29	United States	925,000	701,067
Specialty Retail 0.1%
[a] Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	133,936

Total Corporate Bonds & Notes (Cost $5,727,098)			4,350,564
[b] Senior Floating Rate Interests 92.6%
Aerospace & Defense 3.1%
Dynasty Acquisition Co. Inc.,
Initial Term B-1 Loan, 5.166%, 4/06/26	United States	1,098,604	1,016,208
Initial Term B-2 Loan (CAD), 5.166%, 4/06/26	United States	590,647	546,349
Madison IAQ LLC, Term Loan, 4.52%, 6/21/28	United States	2,030,573	1,855,010
Peraton Corp., Term Loan B1, 5.42%, 2/01/28	United States	3,346,837	3,152,001
			6,569,568
Air Freight & Logistics 1.1%
First Student Bidco Inc.,

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Term Loan C, 5.23%, 5.232%, 7/21/28	United States	216,081	193,527
Term Loan B, 5.23%, 5.232%, 7/21/28	United States	582,456	521,662
Kenan Advantage Group Inc., 2021 Term Loan B1, 5.38%, 3/24/26	United States	1,762,839	1,661,476
			2,376,665
Airlines 4.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 5.81%, 4/20/28	United States	1,024,129	979,687
Air Canada, 2021 Term Loan B, 4.25%, 8/11/28	Canada	1,965,116	1,812,820
American Airlines Inc., 2018 Replacement Term Loans, 3.37%, 6/27/25	United States	2,408,046	2,144,678
Kestrel Bidco Inc., Term Loan B, 5.03%, 12/11/26	Canada	1,256,311	1,132,878
SkyMiles IP Ltd., Term Loan B, 4.81%, 10/20/27	United States	136,597	136,085
United Airlines Inc., 2021 Term Loan B, 5.39%, 4/21/28	United States	2,483,102	2,318,609
			8,524,757
Auto Components 0.8%
Clarios Global LP, 2021 USD Term Loan B, 4.92%, 4/30/26	United States	1,755,327	1,643,425

Auto Parts & Equipment 2.3%
DexKo Global Inc.,
2021 USD Delayed Draw Term Loan, 5.40%, 5.402%, 10/04/28	United States	157,500	145,491
2021 USD Term Loan B, 5.98%, 5.982%, 10/04/28	United States	837,900	774,010
First Brands Group LLC, 2021 Term Loan, 6.29%, 3/30/27	United States	2,329,145	2,222,005
Truck Hero Inc., 2021 Term Loan B, 5.17%, 1/31/28	United States	2,082,190	1,870,847
			5,012,353
Automobile Manufacturers 0.8%
American Trailer World Corp., Term Loan B, 5.38%, 3/03/28	United States	1,889,700	1,628,298

Building Products 1.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 5.42%,
5/12/28	United States	1,762,575	1,619,366
Solis IV BV, USD Term Loan B1, 4.84%, 2/26/29	Netherlands	600,000	518,721
White Cap Buyer LLC, Term Loan, 5.28%, 10/19/27	United States	979,259	905,203
			3,043,290
Casinos & Gaming 2.0%
Scientific Games Holdings LP, 2022 USD Term Loan B, 4.18%, 4/04/29	United States	1,483,425	1,377,420
Scientific Games International Inc., 2022 USD Term Loan, 4.36%, 4/14/29	United States	1,316,279	1,253,479
Twin River Worldwide Holdings Inc., 2021 Term Loan B, 4.37%, 10/02/28	United States	1,788,253	1,665,588
			4,296,487
Chemicals 3.5%
Hexion Holdings Corporation, 2022 USD Term Loan, 5.924%, 3/15/29	United States	1,600,000	1,441,000
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 4.42%,
1/29/26	United States	1,711,935	1,620,450
LSF11 A5 Holdco LLC, Term Loan, 5.14%, 10/15/28	United States	1,565,588	1,469,210
PMHC II Inc., 2022 Term Loan B, 5.29%, 4/23/29	United States	1,800,000	1,578,753
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, 4.75%, 3/16/27	United States	1,598,022	1,432,227
			7,541,640
Commercial Services & Supplies 5.3%
Amentum Government Services Holdings LLC, 2022 Term Loan, 5.16%,
2/15/29	United States	2,635,398	2,516,818
APX Group Inc., 2021 Term Loan B, 5.01%, 7/10/28	United States	993,489	940,944
KUEHG Corp., 2018 Incremental Term Loan, 6.00%, 2/21/25	United States	1,581,466	1,477,540
[c] MPH Acquisition Holdings LLC, 2021 Term Loan B, TBD, zero cpn,
9/01/28	United States	498,744	460,590
PECF USS Intermediate Holding III Corporation, Term Loan B, 5.92%,
12/15/28	United States	1,833,732	1,661,434
Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/26	United States	2,444,083	2,287,772

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Spin Holdco Inc., 2021 Term Loan, 5.61%, 3/04/28	United States	2,175,731	2,009,287
			11,354,385
Communications Equipment 0.4%
CommScope Inc., Initial Term Loans, 4.92%, 4/06/26	United States	972,496	877,682

Computer & Electronics Retail 0.8%
Vision Solutions Inc., 2021 Incremental Term Loan, 5.18%, 4/24/28	United States	1,894,680	1,722,264

Construction Materials 0.9%
Cornerstone Building Brands Inc., 2021 Term Loan B, 4.57%, 4/12/28	United States	1,381,685	1,152,843
[c] Quikrete Holdings, Inc., 2021 Term Loan B1, TBD zero cpn, 6/11/28	United States	800,000	756,600
			1,909,443
Containers & Packaging 3.1%
BWAY Holding Company, 2017 Term Loan B, 3.33%, 4/03/24	United States	2,011,539	1,897,968
Charter NEX US Inc., 2021 Term Loan, 5.42%, 12/01/27	United States	1,669,558	1,576,689
Klockner-Pentaplast of America Inc. , 2021 Term Loan B, 5.55%, 2/12/26	Luxembourg	1,986,686	1,698,617
Reynolds Group Holdings Inc., 2021 Term Loan B, 5.17%, 9/24/28	United States	1,493,231	1,403,099
			6,576,373
Diversified Banks 0.7%
Aqgen Island Holdings Inc., Term Loan, 5.81%, 8/02/28	United States	1,598,557	1,494,651

Diversified Financial Services 2.9%
Asurion LLC,
Term Loan B-8, 4.916%, 12/23/26	United States	588,062	534,772
2021 2nd Lien Term Loan B4, 6.916%, 1/20/29	United States	1,697,666	1,450,656
Citadel Securities LP, 2021 Term Loan B, 3.65%, 2/02/28	United States	1,431,875	1,381,093
Edelman Financial Center LLC, 2021 Term Loan B, 5.17%, 4/07/28	United States	1,685,069	1,563,955
Jane Street Group LLC, 2021 Term Loan, 4.42%, 1/26/28	United States	1,424,158	1,372,889
			6,303,365
Diversified Telecommunication Services 0.8%
Altice France SA, USD TLB-13 Incremental Term Loans, FRN, 5.41%,
8/14/26	France	1,179,627	1,081,199
Zayo Group Holdings Inc., Initial Dollar Term Loan, 4.67%, 3/09/27	United States	708,194	655,650
			1,736,849
Electronic Equipment & Instruments 0.6%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 6.23%, 7/27/28	United States	1,402,174	1,264,459

Food Products 0.6%
Triton Water Holdings Inc, Term Loan, 5.75%, 3/31/28	United States	1,419,532	1,261,865

Health Care Providers & Services 8.3%
ADMI Corp.,
2021 Term Loan B2, 5.041%, 12/23/27	United States	1,460,321	1,334,894
C2021 Incremental Term Loan B3, 5.166%, 12/23/27	United States	660,764	607,354
CHG Healthcare Services Inc., 2021 Term Loan, 5.00, 9/29/28	United States	1,406,540	1,334,103
Gainwell Acquisition Corp., Term Loan B, FRN thereafter, 6.25%, 10/01/27	United States	2,900,079	2,750,551
Icon Luxembourg SARL,
LUX Term Loan, 4.563%, 7/03/28	Luxembourg	1,323,752	1,282,293
US Term Loan, 4.563%, 7/03/28	United States	333,208	322,772
Medical Solutions Holdings Inc.,
2021 First Lien Term Loan, 6.377%, 11/01/28	United States	1,581,268	1,486,787
[c] 2021 Delayed Draw Term Loan, TBD, 11/01/28	United States	301,949	283,907
Medline Borrower LP, USD Term Loan B, 4.92%, 10/23/28	United States	1,351,330	1,257,372
National Mentor Holdings Inc.,
2021 Term Loan, 5.747%, 3/02/28	United States	802,891	699,807
2021 Term Loan C, 6.01%, 3/02/28	United States	29,688	25,876
Phoenix Guarantor Inc.,
2021 Term Loan B, 5.142%, 3/05/26	United States	1,187,874	1,118,087
Radiology Partners Inc., 2018 1st Lien Term Loan B, 5.87%, 7/09/25	United States	1,124,138	1,013,691
Team Health Holdings Inc., 1st Lien Term Loan, 4.42%, 2/06/24	United States	1,311,592	1,172,071
U.S. Anesthesia Partners Inc., 2021 Term Loan, 5.31%, 10/01/28	United States	1,341,091	1,254,591

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

U.S. Radiology Specialists Inc., 2020 Term Loan, 7.56%, 12/15/27	United States	1,284,873	1,143,537
U.S. Renal Care Inc., 2019 Term Loan B, 6.69%, 6/26/26	United States	1,086,041	755,477
			17,843,170
Health Care Services 1.0%
MedAssets Software Intermediate Holdings Inc., 2021 Term Loan, 5.67%,
12/18/28	United States	2,312,677	2,150,790

Home Furnishings 0.4%
AI Aqua Merger Sub Inc., 2021 1st Lien Term Loan B, 4.83%, 7/31/28	United States	925,000	845,219

Hotels Restaurants & Leisure 2.3%
Caesars Resort Collection LLC,
Term B-1 Loans, 5.166%, 7/21/25	United States	1,115,228	1,077,728
Term B Loans, 4.416%, 12/23/24	United States	915,395	883,640
Fertitta Entertainment LLC, 2022 Term Loan B, 5.53%, 1/27/29	United States	1,758,949	1,627,037
Hilton Grand Vacations BWR LLC, 2021 Term Loan B, 4.67%, 8/02/28	United States	1,364,513	1,281,797
			4,870,202
Insurance 1.7%
Acrisure LLC,
2021 First Lien Term Loan B, 5.916%, 2/15/27	United States	243,531	230,544
Term Loan B, 5.166%, 2/15/27	United States	1,123,350	1,034,605
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 5.01%, 11/06/27	United States	1,055,186	984,752
AssuredPartners Inc., 2020 February Refinancing Term Loans, 5.17%,
2/12/27	United States	1,463,536	1,374,810
			3,624,711
Interactive Media & Services 2.1%
Arches Buyer Inc., 2021 Term Loan B, 4.92%, 12/06/27	United States	1,582,844	1,448,302
Hunter Holdco 3 Limited, USD Term Loan B, 6.50%, 8/19/28	United Kingdom	1,395,153	1,328,883
MH Sub I LLC,
Initial Term Loans, 5.416%, 9/13/24	United States	491,428	464,095
2020 June New Term Loans, 5.416%, 9/13/24	United States	1,330,763	1,256,573
			4,497,853
IT Services 4.1%
Deerfield Dakota Holding LLC, Term Loan B, 5.28%, 4/09/27	United States	2,870,527	2,695,611
Dun and Bradstreet Corp., Term Loan B, 4.87%, 2/06/26	United States	984,547	931,628
Sedgwick Claims Management Services Inc., 2019 Term Loan B, 5.42%,
9/03/26	United States	398,972	380,519
Sedgwick Claims Management Services Inc., Initial Term Loans, 4.92%,
12/31/25	United States	1,167,177	1,099,189
Verscend Holding Corp., 2021 Term Loan B, 5.67%, 8/27/25	United States	3,692,378	3,544,683
			8,651,630
Leisure Equipment & Products 0.8%
Playtika Holding Corp., 2021 Term Loan, 4.42%, 3/13/28	United States	1,097,222	1,037,336
Varsity Brands Inc., 2017 Term Loan B, 5.17%, 12/15/24	United States	795,315	747,099
			1,784,435
Machinery 0.7%
Vertical US Newco Inc., (thyssenkrupp Elevator), Term Loan B, 4.02%,
7/30/27	United States	1,708,429	1,604,864

Media 7.8%
AMC Entertainment Holdings Inc., 2019 Term Loan B, 4.20%, 4/22/26	United States	246,811	208,741
Cengage Learning Inc., 2021 Term Loan B, 5.75%, 7/14/26	United States	1,922,484	1,739,848
Clear Channel Outdoor Holdings Inc., Term B Loan, 4.74%, 8/21/26	United States	2,233,537	1,930,334
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.57%, 7/17/25	United States	2,384,619	2,224,850
Diamond Sports Group LLC,
2022 First Priority Term Loan, 9.181%, 5/26/26	United States	334,235	333,538
2022 2nd Lien Term Loan, 4.431%, 8/24/26	United States	929,434	226,159
Gray Television Inc., 2021 Term Loan D, 4.06%, 12/01/28	United States	1,095,248	1,051,142
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 5.55%,
7/28/28	United States	1,594,160	1,448,023
[d] Nexstar Broadcasting Inc., Term B-4 Loan, 4.17%, 9/18/26	United States	982,039	970,647

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Radiate Holdco LLC, 2021 Term Loan B, 4.92%, 9/25/26	United States	2,069,235	1,929,179
Univision Communications Inc.,
2022 Term Loan B, 4.916%, 1/31/29	United States	640,785	601,137
2021 First Lien Term Loan B, 4.916%, 3/15/26	United States	1,661,497	1,572,889
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 4.57%, 1/31/29	United States	1,670,000	1,604,394
William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B,
4.42%, 5/18/25	United States	1,005,211	949,387
			16,790,268
Personal Products 1.6%
Conair Holdings LLC, Term Loan B, 6.00%, 5/17/28	United States	1,659,693	1,396,905
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 6.00%, 10/01/26	Luxembourg	2,230,936	2,072,373
			3,469,278
Pharmaceuticals 4.3%
Bausch Health Companies Inc., 2022 Term Loan B, 6.55%, 2/01/27	Canada	1,031,104	888,394
eResearchTechnology Inc., 2020 1st Lien Term Loan, 6.17%, 2/04/27	United States	3,574,073	3,311,236
Jazz Financing Lux S.a.r.l., USD Term Loan, 5.17%, 5/05/28	United States	2,197,860	2,102,385
Organon & Co., USD Term Loan, 4.63%, 6/02/28	United States	1,408,272	1,359,130
Parexel International Corporation, 2021 1st Lien Term Loan, 4.88%,
11/15/28	United States	1,589,565	1,496,972
			9,158,117
Real Estate Management & Development 0.6%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
4.42%, 8/21/25	United States	1,397,604	1,318,989

Retail REITs 1.1%
Great Outdoors Group LLC, 2021 Term Loan B1, 5.42%, 3/06/28	United States	2,174,007	1,988,673
Restoration Hardware Inc., Term Loan B, 4.14%, 10/20/28	United States	410,601	362,101
			2,350,774
Semiconductor Equipment 0.3%
[c] MKS Instrument Inc., 2022 USD Term Loan B, TBD, zero cpn, 4/08/29	United States	600,000	575,700

Soft Drinks 0.6%
Naked Juice LLC, Term Loan, 5.40%, 1/24/29	United States	1,261,605	1,178,547

Software 14.8%
Athenahealth Inc.,
2022 Term Loan B, 5.009%, 2/15/29	United States	2,308,696	2,132,669
[c] 2022 Delayed Draw Term loan, TBD, zero cpn, 2/15/29	United States	391,304	361,469
[c] CDK Global Inc., 2022 USD Term Loan B, TBD, zero cpn, 6/08/29	United Kingdom	257,143	243,773
Cloudera Inc.,
2021 Term Loan, 5.416%, 10/08/28	United States	1,428,500	1,318,984
2021 Second Lien Term Loan, 7.666%, 10/08/29	United States	303,306	266,909
Cornerstone OnDemand Inc., 2021 Term Loan, 5.42%, 10/16/28	United States	1,102,509	989,502
DCert Buyer Inc.,
2021 2nd Lien Term Loan, 8.666%, 2/19/29	United States	1,000,000	935,000
Term Loan B, 5.666%, 10/16/26	United States	2,679,772	2,568,749
Epicor Software Corporation, Term B Loans, 4.92%, 7/30/27	United States	1,707,791	1,616,578
Finastra USA Inc., Dollar Term Loan, 4.74%, 6/13/24	United States	1,697,225	1,534,665
GoTo Group Inc., Initial Term Loans, 6.35%, 8/31/27	United States	1,877,413	1,450,301
Hyland Software Inc.,
Term Loan, 5.166%, 7/01/24	United States	2,798,808	2,708,239
2021 2nd Lien Term Loan, 7.916%, 7/07/25	United States	30,303	29,848
Idera Inc., 2021 Term Loan, 4.82%, 3/02/28	United States	1,540,430	1,425,383
Ivanti Software Inc.,
2021 Term Loan B, 5.848%, 12/01/27	United States	1,291,264	1,115,871
2021 Add On Term Loan B, 5.611%, 12/01/27	United States	139,650	119,751
McAfee LLC, 2022 USD Term Loan B, 5.15%, 3/01/29	United States	1,354,839	1,237,422
Mitchell International Inc., 2021 Term Loan B, 5.35%, 10/15/28	United States	1,589,018	1,451,965
Navicure Inc., 2019 Term Loan B, 5.67%, 10/22/26	United States	3,191,168	3,035,599
Polaris Newco LLC, USD Term Loan B, 5.67%, 6/02/28	United States	3,194,843	2,961,508
Quest Software US Holdings Inc., 2022 Term Loan, 5.47%, 2/01/29	United States	1,200,000	1,071,372
Sovos Compliance LLC,

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

2021 Term Loan, 6.166%, 8/11/28	United States	1,485,003	1,402,868
2021 Delayed Draw Term Loan, 6.152%, 8/11/28	United States	257,735	243,480
Ultimate Software Group Inc. (The),
2021 Term Loan, 4.212%, 5/04/26	United States	661,454	621,459
Term Loan B, 5.416%, 5/04/26	United States	298,465	282,872
2021 2nd Lien Term Loan, 6.212%, 5/03/27	United States	570,096	530,475
			31,656,711
Specialty Retail 2.9%
Michaels Companies Inc., 2021 Term Loan B, 6.50%, 4/15/28	United States	1,694,631	1,407,484
Petco Health and Wellness Company Inc., 2021 Term Loan B, 5.50%,
3/03/28	United States	797,980	754,214
PetSmart Inc., 2021 Term Loan B, 4.50%, 2/11/28	United States	1,329,723	1,255,591
SRS Distribution Inc.,
2022 Incremental Term Loan, 4.00%, 6/02/28	United States	79,347	73,321
2021 Term Loan B, 4.019%, 6/02/28	United States	874,523	809,809
Staples Inc., 2019 Refinancing Term B-1 Loans, 6.29%, 4/16/26	United States	2,142,783	1,873,446
			6,173,865
Technology Hardware, Storage & Peripherals 1.5%
Greeneden U.S. Holdings II LLC, Initial Dollar Term Loan, 5.67%, 12/01/27	United States	3,362,674	3,224,804
Wireless Telecommunication Services 0.6%
CCI Buyer Inc., Term Loan, 6.05%, 12/17/27	United States	1,491,438	1,364,666
Total Floating Rate Loans (Cost $213,838,934)			198,272,412
Asset-Backed Securities 0.9%
[a,e] BlueMountain CLO 2018-3 Ltd., 2018-3A, C, 144A, 3.384%, 3,10/25/2030	United States	1,000,000	958,078
[a,e] LCM XVIII LP, 2018A, CR, 144A, 2.913%, 3,04/20/2031	United States	1,000,000	947,541
Total Asset-Backed Securities (Cost $1,996,875)			1,905,619
Total Investments before Short Term Investments (Cost $221,562,907)			204,528,595
Short Term Investments 4.1%
U.S. Government & Agency Securities (Cost $8,705,000) 4.1%
[f] Federal Home Loan Bank Discount Notes, 7/01/22	United States	8,705,000	8,705,000
Total Investments (Cost $230,267,907) 99.6%			213,233,595
Other Assets, less Liabilities 0.4%			859,968
Net Assets 100.0%			$214,093,563

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $6,120,615, representing 2.9% of net assets.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dA portion or all of the security purchased on a delayed delivery basis.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust
TBD	-	To be determined
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Consolidated Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 65.7%
Aerospace & Defense 1.2%
General Dynamics Corp.	United States	1,653	$365,726
Lockheed Martin Corp.	United States	1,108	476,396
Textron Inc.	United States	1,541	94,109
			936,231
Air Freight & Logistics 0.5%
Deutsche Post AG	Germany	6,811	254,489
Expeditors International of Washington Inc.	United States	1,173	114,320
			368,809
Airlines 0.1%
[a] Delta Air Lines Inc.	United States	1,183	34,271
[a] Southwest Airlines Co.	United States	1,072	38,721
			72,992
Automobiles 0.3%
Stellantis NV	United States	15,663	193,092
Yamaha Motor Co. Ltd.	Japan	2,200	40,258
			233,350
Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA	Spain	47,014	212,848
Banco Santander SA	Spain	121,053	340,179
Bank of Montreal	Canada	300	28,787
Bank of Nova Scotia	Canada	5,100	301,188
DBS Group Holdings Ltd.	Singapore	4,200	89,571
Mitsubishi UFJ Financial Group Inc.	Japan	83,000	445,624
			1,418,197
Beverages 0.1%
Heineken Holding NV	Netherlands	711	51,623
Biotechnology 3.7%
AbbVie Inc.	United States	6,190	948,060
Gilead Sciences Inc.	United States	8,733	539,787
[a] Moderna Inc.	United States	2,521	360,125
[a] Regeneron Pharmaceuticals Inc.	United States	753	445,121
[a] Vertex Pharmaceuticals Inc.	United States	1,729	487,215
			2,780,308
Building Products 0.3%
AGC Inc.	Japan	1,300	45,644
Compagnie de Saint-Gobain	France	3,730	159,666
Owens Corning	United States	725	53,875
			259,185
Capital Markets 1.5%
3i Group PLC	United Kingdom	7,084	95,366
Ameriprise Financial Inc.	United States	786	186,817
Carlyle Group Inc.	United States	1,431	45,305
FactSet Research Systems Inc.	United States	264	101,526
LPL Financial Holdings Inc.	United States	568	104,785
Raymond James Financial Inc.	United States	1,315	117,574
SEI Investments Co.	United States	828	44,729
Singapore Exchange Ltd.	Singapore	5,000	33,987
UBS Group AG	Switzerland	25,136	404,077
			1,134,166
Chemicals 1.6%
Celanese Corp.	United States	745	87,619
CF Industries Holdings Inc.	United States	1,428	122,422
Dow Inc.	United States	5,261	271,520
ICL Group Ltd.	Israel	4,752	43,000

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

LyondellBasell Industries NV, A	United States	1,871	163,638
Mosaic Co.	United States	2,592	122,420
Nitto Denko Corp.	Japan	1,000	64,628
Nutrien Ltd.	Canada	3,800	301,979
			1,177,226
Commercial Services & Supplies 0.5%
Cintas Corp.	United States	663	247,650
[a] Copart Inc.	United States	1,495	162,447
			410,097
Communications Equipment 0.3%
Juniper Networks Inc.	United States	2,247	64,040
Nokia OYJ	Finland	35,648	165,452
			229,492
Consumer Finance 0.1%
Ally Financial Inc.	United States	2,411	80,793
Containers & Packaging 0.1%
Packaging Corp. of America	United States	669	91,988
Distributors 0.3%
Genuine Parts Co.	United States	994	132,202
LKQ Corp.	United States	1,898	93,173
			225,375
Diversified Financial Services 0.3%
[a] Berkshire Hathaway Inc., B	United States	235	64,160
ORIX Corp.	Japan	8,500	142,402
			206,562
Diversified Telecommunication Services 1.4%
Deutsche Telekom AG	Germany	22,657	448,769
Nippon Telegraph & Telephone Corp.	Japan	8,300	238,024
Orange SA	France	13,611	159,656
Telefonica SA	Spain	37,450	190,358
			1,036,807
Electric Utilities 0.7%
Exelon Corp.	United States	6,998	317,149
NRG Energy Inc.	United States	1,783	68,057
Power Assets Holdings Ltd.	Hong Kong	9,500	59,746
Red Electrica Corp. SA	Spain	2,898	54,611
			499,563
Electrical Equipment 1.0%
ABB Ltd.	Switzerland	1,665	44,279
AMETEK Inc.	United States	1,624	178,461
Emerson Electric Co.	United States	4,113	327,148
Fuji Electric Co. Ltd.	Japan	900	37,231
Mitsubishi Electric Corp.	Japan	12,900	137,779
			724,898
Electronic Equipment, Instruments & Components 0.5%
[a] Arrow Electronics Inc.	United States	485	54,364
Kyocera Corp.	Japan	2,200	117,502
Murata Manufacturing Co. Ltd.	Japan	1,600	87,105
TDK Corp.	Japan	2,700	83,272
			342,243
Entertainment 0.3%
Konami Holdings Corp.	Japan	700	38,696
[a] Liberty Media Corp-Liberty Formula One, C	United States	1,359	86,256
[a] Live Nation Entertainment Inc.	United States	975	80,515
			205,467
Equity Real Estate Investment Trusts (REITs) 1.8%
Dexus	Australia	7,512	45,871
Extra Space Storage Inc.	United States	943	160,423

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Goodman Group	Australia	11,645	142,857
GPT Group	Australia	13,246	38,438
Medical Properties Trust Inc.	United States	4,295	65,585
Public Storage	United States	1,105	345,500
Segro PLC	United Kingdom	8,915	105,757
Simon Property Group Inc.	United States	2,312	219,455
Stockland	Australia	16,718	41,501
Weyerhaeuser Co.	United States	5,292	175,271
			1,340,658
Food & Staples Retailing 1.3%
Alimentation Couche-Tard Inc.	Canada	5,900	229,651
Carrefour SA	France	4,162	73,469
Jeronimo Martins SGPS SA	Portugal	1,901	41,219
Koninklijke Ahold Delhaize NV	Netherlands	7,232	187,959
Loblaw Companies Ltd.	Canada	1,200	107,995
The Kroger Co.	United States	4,809	227,610
Walgreens Boots Alliance Inc.	United States	3,222	122,114
			990,017
Food Products 1.1%
Archer-Daniels-Midland Co.	United States	3,937	305,511
Bunge Ltd.	United States	1,001	90,781
The Hershey Co.	United States	1,003	215,805
Tyson Foods Inc., A	United States	2,003	172,378
[b] WH Group Ltd., 144A	Hong Kong	57,000	44,020
			828,495
Gas Utilities 0.1%
Osaka Gas Co. Ltd.	Japan	2,600	49,682
UGI Corp.	United States	1,481	57,182
			106,864
Health Care Equipment & Supplies 0.4%
[a] Edwards Lifesciences Corp.	United States	1,983	188,564
[a] Hologic Inc.	United States	1,774	122,938
			311,502
Health Care Providers & Services 1.2%
Cigna Corp.	United States	2,276	599,771
McKesson Corp.	United States	1,037	338,280
			938,051
Hotels, Restaurants & Leisure 2.1%
[a] Booking Holdings Inc.	United States	246	430,251
Dominos Pizza Inc.	United States	247	96,258
McDonald's Corp.	United States	3,401	839,639
Yum! Brands Inc.	United States	2,019	229,177
			1,595,325
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	United States	3,189	72,869
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	Hong Kong	18,500	125,071
Jardine Matheson Holdings Ltd.	Hong Kong	1,500	78,840
Keppel Corp. Ltd.	Singapore	10,200	47,566
Rheinmetall AG	Germany	299	68,864
			320,341
Insurance 2.9%
Aflac Inc.	United States	4,334	239,800
American Financial Group Inc.	United States	505	70,099
Assicurazioni Generali SpA	Italy	7,553	120,221
Chubb Ltd.	United States	2,948	579,518
Dai-ichi Life Holdings Inc.	Japan	6,800	125,634
Fairfax Financial Holdings Ltd.	Canada	200	105,756
Fidelity National Financial Inc.	United States	1,917	70,852

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Hartford Financial Services Group Inc.	United States	2,324	152,059
MetLife Inc.	United States	4,946	310,560
Principal Financial Group Inc.	United States	1,833	122,426
Sompo Holdings Inc.	Japan	2,100	92,483
Swiss Life Holding AG	Switzerland	222	107,829
W R Berkley Corp.	United States	1,481	101,093
			2,198,330
Interactive Media & Services 3.4%
[a] Alphabet Inc., A	United States	219	477,258
[a] Alphabet Inc., C	United States	518	1,133,099
[a] Meta Platforms Inc., A	United States	5,882	948,473
			2,558,830
IT Services 2.8%
Accenture PLC, A	Ireland	2,978	826,842
Capgemini SE	France	1,134	193,777
[a] CGI Inc.	Canada	1,500	119,237
Cognizant Technology Solutions Corp., A	United States	3,663	247,216
Fujitsu Ltd.	Japan	1,400	174,826
[a] Gartner Inc.	United States	594	143,647
Jack Henry & Associates Inc.	United States	504	90,730
NTT Data Corp.	Japan	4,300	59,378
Paychex Inc.	United States	2,266	258,029
			2,113,682
Leisure Products 0.2%
Bandai Namco Holdings Inc.	Japan	1,400	98,712
Hasbro Inc.	United States	936	76,640
			175,352
Life Sciences Tools & Services 0.4%
[a] Mettler-Toledo International Inc.	United States	158	181,506
[a] Waters Corp.	United States	422	139,673
			321,179
Machinery 0.5%
CNH Industrial NV	United Kingdom	7,112	81,936
Minebea Mitsumi Inc.	Japan	2,100	35,707
Mitsubishi Heavy Industries Ltd.	Japan	2,200	76,839
Nordson Corp.	United States	365	73,891
Snap-on Inc.	United States	368	72,507
			340,880
Marine 0.3%
AP Moller-Maersk A/S, A	Denmark	21	48,268
AP Moller-Maersk A/S, B	Denmark	37	86,111
Nippon Yusen KK	Japan	1,100	75,058
			209,437
Media 0.4%
Dentsu Group Inc.	Japan	1,600	47,993
Interpublic Group of Companies Inc.	United States	2,762	76,038
Publicis Groupe	France	1,581	77,122
WPP PLC	United Kingdom	8,232	82,438
			283,591
Metals & Mining 2.5%
Anglo American PLC	South Africa	8,969	319,910
ArcelorMittal SA	Luxembourg	4,379	98,473
BlueScope Steel Ltd.	Australia	3,630	39,689
[a] Cleveland-Cliffs Inc.	United States	3,851	59,190
Fortescue Metals Group Ltd.	Australia	12,888	155,359
Glencore PLC	Australia	18,022	97,418
Nucor Corp.	United States	1,954	204,017
Rio Tinto Ltd.	Australia	2,698	190,537
Rio Tinto PLC	Australia	8,037	479,877

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

South32 Ltd.	Australia	31,980	86,645
Steel Dynamics Inc.	United States	1,363	90,162
Teck Resources Ltd., B	Canada	900	27,462
			1,848,739
Multi-Utilities 1.2%
Consolidated Edison Inc.	United States	1,028	97,763
DTE Energy Co.	United States	1,357	172,000
Engie SA	France	12,844	147,249
RWE AG	Germany	4,602	168,775
Sempra Energy	United States	2,250	338,107
			923,894
Multiline Retail 0.2%
Canadian Tire Corp. Ltd., A	Canada	400	50,359
Dollarama Inc.	Canada	1,900	109,173
			159,532
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	United States	2,520	87,948
ConocoPhillips	United States	4,207	377,831
Devon Energy Corp.	United States	4,379	241,327
Diamondback Energy Inc.	United States	1,204	145,864
Eni SpA	Italy	17,407	206,148
OMV AG	Austria	1,012	47,356
Repsol SA	Spain	10,045	147,547
Shell PLC	Netherlands	27,799	720,449
Suncor Energy Inc.	Canada	10,000	350,091
TotalEnergies SE	France	9,017	474,829
			2,799,390
Paper & Forest Products 0.0%†
West Fraser Timber Co. Ltd.	Canada	400	30,628
Personal Products 0.3%
L'Oreal SA	France	586	201,740
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	United States	10,775	829,675
Novo Nordisk AS, B	Denmark	2,220	245,677
Pfizer Inc.	United States	12,596	660,408
Roche Holding AG, Bearer	Switzerland	189	72,729
Roche Holding AG, Non-Voting	Switzerland	577	191,992
			2,000,481
Professional Services 0.2%
Adecco Group AG	Switzerland	1,110	37,613
Randstad NV	Netherlands	878	42,407
Robert Half International Inc.	United States	788	59,013
			139,033
Real Estate Management & Development 0.6%
[a] CBRE Group Inc., A	United States	2,378	175,044
CK Asset Holdings Ltd.	Hong Kong	13,500	95,483
Henderson Land Development Co. Ltd.	Hong Kong	10,000	37,467
LEG Immobilien AG	Germany	531	43,922
Sun Hung Kai Properties Ltd.	Hong Kong	8,500	100,415
			452,331
Road & Rail 1.5%
JB Hunt Transport Services Inc.	United States	581	91,490
Knight-Swift Transportation Holdings Inc.	United States	1,090	50,456
Old Dominion Freight Line Inc.	United States	683	175,039
TFI International Inc.	Canada	600	48,063
Union Pacific Corp.	United States	3,676	784,017
			1,149,065
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Inc.	United States	1,296	629,610

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Micron Technology Inc.	United States	8,083	446,828
NXP Semiconductors NV	Netherlands	731	108,210
[a] ON Semiconductor Corp.	United States	3,146	158,275
QUALCOMM Inc.	United States	6,164	787,389
[a] Renesas Electronics Corp.	Japan	8,400	76,237
STMicroelectronics NV	Switzerland	4,978	156,128
Texas Instruments Inc.	United States	3,521	541,002
Tokyo Electron Ltd.	Japan	1,000	326,083
			3,229,762
Software 4.4%
[a] Cadence Design Systems Inc.	United States	1,980	297,059
Constellation Software Inc.	Canada	100	148,135
[a] Dropbox Inc., A	United States	2,084	43,743
[a] Fair Isaac Corp.	United States	188	75,369
[a] Fortinet Inc.	United States	5,015	283,749
Microsoft Corp.	United States	7,815	2,007,127
[a] Synopsys Inc.	United States	1,093	331,944
The Sage Group PLC	United Kingdom	7,409	57,118
Trend Micro Inc.	Japan	1,000	48,729
			3,292,973
Specialty Retail 3.5%
[a] AutoZone Inc.	United States	143	307,324
Bath & Body Works Inc.	United States	1,803	48,537
Best Buy Co. Inc.	United States	1,535	100,067
Lowe's Companies Inc.	United States	4,233	739,378
[a] O'Reilly Automotive Inc.	United States	465	293,768
The Home Depot Inc.	United States	3,165	868,065
Tractor Supply Co.	United States	778	150,815
[a] Ulta Beauty Inc.	United States	382	147,253
			2,655,207
Technology Hardware, Storage & Peripherals 0.3%
HP Inc.	United States	7,466	244,735
Textiles, Apparel & Luxury Goods 0.8%
Burberry Group PLC	United Kingdom	2,850	56,798
Cie Financiere Richemont SA	Switzerland	593	62,964
Gildan Activewear Inc.	Canada	1,400	40,211
LVMH Moet Hennessy Louis Vuitton SE	France	689	419,007
Pandora AS	Denmark	691	43,374
			622,354
Tobacco 0.9%
Altria Group Inc.	United States	12,791	534,280
Imperial Brands PLC	United Kingdom	6,275	139,916
			674,196
Trading Companies & Distributors 1.9%
Ferguson PLC	United States	1,521	169,719
ITOCHU Corp.	Japan	8,300	224,034
Marubeni Corp.	Japan	11,300	101,809
Mitsubishi Corp.	Japan	9,000	267,439
Mitsui & Co. Ltd.	Japan	9,900	218,215
Sumitomo Corp.	Japan	8,000	109,352
Toyota Tsusho Corp.	Japan	1,500	48,912
[a] United Rentals Inc.	United States	519	126,070
W.W. Grainger Inc.	United States	319	144,963
			1,410,513
Wireless Telecommunication Services 0.6%
KDDI Corp.	Japan	11,200	353,589

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Vodafone Group PLC	United Kingdom	59,019	90,784
			444,373
Total Common Stocks (Cost $51,192,683)			49,469,721
Preferred Stocks 0.2%
Automobiles 0.2%
Volkswagen AG, 5.933%, pfd.	Germany	1,310	174,507
Total Investments (Cost $51,389,039) 65.9%			49,644,228
Other Assets, less Liabilities 34.1%			25,684,905
Net Assets 100.0%			$75,329,133

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $44,020, representing
0.1% of net assets.

At June 30, 2022, the Fund had the following total return equity swap contracts outstanding.

Swaps
Description
OTC Swap Contracts
					Notional		Unrealized
		Payment		Maturity	Amount		Appreciation
Short	Financing Rate	Frequency	Counterparty	Date	(000	)s	(Depreciation)
	1-month USD
MSFTLSSP	LIBOR	At Maturity	MSCS	7/21/22	33,952		(1,074,084)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	4,355,029	$3,106,582	9/21/22	$—	$(109,933)
Brazilian Real	MSCO	Sell	5,202,960	1,032,559	9/21/22	59,518	—
Canadian Dollar	MSCO	Buy	1,862,389	1,464,539	9/21/22	—	(20,577)
Czech Koruna	MSCO	Buy	45,400,302	1,924,414	9/21/22	—	(25,027)
Euro	MSCO	Sell	2,318,368	2,474,394	9/21/22	37,065	—
Great British Pound	MSCO	Buy	503,054	628,311	9/21/22	—	(16,469)
Hungarian Forint	MSCO	Buy	167,881,182	437,284	9/21/22	—	(553)
Hungarian Forint	MSCO	Sell	735,134,969	1,936,278	9/21/22	23,877	—
Israeli Shekel	MSCO	Sell	10,869,840	3,245,353	9/21/22	124,735	—
Japanese Yen	MSCO	Sell	116,983,776	879,285	9/21/22	13,498	—
Mexican Peso	MSCO	Buy	40,209,705	2,003,380	9/21/22	—	(38,874)
New Zealand Dollar	MSCO	Sell	2,645,818	1,696,147	9/21/22	52,573	—
South African Rand	MSCO	Buy	48,963,775	3,126,422	9/21/22	—	(161,278)
South Korean Won	MSCO	Sell	2,745,787,850	2,164,980	9/21/22	46,238	—
Swedish Krona	MSCO	Sell	12,113,827	1,226,022	9/21/22	39,934	—
Swiss Franc	MSCO	Buy	525,481	540,415	9/21/22	11,536	—
Swiss Franc	MSCO	Sell	881,588	897,043	9/21/22	—	(28,953)
Swiss Franc	MSCO	Sell	525,481	534,693	9/21/22	—	(17,258)
Total Forward Exchange Contracts						$408,974	$(418,922)
Net unrealized appreciation (depreciation)							$(9,948)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

					FRANKLIN TEMPLETON ETF TRUST
		CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SPI 200 Index	Long	38	$4,220,762	9/15/22	$(294,444)
S&P/TSX 60 Index	Long	21	3,719,911	9/15/22	(344,849)
FTSE/JSE Africa Top40 Index	Long	90	3,293,893	9/15/22	(102,681)
Euro-OAT	Long	20	2,896,523	9/08/22	(55,011)
Euro-Bund	Long	18	2,799,757	9/08/22	80,918
Canada 10 Yr. Bond	Long	19	1,826,280	9/20/22	10,872
Euro-BTP	Long	14	1,802,021	9/08/22	(1,394)
FTSE 100 Index	Long	16	1,383,696	9/16/22	(73,929)
CAC 40 10 Euro	Long	17	1,051,074	7/15/22	(86,040)
IBEX 35 Index	Short	5	420,250	7/15/22	35,942
EURO STOXX 50 Index	Short	25	899,348	9/16/22	11,990
DAX Index	Short	3	1,001,358	9/16/22	121,379
S&P 500 E-Mini	Short	10	1,894,750	9/16/22	(20,094)
Australian 10 Yr. Bond	Short	25	2,043,953	9/15/22	5,622
SGX Nifty 50	Short	75	2,358,375	7/28/22	8,871
OMXS30 Index	Short	164	2,993,559	7/15/22	300,591
Nikkei 225 Mini	Short	18	3,495,197	9/08/22	213,236
U.S. Treasury 10 Yr. Note	Short	87	10,312,219	9/21/22	(39,588)
Long Gilt, September	Short	11	1,522,653	9/28/22	9,355
Commodity Contracts
Soybean, November	Long	17	1,239,300	11/14/22	(86,875)
NY Harbor ULSD, August	Long	7	1,126,167	7/29/22	(141,393)
Brent Crude, September	Long	10	1,090,300	7/29/22	(113,897)
WTI Crude, August	Long	10	1,057,600	7/20/22	(133,144)
Gasoline Rbob, August	Long	7	1,039,672	7/29/22	(162,011)
Low Sulphur Gasoil, August	Long	9	1,011,600	8/11/22	(126,515)
Natural Gas, August	Long	11	596,640	7/27/22	(293,206)
Soybean Oil, December	Long	15	580,140	12/14/22	(128,912)
Live Cattle, December	Long	6	347,700	12/30/22	484
Gold 100 Ounce, February	Long	1	183,940	2/24/23	(3,142)
Sugar No. 11, May	Long	9	183,557	4/28/23	(10,096)
Gold 100 Ounce, August	Long	1	180,730	8/29/22	(4,330)
Cocoa, March	Long	7	168,280	3/16/23	(9,431)
Soybean Meal, March	Long	4	160,520	3/14/23	4,008
Soybean, March	Long	2	145,350	3/14/23	(10,231)
Cotton No. 2, May	Long	3	138,705	5/08/23	(32,949)
Lean Hog, December	Long	4	132,600	12/14/22	(4,132)
Corn, March	Long	4	125,250	3/14/23	(19,062)
Soybean Oil, March	Long	3	115,020	3/14/23	(24,579)
Silver, March	Long	1	103,375	3/29/23	(8,902)
Copper, March	Long	1	93,238	3/29/23	(16,627)
Coffee ‘C’, March	Long	1	84,056	3/21/23	(2,665)
Wheat, March	Long	1	45,550	3/14/23	(10,103)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Platinum, October	Short	6	268,590	10/27/22	27,441
Wheat, September	Short	8	353,600	9/14/22	72,727
Coffee ‘C’, September	Short	6	517,725	9/20/22	(7,446)
Corn, September	Short	19	597,313	9/14/22	92,620
Lean Hog, August	Short	16	653,440	8/12/22	10,644
Cocoa, September	Short	29	678,600	9/15/22	7,854
Silver, September	Short	7	712,320	9/28/22	56,398
Copper, September	Short	8	742,000	9/28/22	137,243
Soybean Meal, December	Short	22	894,740	12/14/22	(23,764)
Sugar No. 11, October	Short	50	1,036,000	9/30/22	17,191
Live Cattle, August	Short	26	1,378,780	8/31/22	18,230
Total Futures Contracts					$(1,147,826)
*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley
Capital Services LLC as of June 30, 2022 , expiration date 7/21/22:

	Country	Shares	Value
Reference Entity - Short 100.00%
Automobiles & Components 5.34%
Aptiv PLC	United States	(2,164)	(192,748)
BorgWarner Inc.	United States	(1,917)	(63,970)
Cie Generale des Etablissements Michelin SCA	France	(5,184)	(140,774)
Continental AG	Germany	(868)	(60,345)
Denso Corp.	Japan	(3,500)	(185,698)
Ferrari NV	Italy	(1,023)	(187,376)
Lear Corp.	United States	(472)	(59,420)
Lucid Group Inc., A	United States	(3,433)	(58,910)
Magna International Inc	Canada	(2,300)	(126,024)
Nissan Motor Co. Ltd.	Japan	(18,300)	(71,150)
Porsche Automobil Holding SE	Germany	(1,226)	(80,902)
Renault SA	France	(1,588)	(39,496)
Subaru Corp.	Japan	(4,800)	(85,203)
Tesla Inc.	United States	(770)	(518,533)
			(1,870,549)
Banks 2.21%
Danske Bank A/S	Denmark	(5,318)	(74,985)
First Citizens BancShares Inc.	United States	(91)	(59,494)
First Republic Bank	United States	(1,400)	(201,880)
Huntington Bancshares Inc.	United States	(10,980)	(132,090)
Skandinaviska Enskilda Banken AB, A	Sweden	(12,539)	(122,852)
Svenska Handelsbanken AB, A	Sweden	(11,322)	(96,587)
Swedbank AB	Sweden	(6,949)	(87,681)
			(775,569)
Capital Goods 13.32%
Airbus SE	France	(4,747)	(458,806)
Alfa Laval AB	Sweden	(2,277)	(54,795)
Alstom SA	France	(2,492)	(56,248)
Assa Abloy AB, B	Sweden	(8,175)	(173,354)
Atlas Copco AB, A	Sweden	(21,669)	(202,091)
Boeing Co.	United States	(4,300)	(587,896)
CAE Inc.	Canada	(2,400)	(59,016)
Epiroc AB, A	Sweden	(5,227)	(80,567)
Epiroc AB, B	Sweden	(3,138)	(42,320)
Ferrovial SA	Spain	(3,891)	(98,401)
Generac Holdings Inc.	United States	(513)	(108,028)
General Electric Co.	United States	(7,356)	(468,357)
HEICO Corp., A	United States	(573)	(60,383)
Howmet Aerospace Inc.	United States	(2,992)	(94,098)

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Kone Oyj	Finland	(2,746)	(130,220)
L3Harris Technologies Inc.	United States	(726)	(175,474)
Makita Corp.	Japan	(1,700)	(42,320)
Melrose Industries PLC	United Kingdom	(34,595)	(62,895)
MTU Aero Engines AG	Germany	(425)	(77,178)
Nibe Industrier AB	Sweden	(12,829)	(96,148)
Plug Power Inc.	United States	(4,383)	(72,626)
Rolls-Royce Holdings PLC	United Kingdom	(64,843)	(65,322)
Safran SA	France	(2,687)	(264,648)
Sandvik AB	Sweden	(8,407)	(136,064)
Schindler Holding AG	Switzerland	(247)	(44,918)
Siemens Energy AG	Germany	(3,408)	(49,827)
Skanska AB, B	Sweden	(2,652)	(40,579)
SKF AB, B	Sweden	(2,974)	(43,678)
Smiths Group PLC	United Kingdom	(3,054)	(51,907)
Stanley Black & Decker Inc.	United States	(1,277)	(133,906)
TransDigm Group Inc.	United States	(422)	(226,475)
Vestas Wind Systems A/S	Denmark	(8,411)	(177,245)
Vinci SA	France	(2,599)	(230,847)
			(4,666,637)
Commercial & Professional Services 0.96%
CoStar Group Inc.	United States	(3,116)	(188,238)
Rentokil Initial PLC	United Kingdom	(15,240)	(87,840)
Ritchie Bros Auctioneers Inc.	Canada	(900)	(58,432)
			(334,510)
Consumer Durables & Apparel 1.44%
adidas AG	Germany	(1,361)	(240,122)
Newell Brands Inc.	United States	(3,120)	(59,405)
Persimmon PLC	United Kingdom	(2,521)	(57,038)
PulteGroup Inc.	United States	(1,964)	(77,833)
Whirlpool Corp	United States	(459)	(71,085)
			(505,483)
Consumer Services 3.29%
Accor SA	France	(1,386)	(37,428)
Aramark	United States	(1,847)	(56,574)
Caesars Entertainment Inc.	United States	(1,847)	(70,740)
Carnival Corp.	United States	(7,028)	(60,792)
Darden Restaurants Inc.	United States	(1,008)	(114,025)
Evolution AB	Sweden	(1,449)	(131,518)
Flutter Entertainment PLC	Ireland	(1,368)	(137,983)
InterContinental Hotels Group PLC	United Kingdom	(1,533)	(80,986)
Las Vegas Sands Corp.	United States	(2,830)	(95,060)
MGM Resorts International	United States	(2,932)	(84,881)
Restaurant Brands International Inc.	Canada	(2,300)	(115,129)
Royal Caribbean Cruises Ltd.	United States	(1,909)	(66,643)
Whitbread PLC	United Kingdom	(1,631)	(49,084)
Wynn Resorts Ltd.	United States	(894)	(50,940)
			(1,151,783)
Diversified Financials 5.67%
Annaly Capital Management Inc. REIT	United States	(12,688)	(74,986)
Coinebase Global Inc., A	United States	(1,016)	(47,772)
Credit Suisse Group AG	Switzerland	(21,210)	(120,080)
EQT AB	Sweden	(2,461)	(50,289)
Euronext NV	Netherlands	(669)	(54,484)
Groupe Bruxelles Lambert SA	Belgium	(515)	(42,900)
Hong Kong Exchanges & Clearing Ltd	Hong Kong	(9,400)	(462,396)
Investor AB, B	Sweden	(14,404)	(236,398)
Japan Exchange Group Inc.	Japan	(3,800)	(54,767)
London Stock Exchange Group PLC	United Kingdom	(2,666)	(247,103)
MarketAxess Holdings Inc.	United States	(291)	(74,499)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

S&P Global Inc.	United States	(1,545)	(520,758)
			(1,986,432)
Energy 0.61%
Cameco Corp.	Canada	(3,300)	(69,226)
Neste Oyj	Finland	(3,300)	(145,727)
			(214,953)
Food & Staples Retailing 0.50%
Aeon Co. Ltd.	Japan	(5,100)	(88,369)
HelloFresh SE	Germany	(1,334)	(43,025)
Ocado Group PLC	United Kingdom	(4,419)	(41,924)
			(173,318)
Food, Beverage & Tobacco 1.62%
Brown-Forman Corp.	United States	(2,412)	(169,226)
Danone SA	France	(5,056)	(281,521)
Mowi ASA	Norway	(3,163)	(71,746)
Orkla ASA	Norway	(5,768)	(45,958)
			(568,451)
Health Care Equipment & Services 4.11%
Baxter International Inc.	United States	(3,859)	(247,864)
DaVita Inc.	United States	(451)	(36,062)
DENTSPLY SIRONA Inc.	United States	(1,709)	(61,063)
Dexcom Inc.	United States	(3,151)	(234,844)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(4,634)	(57,566)
Fresenius Medical Care AG & Co. KGaA	Germany	(1,551)	(77,232)
Insulet Corp.	United States	(566)	(123,354)
M3 Inc.	Japan	(3,600)	(103,292)
Masimo Corp.	United States	(424)	(55,404)
Novocure Ltd.	United States	(783)	(54,419)
Olympus Corp.	Japan	(9,500)	(190,657)
SARTORIUS AG	Germany	(200)	(69,711)
Sysmex Corp.	Japan	(1,400)	(84,151)
Teladoc Health Inc.	United States	(1,335)	(44,335)
			(1,439,954)
Household & Personal Products 3.52%
Clorox Co.	United States	(942)	(132,803)
Essity AB, B	Sweden	(4,792)	(124,904)
Henkel AG & Co.	Germany	(1,362)	(83,697)
Kimberly-Clark Corp.	United States	(2,551)	(344,768)
Reckitt Benckiser Group PLC	United Kingdom	(5,585)	(418,493)
Shiseido Co. Ltd.	Japan	(3,200)	(128,278)
			(1,232,943)
Insurance 1.88%
Ageas SA/NV	Belgium	(1,261)	(55,343)
Insurance Australia Group Ltd.	Australia	(19,077)	(57,196)
Lincoln National Corp.	United States	(1,319)	(61,690)
Phoenix Group Holdings PLC	United Kingdom	(5,879)	(42,153)
Prudential PLC	United Kingdom	(21,515)	(265,469)
Willis Towers Watson PLC	United States	(900)	(177,651)
			(659,502)
Materials 8.20%
Agnico Eagle Mines Ltd.	Canada	(3,700)	(169,002)
Air Products and Chemicals Inc.	United States	(1,705)	(410,018)
Akzo Nobel NV	Netherlands	(1,473)	(96,431)
Antofagasta PLC	United Kingdom	(3,141)	(44,058)
Ball Corp.	United States	(2,456)	(168,899)
Chr. Hansen Holding A/S	Denmark	(827)	(60,060)
Croda International PLC	United Kingdom	(1,156)	(90,861)
DuPont de Nemours Inc.	United States	(4,024)	(223,654)
Ecolab Inc.	United States	(2,016)	(309,980)
Givaudan SA	Switzerland	(75)	(262,992)

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

International Flavors & Fragrances Inc.	United States	(2,001)	(238,359)
Kinross Gold Corp.	Canada	(9,900)	(35,150)
Newcrest Mining Ltd.	Australia	(6,933)	(99,593)
Nippon Paint Holdings Co. Ltd.	Japan	(6,600)	(49,116)
Northern Star Resources Ltd.	Australia	(9,285)	(43,672)
RPM International Inc.	United States	(1,007)	(79,271)
Sherwin-Williams Co.	United States	(1,935)	(433,266)
Umicore SA	Belgium	(1,649)	(57,442)
			(2,871,824)
Media & Entertainment 7.05%
AMC Entertainment Holdings Inc., A	United States	(4,183)	(56,680)
Cable One Inc.	United States	(43)	(55,441)
Charter Communications Inc Com Usd.001 Cl A	United States	(948)	(444,166)
Embracer Group AB	Sweden	(5,418)	(41,235)
IAC/InterActive Corp.	United States	(646)	(49,077)
Informa PLC	United Kingdom	(12,361)	(79,382)
Liberty Broadband Corp.	United States	(1,057)	(122,231)
Match Group Inc.	United States	(1,949)	(135,826)
Netflix Inc,	United States	(2,936)	(513,418)
News Corp., A	United States	(3,037)	(47,316)
Paramount Global, B	United States	(4,973)	(122,734)
Pinterest Inc., A	United States	(4,784)	(86,877)
ROBLOX Corp.	United States	(2,771)	(91,055)
Roku Inc.	United States	(1,012)	(83,126)
Sea Ltd. ADR	Taiwan	(2,900)	(193,894)
Snap Inc.	United States	(9,104)	(119,536)
Take-Two Interactive Software Inc.	United States	(1,260)	(154,388)
Zoominfo Technologies Inc.	United States	(2,219)	(73,760)
			(2,470,142)
Pharmaceuticals, Biotechnology & Life Sciences 3.20%
Alnylam Pharmaceuticals Inc.	United States	(935)	(136,370)
BioMarin Pharmaceutical Inc.	United States	(1,445)	(119,747)
Chugai Pharmaceutical Co. Ltd.	Japan	(5,300)	(135,372)
CLP Holdings Ltd.	Australia	(449)	(83,074)
Eisai Co. Ltd.	Japan	(1,900)	(80,067)
Elanco Animal Health Inc.	United States	(3,293)	(64,642)
Exact Sciences Corp.	United States	(1,447)	(56,997)
Grifols SA	Spain	(2,350)	(44,308)
Kyowa Kirin Co. Ltd.	Japan	(2,100)	(47,146)
Sartorius Stedim Biotech	France	(221)	(69,152)
Seagen Inc.	United States	(1,034)	(182,956)
Viatris Inc.	United States	(9,456)	(99,004)
			(1,118,835)
Real Estate 4.43%
Boston Properties Inc. REIT	United States	(1,189)	(105,797)
Digital Realty Trust Inc.	United States	(2,210)	(286,924)
Equinix Inc.	United States	(718)	(471,741)
Mitsui Fudosan Co. Ltd.	Japan	(7,100)	(152,473)
SBA Communications Corp. REIT	United States	(863)	(276,203)
Unibail-Rodamco-Westfield REIT	France	(1,004)	(51,065)
Vonovia SE	Germany	(4,107)	(126,234)
Vornado Realty Trust REIT	United States	(1,310)	(37,453)
Zillow Group Inc., C	United States	(1,359)	(43,148)
			(1,551,038)
Retailing 4.18%
Burlington Stores Inc	United States	(525)	(71,521)
CarMax Inc	United States	(1,315)	(118,981)
Doordash Inc.	United States	(1,522)	(97,667)
Etsy Inc.	United States	(1,015)	(74,308)
Fast Retailing Co. Ltd.	Japan	(500)	(261,603)
H & M AB, B	Sweden	(5,710)	(68,069)
MercadoLibre Inc.	Brazil	(376)	(239,463)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Nitori Holdings Co. Ltd.	Japan	(600)	(56,950)
Pan Pacific International Holdings Corp.	Japan	(3,000)	(47,808)
Prosus NV	China	(6,565)	(428,824)
			(1,465,194)
Semiconductors & Semiconductor Equipment 4.83%
Advanced Micro Devices Inc.	United States	(5,464)	(417,832)
ASM International NV	Netherlands	(379)	(94,540)
Enphase Energy Inc.	United States	(1,109)	(216,521)
Lam Research Corp.	United States	(1,113)	(474,305)
Lasertec Corp.	Japan	(600)	(71,326)
Marvell Technology Inc.	United States	(6,897)	(300,226)
SolarEdge Technologies Inc.	United States	(428)	(117,135)
			(1,691,885)
Software & Services 15.68%
Adyen NV	Netherlands	(190)	(275,706)
Amadeus IT Group SA	Spain	(3,632)	(201,853)
Avalara Inc.	United States	(729)	(51,467)
Bill.com Holdings Inc.	United States	(781)	(85,863)
Cloudflare Inc., A	United States	(2,139)	(93,581)
Crowdstrike Holdings Inc., A	United States	(1,630)	(274,753)
Datadog Inc., A	United States	(1,886)	(179,623)
DocuSign Inc.	United States	(1,659)	(95,193)
Fidelity National Information Services Inc.	United States	(4,721)	(432,774)
Fiserv Inc.	United States	(4,904)	(436,309)
FleetCor Technologies Inc.	United States	(614)	(129,008)
Guidewire Software Inc	United States	(615)	(43,659)
MongoDB Inc.	United States	(565)	(146,618)
Okta Inc., A	United States	(1,232)	(111,373)
Palantir Technologies Inc.	United States	(13,329)	(120,894)
PayPal Holdings Inc.	United States	(6,757)	(471,909)
Shopify Inc., A	Canada	(10,000)	(311,795)
Snowflake Inc.	United States	(1,742)	(242,243)
Splunk Inc.	United States	(1,340)	(118,536)
Square Inc., A	United States	(4,462)	(274,235)
Twilio Inc., A	United States	(1,400)	(117,334)
Unity Software Inc.	United States	(1,543)	(56,813)
Visa Inc., A	United States	(2,591)	(510,142)
Workday Inc., A	United States	(1,547)	(215,930)
Worldline SA	France	(2,053)	(75,936)
Xero Ltd.	New Zealand	(1,052)	(55,674)
Zendesk Inc.	United States	(992)	(73,477)
Zoom Video Communications Inc., A	United States	(1,731)	(186,896)
Zscaler Inc.	United States	(689)	(103,012)
			(5,492,606)
Technology Hardware & Equipment 0.53%
Logitech International SA	Switzerland	(1,393)	(72,564)
NetApp Inc.	United States	(1,732)	(112,995)
			(185,559)
Telecommunication Services 2.77%
Cellnex Telecom SA	Spain	(4,749)	(183,848)
Lumen Technologies Inc.	United States	(7,433)	(81,094)
SoftBank Corp.	Japan	(21,900)	(242,850)
SoftBank Group Corp	Japan	(10,100)	(389,190)
Telenor ASA	Norway	(5,376)	(71,283)
			(968,265)
Transportation 1.86%
Central Japan Railway Co.	Japan	(1,100)	(126,757)
East Japan Railway Co.	Japan	(2,300)	(117,459)
Kuehne + Nagel International AG	Switzerland	(408)	(96,316)
Uber Technologies Inc.	United States	(12,120)	(247,975)

				FRANKLIN TEMPLETON ETF TRUST
		CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	West Japan Railway Co.		Japan	(1,700)	(62,454)
					(650,961)
	Utilities 2.80%
	EDP - Energias de Portugal SA		Portugal	(21,906)	(101,958)
	EDP Renovaveis SA		Spain	(2,322)	(54,668)
	Hong Kong & China Gas Co. Ltd.		Hong Kong	(84,000)	(90,456)
	Iberdrola SA		Spain	(34,896)	(361,026)
	Northland Power Inc.		Canada	(1,700)	(50,501)
	Orsted AS		Denmark	(1,567)	(163,433)
	PPL Corp.		United States	(5,784)	(156,920)
					(978,962)
	Total Value of Reference Entity - Morgan Stanley Capital Services LLC				$(35,025,355)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
CAC	-	Cotation Assistée en Continu
LIBOR	-	London InterBank Offered Rate
MSCO	-	Morgan Stanley
OAT	-	Obligation Assumable by the Treasurer
REIT	-	Real Estate Investment Trust
SBA	-	Small Business Administration
SPA	-	Standby Purchase Agreement
SPI	-	Swiss Performance Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 23.2%
Aerospace & Defense 0.2%
The Boeing Co., Sr. Unsecured note, 3.50%, 3/01/39	United States	5,000,000	$3,584,528

Air Freight & Logistics 0.1%
FedEx Corp., senior bond, 4.05%, 2/15/48	United States	2,000,000	1,678,108

Airlines 1.0%
American Airlines 2016-3 Class A Pass Through Trust 3.25%, 4/15/30	United States	4,406,313	3,693,184
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%,
10/20/25	United States	7,700,000	7,489,104
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%,
11/01/29	United States	904,483	796,461
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%,
4/15/29	United States	84,684	83,355
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	1,992,000	1,894,598
			13,956,702
Banks 3.5%
[a] Banco de Chile, senior unsecured, 144A, 2.99%, 12/09/31	Chile	1,200,000	1,004,232
Bank of America Corp.,
senior unsecured, 1.922%, 10/24/31	United States	1,500,000	1,199,548
Sr. Unsecured note, 2.592%, 4/29/31	United States	3,000,000	2,547,005
Sr. Unsecured note,3.864% to 7/23/23, FRN thereafter, 7/23/24	United States	5,100,000	5,080,524
Citigroup Inc.,
3.057%, 1/25/33	United States	1,800,000	1,527,457
senior bond, 5.875%, 1/30/42	United States	1,100,000	1,171,278
Sr. Unsecured, 4.044%, to 6/01/23 FRN thereafter, 6/01/24	United States	5,100,000	5,088,625
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,470,298
subordinate, 4.125%, 7/25/28	United States	2,300,000	2,208,613
HSBC Holdings PLC,
senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,510,409
senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,054,903
Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,190,631
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,705,217
Sr. Unsecured, 1.953%, 2/04/32	United States	2,000,000	1,600,355
subordinated, 2.956%, to 5/13/30 FRN thereafter, 5/13/31	United States	5,000,000	4,321,219
Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	2,800,000	3,456,350
[a] Societe Generale SA, Sr. Unsecured, 144A, 1.792%, 6/09/27	France	2,300,000	2,010,228
Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	3,604,577
Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN
thereafter,10/30/30	United States	7,700,000	6,777,610
			50,529,079
Beverages 0.2%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	United States	2,400,000	2,252,009
senior bond, 5.55%, 1/23/49	United States	1,200,000	1,228,155
			3,480,164
Biotechnology 0.3%
AbbVie Inc., senior bond, 4.75%, 3/15/45	United States	5,000,000	4,712,421
Bio-Rad Laboratories Inc. 3.30%, 3/15/27	United States	500,000	472,247
			5,184,668
Building Products 0.5%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	900,000	683,099
MDC Holdings Inc. 2.50%, 1/15/31	United States	4,000,000	2,956,410

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

NVR Inc., Sr. Unsecured, 3.00%, 5/15/30	United States	4,500,000	3,881,282
			7,520,791
Capital Markets 0.7%
Morgan Stanley,
senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,953,841
sub. bond, 3.95%, 4/23/27	United States	3,600,000	3,489,295
The Goldman Sachs Group Inc., senior bond, 3.691% to 6/05/27, FRN
thereafter, 6/05/28	United States	2,500,000	2,372,824
			9,815,960
Chemicals 0.4%
[a] International Flavors & Fragrances Inc., Sr. Unsecured, 144A, 2.30%,
11/01/30	United States	6,500,000	5,347,907

Commercial Services & Supplies 0.3%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	3,831,296

Containers & Packaging 0.2%
Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	3,500,000	2,873,232

Diversified Consumer Services 0.3%
Kohl's Corp., Sr. Unsecured note, 3.375%, 5/01/31	United States	5,000,000	4,341,954
Diversified Financial Services 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.40%, 10/29/33	Ireland	3,500,000	2,767,996
Diversified Telecommunication Services 1.3%
America Movil SAB de CV, Sr. Unsecured note, 2.875%, 5/07/30	Mexico	3,800,000	3,404,377
AT&T Inc., Sr. Unsecured, 3.50%, 6/01/41	United States	4,000,000	3,200,560
France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	5,554,829
Verizon Communications Inc.,
Sr. Unsecured note, 1.75%, 1/20/31	United States	5,000,000	4,020,794
Sr. Unsecured note, 2.85%, 9/03/41	United States	3,900,000	2,929,772
			19,110,332
Education Services 0.4%
Rockefeller University, Series 2020, Unsecured, 3.75%, 7/01/51	United States	7,000,000	6,104,582
Electric Utilities 2.3%
Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,151,861
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,800,000	2,914,771
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	5,052,954
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	4,500,000	3,860,459
Enel Finance International NV,
[a] 144A, 2.25%, 7/12/31	Italy	3,500,000	2,750,884
[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,498,185
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	2,881,880
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,288,043
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	935,977
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior
bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	585,480
[a] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	3,300,000	3,269,633
The Southern Co., senior bond, 3.70%, 4/30/30	United States	3,000,000	2,786,649
Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	4,389,682
			34,366,458
Electronic Equipment, Instruments & Components 0.7%
Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	6,300,000	6,003,855
Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	6,000,000	4,977,762
			10,981,617
Energy Equipment & Services 0.9%
Kinder Morgan Inc. 2.00%, 2/15/31	United States	8,200,000	6,568,564
MPLX LP, Sr. Unsecured, 2.65%, 8/15/30	United States	5,000,000	4,178,563

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	1,844,428
			12,591,555
Entertainment 0.1%
[a] Magallanes Inc., 144A, 4.054%, 3/15/29	United States	900,000	825,029
Equity Real Estate Investment Trusts (REITs) 0.1%
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	1,000,000	839,496
Food Products 0.3%
[a] Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	800,000	649,884
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	3,869,735
			4,519,619
Health Care Providers & Services 1.0%
Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,004,549
Centene Corp., Sr. Unsecured, 3.00%, 10/15/30	United States	3,000,000	2,494,155
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	1,117,000	1,106,289
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,387,770
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	5,832,900
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/31	Ireland	3,000,000	2,525,578
			15,351,241
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp., Sr. Unsecured, 3.90%, 8/08/29	United States	4,700,000	3,843,787
Household Durables 0.2%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	3,860,000	3,448,266
Independent Power Producers & Energy Traders 0.3%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	5,177,456
Insurance 1.1%
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,325,378
AXA SA, Subordinated, 8.60%, 12/15/30	France	3,600,000	4,227,573
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	United States	1,200,000	1,029,505
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	3,483,448
MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,197,357
Radian Group Inc., Sr. Unsecured, 4.875%, 3/15/27	United States	2,300,000	2,064,770
Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,118,314
			15,446,345
Internet Software & Services 0.2%
[a] Tencent Holdings Ltd., Sr. Unsecured, 144A, 3.925%, 1/19/38	Cayman Islands	4,000,000	3,419,669
IT Services 0.5%
Fidelity National Information Services Inc., Sr. Unsecured note, 2.25%,
3/01/31	United States	4,500,000	3,656,984
Fiserv Inc., senior bond, 2.65%, 6/01/30	United States	4,700,000	3,985,362
			7,642,346
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
senior bond, 2.80%, 4/01/31	United States	5,000,000	4,009,477
Sr. Unsecured note, 3.50%, 3/01/42	United States	1,500,000	1,043,301
Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	1,967,543
Fox Corp., senior bond, 5.576%, 1/25/49	United States	3,200,000	3,129,225
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,019,366
			11,168,912
Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, Sr. Unsecured, 144A, 4.50%, 8/01/47	Chile	1,160,000	988,736

Oil, Gas & Consumable Fuels 1.7%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	2,877,739

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Cheniere Corpus Christi Holdings LLC, Sr. Unsecured note, first lien,
5.875%, 3/31/25	United States	2,200,000	2,255,026
[a] Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	3,400,000	3,293,648
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,631,306
Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	2,632,238
[a] Lundin Energy Finance B.V., 144A, 3.10%, 7/15/31	Netherlands	4,700,000	3,893,204
[a] Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	829,093
Sabine Pass Liquefaction LLC, Sr. Unsecured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	3,851,057
[a] Sinopec Group Overseas Development 2018 Ltd., 144A, 3.35%, 5/13/50	British Virgin Islands	1,700,000	1,283,478
The Williams Cos. Inc., senior bond, 3.50%, 11/15/30	United States	1,000,000	902,313
			24,449,102
Paper & Forest Products 0.1%
Suzano Austria GmbH 3.125%, 1/15/32	Austria	2,700,000	2,038,959

Pharmaceuticals 0.8%
Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	3,062,200
Royalty Pharma PLC 2.20%, 9/02/30	United Kingdom	5,000,000	4,038,420
Takeda Pharmaceutical Co. Ltd.,
senior note, 2.05%, 3/31/30	Japan	2,600,000	2,177,181
senior note, 5.00%, 11/26/28	Japan	2,500,000	2,549,523
			11,827,324
Real Estate Investment Trusts (REITs) 0.0%†
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 3.50%,
3/15/31	United States	400,000	316,450

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
senior bond, 4.15%, 4/01/45	United States	2,300,000	2,095,231
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,107,686
CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,000,000	846,191
			4,049,108
Software 0.3%
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	4,700,987

Tobacco 0.8%
Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	5,604,693
[a] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	5,630,982
			11,235,675
Wireless Telecommunication Services 0.7%
T-Mobile USA Inc.,
senior bond, 3.30%, 2/15/51	United States	2,000,000	1,460,707
senior note, 3.75%, 4/15/27	United States	5,000,000	4,818,661
Sr. Unsecured bond, 3.875%, 4/15/30	United States	1,000,000	934,194
Vodafone Group PLC, senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	2,486,152
			9,699,714
Total Corporate Bonds & Notes (Cost $403,029,640)			339,055,150
U.S. Government & Agency Securities 46.3%
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/37	United States	884,039	828,848
2.00%, 4/01/37	United States	5,248,303	4,906,164
2.00%, 4/01/52	United States	5,337,973	4,640,597
2.50%, 4/01/52	United States	19,470,092	17,531,523
3.00%, 5/01/52	United States	5,266,027	4,913,476
3.50%, 4/01/52	United States	3,342,805	3,219,784
3.50%, 5/01/52	United States	12,589,796	12,126,469
Federal National Mortgage Association,
2.00%, 2/01/37	United States	5,223,533	4,889,322
2.00%, 4/01/37	United States	5,220,112	4,879,811
2.50%, 2/01/52	United States	5,437,602	4,898,913
3.00%, 5/01/52	United States	5,260,290	4,906,726

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

3.50%, 6/01/49	United States	685,820	670,250
U.S. Treasury Bond,
1.125%, 8/15/40	United States	3,700,000	2,557,770
1.25%, 5/15/50	United States	20,443,000	13,015,643
1.375%, 8/15/50	United States	34,450,000	22,691,919
2.00%, 11/15/41	United States	17,000,000	13,508,359
2.00%, 2/15/50	United States	11,100,000	8,606,836
2.25%, 8/15/46	United States	25,354,000	20,463,946
2.25%, 8/15/49	United States	2,050,000	1,683,002
2.75%, 8/15/42	United States	4,387,000	3,939,903
2.75%, 11/15/42	United States	5,924,000	5,309,616
3.00%, 11/15/44	United States	12,595,000	11,683,339
3.00%, 2/15/49	United States	7,293,000	6,953,135
U.S. Treasury Note,
0.25%, 6/30/25	United States	24,509,000	22,568,864
0.375%, 11/30/25	United States	91,791,000	83,859,684
0.375%, 1/31/26	United States	62,772,000	57,084,513
0.50%, 3/31/25	United States	51,900,000	48,444,393
0.875%, 6/30/26	United States	24,500,000	22,494,063
1.25%, 12/31/26	United States	79,300,000	73,304,486
1.375%, 8/31/23	United States	20,000,000	19,640,625
1.50%, 3/31/23	United States	30,273,000	29,986,749
1.50%, 9/30/24	United States	9,050,000	8,755,875
1.50%, 10/31/24	United States	5,750,000	5,556,611
1.875%, 9/30/22	United States	6,500,000	6,501,054
2.125%, 2/29/24	United States	100,665,000	99,320,178
2.125%, 3/31/24	United States	19,000,000	18,724,648
Total U.S. Government & Agency Securities (Cost $726,785,016)			675,067,094
Municipal Bonds 4.4%
Alabama 0.3%
Southeast Alabama Gas Supply District, Series 2018B, Monthly, VRDN, 1.561%, 6/01/49		5,000,000	4,927,862

California 2.8%
California Health Facilities Financing Authority,
State of California Personal Income Tax Revenue, 2.934%, 6/01/32		530,000	471,888
State of California Personal Income Tax Revenue, 2.984%, 6/01/33		460,000	404,885
State of California Personal Income Tax Revenue, 3.034%, 6/01/34		345,000	299,973
California State University, Series 2021B-1, 2.719%, 11/01/52		2,195,000	1,638,130
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39		12,580,000	10,450,765
Contra Costa Community College District, Refunding, 2.926%, 8/01/38		4,000,000	3,188,835
Foothill-Eastern Transportation Corridor Agency, Refunding, Series 2019A, 4.094%, 1/15/49		275,000	241,410
Gilroy Unified School District, Refunding, 3.364%, 8/01/47		1,145,000	911,371
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50		7,200,000	6,503,046
San Bernardino Community College District,
Refunding, 2.686%, 8/01/41		6,140,000	4,772,170
Refunding, 2.856%, 8/01/49		3,575,000	2,572,259
State of California, 4.00%, 3/01/46		2,500,000	2,478,989
Whittier City School District, Refunding, 3.306%, 8/01/43		7,500,000	6,184,704
			40,118,425
Florida 0.0%†
County of Broward, Airport System Revenue, Refunding, Series 2019C, 3.477%, 10/01/43		560,000	473,003

New York 0.3%
Metropolitan Transportation Authority,
4.00%, 11/15/45		1,095,000	985,518
Green Bond, Series 2019B, 5.00%, 11/15/52		2,655,000	2,725,759
			3,711,277
Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51		1,295,000	1,086,847

Pennsylvania 0.6%
Commonwealth Financing Authority, Series 2021A, 2.991%, 6/01/42		7,800,000	6,232,049

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Pennsylvania State University, Series 2020B, 2.888%, 9/01/50		3,500,000	2,709,517
			8,941,566
Texas 0.3%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32		940,000	1,066,717
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44		3,750,000	3,787,933
			4,854,650
Total Municipals (Cost $76,420,556)			64,113,630
Mortgage-Backed Securities 19.5%
Fannie Mae 6.1%
Federal Home Loan Mortgage Corp.,
2.00%, 2/01/36	United States	215,681	201,692
2.00%, 1/01/37	United States	2,315,485	2,164,538
2.00%, 4/01/37	United States	5,246,053	4,904,062
2.00%, 5/01/37	United States	5,283,153	4,938,743
2.00%, 5/01/52	United States	2,149,184	1,868,403
2.50%, 4/01/37	United States	19,495,602	18,643,101
2.50%, 5/01/52	United States	5,464,480	4,922,566
3.00%, 6/01/37	United States	4,703,059	4,601,634
3.00%, 3/01/50	United States	16,145,257	15,310,745
3.00%, 3/01/50	United States	6,320,864	5,997,970
3.50%, 2/01/47	United States	1,594,562	1,569,535
3.50%, 2/01/47	United States	2,990,724	2,925,274
3.50%, 3/01/48	United States	1,927,230	1,884,909
3.50%, 3/01/48	United States	3,987,648	3,898,908
4.00%, 11/01/45	United States	2,799,452	2,820,546
4.00%, 6/01/48	United States	5,818,930	5,842,275
4.00%, 5/01/50	United States	6,431,297	6,435,087
			88,929,988
Freddie Mac 13.1%
Federal National Mortgage Association,
2.00%, 5/01/36	United States	11,851,264	11,079,149
2.00%, 7/01/36	United States	10,231,705	9,564,956
2.00%, 11/01/36	United States	1,123,763	1,051,879
2.00%, 4/01/37	United States	4,586,627	4,287,624
2.00%, 5/01/37	United States	5,277,208	4,933,185
2.00%, 7/01/51	United States	23,086,954	20,142,459
2.00%, 8/01/51	United States	15,178,177	13,221,116
2.00%, 12/01/51	United States	5,579,289	4,850,456
2.00%, 3/01/52	United States	5,887,959	5,119,347
2.50%, 7/01/36	United States	7,260,825	6,945,516
2.50%, 4/01/37	United States	667,511	638,323
2.50%, 7/01/51	United States	7,717,491	6,956,972
2.50%, 8/01/51	United States	4,826,626	4,350,788
2.50%, 9/01/51	United States	2,831,960	2,551,361
2.50%, 12/01/51	United States	16,995,244	15,317,974
2.50%, 1/01/52	United States	2,315,091	2,085,527
2.50%, 2/01/52	United States	1,711,966	1,541,985
3.00%, 6/01/37	United States	3,596,366	3,518,818
3.00%, 4/01/50	United States	6,656,011	6,316,433
3.00%, 9/01/50	United States	5,400,844	5,136,727
3.00%, 11/01/51	United States	11,011,236	10,279,556
3.00%, 5/01/52	United States	4,381,492	4,087,725
3.50%, 8/01/49	United States	11,341,767	11,191,641
3.50%, 6/01/52	United States	2,842,885	2,738,262
3.50%, 7/01/52	United States	18,000,000	17,315,156
4.00%, 2/01/49	United States	460,051	461,586
4.50%, 7/01/47	United States	5,910,623	6,026,387
4.50%, 5/01/48	United States	3,085,602	3,150,753
4.50%, 12/01/48	United States	4,488,661	4,583,500

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

4.50%, 2/01/50	United States	1,800,936	1,833,845
			191,279,006
Ginnie Mae 0.3%
Government National Mortgage Association	United States	5,255,948	4,683,623

Total Mortgage-Backed Securities (Cost $305,031,696)			284,892,617
Foreign Government and Agency Securities 2.1%
Chile 0.1%
Chile Government International Bond, Sr. Unsecured note, 3.5%,
1/25/2050		1,100,000	844,381
Colombia 0.2%
Colombia Government International Bond,
senior bond, 5.00%, 6/15/45		3,250,000	2,184,162
senior bond, 5.625%, 2/26/44		2,000,000	1,443,865
			3,628,027
India 0.1%
[a] Export-Import Bank of India, senior note, 144A, 3.25%, 1/15/2030		1,000,000	870,824
Panama 0.4%
Panama Notas del Tesoro, senior note, 3.75%, 4/17/2026		5,950,000	5,786,375
Peru 0.3%
Peruvian Government International Bond, senior bond, 2.783%, 1/23/2031		5,850,000	4,987,997
Philippines 0.3%
Philippine Government International Bond, senior bond, 3.95%,
1/20/2040		4,620,000	4,030,394

Romania 0.1%
[a] Romanian Government International Bond, senior bond, 144A,
5.125%, 6/15/2048		2,270,000	1,769,315
Supranational 0.6%
[a] African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/2029		6,100,000	5,254,589
[a] Banque Ouest Africaine de Developpement, Sr. Unsecured note, 144A, 5.00%, 7/27/2027		3,800,000	3,472,364
			8,726,953
Total Foreign Government and Agency Securities (Cost $39,024,875)			30,644,266
Asset-Backed Securities 3.5%
BANK 2021-BNK33, Series 2021-BN33, Class A5, 2.556%, 5/15/64		2,780,000	2,428,666
Benchmark Mortgage Trust,
Series 2021-B31, Class A5, 2.669%, 12/15/54		2,780,000	2,435,227
Series 2022-B32, Class A5, 3.002%, 1/15/55		5,560,000	5,009,488
[a] BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class A, 144A, 2.014%,
10/15/36		3,090,000	2,938,958
BX Commercial Mortgage Trust,
[a] Series 2019-XL, Class A, 144A, 2.244%, 10/15/36		3,792,238	3,728,944
[a] Series 2021-VOLT, Class B, 144A, 2.274%, 9/15/36		3,190,000	3,003,931
[a] 144A, 2.347%, 2/15/39		2,988,240	2,874,886
[a] BX Trust, Series 2022-IND, Class A, 144A, 2.825%, 4/15/37		5,110,000	4,983,708
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%,
8/15/24		5,510,000	5,510,514
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.53% to
8/08/23, FRN thereafter, 8/08/24		2,000,000	2,000,401
[a] DBCG Mortgage Trust, Series 2017-BBG, Class A, 144A, 2.025%, 6/15/34		7,190,000	7,033,724
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%,
10/15/24		3,220,000	3,216,171

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1,
144A, 1.91%, 10/20/61	6,660,000	5,821,377
Total Asset-Backed Securities (Cost $53,537,024)		50,985,995
Total Investments before Short Term Investments (Cost $1,603,828,807)		1,444,758,752
Short Term Investments 1.6%
Money Market Funds 1.6%
[b,c] Institutional Fiduciary Trust Portfolio 0.90%,	23,332,589	23,332,589
Total Short Term Investments (Cost $23,332,589)		23,332,589
Total Investments (Cost $1,627,161,396) 100.6%		1,468,091,341
Other Assets, less Liabilities (0.6)%		(9,354,884)
Net Assets 100.0%		$1,458,736,457

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was
$104,802,558, representing 7.2% of net assets.
[b]See Note 3 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

At June 30, 2022, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts
Unamortized
	Periodic					Upfront	Unrealized
	Payment Rate	Payment	Maturity	Notional		Payments	Appreciation
Description	Received (Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Over the counter Swap Contracts
Contracts to Sell Protection[d,e]

Long: s25995201 CDS USD R F
1.00000 Mexico Government
International Bond	1%	Quarterly	6/20/26	5,200,000	(96,357)	(14,678)	(111,035)

$(111,035)

[d]The Fund enters contracts to sell protection to create a long credit position.
[e]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.

						FRANKLIN TEMPLETON ETF TRUST
				SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury Bond Ultra		Long	19	$2,932,531	9/21/22	$(64,747)
Ultra 10 Yr. U.S. Treasury Note		Short	19	2,420,125	9/21/22	(69,791)
Total Futures Contracts						$(134,538)
*As of period end.
Abbreviations
Selected Portfolio
FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.4%
Communication Services 8.2%
[a] Alphabet Inc., A	560	$1,220,386
AT&T Inc.	61,512	1,289,291
[a] Charter Communications Inc., A	2,788	1,306,262
Comcast Corp., A	31,895	1,251,560
[a] Liberty Broadband Corp., C	11,217	1,297,134
TELUS Corp.	56,866	1,266,974
[a] The Walt Disney Co.	13,368	1,261,939
Verizon Communications Inc.	24,609	1,248,907
		10,142,453
Consumer Discretionary 10.8%
[a] Amazon.com Inc.	10,915	1,159,282
Dollar General Corp.	4,944	1,213,455
McDonald's Corp.	4,892	1,207,737
NIKE Inc., B	11,334	1,158,335
[a] NVR Inc.	310	1,241,284
[a] O'Reilly Automotive Inc.	1,953	1,233,827
Starbucks Corp.	16,243	1,240,803
Target Corp.	8,445	1,192,687
The Home Depot Inc.	4,421	1,212,548
The TJX Cos. Inc.	20,838	1,163,802
Tractor Supply Co.	6,193	1,200,513
		13,224,273
Consumer Staples 6.2%
Mondelez International Inc., A	24,761	1,537,410
PepsiCo Inc.	9,212	1,535,272
The Coca-Cola Co.	24,409	1,535,570
The Procter & Gamble Co.	10,777	1,549,625
Walmart Inc.	12,367	1,503,580
		7,661,457
Energy 4.6%
Chevron Corp.	12,720	1,841,602
Exxon Mobil Corp.	21,408	1,833,381
Kinder Morgan Inc.	115,113	1,929,294
		5,604,277
Financials 11.5%
Aflac Inc.	25,862	1,430,944
Arthur J Gallagher & Co.	8,871	1,446,328
BlackRock Inc.	2,290	1,394,702
Intercontinental Exchange Inc.	14,852	1,396,682
JPMorgan Chase & Co.	12,116	1,364,383
Nasdaq Inc.	9,084	1,385,673
S&P Global Inc.	4,291	1,446,324
The Progressive Corp.	12,476	1,450,585
The Travelers Cos. Inc.	8,553	1,446,569
US Bancorp	30,011	1,381,106
		14,143,296
Health Care 13.9%
Abbott Laboratories	14,501	1,575,534
AbbVie Inc.	10,362	1,587,044
Amgen Inc.	6,367	1,549,091
Becton Dickinson and Co.	6,384	1,573,848
Bristol-Myers Squibb Co.	19,974	1,537,998
Danaher Corp.	6,217	1,576,134
Johnson & Johnson	8,700	1,544,337
Medtronic PLC	17,132	1,537,597
Merck & Co. Inc.	17,149	1,563,474

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Quest Diagnostics Inc.	11,381	1,513,445
UnitedHealth Group Inc.	3,122	1,603,553
		17,162,055
Industrials 9.9%
3M Co.	7,817	1,011,598
AMETEK Inc.	9,394	1,032,307
General Dynamics Corp.	4,719	1,044,079
Honeywell International Inc.	5,735	996,800
IDEX Corp.	5,759	1,046,007
Illinois Tool Works Inc.	5,620	1,024,245
Lockheed Martin Corp.	2,453	1,054,692
Republic Services Inc.	8,171	1,069,339
Roper Technologies Inc.	4,495	1,773,952
Union Pacific Corp.	4,877	1,040,166
Verisk Analytics Inc.	6,129	1,060,868
		12,154,053
Information Technology 25.4%
Accenture PLC, A	6,016	1,670,342
Amphenol Corp., A	27,201	1,751,200
Analog Devices Inc.	11,670	1,704,870
[a] ANSYS Inc.	7,314	1,750,167
Apple Inc.	12,731	1,740,582
Automatic Data Processing Inc.	8,308	1,745,012
[a] Black Knight Inc.	26,899	1,758,926
Cisco Systems Inc.	39,550	1,686,412
Fidelity National Information Services Inc.	18,716	1,715,696
International Business Machines Corp.	12,570	1,774,758
Intuit Inc.	4,524	1,743,731
[a] Keysight Technologies Inc.	12,681	1,748,076
Mastercard Inc., A	5,450	1,719,366
Microsoft Corp.	6,807	1,748,242
Oracle Corp.	25,901	1,809,703
[a] Synopsys Inc.	5,720	1,737,164
Texas Instruments Inc.	11,292	1,735,016
Visa Inc., A	8,765	1,725,741
		31,265,004
Materials 2.6%
Air Products and Chemicals Inc.	4,380	1,053,302
Ecolab Inc.	6,980	1,073,245
Linde PLC	3,538	1,017,281
		3,143,828
Real Estate 3.3%
Crown Castle International Corp.	8,014	1,349,397
Equinix Inc.	2,042	1,341,635
Public Storage	4,398	1,375,123
		4,066,155
Utilities 3.0%
American Electric Power Co. Inc.	9,809	941,076
Dominion Energy Inc.	11,745	937,368
Duke Energy Corp.	8,844	948,165
NextEra Energy Inc.	11,860	918,676
		3,745,285
Total Investments before Short Term Investments (Cost $117,938,995)		122,312,136

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Country	Principal Amount*
Short Term Investments 0.5%
U.S. Government & Agency Securities 0.5%
[b] Federal Home Loan Bank Discount Notes, 07/01/2022	United States	565,000	565,000
Total Short Term Investments (Cost $565,000)			565,000
Total Investments (Cost $118,503,995) 99.9%			122,877,136
Other Assets, less Liabilities 0.1%			183,971
Net Assets 100.0%			$123,061,107

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 97.8%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	12,462,000	$8,614,844
1.375%, 11/15/40	United States	3,795,000	2,734,624
1.875%, 11/15/51	United States	6,162,000	4,625,351
2.00%, 8/15/51	United States	4,648,000	3,594,393
2.25%, 8/15/46	United States	9,339,000	7,537,777
2.25%, 8/15/49	United States	7,922,000	6,503,776
2.375%, 2/15/42	United States	1,616,000	1,370,823
2.375%, 5/15/51	United States	551,000	465,358
2.50%, 2/15/45	United States	8,932,000	7,582,431
2.75%, 11/15/47	United States	8,790,000	7,878,724
2.875%, 5/15/49	United States	4,980,000	4,645,601
3.00%, 5/15/47	United States	1,800,000	1,683,844
3.375%, 11/15/48	United States	8,760,000	8,904,745
4.375%, 2/15/38	United States	3,150,000	3,669,135
4.50%, 5/15/38	United States	6,080,000	7,174,519
U.S. Treasury Note,
0.50%, 6/30/27	United States	28,375,000	25,014,890
0.50%, 1/15/28	United States	7,851,395	7,801,977
0.625%, 8/15/30	United States	2,450,000	2,031,777
0.75%, 8/31/26	United States	1,795,000	1,634,046
1.125%, 2/29/28	United States	5,367,000	4,826,946
1.25%, 8/31/24	United States	2,670,000	2,572,691
1.25%, 4/30/28	United States	18,200,000	16,419,812
1.375%, 11/15/31	United States	15,780,000	13,689,150
1.50%, 9/30/24	United States	12,610,000	12,200,175
1.50%, 11/30/24	United States	14,131,000	13,634,759
1.625%, 8/15/29	United States	8,785,000	8,000,527
1.75%, 7/31/24	United States	7,080,000	6,903,830
1.793%, 10/31/23	United States	30,000,000	30,075,554
1.875%, 7/31/26	United States	31,973,000	30,547,329
2.00%, 4/30/24	United States	11,369,000	11,173,151
2.00%, 5/31/24	United States	12,230,000	12,010,242
2.125%, 3/31/24	United States	13,131,000	12,940,703
2.125%, 9/30/24	United States	9,390,000	9,217,422
2.125%, 11/30/24	United States	12,920,000	12,656,048
2.25%, 10/31/24	United States	10,600,000	10,424,645
2.25%, 11/15/24	United States	13,470,000	13,246,114
2.375%, 2/29/24	United States	7,789,000	7,716,891
2.375%, 5/15/27	United States	11,000,000	10,651,094
2.50%, 5/15/24	United States	14,085,000	13,962,857
2.75%, 11/15/23	United States	2,000,000	1,994,609
2.875%, 8/15/28	United States	1,764,000	1,742,915
3.125%, 11/15/28	United States	11,527,000	11,553,566
Total U.S. Government & Agency Securities (Cost $424,074,329)			381,629,665
Short Term Investments 4.4%
Money Market Funds 4.4%
[a,b] Institutional Fiduciary Trust Portfolio 0.90%,	United States	16,909,077	16,909,077
Total Short Term Investments (Cost $16,909,077)			16,909,077
Total Investments (Cost $440,983,406) 102.2%			398,538,742

Other Assets, less Liabilities (2.2)%			(8,413,987)
Net Assets 100.0%			$390,124,755

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day effective yield at period end.
bSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 84.2%
Aerospace & Defense 4.1%
The Boeing Co., senior note, 1.167%, 2/04/23	United States	100,000	$98,895
Automobiles 4.0%
[a] Hyundai Capital America, Senior note, 144A, 2.375%, 2/10/23	United States	100,000	98,749
Banks 18.3%
Bank of Montreal, senior note, FRN thereafter, 2.118%, 3/10/23	Canada	50,000	49,896
Canadian Imperial Bank of Commerce, senior note, FRN thereafter,
2.307%, 3/17/23	Canada	50,000	49,989
Citigroup Inc., senior note, FRN thereafter, 3.01%, 9/01/23	United States	100,000	99,912
Morgan Stanley, senior unsecured note, FRN thereafter, 0.731%, 4/05/24	United States	100,000	97,527
Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 1.784%,
1/17/23	Japan	50,000	49,921
The Goldman Sachs Group Inc., senior unsecured note, FRN thereafter,
1.779%, 11/17/23	United States	100,000	99,142
			446,387
Biotechnology 6.1%
Abbvie Inc., senior unsecured, 2.155%, 11/21/22	United States	50,000	50,012
Biogen Inc., senior note, 3.625%, 9/15/22	United States	100,000	100,023
			150,035
Capital Markets 2.0%
Goldman Sachs Group Inc., senior note, FRN thereafter, 2.255%, 2/23/23	United States	50,000	49,929
Chemicals 1.2%
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	28,000	27,989
Consumer Finance 12.1%
Bunge Ltd. Finance Corp. 3.00%, 9/25/22	United States	100,000	99,989
Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	49,668
General Motors Financial Co. Inc., senior unsecured, 1.70%, 8/18/23	United States	100,000	97,557
Royalty Pharma PLC 0.75%, 9/02/23	United Kingdom	50,000	48,169
			295,383
Electric Utilities 2.0%
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	50,000	48,311
Energy Equipment & Services 4.1%
Energy Transfer LP, senior unsecured, 3.60%, 2/01/23	United States	50,000	49,869
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	49,955
			99,824
Entertainment 2.0%
[a] Magallanes Inc., 144A, 3.428%, 3/15/24	United States	50,000	49,060
Food Products 2.0%
BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	49,937
Health Care Equipment & Supplies 4.0%
Thermo Fisher Scientific Inc., Sr. Unsecured, 0.797%, 10/18/23	United States	100,000	96,951
Industrial Conglomerates 6.1%
General Electric Co., senior unsecured, FRN thereafter, 2.829%, 3/15/23	United States	50,000	49,845

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Parker-Hannifin Corp., Sr. Unsecured, 3.65%, 6/15/24	United States	100,000	99,421
			149,266
Insurance 3.9%
[a] Brighthouse Financial Global Funding, Secured, 144A, 1.20%, 12/15/23	United States	100,000	96,250
Internet & Direct Marketing Retail 4.1%
eBay Inc., senior note, 2.109%, 1/30/23	United States	100,000	100,090
Multiline Retail 2.0%
Walgreens Boots Alliance Inc., Sr. Unsecured, 0.95%, 11/17/23	United States	50,000	48,386
Oil, Gas & Consumable Fuels 2.1%
[a] Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	50,932
Road & Rail 4.1%
[a] Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A,
2.70%, 3/14/23	United States	100,000	99,736
Total Corporate Bonds & Notes (Cost $2,090,162)			2,056,110
Asset-Backed Securities 8.2%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN
thereafter, 2.246%, 4/22/26	United States	100,000	100,612
Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN
thereafter, 1.924%, 12/15/26	United States	100,000	100,320
Total Asset-Backed Securities (Cost $200,922)			200,932
Total Investments before Short-Term Investments (Cost $2,291,084)			2,257,042
Short-Term Investments 7.2%
Money Market Funds 7.2%
[b,c] Institutional Fiduciary Trust Portfolio 0.90%,	United States	174,561	174,561
Total Short-Term Investments (Cost $174,561)			174,561
Total Investments (Cost $2,465,645) 99.6%			2,431,603
Other Assets, less Liabilities 0.4%			10,609
Net Assets 100.0%			$2,442,212

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $492,993, representing 20.2% of net assets.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 97.5%
Brazil 5.4%
Ambev SA	Beverages	53,400	$136,833
B3 SA - Brasil Bolsa Balcao	Capital Markets	61,200	128,264
Banco do Brasil SA	Banks	9,600	61,278
BB Seguridade Participacoes SA	Insurance	13,200	65,527
Cia Siderurgica Nacional SA	Metals & Mining	5,400	15,944
CPFL Energia SA	Electric Utilities	1,800	10,629
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	2,400	18,954
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	9,600	56,064
Telefonica Brasil SA	Diversified Telecommunication Services	7,809	70,274
TIM SA	Wireless Telecommunication Services	11,400	27,816
Vale SA	Metals & Mining	9,472	138,672
Vibra Energia SA	Specialty Retail	12,000	38,344
			768,599
Chile 0.5%
Cencosud SA	Food & Staples Retailing	13,356	16,651
Cia Cervecerias Unidas SA	Beverages	1,872	11,589
Cia Sud Americana de Vapores SA	Marine	159,834	13,988
Empresas Copec SA	Oil, Gas & Consumable Fuels	2,562	18,514
Enel Chile SA	Electric Utilities	382,152	8,464
			69,206
China 27.7%
360 DigiTech Inc.	Consumer Finance	1,152	19,930
[a] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	7,500	12,062
Agricultural Bank of China Ltd., A	Banks	51,600	23,244
Agricultural Bank of China Ltd., H	Banks	348,000	131,271
Anhui Conch Cement Co. Ltd., A	Construction Materials	4,200	22,102
Anhui Conch Cement Co. Ltd., H	Construction Materials	23,180	100,437
Anhui Gujing Distillery Co. Ltd., B	Beverages	1,200	18,718
Bank of Beijing Co. Ltd., A	Banks	19,800	13,408
Bank of Changsha Co. Ltd., A	Banks	1,600	1,893
Bank of Chengdu Co. Ltd., A	Banks	2,400	5,935
Bank of China Ltd., A	Banks	8,400	4,085
Bank of China Ltd., H	Banks	384,000	153,170
Bank of Communications Co. Ltd., A	Banks	38,400	28,524
Bank of Communications Co. Ltd., H	Banks	144,400	99,739
Bank of Jiangsu Co. Ltd., A	Banks	10,200	10,833
Bank of Nanjing Co. Ltd., A	Banks	7,200	11,191
Bank of Shanghai Co. Ltd., A	Banks	8,400	8,207
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	18,600	16,702
Beijing Enterprises Holdings Ltd.	Gas Utilities	6,000	21,333
By-health Co. Ltd., A	Personal Products	1,000	3,229
China Cinda Asset Management Co. Ltd., H	Capital Markets	138,000	21,631
China CITIC Bank Corp. Ltd., H	Banks	156,000	69,780
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	24,000	20,339
China Communications Services Corp. Ltd., H	Construction & Engineering	24,000	10,552
China Conch Venture Holdings Ltd.	Construction & Engineering	23,500	51,211
China Construction Bank Corp., A	Banks	600	542
China Construction Bank Corp., H	Banks	216,000	145,065
China Everbright Bank Co. Ltd., A	Banks	35,800	16,073
China Everbright Bank Co. Ltd., H	Banks	54,000	17,479
[a,b] China Feihe Ltd., 144A, Reg S	Food Products	48,000	55,176
China Hongqiao Group Ltd.	Metals & Mining	36,000	40,694
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	48,000	12,907
China Life Insurance Co. Ltd., H	Insurance	73,000	127,079
China Medical System Holdings Ltd.	Pharmaceuticals	24,000	37,436
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	18,000	30,600
China Minsheng Banking Corp. Ltd., A	Banks	32,800	18,200

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

China Minsheng Banking Corp. Ltd., H	Banks	93,000	$33,185
China National Building Material Co. Ltd., H	Construction Materials	55,000	58,736
China Overseas Property Holdings Ltd.	Real Estate Management & Development	18,800	20,245
China Pacific Insurance Group Co. Ltd., A	Insurance	4,800	16,847
China Pacific Insurance Group Co. Ltd., H	Insurance	33,600	82,127
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	16,800	10,224
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	284,000	127,759
China Railway Group Ltd., H	Construction & Engineering	54,000	33,376
China Resources Cement Holdings Ltd.	Construction Materials	44,000	29,550
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	4,200	20,862
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	42,090	120,687
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	26,400	20,949
China Taiping Insurance Holdings Co. Ltd.	Insurance	21,600	26,646
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	16,200	55,867
China Zheshang Bank Co. Ltd., A	Banks	6,600	3,268
[c] Chongqing Brewery Co. Ltd., A	Beverages	600	13,120
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	7,200	3,974
CITIC Ltd.	Industrial Conglomerates	54,000	54,709
[c] COSCO SHIPPING Holdings Co. Ltd., A	Marine	8,400	17,416
[c] COSCO SHIPPING Holdings Co. Ltd., H	Marine	36,000	50,282
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	84,000	83,390
Daan Gene Co. Ltd., A	Biotechnology	1,460	3,744
[a] Dali Foods Group Co. Ltd., 144A	Food Products	33,000	17,537
Daqin Railway Co. Ltd., A	Road & Rail	6,000	5,898
	Semiconductors & Semiconductor
[c] Daqo New Energy Corp., ADR	Equipment	402	28,695
Dongfeng Motor Group Co. Ltd., H	Automobiles	36,000	27,343
Focus Media Information Technology Co. Ltd., A	Media	12,400	12,448
Foshan Haitian Flavouring & Food Co. Ltd., A	Food Products	3,000	40,434
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	5,787
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	1,200	6,036
[c] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	3,000	4,716
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	600	6,741
Haitian International Holdings Ltd.	Machinery	8,000	20,441
Haitong Securities Co. Ltd., H	Capital Markets	31,200	22,902
Heilongjiang Agriculture Co. Ltd., A	Food Products	1,600	3,523
Henan Shenhuo Coal & Power Co. Ltd., A	Metals & Mining	1,200	2,341
Henan Shuanghui Investment & Development Co. Ltd., A	Food Products	3,000	13,111
Hengan International Group Co. Ltd.	Personal Products	8,500	39,917
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	600	8,605
Huafon Chemical Co. Ltd., A	Chemicals	1,800	2,266
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	600	1,303
Huaxia Bank Co. Ltd., A	Banks	10,800	8,393
Huaxin Cement Co. Ltd., A	Construction Materials	1,200	3,492
Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	600	3,937
Hunan Valin Steel Co. Ltd., A	Metals & Mining	6,400	4,859
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, A	Oil, Gas & Consumable Fuels	600	1,282
Industrial and Commercial Bank of China Ltd., A	Banks	13,800	9,819
Industrial and Commercial Bank of China Ltd., H	Banks	246,000	146,090
Inner Mongolia ERDOS Resources Co. Ltd., A	Metals & Mining	840	2,262
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	6,000	4,367
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	9,000	14,751
[c] Inner Mongolia Yuan Xing Energy Co. Ltd., A	Chemicals	2,400	3,762
Intco Medical Technology Co. Ltd., A	Health Care Equipment & Supplies	720	2,724
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	670	5,086
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	17,000	17,115
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	4,200	1,792
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	2,003
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	10,000	37,849
Kingfa Sci & Tech Co. Ltd., A	Chemicals	1,800	2,556

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Kunlun Tech Co. Ltd., A	Entertainment	1,000	$2,387
Kweichow Moutai Co. Ltd., A	Beverages	590	179,969
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,800	1,018
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	320	6,444
New China Life Insurance Co. Ltd., A	Insurance	1,200	5,762
New China Life Insurance Co. Ltd., H	Insurance	12,000	33,720
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	24,000	20,309
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	4,000	8,741
[a] Nongfu Spring Co. Ltd., H, 144A	Beverages	10,800	62,004
Perfect World Co. Ltd., A	Entertainment	1,600	3,430
PetroChina Co. Ltd., A	Oil, Gas & Consumable Fuels	12,600	9,961
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	264,000	125,827
PICC Property and Casualty Co. Ltd., H	Insurance	84,000	87,351
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	2,433
[a] Postal Savings Bank of China Co. Ltd., 144A	Banks	102,000	80,982
[c] Seazen Group Ltd.	Real Estate Management & Development	24,000	11,867
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	1,600	6,069
Shaanxi Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	30,328
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	600	1,764
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	1,800	7,840
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	1,800	3,305
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	7,800	6,856
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	8,200	13,585
Shanghai Pudong Development Bank Co. Ltd., A	Banks	21,600	25,807
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	3,925
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	4,200	3,414
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	973	45,456
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	600	2,175
Shimao Group Holdings Ltd.	Real Estate Management & Development	9,000	2,523
[c] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	4,000	2,542
Sichuan Swellfun Co. Ltd., A	Beverages	400	5,521
Sinotruk Hong Kong Ltd.	Machinery	9,000	12,616
Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	5,174
The People's Insurance Co. Group of China Ltd., H	Insurance	120,000	36,702
Tingyi Cayman Islands Holding Corp.	Food Products	12,000	20,553
Toly Bread Co. Ltd., A	Food Products	688	1,698
Tongkun Group Co. Ltd., A	Chemicals	1,800	4,264
[a] Topsports International Holdings Ltd., 144A	Specialty Retail	12,000	10,904
Uni-President China Holdings Ltd.	Food Products	12,000	10,292
Want Want China Holdings Ltd.	Food Products	66,000	57,362
Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	3,512
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd., A	Entertainment	1,800	5,700
Xiamen C & D Inc., A	Trading Companies & Distributors	1,800	3,509
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	10,600
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	24,000	75,239
Yealink Network Technology Corp. Ltd., A	Communications Equipment	600	6,815
Yihai International Holding Ltd.	Food Products	5,600	20,196
Yintai Gold Co. Ltd., A	Metals & Mining	1,200	1,743
Yuexiu Property Co. Ltd.	Real Estate Management & Development	19,800	25,384
Zhejiang NHU Co. Ltd., A	Pharmaceuticals	2,256	7,676
Zhejiang Orient Gene Biotech Co. Ltd., A	Biotechnology	109	1,856
Zhejiang Semir Garment Co. Ltd., A	Textiles, Apparel & Luxury Goods	1,800	1,589
Zhejiang Supor Co. Ltd., A	Household Durables	600	5,042
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	1,200	4,303
Zhuzhou Kibing Group Co. Ltd., A	Building Products	1,800	3,423
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	4,200	3,859

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	13,200	$7,048
			3,960,297
Colombia 0.1%
Ecopetrol SA	Oil, Gas & Consumable Fuels	32,484	17,588
Czech Republic 0.6%
CEZ AS	Electric Utilities	1,920	86,261
Egypt 0.1%
Eastern Co. SAE	Tobacco	20,574	11,272
Greece 0.6%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	3,228	55,919
JUMBO SA	Specialty Retail	1,620	23,474
			79,393
Hong Kong 0.4%
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	14,500	17,887
Orient Overseas International Ltd.	Marine	1,700	45,062
			62,949
Hungary 0.4%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	4,536	34,874
Richter Gedeon Nyrt	Pharmaceuticals	1,614	29,045
			63,919
India 13.4%
Adani Total Gas Ltd	Gas Utilities	3,360	101,809
Asian Paints Ltd.	Chemicals	3,870	132,077
Bajaj Auto Ltd.	Automobiles	960	45,058
Bharat Electronics Ltd.	Aerospace & Defense	11,298	33,491
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	9,810	38,309
[c] Bharti Infratel Ltd.	Diversified Telecommunication Services	7,434	19,683
Britannia Industries Ltd.	Food Products	1,512	66,367
Coal India Ltd.	Oil, Gas & Consumable Fuels	27,060	63,596
Colgate-Palmolive (India) Ltd.	Personal Products	2,016	37,956
Dabur India Ltd.	Personal Products	7,686	48,268
GAIL India Ltd.	Gas Utilities	23,646	40,482
HCL Technologies Ltd.	IT Services	11,682	143,968
Hero Motocorp Ltd.	Automobiles	1,548	53,311
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	11,160	30,694
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	27,030	25,414
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	13,515	12,707
Indraprastha Gas Ltd.	Gas Utilities	3,510	15,818
Infosys Ltd.	IT Services	8,262	152,942
ITC Ltd.	Tobacco	42,774	148,136
[b] Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	612	30,808
Marico Ltd.	Personal Products	7,980	48,291
Mindtree Ltd.	IT Services	672	24,567
Mphasis Ltd.	IT Services	738	21,438
Nestle India Ltd.	Food Products	534	118,129
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	18,882	36,235
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	90	45,775
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	10,800	29,717
Pidilite Industries Ltd.	Chemicals	1,878	49,699
Tata Consultancy Services Ltd.	IT Services	3,612	149,429
Tata Elxsi Ltd.	Software	252	26,072
Tech Mahindra Ltd.	IT Services	7,494	94,894
Vedanta Ltd.	Metals & Mining	10,380	29,311
			1,914,451
Indonesia 2.7%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	236,400	45,384
Astra International Tbk PT	Automobiles	127,800	56,833
Gudang Garam Tbk PT	Tobacco	6,600	13,812
Indofood Sukses Makmur Tbk PT	Food Products	52,800	24,987

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	531,000	$142,574
Unilever Indonesia Tbk PT	Household Products	135,000	43,225
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	27,000	51,472
			378,287
Kuwait 0.4%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	26,040	50,400
Malaysia 2.0%
Digi.com Bhd.	Wireless Telecommunication Services	48,600	38,593
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	37,800	26,243
	Electronic Equipment, Instruments &
Inari Amertron Bhd	Components	25,800	15,454
Kuala Lumpur Kepong Bhd.	Food Products	3,000	14,934
MISC Bhd.	Marine	15,000	24,163
Nestle (Malaysia) Bhd.	Food Products	1,200	36,102
Petronas Chemicals Group Bhd.	Chemicals	18,000	36,755
Petronas Gas Bhd.	Gas Utilities	12,000	44,760
Sime Darby Bhd.	Industrial Conglomerates	33,000	15,948
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	109,800	25,909
			278,861
Mexico 2.4%
Arca Continental SAB de CV	Beverages	4,182	27,464
Coca-Cola Femsa SAB de CV	Beverages	5,166	28,509
Grupo Mexico SAB de CV, B	Metals & Mining	29,892	123,371
Kimberly-Clark de Mexico SAB de CV, A	Household Products	22,380	30,205
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	40,410	138,861
			348,410
Peru 0.2%
Southern Copper Corp.	Metals & Mining	558	27,794
Philippines 0.6%
Globe Telecom Inc.	Wireless Telecommunication Services	390	16,086
International Container Terminal Services Inc.	Transportation Infrastructure	6,900	23,090
Manila Electric Co.	Electric Utilities	3,240	21,213
PLDT Inc.	Wireless Telecommunication Services	1,040	31,776
			92,165
Poland 1.0%
CD Projekt SA	Entertainment	810	17,238
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,122	62,822
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	22,386	28,442
Powszechny Zaklad Ubezpieczen SA	Insurance	5,862	39,090
			147,592
Qatar 1.3%
Industries Qatar QSC	Industrial Conglomerates	25,272	110,685
Mesaieed Petrochemical Holding Co.	Chemicals	28,740	19,651
Qatar Electricity & Water Co. QSC	Multi-Utilities	6,426	30,915
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	6,120	29,997
			191,248
[d] Russia 0.0%†
Alrosa PJSC	Metals & Mining	54,971	—
Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
Inter RAO UES PJSC	Electric Utilities	811,741	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
MMC Norilsk Nickel PJSC	Metals & Mining	693	—
[c] Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
Novolipetsk Steel PJSC	Metals & Mining	35,119	—
PhosAgro PJSC	Chemicals	21	—
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	3,220	—
Polymetal International PLC	Metals & Mining	7,294	—
Polyus PJSC	Metals & Mining	756	—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Severstal PAO	Metals & Mining	6,090	$—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
[c] TCS Group Holding PLC, GDR	Banks	1,778	—
[c] United Co. RUSAL International PJSC	Metals & Mining	24,749	—
			—
Saudi Arabia 5.4%
Advanced Petrochemical Co.	Chemicals	1,902	26,055
Al Rajhi Bank	Banks	6,114	134,433
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	834	43,077
Jarir Marketing Co.	Specialty Retail	1,038	44,982
Mouwasat Medical Services Co.	Health Care Providers & Services	336	19,074
SABIC Agri-Nutrients Co.	Chemicals	3,570	131,112
Sahara International Petrochemical Co.	Chemicals	2,508	33,555
[a] Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	14,316	148,040
[c] Saudi Research & Media Group	Media	264	13,228
Saudi Telecom Co.	Diversified Telecommunication Services	5,418	140,212
Yanbu National Petrochemical Co.	Chemicals	3,258	43,850
			777,618
South Africa 6.1%
African Rainbow Minerals Ltd.	Metals & Mining	2,100	27,400
Anglo American Platinum Ltd.	Metals & Mining	882	76,719
AngloGold Ashanti Ltd.	Metals & Mining	5,748	85,972
Clicks Group Ltd.	Food & Staples Retailing	3,270	54,554
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	5,058	61,187
Gold Fields Ltd.	Metals & Mining	11,616	108,484
Harmony Gold Mining Co. Ltd.	Metals & Mining	5,454	17,302
Impala Platinum Holdings Ltd.	Metals & Mining	12,738	140,843
Kumba Iron Ore Ltd.	Metals & Mining	1,512	48,514
Mr Price Group Ltd.	Specialty Retail	3,666	39,691
[c] Northam Platinum Holdings Ltd.	Metals & Mining	2,208	23,086
Sibanye Stillwater Ltd.	Metals & Mining	42,624	105,815
Vodacom Group Ltd.	Wireless Telecommunication Services	9,888	79,146
			868,713
South Korea 7.8%
Coway Co. Ltd.	Household Durables	702	34,548
DB Insurance Co. Ltd.	Insurance	300	14,164
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	180	18,646
Hana Financial Group Inc.	Banks	4,236	128,378
[c] HMM Co. Ltd.	Marine	2,688	50,928
Industrial Bank of Korea	Banks	4,404	32,630
KB Financial Group Inc.	Banks	3,420	126,828
Korea Investment Holdings Co. Ltd.	Capital Markets	270	12,830
Korea Zinc Co. Ltd.	Metals & Mining	102	38,297
KT&G Corp.	Tobacco	1,722	109,018
Kumho Petrochemical Co. Ltd.	Chemicals	324	34,686
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	96	25,323
Meritz Fire & Marine Insurance Co. Ltd.	Insurance	276	7,047
[c] NH Investment & Securities Co. Ltd.	Capital Markets	1,218	8,490
POSCO	Metals & Mining	678	120,363
S-1 Corp.	Commercial Services & Supplies	222	10,977
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,478	108,785
SD Biosensor Inc.	Health Care Equipment & Supplies	558	16,696
Seegene Inc.	Biotechnology	612	17,039
Shinhan Financial Group Co. Ltd.	Banks	4,788	136,626
Woori Financial Group Inc.	Banks	7,230	67,377
			1,119,676
Taiwan 13.0%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	36,000	26,273

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	4,835	$56,264
Asia Cement Corp.	Construction Materials	29,000	42,720
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	10,320	107,769
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	84,000	46,049
Cathay Financial Holding Co. Ltd.	Insurance	69,000	118,119
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	35,680	146,399
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	42,000	32,135
	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	702	24,436
Evergreen Marine Corp. Taiwan Ltd.	Marine	33,500	95,317
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	12,000	33,740
Fubon Financial Holding Co. Ltd.	Insurance	72,477	145,766
	Electronic Equipment, Instruments &
Innolux Corp.	Components	90,000	36,625
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,260	73,099
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	30,000	58,419
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	9,000	34,355
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	8,000	13,291
Nien Made Enterprise Co. Ltd.	Household Durables	2,260	22,271
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	10,440	106,038
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	3,000	36,625
Ruentex Development Co. Ltd.	Real Estate Management & Development	13,500	33,326
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	18,000	32,206
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	22,060	80,128
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	8,640	138,317
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	90,000	118,503
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	12,500	32,287
Wan Hai Lines Ltd.	Marine	10,200	40,823
[c] Yang Ming Marine Transport Corp.	Marine	25,000	69,198
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	90,000	59,630
			1,860,128
Thailand 1.9%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	17,800	97,924
Bumrungrad Hospital PCL	Health Care Providers & Services	400	2,025
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	5,400	27,340
Carabao Group PCL, NVDR	Beverages	3,400	10,242
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	22,600	43,787
Krung Thai Bank PCL, NVDR	Banks	39,600	17,361
Osotspa PCL, NVDR	Beverages	16,600	16,081
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	9,000	40,602
Thai Union Group PCL, NVDR	Food Products	23,400	11,318
			266,680
Turkey 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	Aerospace & Defense	9,594	13,136
BIM Birlesik Magazalar AS	Food & Staples Retailing	7,698	37,276
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	26,472	43,030
Ford Otomotiv Sanayi AS	Automobiles	1,338	21,397
Haci Omer Sabanci Holding AS	Diversified Financial Services	8,082	9,153
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	20,526	19,916

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Turkiye Is Bankasi AS, C	Banks	56,407	$14,797
Turkiye Sise ve Cam Fabrikalari AS	Industrial Conglomerates	15,798	20,343
			179,048
United Arab Emirates 1.8%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	40,134	46,110
Aldar Properties PJSC	Real Estate Management & Development	24,648	29,861
Dubai Islamic Bank PJSC	Banks	32,112	50,357
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,520	124,492
			250,820
United States 0.4%
JBS SA	Food Products	5,400	32,620
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	540	20,886
			53,506
Total Common Stocks (Cost $15,809,111)			13,924,881
Preferred Stocks 1.4%
Brazil 1.2%
[c,e] Braskem SA, 24.799%, pfd., A	Chemicals	1,200	8,546
[e] Cia Energetica de Minas Gerais, 11.224%, pfd.	Electric Utilities	18,000	35,728
[e] Gerdau SA, 16.600%, pfd.	Metals & Mining	15,000	64,108
[e] Petroleo Brasileiro SA, 28.844%, pfd.	Oil, Gas & Consumable Fuels	12,000	64,091
			172,473
[d] Russia 0.0%†
[e] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—
South Korea 0.2%
[e] LG Household & Health Care Ltd., 3.691%, pfd.	Personal Products	24	6,035
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.085%, pfd.	Peripherals	450	18,022
			24,057
Total Preferred Stocks (Cost $311,295)			196,530
Total Investments (Cost $16,120,406) 98.9%			14,121,411
Other Assets, less Liabilities 1.1%			159,939
Net Assets 100.0%			$14,281,350

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $417,513, representing 2.9% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $85,984, representing 0.6% of net assets.
cNon-income producing.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index		Long	3	$150,405	9/16/22	$(1,196)

*As of period end

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 8.5%
Australian Stock Exchange Ltd.	Capital Markets	5,681	$319,203
Commonwealth Bank of Australia	Banks	10,350	643,251
Macquarie Group Ltd.	Capital Markets	5,727	647,869
Rio Tinto Ltd.	Metals & Mining	8,395	592,869
Rio Tinto PLC	Metals & Mining	11,339	677,034
Sonic Healthcare Ltd.	Health Care Providers & Services	9,361	212,488
			3,092,714
Belgium 0.1%
Proximus SADP	Diversified Telecommunication Services	2,484	36,525

Canada 7.6%
IGM Financial Inc.	Capital Markets	1,886	50,441
Royal Bank of Canada	Banks	7,659	740,042
Sun Life Financial Inc.	Insurance	9,890	452,198
TELUS Corp.	Diversified Telecommunication Services	5,773	128,309
The Bank of Nova Scotia	Banks	12,075	713,108
The Toronto-Dominion Bank	Banks	10,580	692,320
			2,776,418
China 1.2%
China Medical System Holdings Ltd.	Pharmaceuticals	23,000	35,876
China Merchants Bank Co. Ltd., A	Banks	19,100	120,226
Logan Group Co. Ltd.	Real Estate Management & Development	17,000	4,723
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	35,920	169,599
SITC International Holdings Co. Ltd.	Marine	36,000	101,849
Zhuzhou Kibing Group Co. Ltd., A	Building Products	2,300	4,374
			436,647
Finland 1.5%
Elisa OYJ	Diversified Telecommunication Services	2,875	161,164
Kone OYJ, B	Machinery	7,774	368,655
			529,819
Germany 2.6%
Allianz SE	Insurance	3,680	700,662
Hannover Rueck SE	Insurance	1,173	169,845
LEG Immobilien AG	Real Estate Management & Development	897	74,196
			944,703
Greece 0.1%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	2,323	40,242

Hong Kong 0.2%
Sino Land Co. Ltd.	Real Estate Management & Development	46,000	67,884

India 0.3%
ITC Ltd., GDR	Tobacco	31,303	108,308

Ireland 1.1%
	Technology Hardware, Storage &
Seagate Technology Holdings PLC	Peripherals	5,727	409,137

Japan 8.7%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,300	198,248
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	7,160	166,648
Hulic Co. Ltd.	Real Estate Management & Development	5,546	42,864
Iida Group Holdings Co. Ltd.	Household Durables	1,620	24,910
KDDI Corp.	Wireless Telecommunication Services	21,459	677,470

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	19,764	$566,785
ORIX Corp.	Diversified Financial Services	21,427	358,970
Sekisui House Ltd.	Household Durables	8,450	147,815
Sompo Holdings Inc.	Insurance	5,630	247,943
T&D Holdings Inc.	Insurance	6,900	82,482
Tokio Marine Holdings Inc.	Insurance	11,387	662,408
			3,176,543
Malaysia 0.1%
Petronas Gas Bhd.	Gas Utilities	13,800	51,474

New Zealand 0.4%
Spark New Zealand Ltd.	Diversified Telecommunication Services	44,114	131,654

Norway 0.3%
Orkla ASA	Food Products	12,190	97,128

Peru 0.1%
Southern Copper Corp.	Metals & Mining	989	49,262

Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	345	14,230

Qatar 0.6%
Qatar International Islamic Bank QSC	Banks	13,087	38,308
Qatar Islamic Bank SAQ	Banks	29,578	180,713
			219,021
[c] Russia 0.0%†
Polymetal International PLC	Metals & Mining	4,860	—
Tatneft PAO	Oil, Gas & Consumable Fuels	15,990	—
			—
Saudi Arabia 2.5%
Al-Rajhi Bank	Banks	30,406	668,558
Saudi Telecom Co.	Diversified Telecommunication Services	9,085	235,109
			903,667
Singapore 0.2%
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	5,329	63,678

South Africa 0.3%
African Rainbow Minerals Ltd.	Metals & Mining	1,242	16,205
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,668	32,275
Mr. Price Group Ltd.	Specialty Retail	5,865	63,499
			111,979
Spain 0.3%
Red Electrica Corp. SA	Electric Utilities	6,164	116,156

Switzerland 7.9%
EMS-Chemie Holding AG	Chemicals	184	136,556
Novartis AG	Pharmaceuticals	8,602	726,455
Roche Holding AG, Bearer	Pharmaceuticals	69	26,552
Roche Holding AG, Non-Voting	Pharmaceuticals	2,231	742,346
SGS SA	Professional Services	126	287,575
Swisscom AG	Diversified Telecommunication Services	414	228,071
Zurich Insurance Group AG	Insurance	1,702	738,153
			2,885,708
Taiwan 3.0%
Chailease Holding Co. Ltd.	Diversified Financial Services	30,429	213,377
Nien Made Enterprise Co. Ltd.	Household Durables	3,240	31,928

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	7,734	$94,420
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	43,240	692,224
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	22,810	58,917
			1,090,866
Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing	5,060	24,502
Ford Otomotiv Sanayi AS	Automobiles	2,070	33,102
			57,604
United Arab Emirates 1.2%
Aldar Properties PJSC	Real Estate Management & Development	42,964	52,051
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	53,728	381,776
			433,827
United Kingdom 5.7%
GlaxoSmithKline PLC	Pharmaceuticals	35,098	752,583
Legal & General Group PLC	Insurance	103,270	300,372
Schroders PLC	Capital Markets	2,645	85,831
St. James's Place Capital PLC	Capital Markets	10,304	137,963
Unilever PLC	Personal Products	17,572	794,073
			2,070,822
United States 44.9%
3M Co.	Industrial Conglomerates	5,152	666,720
Amgen Inc.	Biotechnology	3,105	755,446
CF Industries Holdings Inc.	Chemicals	2,323	199,151
Cisco Systems Inc.	Communications Equipment	18,170	774,769
Cummins Inc.	Machinery	2,852	551,948
Eaton Corp. PLC	Electrical Equipment	5,566	701,260
Emerson Electric Co.	Electrical Equipment	9,108	724,450
Fidelity National Financial Inc.	Insurance	7,268	268,625
Garmin Ltd.	Household Durables	4,002	393,196
Johnson & Johnson	Pharmaceuticals	4,347	771,636
Kimberly-Clark Corp.	Household Products	5,865	792,655
Lockheed Martin Corp.	Aerospace & Defense	1,771	761,459
LyondellBasell Industries NV, A	Chemicals	5,060	442,548
Merck & Co. Inc.	Pharmaceuticals	8,234	750,694
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	2,323	151,553
Nucor Corp.	Metals & Mining	6,279	655,590
Packaging Corp. of America	Containers & Packaging	1,840	253,000
Paychex Inc.	IT Services	6,532	743,799
Pfizer Inc.	Pharmaceuticals	14,973	785,034
Philip Morris International Inc.	Tobacco	7,544	744,895
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	5,796	740,381
T Rowe Price Group Inc.	Capital Markets	4,600	522,606
Target Corp.	Multiline Retail	4,945	698,382
The Coca-Cola Co.	Beverages	12,627	794,365
The Procter & Gamble Co.	Household Products	5,359	770,571
United Parcel Service Inc., B	Air Freight & Logistics	4,531	827,089
Western Union Co.	IT Services	6,969	114,779
			16,356,601
Total Common Stocks (Cost $36,413,297)			36,272,617
Total Investments (Cost $36,413,297) 99.6%			36,272,617

Other Assets, less Liabilities 0.4%			162,027
Net Assets 100.0%			$36,434,644

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $169,599, representing
0.5% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was $169,599, representing 0.5% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	5	$155,875	9/16/22	$(2,632)
*As of period end.
Abbreviations
Selected Portfolio

GDR	-	Global Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.0%
Australia 4.5%
Aurizon Holdings Ltd.	Road & Rail	2,122	$5,545
Australian Stock Exchange Ltd.	Capital Markets	158	8,878
BHP Group Ltd.	Metals & Mining	4,008	113,689
BlueScope Steel Ltd.	Metals & Mining	402	4,395
Brambles Ltd.	Commercial Services & Supplies	1,584	11,666
Coles Group Ltd.	Food & Staples Retailing	1,380	16,901
CSL Ltd.	Biotechnology	464	85,849
	Equity Real Estate Investment Trusts
Dexus	(REITs)	906	5,532
Endeavour Group Ltd.	Food & Staples Retailing	1,336	6,955
Evolution Mining Ltd.	Metals & Mining	1,942	3,178
Fortescue Metals Group Ltd.	Metals & Mining	3,140	37,851
[a] Glencore PLC	Metals & Mining	5,404	29,211
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	932	11,434
Medibank Private Ltd.	Insurance	3,152	7,044
Mineral Resources Ltd.	Metals & Mining	96	3,187
Newcrest Mining Ltd.	Metals & Mining	956	13,733
Rio Tinto Ltd.	Metals & Mining	612	43,220
Rio Tinto PLC	Metals & Mining	1,896	113,207
Sonic Healthcare Ltd.	Health Care Providers & Services	484	10,987
South32 Ltd.	Metals & Mining	2,636	7,142
Telstra Corp. Ltd.	Diversified Telecommunication Services	4,564	12,083
Wesfarmers Ltd.	Multiline Retail	1,156	33,315
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	1,796	39,323
			624,325
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	152	7,113
Belgium 0.0%†
Proximus SADP	Diversified Telecommunication Services	180	2,647
Brazil 1.2%
Ambev SA	Beverages	4,700	12,043
B3 SA - Brasil Bolsa Balcao	Capital Markets	4,800	10,060
Banco do Brasil SA	Banks	800	5,107
BB Seguridade Participacoes SA	Insurance	1,000	4,964
Cia Siderurgica Nacional SA	Metals & Mining	400	1,181
CPFL Energia SA	Electric Utilities	100	591
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	200	1,580
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	3,600	21,024
Telefonica Brasil SA	Diversified Telecommunication Services	600	5,399
TIM SA	Wireless Telecommunication Services	800	1,952
Vale SA	Metals & Mining	6,766	99,055
Vibra Energia SA	Specialty Retail	1,000	3,195
			166,151
Canada 5.2%
Agnico Eagle Mines Ltd.	Metals & Mining	436	19,915
Algonquin Power & Utilities Corp.	Multi-Utilities	598	8,020
Alimentation Couche-Tard Inc.	Food & Staples Retailing	808	31,451
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	432	5,435
Barrick Gold Corp.	Metals & Mining	1,408	24,843
BCE Inc.	Diversified Telecommunication Services	100	4,905
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	88	3,058
Canadian National Railway Co.	Road & Rail	656	73,633
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	756	40,538
CCL Industries Inc., B	Containers & Packaging	124	5,848

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] CGI Inc., A	IT Services	204	16,216
Constellation Software Inc.	Software	20	29,627
Dollarama Inc.	Multiline Retail	288	16,548
Empire Co. Ltd., A	Food & Staples Retailing	168	5,164
Fairfax Financial Holdings Ltd.	Insurance	25	13,220
Franco-Nevada Corp.	Metals & Mining	204	26,777
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	104	2,987
[b] Hydro One Ltd., 144A	Electric Utilities	328	8,800
IGM Financial Inc.	Capital Markets	82	2,193
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	144	6,774
Keyera Corp.	Oil, Gas & Consumable Fuels	204	4,649
Kinross Gold Corp.	Metals & Mining	930	3,302
Loblaw Cos. Ltd.	Food & Staples Retailing	140	12,599
Magna International Inc.	Auto Components	288	15,780
Manulife Financial Corp.	Insurance	1,008	17,441
Metro Inc., A	Food & Staples Retailing	264	14,140
Nutrien Ltd.	Chemicals	488	38,781
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	284	10,017
Power Corp. of Canada	Insurance	576	14,789
Quebecor Inc., B	Media	168	3,583
	Equity Real Estate Investment Trusts
RioCan Real Estate Investment Trust	(REITs)	194	3,011
Rogers Communications Inc., B	Wireless Telecommunication Services	348	16,640
Shaw Communications Inc.	Media	472	13,879
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	876	30,668
TC Energy Corp.	Oil, Gas & Consumable Fuels	812	41,974
Teck Resources Ltd., B	Metals & Mining	284	8,666
TELUS Corp.	Diversified Telecommunication Services	452	10,046
The Bank of Nova Scotia	Banks	992	58,584
Thomson Reuters Corp.	Professional Services	132	13,732
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	304	15,773
West Fraser Timber Co. Ltd.	Paper & Forest Products	112	8,576
Wheaton Precious Metals Corp.	Metals & Mining	464	16,683
			719,265
Chile 0.1%
Antofagasta PLC	Metals & Mining	378	5,302
Cencosud SA	Food & Staples Retailing	1,140	1,421
Cia Cervecerias Unidas SA	Beverages	168	1,040
Cia Sud Americana de Vapores SA	Marine	13,056	1,143
Empresas Copec SA	Oil, Gas & Consumable Fuels	196	1,416
Enel Chile SA	Electric Utilities	41,636	922
Lundin Mining Corp.	Metals & Mining	404	2,556
			13,800
China 3.4%
360 DigiTech Inc.	Consumer Finance	76	1,315
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	1,000	1,608
Agricultural Bank of China Ltd., A	Banks	5,600	2,523
Agricultural Bank of China Ltd., H	Banks	37,000	13,957
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,579
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,670	7,236
Anhui Gujing Distillery Co. Ltd., B	Beverages	100	1,560
Bank of Beijing Co. Ltd., A	Banks	1,400	948
Bank of Chengdu Co. Ltd., A	Banks	200	495
Bank of China Ltd., A	Banks	3,200	1,556
Bank of China Ltd., H	Banks	108,000	43,079
Bank of Communications Co. Ltd., A	Banks	2,800	2,080
Bank of Communications Co. Ltd., H	Banks	12,000	8,289
Bank of Jiangsu Co. Ltd., A	Banks	1,000	1,062
Bank of Nanjing Co. Ltd., A	Banks	600	933
Bank of Shanghai Co. Ltd., A	Banks	900	879
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,600	1,437
Beijing Enterprises Holdings Ltd.	Gas Utilities	500	1,778
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	1,881

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

China CITIC Bank Corp. Ltd., H	Banks	12,000	5,368
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	1,695
China Communications Services Corp. Ltd., H	Construction & Engineering	2,000	879
China Conch Venture Holdings Ltd.	Construction & Engineering	2,000	4,358
China Construction Bank Corp., A	Banks	600	542
China Construction Bank Corp., H	Banks	114,000	76,562
China Everbright Bank Co. Ltd., A	Banks	2,400	1,078
China Everbright Bank Co. Ltd., H	Banks	4,000	1,295
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	4,000	4,598
China Hongqiao Group Ltd.	Metals & Mining	2,500	2,826
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	4,000	1,076
China Life Insurance Co. Ltd., H	Insurance	6,000	10,445
China Medical System Holdings Ltd.	Pharmaceuticals	2,000	3,120
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	2,000	3,400
China Minsheng Banking Corp. Ltd., A	Banks	2,400	1,332
China Minsheng Banking Corp. Ltd., H	Banks	8,000	2,855
China National Building Material Co. Ltd., H	Construction Materials	4,000	4,272
China Overseas Land & Investment Ltd.	Real Estate Management & Development	2,500	7,901
China Overseas Property Holdings Ltd.	Real Estate Management & Development	1,000	1,077
China Pacific Insurance Group Co. Ltd., A	Insurance	400	1,404
China Pacific Insurance Group Co. Ltd., H	Insurance	2,600	6,355
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,800	1,095
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	26,000	11,696
China Railway Group Ltd., H	Construction & Engineering	4,000	2,472
China Resources Cement Holdings Ltd.	Construction Materials	4,000	2,686
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	500	2,483
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	14,337
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	2,000	1,587
China Taiping Insurance Holdings Co. Ltd.	Insurance	1,600	1,974
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	1,300	4,483
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	400	221
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	1,400	2,633
CITIC Ltd.	Industrial Conglomerates	4,000	4,053
COSCO SHIPPING Holdings Co. Ltd., A	Marine	700	1,451
COSCO SHIPPING Holdings Co. Ltd., H	Marine	2,000	2,793
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	5,956
Daan Gene Co. Ltd., A	Biotechnology	200	513
[b] Dali Foods Group Co. Ltd., 144A	Food Products	3,000	1,594
Daqin Railway Co. Ltd., A	Road & Rail	400	393
	Semiconductors & Semiconductor
[a] Daqo New Energy Corp., ADR	Equipment	32	2,284
Dongfeng Motor Group Co. Ltd., H	Automobiles	2,000	1,519
Focus Media Information Technology Co. Ltd., A	Media	860	863
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	200	314
Haitian International Holdings Ltd.	Machinery	1,000	2,555
Haitong Securities Co. Ltd., H	Capital Markets	3,200	2,349
Heilongjiang Agriculture Co. Ltd., A	Food Products	200	440
Henan Shuanghui Investment & Development Co. Ltd., A	Food Products	200	874
Hengan International Group Co. Ltd.	Personal Products	500	2,348
Huaxia Bank Co. Ltd., A	Banks	600	466
Huaxin Cement Co. Ltd., A	Construction Materials	200	582
Hunan Valin Steel Co. Ltd., A	Metals & Mining	400	304
Industrial and Commercial Bank of China Ltd., A	Banks	4,100	2,917
Industrial and Commercial Bank of China Ltd., H	Banks	71,000	42,164
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	600	437
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	800	1,311
Intco Medical Technology Co. Ltd., A	Health Care Equipment & Supplies	120	454
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,014
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,000	3,785
Kweichow Moutai Co. Ltd., A	Beverages	67	20,437
New China Life Insurance Co. Ltd., A	Insurance	100	480

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

New China Life Insurance Co. Ltd., H	Insurance	800	2,248
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	1,692
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	400	874
[b] Nongfu Spring Co. Ltd., H, 144A	Beverages	1,000	5,741
Perfect World Co. Ltd., A	Entertainment	100	214
PetroChina Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	949
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	22,000	10,486
PICC Property and Casualty Co. Ltd., H	Insurance	6,000	6,239
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	8,000	6,351
[a] Seazen Group Ltd.	Real Estate Management & Development	2,000	989
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	100	379
Shaanxi Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	800	2,527
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	160	697
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	1,200	1,055
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	800	1,325
Shanghai Pudong Development Bank Co. Ltd., A	Banks	2,000	2,390
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	200	436
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	400	325
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	4,672
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	725
Sinotruk Hong Kong Ltd.	Machinery	1,000	1,402
SITC International Holdings Co. Ltd.	Marine	2,000	5,658
Sunac China Holdings Ltd.	Real Estate Management & Development	1,000	287
The People's Insurance Co. Group of China Ltd., H	Insurance	10,000	3,058
Tingyi Cayman Islands Holding Corp.	Food Products	2,000	3,426
Tongkun Group Co. Ltd., A	Chemicals	200	474
Uni-President China Holdings Ltd.	Food Products	1,000	858
Want Want China Holdings Ltd.	Food Products	5,000	4,346
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd., A	Entertainment	100	317
Xiamen C & D Inc., A	Trading Companies & Distributors	200	390
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	1,178
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	6,270
Yealink Network Technology Corp. Ltd., A	Communications Equipment	100	1,136
Yuexiu Property Co. Ltd.	Real Estate Management & Development	1,600	2,051
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	2,000	1,845
Zhejiang NHU Co. Ltd., A	Pharmaceuticals	168	572
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	100	359
Zhuzhou Kibing Group Co. Ltd., A	Building Products	200	380
Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	800	427
			472,698
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	2,852	1,544
Czech Republic 0.0%†
CEZ AS	Electric Utilities	150	6,739
Denmark 1.6%
AP Moller-Maersk A/S, A	Marine	3	6,895
AP Moller-Maersk A/S, B	Marine	7	16,291
Coloplast AS, B	Health Care Equipment & Supplies	164	18,638
Novo Nordisk AS, B	Pharmaceuticals	1,372	151,833
Novozymes AS	Chemicals	196	11,738
Pandora AS	Textiles, Apparel & Luxury Goods	120	7,532
			212,927
Egypt 0.0%†
Eastern Co. SAE	Tobacco	1,624	890
Finland 0.2%
Elisa OYJ	Diversified Telecommunication Services	160	8,969
Kone OYJ, B	Machinery	312	14,796

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Orion OYJ, B	Pharmaceuticals	124	5,522
			29,287
France 1.5%
Biomerieux	Health Care Equipment & Supplies	36	3,508
Hermes International	Textiles, Apparel & Luxury Goods	32	35,696
Ipsen SA	Pharmaceuticals	40	3,766
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	224	4,299
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	80	2,761
Orange SA	Diversified Telecommunication Services	1,688	19,800
Sanofi	Pharmaceuticals	584	58,820
TotalEnergies SE	Oil, Gas & Consumable Fuels	1,424	74,987
			203,637
Germany 0.2%
Aroundtown SA	Real Estate Management & Development	560	1,776
Bayerische Motoren Werke AG	Automobiles	188	14,438
[b] Covestro AG, 144A	Chemicals	178	6,137
			22,351
Greece 0.0%†
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	254	4,400
JUMBO SA	Specialty Retail	132	1,913
			6,313
Hong Kong 0.6%
CK Asset Holdings Ltd.	Real Estate Management & Development	2,000	14,146
CK Infrastructure Holdings Ltd.	Electric Utilities	500	3,065
CLP Holdings Ltd.	Electric Utilities	1,500	12,444
Henderson Land Development Co. Ltd.	Real Estate Management & Development	1,000	3,747
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	4,000	5,373
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	1,000	1,234
Orient Overseas International Ltd.	Marine	150	3,976
Power Assets Holdings Ltd.	Electric Utilities	1,500	9,433
Sino Land Co. Ltd.	Real Estate Management & Development	4,000	5,903
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,500	17,720
[b] WH Group Ltd., 144A	Food Products	8,500	6,564
Xinyi Glass Holdings Ltd.	Building Products	2,000	4,797
			88,402
Hungary 0.0%†
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	368	2,829
Richter Gedeon Nyrt	Pharmaceuticals	116	2,088
			4,917
India 1.8%
Adani Total Gas Ltd	Gas Utilities	256	7,757
Asian Paints Ltd.	Chemicals	352	12,013
Bajaj Auto Ltd.	Automobiles	72	3,379
Bharat Electronics Ltd.	Aerospace & Defense	908	2,692
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	770	3,007
Britannia Industries Ltd.	Food Products	124	5,443
Coal India Ltd.	Oil, Gas & Consumable Fuels	2,024	4,757
Colgate-Palmolive (India) Ltd.	Personal Products	164	3,088
Dabur India Ltd.	Personal Products	620	3,894
GAIL India Ltd.	Gas Utilities	1,843	3,155
HCL Technologies Ltd.	IT Services	1,196	14,739
Hero Motocorp Ltd.	Automobiles	134	4,615
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	848	2,332
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	2,236	2,102
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	1,118	1,051
Indraprastha Gas Ltd.	Gas Utilities	296	1,334
Infosys Ltd.	IT Services	113	2,092
Infosys Ltd., ADR	IT Services	3,455	63,952

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

ITC Ltd.	Tobacco	3,640	12,606
Marico Ltd.	Personal Products	664	4,018
Mindtree Ltd.	IT Services	52	1,901
Mphasis Ltd.	IT Services	60	1,743
Nestle India Ltd.	Food Products	42	9,291
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,496	2,871
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6	3,052
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	876	2,410
Pidilite Industries Ltd.	Chemicals	148	3,917
Tata Consultancy Services Ltd.	IT Services	1,108	45,838
Tata Elxsi Ltd.	Software	20	2,069
Tech Mahindra Ltd.	IT Services	576	7,294
Vedanta Ltd.	Metals & Mining	812	2,293
			240,705
Indonesia 0.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	18,400	3,532
Astra International Tbk PT	Automobiles	10,800	4,803
Gudang Garam Tbk PT	Tobacco	600	1,256
Indofood Sukses Makmur Tbk PT	Food Products	4,900	2,319
Kalbe Farma Tbk PT	Pharmaceuticals	18,800	2,095
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	62,400	16,754
Unilever Indonesia Tbk PT	Household Products	10,600	3,394
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	3,813
			37,966
Ireland 0.2%
	Technology Hardware, Storage &
Seagate Technology Holdings PLC	Peripherals	288	20,575
Israel 0.3%
Bank Leumi Le-Israel BM	Banks	760	6,738
[a] Check Point Software Technologies Ltd.	Software	124	15,101
ICL Group Ltd.	Chemicals	724	6,551
	Semiconductors & Semiconductor
[a] Tower Semiconductor Ltd.	Equipment	56	2,602
ZIM Integrated Shipping Services Ltd.	Marine	76	3,589
			34,581
Italy 0.4%
DiaSorin SpA	Health Care Equipment & Supplies	24	3,141
Ferrari NV	Automobiles	120	21,980
Moncler SpA	Textiles, Apparel & Luxury Goods	196	8,387
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	112	4,860
Snam SpA	Gas Utilities	2,036	10,641
			49,009
Japan 5.2%
Aisin Seiki Co. Ltd.	Auto Components	100	3,092
Ajinomoto Co. Inc.	Food Products	300	7,287
Astellas Pharma Inc.	Pharmaceuticals	1,900	29,579
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	200	3,511
	Technology Hardware, Storage &
Canon Inc.	Peripherals	500	11,354
Capcom Co. Ltd.	Entertainment	200	4,851
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	680	17,369
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	8,619
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	500	11,637
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	1,600	6,050
Honda Motor Co. Ltd.	Automobiles	1,100	26,663
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	200	4,814
Iida Group Holdings Co. Ltd.	Household Durables	200	3,075
Inpex Corp.	Oil, Gas & Consumable Fuels	600	6,492
Isuzu Motors Ltd.	Automobiles	400	4,419

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

ITOCHU Corp.	Trading Companies & Distributors	1,300	35,090
Japan Post Bank Co. Ltd.	Banks	400	3,106
Japan Post Holdings Co. Ltd.	Insurance	2,100	14,980
Japan Post Insurance Co. Ltd.	Insurance	100	1,598
Japan Tobacco Inc.	Tobacco	1,500	25,903
JFE Holdings Inc.	Metals & Mining	300	3,158
Kajima Corp.	Construction & Engineering	400	4,584
KDDI Corp.	Wireless Telecommunication Services	2,000	63,141
Koei Tecmo Holdings Co. Ltd.	Entertainment	100	3,224
Meiji Holdings Co. Ltd.	Food Products	100	4,902
Mitsui & Co. Ltd.	Trading Companies & Distributors	1,200	26,450
Mitsui Chemicals Inc.	Chemicals	100	2,127
Mitsui O.S.K. Lines Ltd.	Marine	200	4,571
Mizuho Financial Group Inc.	Banks	2,100	23,851
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	500	27,220
Nintendo Co. Ltd.	Entertainment	144	62,198
Nippon Steel Corp.	Metals & Mining	400	5,591
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,600	45,884
Nippon Yusen KK	Marine	160	10,918
Nitto Denko Corp.	Chemicals	100	6,463
Obayashi Corp.	Construction & Engineering	600	4,350
OBIC Co. Ltd.	IT Services	60	8,475
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	400	10,252
Oracle Corp. Japan	Software	50	2,893
Osaka Gas Co. Ltd.	Gas Utilities	200	3,822
Sekisui House Ltd.	Household Durables	600	10,496
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	600	23,262
SG Holdings Co. Ltd.	Air Freight & Logistics	300	5,055
SHIMANO Inc.	Leisure Products	70	11,810
Shionogi & Co. Ltd.	Pharmaceuticals	272	13,725
Shoei Co. Ltd.	Real Estate Management & Development	400	3,092
Softbank Corp.	Wireless Telecommunication Services	3,000	33,267
Sumitomo Corp.	Trading Companies & Distributors	600	8,201
Sumitomo Mitsui Financial Group Inc.	Banks	1,200	35,614
Taisei Corp.	Construction & Engineering	200	6,220
Tosoh Corp.	Chemicals	300	3,721
USS Co. Ltd.	Specialty Retail	200	3,458
Yamaha Motor Co. Ltd.	Automobiles	200	3,660
Zozo Inc.	Internet & Direct Marketing Retail	100	1,800
			716,944
Kuwait 0.0%†
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	2,018	3,906
Luxembourg 0.1%
ArcelorMittal SA	Metals & Mining	336	7,556
Malaysia 0.2%
Digi.com Bhd.	Wireless Telecommunication Services	3,800	3,017
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	3,000	2,083
	Electronic Equipment, Instruments &
Inari Amertron Bhd	Components	1,700	1,018
Kuala Lumpur Kepong Bhd.	Food Products	200	996
MISC Bhd.	Marine	1,100	1,772
Nestle (Malaysia) Bhd.	Food Products	80	2,407
Petronas Chemicals Group Bhd.	Chemicals	1,600	3,267
Petronas Gas Bhd.	Gas Utilities	900	3,357
RHB Bank Bhd	Banks	1,600	2,080
Sime Darby Bhd.	Industrial Conglomerates	2,700	1,305
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	8,400	1,982
			23,284
Mexico 0.3%
Arca Continental SAB de CV	Beverages	412	2,706
Coca-Cola Femsa SAB de CV	Beverages	388	2,141

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	2,864	2,843
Grupo Mexico SAB de CV, B	Metals & Mining	3,496	14,429
Kimberly-Clark de Mexico SAB de CV, A	Household Products	1,869	2,523
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	5,384	18,501
			43,143
Netherlands 2.1%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	268	127,720
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,116	29,005
Koninklijke KPN NV	Diversified Telecommunication Services	2,908	10,340
NN Group NV	Insurance	304	13,774
OCI NV	Chemicals	56	1,843
Shell PLC	Oil, Gas & Consumable Fuels	4,192	108,641
			291,323
New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	668	8,298
Spark New Zealand Ltd.	Diversified Telecommunication Services	2,260	6,745
			15,043
Norway 0.3%
Aker BP ASA	Oil, Gas & Consumable Fuels	76	2,632
Equinor ASA	Oil, Gas & Consumable Fuels	612	21,219
Orkla ASA	Food Products	760	6,055
Telenor ASA	Diversified Telecommunication Services	800	10,608
Yara International ASA	Chemicals	180	7,499
			48,013
Peru 0.0%†
Southern Copper Corp.	Metals & Mining	44	2,192
Philippines 0.1%
Globe Telecom Inc.	Wireless Telecommunication Services	30	1,238
International Container Terminal Services Inc.	Transportation Infrastructure	560	1,874
Manila Electric Co.	Electric Utilities	240	1,571
PLDT Inc.	Wireless Telecommunication Services	80	2,444
			7,127
Poland 0.1%
CD Projekt SA	Entertainment	60	1,277
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	324	4,938
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,846	2,345
Powszechny Zaklad Ubezpieczen SA	Insurance	488	3,254
			11,814
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	278	6,028
Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	1,936	8,479
Mesaieed Petrochemical Holding Co.	Chemicals	2,368	1,619
Qatar Electricity & Water Co. QSC	Multi-Utilities	490	2,358
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	516	2,529
			14,985
[d] Russia 0.0%†
Alrosa PJSC	Metals & Mining	3,584	—
Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
Inter RAO UES PJSC	Electric Utilities	53,546	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
MMC Norilsk Nickel PJSC	Metals & Mining	100	—
Novolipetsk Steel PJSC	Metals & Mining	2,272	—
PhosAgro PJSC	Chemicals	2	—
PhosAgro PJSC, GDR, Reg S	Chemicals	219	—
Polymetal International PLC	Metals & Mining	470	—
Polyus PJSC	Metals & Mining	50	—

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
Severstal PAO	Metals & Mining	392	—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
[a] TCS Group Holding PLC, GDR	Banks	118	—
[a] United Co. RUSAL International PJSC	Metals & Mining	1,714	—
			—
Saudi Arabia 0.7%
Advanced Petrochemical Co.	Chemicals	154	2,110
Al Rajhi Bank	Banks	1,860	40,897
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	66	3,409
Jarir Marketing Co.	Specialty Retail	81	3,510
Mouwasat Medical Services Co.	Health Care Providers & Services	24	1,362
SABIC Agri-Nutrients Co.	Chemicals	278	10,210
Sahara International Petrochemical Co.	Chemicals	212	2,836
[b] Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	1,472	15,222
[a] Saudi Research & Media Group	Media	20	1,002
Saudi Telecom Co.	Diversified Telecommunication Services	596	15,424
Yanbu National Petrochemical Co.	Chemicals	274	3,688
			99,670
Singapore 0.2%
Capitaland Investment Ltd.	Real Estate Management & Development	1,400	3,843
Singapore Exchange Ltd.	Capital Markets	1,100	7,477
Singapore Technologies Engineering Ltd.	Aerospace & Defense	1,300	3,811
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	8,300	15,089
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,585
			33,805
South Africa 0.5%
African Rainbow Minerals Ltd.	Metals & Mining	176	2,296
Anglo American Platinum Ltd.	Metals & Mining	70	6,089
AngloGold Ashanti Ltd.	Metals & Mining	470	7,030
Clicks Group Ltd.	Food & Staples Retailing	120	2,002
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	379	4,585
Gold Fields Ltd.	Metals & Mining	918	8,573
Harmony Gold Mining Co. Ltd.	Metals & Mining	292	926
Impala Platinum Holdings Ltd.	Metals & Mining	1,222	13,512
Kumba Iron Ore Ltd.	Metals & Mining	120	3,850
Mr. Price Group Ltd.	Specialty Retail	278	3,010
[a] Northam Platinum Holdings Ltd.	Metals & Mining	176	1,840
Sibanye Stillwater Ltd.	Metals & Mining	3,342	8,297
Vodacom Group Ltd.	Wireless Telecommunication Services	764	6,115
			68,125
South Korea 1.4%
Coway Co. Ltd.	Household Durables	62	3,051
DB Insurance Co. Ltd.	Insurance	24	1,133
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	16	1,657
Hana Financial Group Inc.	Banks	328	9,941
HMM Co. Ltd.	Marine	216	4,092
Industrial Bank of Korea	Banks	310	2,297
KB Financial Group Inc.	Banks	384	14,240
Korea Investment Holdings Co. Ltd.	Capital Markets	20	950
Korea Zinc Co. Ltd.	Metals & Mining	8	3,004
KT&G Corp.	Tobacco	132	8,357
Kumho Petrochemical Co. Ltd.	Chemicals	28	2,998
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	8	2,110
Meritz Fire & Marine Insurance Co. Ltd.	Insurance	20	511
NH Investment & Securities Co. Ltd.	Capital Markets	124	864
POSCO	Metals & Mining	66	11,717
S-1 Corp.	Commercial Services & Supplies	20	989

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,332	102,375
SD Biosensor Inc.	Health Care Equipment & Supplies	36	1,077
Seegene Inc.	Biotechnology	48	1,336
Shinhan Financial Group Co. Ltd.	Banks	448	12,784
Woori Financial Group Inc.	Banks	560	5,219
			190,702
Spain 0.9%
Banco Santander SA	Banks	15,444	43,400
CaixaBank SA	Banks	4,248	14,731
Enagas SA	Gas Utilities	260	5,727
Endesa SA	Electric Utilities	364	6,850
Industria de Diseno Textil SA	Specialty Retail	1,120	25,280
Red Electrica Corp. SA	Electric Utilities	482	9,083
Repsol SA	Oil, Gas & Consumable Fuels	904	13,278
			118,349
Sweden 0.4%
Boliden AB	Metals & Mining	324	10,287
Electrolux AB, B	Household Durables	200	2,687
Epiroc AB, A	Machinery	584	9,001
Epiroc AB, B	Machinery	360	4,855
[a] Lundin Energy Mergerco AB	Oil, Gas & Consumable Fuels	100	4,072
Sagax AB, B	Real Estate Management & Development	128	2,357
Swedish Match AB	Tobacco	1,482	15,069
Tele2 AB, B	Wireless Telecommunication Services	398	4,525
			52,853
Switzerland 3.8%
EMS-Chemie Holding AG	Chemicals	8	5,937
Geberit AG	Building Products	40	19,170
Kuehne + Nagel International AG	Marine	60	14,164
	Technology Hardware, Storage &
Logitech International SA	Peripherals	208	10,835
Nestle SA	Food Products	1,224	142,479
Novartis AG	Pharmaceuticals	1,616	136,474
Partners Group Holding AG	Capital Markets	27	24,260
Roche Holding AG, Bearer	Pharmaceuticals	15	5,772
Roche Holding AG, Non-Voting	Pharmaceuticals	420	139,752
SGS SA	Professional Services	5	11,412
Swisscom AG	Diversified Telecommunication Services	29	15,976
			526,231
Taiwan 2.1%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	2,000	1,460
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	373	4,340
Asia Cement Corp.	Construction Materials	2,000	2,946
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	800	8,354
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	7,000	3,837
Cathay Financial Holding Co. Ltd.	Insurance	6,000	10,271
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	16,412
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	3,000	2,295
	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	62	2,158
Evergreen Marine Corp. Taiwan Ltd.	Marine	3,000	8,536
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	1,000	2,812
Fubon Financial Holding Co. Ltd.	Insurance	6,552	13,177
	Electronic Equipment, Instruments &
Innolux Corp.	Components	8,000	3,256

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	120	6,962
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	2,000	3,895
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	3,817
Nien Made Enterprise Co. Ltd.	Household Durables	190	1,872
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	800	8,125
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	2,000	5,368
Ruentex Development Co. Ltd.	Real Estate Management & Development	1,000	2,469
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	1,000	1,789
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,265
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	8,130	130,152
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	11,000	14,484
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	1,000	2,583
Wan Hai Lines Ltd.	Marine	680	2,722
Yang Ming Marine Transport Corp.	Marine	2,000	5,536
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	7,000	4,638
			281,531
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	1,300	7,152
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	500	2,531
Carabao Group PCL, NVDR	Beverages	200	602
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	1,700	3,294
Krung Thai Bank PCL, NVDR	Banks	3,400	1,491
Osotspa PCL, NVDR	Beverages	1,400	1,356
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	800	3,609
Thai Union Group PCL, NVDR	Food Products	2,400	1,161
The Siam Cement PCL, NVDR	Construction Materials	700	7,405
			28,601
Turkey 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	Aerospace & Defense	666	912
BIM Birlesik Magazalar AS	Food & Staples Retailing	594	2,876
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	2,050	3,332
Ford Otomotiv Sanayi AS	Automobiles	103	1,647
Haci Omer Sabanci Holding AS	Banks	844	956
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,520	1,475
Turkiye Is Bankasi AS, C	Banks	3,799	997
Turkiye Sise ve Cam Fabrikalari AS	Industrial Conglomerates	1,288	1,658
			13,853
United Arab Emirates 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	3,394	3,899
Aldar Properties PJSC	Real Estate Management & Development	1,916	2,321
Dubai Islamic Bank PJSC	Banks	2,444	3,833
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,476	24,700
			34,753
United Kingdom 5.0%
Admiral Group PLC	Insurance	268	7,304
Anglo American PLC	Metals & Mining	1,708	60,922
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,120	7,549
BAE Systems PLC	Aerospace & Defense	3,160	31,860
Barratt Developments PLC	Household Durables	884	4,911
Berkeley Group Holdings PLC	Household Durables	110	4,975
BP PLC	Oil, Gas & Consumable Fuels	10,252	48,345
British American Tobacco PLC	Tobacco	2,624	112,156
Ferguson PLC	Trading Companies & Distributors	204	22,763

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

GlaxoSmithKline PLC	Pharmaceuticals	6,012	128,911
Hargreaves Lansdown PLC	Capital Markets	464	4,439
Hikma Pharmaceuticals PLC	Pharmaceuticals	168	3,300
Imperial Brands PLC	Tobacco	1,340	29,878
Intertek Group PLC	Professional Services	160	8,173
Kingfisher PLC	Specialty Retail	2,228	6,610
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	652	5,258
Mondi PLC	Paper & Forest Products	476	8,411
Next PLC	Multiline Retail	108	7,686
Persimmon PLC	Household Durables	428	9,684
RELX PLC	Professional Services	1,996	53,959
Taylor Wimpey PLC	Household Durables	1,936	2,743
Unilever PLC	Personal Products	2,732	123,458
			693,295
United States 53.2%
3M Co.	Industrial Conglomerates	580	75,058
A O Smith Corp.	Building Products	132	7,218
AbbVie Inc.	Biotechnology	940	143,970
Accenture PLC, A	IT Services	520	144,378
Air Products and Chemicals Inc.	Chemicals	200	48,096
[a] Alphabet Inc., A	Interactive Media & Services	33	71,916
[a] Alphabet Inc., C	Interactive Media & Services	31	67,811
Altria Group Inc.	Tobacco	2,416	100,916
	Equity Real Estate Investment Trusts
American Tower Corp.	(REITs)	464	118,594
AmerisourceBergen Corp.	Health Care Providers & Services	128	18,109
Amgen Inc.	Biotechnology	584	142,087
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	1,254	7,411
APA Corp.	Oil, Gas & Consumable Fuels	180	6,282
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,040	142,189
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	892	81,154
Archer-Daniels-Midland Co.	Food Products	308	23,901
[a] Arista Networks Inc.	Communications Equipment	220	20,623
AT&T Inc.	Diversified Telecommunication Services	7,048	147,726
Best Buy Co. Inc.	Specialty Retail	264	17,210
[a] Biogen Inc.	Biotechnology	160	32,630
Bristol-Myers Squibb Co.	Pharmaceuticals	1,876	144,452
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	124	12,570
[a] Cadence Design Systems Inc.	Software	284	42,609
Campbell Soup Co.	Food Products	208	9,994
Cardinal Health Inc.	Health Care Providers & Services	228	11,918
Celanese Corp.	Chemicals	116	13,643
CF Industries Holdings Inc.	Chemicals	144	12,345
Chevron Corp.	Oil, Gas & Consumable Fuels	856	123,932
Church & Dwight Co. Inc.	Household Products	240	22,238
Cisco Systems Inc.	Communications Equipment	3,416	145,658
Citigroup Inc.	Banks	1,072	49,301
[a] Cleveland-Cliffs Inc.	Metals & Mining	292	4,488
Clorox Co.	Household Products	148	20,865
Cognizant Technology Solutions Corp., A	IT Services	532	35,905
Colgate-Palmolive Co.	Household Products	972	77,896
Conagra Brands Inc.	Food Products	456	15,613
ConocoPhillips	Oil, Gas & Consumable Fuels	756	67,896
[a] Copart Inc.	Commercial Services & Supplies	204	22,167
Costco Wholesale Corp.	Food & Staples Retailing	315	150,973
Coterra Energy Inc., A	Oil, Gas & Consumable Fuels	748	19,291
Cummins Inc.	Machinery	144	27,868
D.R. Horton Inc.	Household Durables	340	22,505
Devon Energy Corp.	Oil, Gas & Consumable Fuels	412	22,705

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Diamondback Energy Inc.	Oil, Gas & Consumable Fuels	92	11,146
Dow Inc.	Chemicals	412	21,263
Electronic Arts Inc.	Entertainment	268	32,602
Eli Lilly & Co.	Pharmaceuticals	500	162,115
EOG Resources Inc.	Oil, Gas & Consumable Fuels	504	55,662
Expeditors International of Washington Inc.	Air Freight & Logistics	172	16,763
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	136	23,136
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1,564	133,941
FactSet Research Systems Inc.	Capital Markets	40	15,383
Fastenal Co.	Trading Companies & Distributors	656	32,748
Fox Corp., A	Media	328	10,548
Fox Corp., B	Media	152	4,514
Garmin Ltd.	Household Durables	160	15,720
General Mills Inc.	Food Products	660	49,797
Gilead Sciences Inc.	Biotechnology	1,324	81,836
	Technology Hardware, Storage &
Hewlett Packard Enterprise Co.	Peripherals	1,304	17,291
[a] Hologic Inc.	Health Care Equipment & Supplies	136	9,425
Hormel Foods Corp.	Food Products	316	14,966
	Technology Hardware, Storage &
HP Inc.	Peripherals	1,160	38,025
Huntington Ingalls Industries Inc.	Aerospace & Defense	32	6,970
Illinois Tool Works Inc.	Machinery	292	53,217
[a] Incyte Corp.	Biotechnology	96	7,293
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,392	126,895
International Business Machines Corp.	IT Services	908	128,201
International Paper Co.	Containers & Packaging	284	11,880
	Equity Real Estate Investment Trusts
Iron Mountain Inc.	(REITs)	316	15,386
Jack Henry & Associates Inc.	IT Services	76	13,682
JB Hunt Transport Services Inc.	Road & Rail	84	13,228
JBS SA	Food Products	400	2,416
Johnson & Johnson	Pharmaceuticals	820	145,558
Kellogg Co.	Food Products	268	19,119
Kimberly-Clark Corp.	Household Products	432	58,385
	Semiconductors & Semiconductor
KLA Corp.	Equipment	152	48,500
Knight-Swift Transportation Holdings Inc.	Road & Rail	122	5,647
Kraft Heinz Co.	Food Products	628	23,952
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	135	57,530
Lennar Corp., A	Household Durables	268	18,913
Lockheed Martin Corp.	Aerospace & Defense	292	125,548
LyondellBasell Industries NV, A	Chemicals	336	29,387
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	416	9,352
Merck & Co. Inc.	Pharmaceuticals	1,548	141,131
[a] Meta Platforms Inc., A	Interactive Media & Services	744	119,970
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	24	27,571
	Semiconductors & Semiconductor
Micron Technology Inc.	Equipment	972	53,732
Microsoft Corp.	Software	564	144,852
[a] Moderna Inc.	Biotechnology	396	56,569
[a] Monster Beverage Corp.	Beverages	384	35,597
Moody's Corp.	Capital Markets	172	46,779
Mosaic Co.	Chemicals	208	9,824
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	228	14,875
Newmont Corp.	Metals & Mining	624	37,234
Northrop Grumman Corp.	Aerospace & Defense	74	35,414
NRG Energy Inc.	Electric Utilities	244	9,313
Nucor Corp.	Metals & Mining	368	38,423
[a] NVR Inc.	Household Durables	3	12,012

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] O'Reilly Automotive Inc.	Specialty Retail	71	44,855
Old Dominion Freight Line Inc.	Road & Rail	104	26,653
Omnicom Group Inc.	Media	202	12,849
PACCAR Inc.	Machinery	324	26,678
Packaging Corp. of America	Containers & Packaging	102	14,025
Paychex Inc.	IT Services	320	36,438
PepsiCo Inc.	Beverages	884	147,327
Pfizer Inc.	Pharmaceuticals	2,812	147,433
Philip Morris International Inc.	Tobacco	1,420	140,211
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	212	66,286
PulteGroup Inc.	Household Durables	300	11,889
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	1,092	139,492
Quest Diagnostics Inc.	Health Care Providers & Services	120	15,958
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	135	79,803
Robert Half International Inc.	Professional Services	124	9,286
Rollins Inc.	Commercial Services & Supplies	216	7,543
S&P Global Inc.	Capital Markets	368	124,038
Sealed Air Corp.	Containers & Packaging	136	7,850
SEI Investments Co.	Capital Markets	108	5,834
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	356	33,792
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	184	17,046
Snap-on Inc.	Machinery	60	11,822
Steel Dynamics Inc.	Metals & Mining	252	16,670
Stellantis NV	Automobiles	2,256	27,812
T. Rowe Price Group Inc.	Capital Markets	224	25,449
Target Corp.	Multiline Retail	512	72,310
	Semiconductors & Semiconductor
Teradyne Inc.	Equipment	160	14,328
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	852	130,910
The Hershey Co.	Food Products	168	36,147
The J.M. Smucker Co.	Food Products	118	15,105
The Kroger Co.	Food & Staples Retailing	776	36,728
The Procter & Gamble Co.	Household Products	1,008	144,940
The Progressive Corp.	Insurance	560	65,111
Tyson Foods Inc.	Food Products	338	29,088
United Parcel Service Inc., B	Air Freight & Logistics	784	143,111
Verizon Communications Inc.	Diversified Telecommunication Services	2,900	147,175
[a] Vertex Pharmaceuticals Inc.	Biotechnology	296	83,410
W.W. Grainger Inc.	Trading Companies & Distributors	44	19,995
Walgreens Boots Alliance Inc.	Food & Staples Retailing	752	28,501
Walmart Inc.	Food & Staples Retailing	1,196	145,410
[a] Waters Corp.	Life Sciences Tools & Services	56	18,535
Western Union Co.	IT Services	520	8,564
Westlake Corp.	Chemicals	24	2,352
Whirlpool Corp.	Household Durables	64	9,912
	Equity Real Estate Investment Trusts
WP Carey Inc.	(REITs)	100	8,286
			7,302,304
Total Common Stocks and Other Equity Interests (Cost $12,909,923)			13,601,272
Preferred Stocks 0.5%
Brazil 0.3%
[e] Cia Energetica de Minas Gerais, 11.224%, pfd.	Electric Utilities	1,300	2,580
[e] Gerdau SA, 16.600%, pfd.	Metals & Mining	1,200	5,129
[e] Petroleo Brasileiro SA, 28.844%, pfd.	Oil, Gas & Consumable Fuels	4,600	24,568
			32,277
Germany 0.1%
[e] Bayerische Motoren Werke AG, 8.609%, pfd.	Automobiles	52	3,675

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[e] Porsche Automobil Holding SE, 4.056%, pfd.	Automobiles	180	11,878
			15,553
[d] Russia 0.0%†
[e] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—
South Korea 0.1%
[e] LG Household & Health Care Ltd., 3.691%, pfd.	Personal Products	2	503
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.085%, pfd.	Peripherals	416	16,661
			17,164
Total Preferred Stocks (Cost $69,363)			64,994
Total Investments (Cost $12,979,286) 99.5%			13,666,266
Other Assets, less Liabilities 0.5%			64,563
Net Assets 100.0%			$13,730,829

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $66,925, representing 0.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was $4,598, representing 0.0% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$31,175	9/16/22	$(526)

*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.5%
Australia 14.7%
Aurizon Holdings Ltd.	Road & Rail	13,472	$35,203
Australian Stock Exchange Ltd.	Capital Markets	976	54,839
BHP Group Ltd.	Metals & Mining	10,424	295,683
BlueScope Steel Ltd.	Metals & Mining	2,424	26,503
Brambles Ltd.	Commercial Services & Supplies	10,080	74,237
Coles Group Ltd.	Food & Staples Retailing	8,768	107,382
CSL Ltd.	Biotechnology	2,216	410,002
	Equity Real Estate Investment Trusts
Dexus	(REITs)	5,552	33,902
Endeavour Group Ltd.	Food & Staples Retailing	8,216	42,768
Evolution Mining Ltd.	Metals & Mining	12,120	19,836
Fortescue Metals Group Ltd.	Metals & Mining	20,000	241,090
Glencore PLC	Metals & Mining	32,672	176,609
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	5,624	68,993
Medibank Private Ltd.	Insurance	19,984	44,662
Mineral Resources Ltd.	Metals & Mining	584	19,385
Newcrest Mining Ltd.	Metals & Mining	5,816	83,547
Rio Tinto Ltd.	Metals & Mining	3,896	275,142
Rio Tinto PLC	Metals & Mining	6,416	383,089
Sonic Healthcare Ltd.	Health Care Providers & Services	3,064	69,551
South32 Ltd.	Metals & Mining	15,568	42,179
Telstra Corp. Ltd.	Diversified Telecommunication Services	28,992	76,755
Wesfarmers Ltd.	Multiline Retail	7,456	214,878
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	9,208	201,607
			2,997,842
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	968	45,297
Belgium 0.1%
D'ieteren Group	Distributors	72	10,508
Proximus SADP	Diversified Telecommunication Services	1,160	17,057
			27,565
Chile 0.2%
Antofagasta PLC	Metals & Mining	2,328	32,655
China 0.2%
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	9,000	16,929
SITC International Holdings Co. Ltd.	Marine	10,000	28,291
			45,220
Denmark 4.2%
AP Moller-Maersk A/S, A	Marine	21	48,268
AP Moller-Maersk A/S, B	Marine	46	107,056
Coloplast AS, B	Health Care Equipment & Supplies	1,016	115,464
Novo Nordisk AS, B	Pharmaceuticals	4,120	455,941
Novozymes AS	Chemicals	1,288	77,135
Pandora AS	Textiles, Apparel & Luxury Goods	752	47,203
			851,067
Finland 0.9%
Elisa OYJ	Diversified Telecommunication Services	1,016	56,954
Kone OYJ, B	Machinery	2,080	98,637
Orion OYJ	Pharmaceuticals	792	35,273
			190,864
France 6.2%
Biomerieux	Health Care Equipment & Supplies	232	22,605
Hermes International	Textiles, Apparel & Luxury Goods	203	226,445
Ipsen SA	Pharmaceuticals	256	24,101

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	1,376	26,412
[a] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	544	18,779
Orange SA	Diversified Telecommunication Services	10,560	123,868
Sanofi	Pharmaceuticals	4,048	407,709
TotalEnergies SE	Oil, Gas & Consumable Fuels	7,856	413,692
			1,263,611
Germany 1.6%
Aroundtown SA	Real Estate Management & Development	3,272	10,375
Bayerische Motoren Werke AG	Automobiles	1,128	86,629
[a] Covestro AG, 144A	Chemicals	1,104	38,065
Deutsche Post AG	Air Freight & Logistics	5,176	193,398
			328,467
Hong Kong 2.6%
CK Asset Holdings Ltd.	Real Estate Management & Development	13,900	98,312
CK Infrastructure Holdings Ltd.	Electric Utilities	4,000	24,519
CLP Holdings Ltd.	Electric Utilities	8,900	73,836
Henderson Land Development Co. Ltd.	Real Estate Management & Development	8,000	29,974
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	24,609	33,055
Power Assets Holdings Ltd.	Electric Utilities	10,500	66,035
Sino Land Co. Ltd.	Real Estate Management & Development	22,400	33,056
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	8,194	96,800
[a] WH Group Ltd., 144A	Food Products	51,000	39,386
Xinyi Glass Holdings Ltd.	Building Products	14,066	33,736
			528,709
Ireland 0.2%
James Hardie Industries PLC, CDI	Construction Materials	2,016	44,043
Israel 1.0%
Bank Leumi Le-Israel BM	Banks	4,568	40,500
[b] Check Point Software Technologies Ltd.	Software	784	95,476
ICL Group Ltd.	Chemicals	4,504	40,755
	Semiconductors & Semiconductor
[b] Tower Semiconductor Ltd.	Equipment	344	15,981
ZIM Integrated Shipping Services Ltd.	Marine	472	22,293
			215,005
Italy 1.5%
DiaSorin SpA	Health Care Equipment & Supplies	168	21,990
Ferrari NV	Automobiles	752	137,738
Moncler SpA	Textiles, Apparel & Luxury Goods	1,208	51,691
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	720	31,245
Snam SpA	Gas Utilities	12,392	64,763
			307,427
Japan 24.9%
Aisin Seiki Co. Ltd.	Auto Components	700	21,641
Astellas Pharma Inc.	Pharmaceuticals	11,800	183,703
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	1,494	26,228
	Technology Hardware, Storage &
Canon Inc.	Peripherals	3,000	68,124
Capcom Co. Ltd.	Entertainment	1,044	25,321
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,370	111,618
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	560	48,269
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	2,870	66,799
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	9,600	36,300
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,100	26,477
Iida Group Holdings Co. Ltd.	Household Durables	1,146	17,622
Inpex Corp.	Oil, Gas & Consumable Fuels	3,600	38,953
Isuzu Motors Ltd.	Automobiles	1,700	18,783
ITOCHU Corp.	Trading Companies & Distributors	8,170	220,525
Japan Post Bank Co. Ltd.	Banks	2,628	20,408
Japan Post Holdings Co. Ltd.	Insurance	13,400	95,587

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Japan Tobacco Inc.	Tobacco	9,240	159,560
JFE Holdings Inc.	Metals & Mining	1,600	16,842
Kajima Corp.	Construction & Engineering	3,020	34,611
KDDI Corp.	Wireless Telecommunication Services	12,082	381,434
Koei Tecmo Holdings Co. Ltd.	Entertainment	388	12,509
Meiji Holdings Co. Ltd.	Food Products	692	33,924
Mitsubishi Corp.	Trading Companies & Distributors	3,900	115,891
Mitsui & Co. Ltd.	Trading Companies & Distributors	7,300	160,906
Mitsui Chemicals Inc.	Chemicals	900	19,145
Mitsui OSK Lines Ltd.	Marine	1,300	29,712
Mizuho Financial Group Inc.	Banks	13,000	147,650
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	3,180	173,120
Nintendo Co. Ltd.	Entertainment	880	380,099
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	5	24,879
Nippon Steel Corp.	Metals & Mining	2,500	34,945
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	9,869	283,020
Nippon Yusen KK	Marine	980	66,870
Nitto Denko Corp.	Chemicals	800	51,702
OBIC Co. Ltd.	IT Services	380	53,676
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	61,513
Oracle Corp. Japan	Software	272	15,737
Osaka Gas Co. Ltd.	Gas Utilities	1,200	22,930
Resona Holdings Inc.	Banks	10,700	40,018
SCSK Corp.	IT Services	800	13,520
Sekisui House Ltd.	Household Durables	4,050	70,846
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	3,700	143,446
SG Holdings Co. Ltd.	Air Freight & Logistics	1,840	31,002
SHIMANO Inc.	Leisure Products	401	67,652
Shin-Etsu Chemical Co. Ltd.	Chemicals	2,080	234,250
Shionogi & Co. Ltd.	Pharmaceuticals	1,732	87,394
Shoei Co. Ltd.	Real Estate Management & Development	2,614	20,203
Softbank Corp.	Wireless Telecommunication Services	19,674	218,166
Sumitomo Corp.	Trading Companies & Distributors	3,500	47,841
Sumitomo Mitsui Financial Group Inc.	Banks	7,552	224,134
Suntory Beverage & Food Ltd.	Beverages	400	15,104
Taisei Corp.	Construction & Engineering	1,172	36,448
Tosoh Corp.	Chemicals	2,061	25,562
Toyota Motor Corp.	Automobiles	27,240	421,067
Trend Micro Inc.	Software	440	21,441
USS Co. Ltd.	Specialty Retail	1,600	27,665
Yamaha Motor Co. Ltd.	Automobiles	1,300	23,789
Zozo Inc.	Internet & Direct Marketing Retail	920	16,557
			5,093,138
Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	2,024	45,515
Netherlands 5.5%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	805	383,637
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	7,056	183,385
Koninklijke KPN NV	Diversified Telecommunication Services	19,104	67,926
NN Group NV	Insurance	1,920	86,995
OCI NV	Chemicals	352	11,584
Shell PLC	Oil, Gas & Consumable Fuels	14,728	381,696
			1,115,223
New Zealand 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	4,224	52,473
Spark New Zealand Ltd.	Diversified Telecommunication Services	14,528	43,357
			95,830
Norway 1.6%
Aker BP ASA	Oil, Gas & Consumable Fuels	518	17,936

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Equinor ASA	Oil, Gas & Consumable Fuels	3,712	128,702
Norsk Hydro ASA	Metals & Mining	4,008	22,377
Orkla ASA	Food Products	4,816	38,373
Telenor ASA	Diversified Telecommunication Services	5,088	67,464
Yara International ASA	Chemicals	1,128	46,994
			321,846
Portugal 0.2%
Jeronimo Martins SGPS SA	Food & Staples Retailing	1,744	37,814
Singapore 0.6%
Capitaland Investment Ltd.	Real Estate Management & Development	8,600	23,606
Singapore Exchange Ltd.	Capital Markets	6,892	46,848
Singapore Technologies Engineering Ltd.	Aerospace & Defense	9,200	26,971
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,732	20,696
			118,121
Spain 2.3%
CaixaBank SA	Banks	26,112	90,550
Enagas SA	Gas Utilities	1,608	35,420
Endesa SA	Electric Utilities	2,280	42,905
Industria de Diseno Textil SA	Specialty Retail	7,000	157,999
Red Electrica Corp. SA	Electric Utilities	2,944	55,478
Repsol SA	Oil, Gas & Consumable Fuels	5,552	81,551
			463,903
Sweden 2.0%
Atlas Copco AB, B	Machinery	9,296	77,598
Boliden AB	Metals & Mining	2,048	65,023
Electrolux AB	Household Durables	1,080	14,509
Epiroc AB, A	Machinery	3,848	59,312
Epiroc AB, B	Machinery	2,272	30,641
[b] Lundin Energy Mergerco AB	Oil, Gas & Consumable Fuels	518	21,092
Sagax AB, B	Real Estate Management & Development	808	14,879
Swedish Match AB	Tobacco	8,912	90,621
Tele2 AB, B	Wireless Telecommunication Services	2,520	28,649
			402,324
Switzerland 9.5%
EMS-Chemie Holding AG	Chemicals	52	38,592
Geberit AG	Building Products	261	125,082
Kuehne + Nagel International AG	Marine	376	88,762
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,264	65,844
Nestle SA	Food Products	3,672	427,438
Novartis AG	Pharmaceuticals	4,864	410,774
Partners Group Holding AG	Capital Markets	173	155,444
Roche Holding AG, Bearer	Pharmaceuticals	40	15,392
Roche Holding AG, Non-Voting	Pharmaceuticals	1,264	420,585
SGS SA	Professional Services	36	82,164
Swisscom AG	Diversified Telecommunication Services	183	100,814
			1,930,891
United Kingdom 16.8%
Admiral Group PLC	Insurance	1,704	46,438
Anglo American PLC	Metals & Mining	9,896	352,974
[a] Auto Trader Group PLC, 144A	Interactive Media & Services	7,064	47,613
BAE Systems PLC	Aerospace & Defense	21,376	215,521
Barratt Developments PLC	Household Durables	5,536	30,752
[b] Berkeley Group Holdings PLC	Household Durables	680	30,754
BP PLC	Oil, Gas & Consumable Fuels	62,952	296,863
British American Tobacco PLC	Tobacco	9,992	427,084
Bunzl PLC	Trading Companies & Distributors	1,888	62,343
Ferguson PLC	Trading Companies & Distributors	1,288	143,720
GlaxoSmithKline PLC	Pharmaceuticals	19,792	424,387
Hargreaves Lansdown PLC	Capital Markets	2,944	28,166

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Hikma Pharmaceuticals PLC	Pharmaceuticals	1,056	20,744
Imperial Brands PLC	Tobacco	8,560	190,865
Intertek Group PLC	Professional Services	1,000	51,080
Kingfisher PLC	Specialty Retail	13,016	38,617
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	4,112	33,159
Mondi PLC	Paper & Forest Products	2,928	51,738
Next PLC	Multiline Retail	928	66,043
Persimmon PLC	Household Durables	2,680	60,635
RELX PLC	Professional Services	12,616	341,057
Taylor Wimpey PLC	Household Durables	11,848	16,784
Unilever PLC	Personal Products	9,936	449,005
			3,426,342
United States 0.8%
Stellantis NV	Automobiles	13,880	171,112
Total Common Stocks and Other Equity Interests (Cost $20,761,768)			20,099,831
Preferred Stocks 0.4%
Germany 0.4%
[c] Bayerische Motoren Werke AG, 8.609%, pfd.	Automobiles	312	22,050
[c] Porsche Automobil Holding SE, 4.056%, pfd.	Automobiles	1,112	73,379

Total Preferred Stocks (Cost $107,780)			95,429
Total Investments (Cost $20,869,548) 98.9%			20,195,260

Other Assets, less Liabilities 1.1%			217,244
Net Assets 100.0%			$20,412,504

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $143,843, representing 0.7% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	105,857	$73,089	7/05/22	$—	$(296)
Australian Dollar	DBAB	Buy	3,798,906	2,612,508	7/05/22	—	(190)
Australian Dollar	DBAB	Sell	3,429,900	2,461,845	7/05/22	103,274	—
Australian Dollar	DBAB	Sell	474,863	328,290	7/05/22	1,750	—
Danish Krone	BOFA	Buy	174,262	24,522	7/05/22	—	(24)
Danish Krone	BOFA	Buy	6,253,758	879,175	7/05/22	—	(18)
Danish Krone	BOFA	Sell	5,646,300	814,336	7/05/22	20,575	—
Danish Krone	BOFA	Sell	781,720	110,686	7/05/22	791	—
Euro	BOFA	Buy	105,734	110,675	7/05/22	—	(136)
Euro	BOFA	Buy	3,794,475	3,967,014	7/05/22	—	(80)
Euro	BOFA	Sell	3,425,900	3,676,022	7/05/22	94,415	—
Euro	BOFA	Sell	474,309	499,636	7/05/22	3,769	—
Great British Pound	BOFA	Buy	35,102	42,769	7/05/22	—	(139)
Great British Pound	BOFA	Buy	1,259,702	1,529,875	7/05/22	—	(30)
Great British Pound	HSBK	Buy	35,102	42,765	7/05/22	—	(136)
Great British Pound	HSBK	Buy	1,259,702	1,529,867	7/05/22	—	(23)
Great British Pound	UBSW	Buy	35,102	42,766	7/05/22	—	(136)
Great British Pound	UBSW	Buy	1,259,702	1,529,860	7/05/22	—	(15)
Great British Pound	BOFA	Sell	1,137,341	1,433,522	7/05/22	52,278	—
Great British Pound	BOFA	Sell	157,463	193,283	7/05/22	2,052	—
Great British Pound	HSBK	Sell	1,137,341	1,433,573	7/05/22	52,329	—
Great British Pound	HSBK	Sell	157,463	193,285	7/05/22	2,054	—
Great British Pound	UBSW	Sell	1,137,341	1,433,581	7/05/22	52,337	—
Great British Pound	UBSW	Sell	157,463	193,286	7/05/22	2,056	—
Hong Kong Dollar	MSCO	Buy	128,134	16,332	7/05/22	—	(3)
Hong Kong Dollar	MSCO	Buy	4,598,361	586,035	7/05/22	—	(29)
Hong Kong Dollar	MSCO	Sell	4,151,700	529,585	7/05/22	501	—
Hong Kong Dollar	MSCO	Sell	574,795	73,245	7/05/22	—	(6)
Israeli Shekel	BOFA	Buy	10,049	2,907	7/05/22	—	(37)
Israeli Shekel	BOFA	Buy	360,630	102,976	7/05/22	—	(2)
Israeli Shekel	BOFA	Sell	325,600	97,867	7/05/22	4,895	—
Israeli Shekel	BOFA	Sell	45,079	13,066	7/05/22	194	—
Japanese Yen	BOFA	Buy	19,459,882	143,956	7/05/22	—	(716)
Japanese Yen	BOFA	Buy	698,357,506	5,140,360	7/05/22	102	—
Japanese Yen	BOFA	Sell	630,522,700	4,907,578	7/05/22	266,434	—
Japanese Yen	BOFA	Sell	87,294,688	649,490	7/05/22	6,932	—
New Zealand Dollar	BOFA	Buy	4,197	2,633	7/05/22	—	(24)
New Zealand Dollar	BOFA	Buy	150,632	93,654	7/05/22	2	—
New Zealand Dollar	BOFA	Sell	136,000	88,485	7/05/22	3,927	—
New Zealand Dollar	BOFA	Sell	18,829	11,862	7/05/22	155	—
Norwegian Krone	BOFA	Buy	90,685	9,024	7/05/22	155	—
Norwegian Krone	BOFA	Buy	3,254,417	329,396	7/05/22	7	—
Norwegian Krone	BOFA	Sell	2,938,300	312,609	7/05/22	15,203	—
Norwegian Krone	BOFA	Sell	406,802	40,868	7/05/22	—	(307)
Singapore Dollar	BOFA	Buy	4,608	3,314	7/05/22	—	(3)
Singapore Dollar	BOFA	Buy	165,362	118,818	7/05/22	2	—
Singapore Dollar	BOFA	Sell	149,300	108,883	7/05/22	1,604	—

						FRANKLIN TEMPLETON ETF TRUST
				SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Singapore Dollar	BOFA	Sell	20,670	14,885	7/05/22	33	—
Swedish Krona	BOFA	Buy	129,665	12,701	7/05/22	—	(48)
Swedish Krona	BOFA	Buy	4,653,297	454,104	7/05/22	—	(9)
Swedish Krona	BOFA	Sell	4,201,300	429,864	7/05/22	19,877	—
Swedish Krona	BOFA	Sell	581,662	57,183	7/05/22	422	—
Swiss Franc	MSCO	Buy	54,637	56,248	7/05/22	823	—
Swiss Franc	MSCO	Buy	1,960,758	2,048,161	7/05/22	—	(51)
Swiss Franc	MSCO	Sell	1,770,300	1,850,024	7/05/22	857	—
Swiss Franc	MSCO	Sell	245,095	255,953	7/05/22	—	(60)
Danish Krone	BOFA	Sell	6,220,000	875,983	8/02/22	—	(69)
Euro	BOFA	Sell	3,667,100	3,840,814	8/02/22	—	(38)
Great British Pound	BOFA	Sell	1,245,843	1,513,717	8/02/22	—	(25)
Great British Pound	HSBK	Sell	1,245,843	1,513,715	8/02/22	—	(26)
Great British Pound	UBSW	Sell	1,245,843	1,513,683	8/02/22	—	(59)
Hong Kong Dollar	MSCO	Sell	4,555,200	581,057	8/02/22	58	—
Israeli Shekel	BOFA	Sell	355,200	101,543	8/02/22	—	(29)
Japanese Yen	BOFA	Sell	702,368,400	5,178,211	8/02/22	—	(391)
New Zealand Dollar	BOFA	Sell	154,100	95,777	8/02/22	—	(13)
Norwegian Krone	BOFA	Sell	3,535,600	357,987	8/02/22	—	(61)
Singapore Dollar	BOFA	Sell	167,600	120,423	8/02/22	—	(8)
Swedish Krona	BOFA	Sell	4,059,900	396,544	8/02/22	—	(27)
Australian Dollar	DBAB	Sell	3,716,300	2,556,145	8/03/22	76	—
Swiss Franc	MSCO	Sell	1,889,700	1,977,401	8/03/22	—	(16)
Total Forward Exchange Contracts						$709,939	$(3,280)
Net unrealized appreciation (depreciation)							$706,659
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI EAFE			Long	2	$185,660	9/16/22	$(3,379)

*As of period ended.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
CDI	-	Clearing House Electronic Subregister System Depositary Interest
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 5.5%
[a] Alphabet Inc., A	7,628	$16,623,395
AT&T Inc.	354,270	7,425,499
Lumen Technologies Inc.	102,410	1,117,293
[a] Meta Platforms Inc., A	45,570	7,348,163
Nexstar Media Group Inc., A	5,880	957,734
Omnicom Group Inc.	18,620	1,184,418
The Interpublic Group of Cos. Inc.	34,300	944,279
Verizon Communications Inc.	302,330	15,343,248
World Wrestling Entertainment Inc., A	15,680	979,843
		51,923,872
Consumer Discretionary 9.7%
Advance Auto Parts Inc.	5,390	932,955
[a] Amazon.com Inc.	151,119	16,050,349
[a] AutoNation Inc.	8,820	985,723
[a] AutoZone Inc.	2,011	4,321,880
Best Buy Co. Inc.	16,660	1,086,065
Choice Hotels International Inc.	7,840	875,179
D.R. Horton Inc.	24,990	1,654,088
Dick's Sporting Goods Inc.	12,740	960,214
[a] Dollar Tree Inc.	17,640	2,749,194
Genuine Parts Co.	11,270	1,498,910
[a] Grand Canyon Education Inc.	11,760	1,107,674
H&R Block Inc.	32,830	1,159,556
Kohl's Corp.	25,480	909,381
Lennar Corp., A	20,090	1,417,751
Lithia Motors Inc.	3,430	942,598
Lowe's Cos Inc.	55,370	9,671,478
Macy's Inc.	43,610	798,935
[a] Mattel Inc.	41,160	919,103
McDonald's Corp.	58,310	14,395,573
[a] NVR Inc.	240	960,994
[a] O'Reilly Automotive Inc.	6,072	3,836,047
Penske Automotive Group Inc.	8,820	923,366
PulteGroup Inc.	22,540	893,260
Ralph Lauren Corp.	10,290	922,499
Service Corp. International/US	17,150	1,185,408
Tapestry Inc.	29,890	912,243
Tempur Sealy International Inc.	39,200	837,704
[a] Tesla Inc.	19,087	12,853,568
Toll Brothers Inc.	20,580	917,868
[a] Ulta Beauty Inc.	2,436	939,029
Whirlpool Corp.	5,390	834,749
Williams-Sonoma Inc.	7,840	869,848
Yum! Brands Inc.	24,500	2,780,995
		92,104,184
Consumer Staples 7.4%
Altria Group Inc.	187,670	7,838,976
Archer-Daniels-Midland Co.	53,900	4,182,640
Bunge Ltd.	11,760	1,066,514
Costco Wholesale Corp.	32,778	15,709,840
General Mills Inc.	46,550	3,512,198
Kroger Co.	29,400	1,391,502
Philip Morris International Inc.	138,180	13,643,893
The Coca-Cola Co.	257,740	16,214,423
The Hershey Co.	12,250	2,635,710
Tyson Foods Inc.	24,010	2,066,301

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Walgreens Boots Alliance Inc.	56,840	$2,154,236
		70,416,233
Energy 6.7%
APA Corp.	31,850	1,111,565
Chevron Corp.	107,800	15,607,284
ConocoPhillips	120,540	10,825,697
Continental Resources Inc.	15,190	992,667
Coterra Energy Inc., A	63,210	1,630,186
Devon Energy Corp.	54,390	2,997,433
Diamondback Energy Inc.	14,700	1,780,905
EOG Resources Inc.	51,450	5,682,138
Exxon Mobil Corp.	178,850	15,316,714
PDC Energy Inc.	13,230	815,100
Pioneer Natural Resources Co.	21,070	4,700,296
Valero Energy Corp.	17,640	1,874,779
		63,334,764
Financials 5.1%
American Express Co.	46,550	6,452,761
American International Group Inc.	34,300	1,753,759
Assured Guaranty Ltd.	17,640	984,136
Axis Capital Holdings Ltd.	17,640	1,007,068
[a] Berkshire Hathaway Inc., B	45,570	12,441,521
Blackstone Inc.	64,680	5,900,756
Capital One Financial Corp.	33,320	3,471,611
Chubb Ltd.	18,620	3,660,319
[a] Credit Acceptance Corp.	1,746	826,574
First Horizon Corp.	48,020	1,049,717
Loews Corp.	15,680	929,197
New Residential Investment Corp.	91,140	849,425
Old Republic International Corp.	43,120	964,163
Synchrony Financial	44,100	1,218,042
The Progressive Corp.	25,970	3,019,532
The Travelers Cos. Inc.	10,290	1,740,348
Unum Group	31,850	1,083,537
W R Berkley Corp.	14,700	1,003,422
		48,355,888
Health Care 20.4%
AbbVie Inc.	113,190	17,336,180
AmerisourceBergen Corp.	12,250	1,733,130
Amgen Inc.	51,450	12,517,785
Anthem Inc.	22,698	10,953,601
Becton Dickinson and Co.	23,030	5,677,586
Bristol-Myers Squibb Co.	192,080	14,790,160
Cardinal Health Inc.	21,560	1,126,941
[a] Centene Corp.	47,040	3,980,054
Chemed Corp.	2,147	1,007,780
Cigna Corp.	27,930	7,360,114
CVS Health Corp.	105,350	9,761,731
[a] Edwards Lifesciences Corp.	48,510	4,612,816
Eli Lilly & Co.	53,410	17,317,124
HCA Healthcare Inc.	18,620	3,129,277
[a] Henry Schein Inc.	12,740	977,668
[a] Hologic Inc.	13,720	950,796
Johnson & Johnson	75,950	13,481,885
Merck & Co. Inc.	173,460	15,814,348
[a] Molina Healthcare Inc.	4,410	1,233,080
Organon & Co.	27,440	926,100
Pfizer Inc.	333,690	17,495,367
Premier Inc., A	27,440	979,059
Quest Diagnostics Inc.	9,800	1,303,204
[a] Regeneron Pharmaceuticals Inc.	9,777	5,779,478
STERIS PLC	6,860	1,414,189

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] United Therapeutics Corp.	4,410	$1,039,172
UnitedHealth Group Inc.	27,796	14,276,860
[a] Vertex Pharmaceuticals Inc.	23,520	6,627,701
		193,603,186
Industrials 7.5%
Allison Transmission Holdings Inc.	26,460	1,017,387
[a] Avis Budget Group Inc.	5,390	792,761
[a] Builders FirstSource Inc.	17,640	947,268
C.H. Robinson Worldwide Inc.	9,310	943,755
Carlisle Companies Inc.	4,900	1,169,189
Crane Holdings Co.	10,780	943,897
Curtiss-Wright Corp.	6,860	905,932
[a] FTI Consulting Inc.	6,370	1,152,015
General Dynamics Corp.	23,520	5,203,800
Huntington Ingalls Industries Inc.	4,900	1,067,318
Knight-Swift Transportation Holdings Inc.	21,070	975,330
L3Harris Technologies Inc.	16,170	3,908,289
Leidos Holdings Inc.	12,250	1,233,698
Lockheed Martin Corp.	25,677	11,040,083
MSC Industrial Direct Co. Inc., A	12,250	920,098
Northrop Grumman Corp.	15,153	7,251,771
Owens Corning	10,780	801,062
PACCAR Inc.	27,930	2,299,756
Raytheon Technologies Corp.	117,110	11,255,442
Robert Half International Inc.	11,270	844,010
Rollins Inc.	28,910	1,009,537
Ryder System Inc.	12,740	905,304
Schneider National Inc., B	42,630	954,059
United Parcel Service Inc., B	64,680	11,806,687
W.W. Grainger Inc.	3,758	1,707,748
		71,056,196
Information Technology 32.4%
[a] Advanced Micro Devices Inc.	135,240	10,341,803
[a] Alphabet Inc., C	6,934	15,167,778
Amdocs Ltd.	14,210	1,183,835
Amphenol Corp., A	44,100	2,839,158
Apple Inc.	464,030	63,442,182
Applied Materials Inc.	72,030	6,553,289
[a] Arista Networks Inc.	22,050	2,066,967
[a] Arrow Electronics Inc.	8,330	933,710
[a] Aspen Technology Inc.	5,390	990,035
Avnet Inc.	21,070	903,482
Broadcom Inc.	27,464	13,342,286
[a] CACI International Inc., A	3,920	1,104,578
[a] Cadence Design Systems Inc.	11,760	1,764,353
CDK Global Inc.	23,952	1,311,851
[a] Cirrus Logic Inc.	12,740	924,160
Cisco Systems Inc.	324,870	13,852,457
Cognizant Technology Solutions Corp., A	45,570	3,075,519
Corning Inc.	62,720	1,976,307
Dell Technologies Inc., C	25,970	1,200,074
[a] Fortinet Inc.	57,330	3,243,731
Hewlett Packard Enterprise Co.	126,420	1,676,329
HP Inc.	110,250	3,613,995
Intel Corp.	340,550	12,739,975
International Business Machines Corp.	78,890	11,138,479
Jabil Inc.	16,660	853,159
Jack Henry & Associates Inc.	5,390	970,308
Juniper Networks Inc.	33,810	963,585
KLA Corp.	13,230	4,221,428
Lam Research Corp.	11,085	4,723,873
Mastercard Inc., A	37,730	11,903,060

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Micron Technology Inc.	94,080	$5,200,742
Microsoft Corp.	204,820	52,603,921
NetApp Inc.	19,110	1,246,736
NVIDIA Corp.	61,740	9,359,167
[a] ON Semiconductor Corp.	38,220	1,922,848
[a] Palo Alto Networks Inc.	7,727	3,816,674
Paychex Inc.	28,420	3,236,185
QUALCOMM Inc.	101,920	13,019,261
Science Applications International Corp.	11,760	1,094,856
Switch Inc., A	30,380	1,017,730
[a] Synopsys Inc.	6,370	1,934,569
Texas Instruments Inc.	82,810	12,723,757
Western Union Co.	56,840	936,155
		307,134,347
Materials 1.7%
CF Industries Holdings Inc.	19,600	1,680,308
[a] Cleveland-Cliffs Inc.	51,940	798,318
Graphic Packaging Holding Co.	46,060	944,230
Huntsman Corp.	28,420	805,707
Louisiana-Pacific Corp.	15,190	796,108
LyondellBasell Industries NV, A	21,560	1,885,638
Mosaic Co.	31,850	1,504,275
Nucor Corp.	22,540	2,353,401
Packaging Corp. of America	8,820	1,212,750
Reliance Steel & Aluminum Co.	5,880	998,777
Sealed Air Corp.	16,660	961,615
Steel Dynamics Inc.	17,150	1,134,472
United States Steel Corp.	41,160	737,176
		15,812,775
Real Estate 2.3%
American Campus Communities Inc.	16,170	1,042,480
Cousins Properties Inc.	29,890	873,685
EPR Properties	20,090	942,824
Extra Space Storage Inc.	9,800	1,667,176
Gaming and Leisure Properties Inc.	22,050	1,011,213
Kimco Realty Corp.	53,410	1,055,916
Life Storage Inc.	8,820	984,841
Medical Properties Trust Inc.	55,370	845,500
National Retail Properties Inc.	23,030	990,290
Omega Healthcare Investors Inc.	34,790	980,730
Public Storage	14,210	4,443,040
Realty Income Corp.	26,950	1,839,607
Rexford Industrial Realty Inc.	16,170	931,230
SL Green Realty Corp.	16,660	768,859
VICI Properties Inc.	69,090	2,058,191
WP Carey Inc.	17,150	1,421,049
		21,856,631
Utilities 1.1%
Consolidated Edison Inc.	29,400	2,795,940
Exelon Corp.	87,710	3,975,017
National Fuel Gas Co.	14,210	938,571
NiSource Inc.	36,750	1,083,758
NRG Energy Inc.	27,930	1,066,088
OGE Energy Corp.	24,990	963,614
		10,822,988
Total Investments (Cost $991,421,112) 99.8%		946,421,064

Other Assets, less Liabilities 0.2%		2,343,801
Net Assets 100.0%		$948,764,865

[a]Non-income producing.

					FRANKLIN TEMPLETON ETF TRUST
			SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	9	$1,705,275	9/16/22	$(53,119)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 2.7%
Electronic Arts Inc.	3,480	$423,342
Lumen Technologies Inc.	29,550	322,391
Omnicom Group Inc.	6,420	408,376
[a] Playtika Holding Corp.	2,700	35,748
ViacomCBS Inc., B	13,050	322,074
World Wrestling Entertainment Inc., A	1,290	80,612
		1,592,543
Consumer Discretionary 16.1%
Advance Auto Parts Inc.	1,740	301,177
[a] AutoNation Inc.	1,080	120,701
[a] AutoZone Inc.	308	661,929
Bath & Body Works Inc.	6,300	169,596
Best Buy Co. Inc.	6,960	453,722
Brunswick Corp.	1,710	111,800
Carter's Inc.	1,320	93,034
Choice Hotels International Inc.	420	46,885
Columbia Sportswear Co.	930	66,569
D.R. Horton Inc.	4,050	268,069
Dick's Sporting Goods Inc.	1,980	149,233
[a] Dollar Tree Inc.	3,960	617,166
Gap Inc.	2,550	21,012
Garmin Ltd.	4,230	415,597
Genuine Parts Co.	3,960	526,680
H&R Block Inc.	6,240	220,397
Hanesbrands Inc.	11,130	114,528
Hasbro Inc.	3,480	284,942
Kohl's Corp.	1,770	63,171
[a] Leslie's Inc.	3,210	48,728
LKQ Corp.	6,240	306,322
Macy's Inc.	4,350	79,692
[a] Mattel Inc.	8,610	192,261
Newell Brands Inc.	8,670	165,077
Nordstrom Inc.	1,560	32,963
[a] O'Reilly Automotive Inc.	995	628,601
[a] Ollie's Bargain Outlet Holdings Inc.	1,590	93,413
Penske Automotive Group Inc.	900	94,221
Polaris Inc.	1,590	157,855
Pool Corp.	1,250	439,037
PulteGroup Inc.	3,000	118,890
Ralph Lauren Corp.	630	56,480
[a] Skechers USA Inc., A	1,680	59,774
Tapestry Inc.	7,950	242,634
Tempur Sealy International Inc.	5,970	127,579
Thor Industries Inc.	660	49,322
Tractor Supply Co.	3,390	657,151
[a] Ulta Beauty Inc.	660	254,417
VF Corp.	4,380	193,465
[a] Victoria's Secret & Co.	2,520	70,484
Whirlpool Corp.	1,650	255,536
Williams-Sonoma Inc.	2,550	282,922
[a] YETI Holdings Inc.	1,890	81,780
		9,394,812
Consumer Staples 8.2%
Albertsons Cos Inc.	4,740	126,653
[a] BJ's Wholesale Club Holdings Inc.	1,950	121,524
Bunge Ltd.	3,150	285,674
Campbell Soup Co.	5,460	262,353
Casey's General Stores Inc.	780	144,284

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Church & Dwight Co. Inc.	7,050	653,253
Clorox Co.	3,780	532,904
Flowers Foods Inc.	6,690	176,081
Kellogg Co.	7,620	543,611
The Hershey Co.	3,000	645,480
The J.M. Smucker Co.	3,240	414,752
The Kroger Co.	12,000	567,960
Tyson Foods Inc.	3,480	299,489
		4,774,018
Energy 1.4%
Antero Midstream Corp.	8,520	77,106
Chesapeake Energy Corp.	1,650	133,815
Ovintiv Inc.	3,510	155,107
PDC Energy Inc.	1,200	73,932
[a] Range Resources Corp.	3,210	79,447
[a] Southwestern Energy Co.	14,310	89,437
Texas Pacific Land Corp.	126	187,491
		796,335
Financials 9.3%
Affiliated Managers Group Inc.	1,230	143,418
Allstate Corp.	3,810	482,841
Ally Financial Inc.	9,660	323,707
Assured Guaranty Ltd.	840	46,864
Brown & Brown Inc.	6,960	406,046
Cincinnati Financial Corp.	4,950	588,951
CNA Financial Corp.	780	35,022
[a] Credit Acceptance Corp.	247	116,932
Discover Financial Services	5,610	530,594
Erie Indemnity Co., A	660	126,845
Evercore Inc.	1,110	103,907
Everest Re Group Ltd.	480	134,534
FactSet Research Systems Inc.	1,320	507,633
First American Financial Corp.	3,150	166,698
Globe Life Inc.	2,640	257,321
Hanover Insurance Group Inc.	960	140,400
Janus Henderson Group PLC	3,480	81,815
MGIC Investment Corp.	4,350	54,810
Prosperity Bancshares Inc.	2,430	165,896
Regions Financial Corp.	11,730	219,938
Reinsurance Group of America Inc.	870	102,042
SEI Investments Co.	3,720	200,954
Synchrony Financial	14,790	408,500
Unum Group	2,580	87,772
		5,433,440
Health Care 9.8%
[a] ABIOMED Inc.	1,110	274,736
[a] Acadia Healthcare Co. Inc.	1,170	79,127
Chemed Corp.	379	177,899
Encompass Health Corp.	3,480	195,054
[a] Hologic Inc.	5,490	380,457
[a] IDEXX Laboratories Inc.	1,622	568,884
[a] Incyte Corp.	4,410	335,028
[a] Maravai LifeSciences Holdings Inc., A	1,410	40,058
[a] Masimo Corp.	1,320	172,484
[a] Mettler-Toledo International Inc.	493	566,344
[a] Neurocrine Biosciences Inc.	2,400	233,952
Organon & Co.	5,550	187,312
[a] QuidelOrtho Corp.	1,320	128,278
ResMed Inc.	3,120	654,045
Royalty Pharma PLC	8,280	348,091
[a] Tenet Healthcare Corp.	1,410	74,110
[a] United Therapeutics Corp.	1,140	268,630

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Universal Health Services Inc., B	2,100	211,491
Viatris Inc.	15,990	167,415
[a] Waters Corp.	1,950	645,411

		5,708,806
Industrials 17.0%
A O Smith Corp.	3,060	167,321
Allegion PLC	2,700	264,330
Allison Transmission Holdings Inc.	3,060	117,657
[a] Builders FirstSource Inc.	3,690	198,153
C.H. Robinson Worldwide Inc.	3,930	398,384
Carrier Global Corp.	16,170	576,622
Cintas Corp.	1,590	593,913
Curtiss-Wright Corp.	960	126,778
Donaldson Co. Inc.	3,630	174,748
Dover Corp.	4,260	516,823
Esab Corp.	660	28,875
Expeditors International of Washington Inc.	5,130	499,970
Fastenal Co.	11,850	591,552
Fortune Brands Home & Security Inc.	3,120	186,826
Graco Inc.	4,920	292,297
Landstar System Inc.	1,110	161,416
Lennox International Inc.	960	198,326
Lincoln Electric Holdings Inc.	1,740	214,647
ManpowerGroup Inc.	1,620	123,784
Masco Corp.	2,910	147,246
MSC Industrial Direct Co. Inc., A	1,440	108,158
Nordson Corp.	1,530	309,733
Old Dominion Freight Line Inc.	2,460	630,449
Otis Worldwide Corp.	8,550	604,229
Robert Half International Inc.	3,390	253,877
Rollins Inc.	7,800	272,376
Ryder System Inc.	1,170	83,140
Schneider National Inc., B	1,830	40,955
Snap-on Inc.	1,770	348,743
Toro Co.	2,760	209,180
Trane Technologies PLC	4,590	596,103
W.W. Grainger Inc.	1,290	586,215
Watsco Inc.	1,080	257,926
		9,880,752
Information Technology 19.3%
[a] Akamai Technologies Inc.	3,720	339,748
Amdocs Ltd.	3,870	322,410
[a] Arista Networks Inc.	6,210	582,125
[a] Aspen Technology Inc.	900	165,312
Booz Allen Hamilton Holding Corp.	5,010	452,704
[a] Cadence Design Systems Inc.	4,140	621,124
CDK Global Inc.	1,560	85,441
CDW Corp.	3,750	590,850
Citrix Systems Inc.	4,140	402,284
Dolby Laboratories Inc., A	1,590	113,780
[a] F5 Networks Inc.	1,800	275,472
[a] Fair Isaac Corp.	750	300,675
[a] Fortinet Inc.	10,800	611,064
[a] Gartner Inc.	1,530	370,000
Hewlett Packard Enterprise Co.	29,550	391,833
HP Inc.	16,350	535,953
Juniper Networks Inc.	8,910	253,935
[a] Manhattan Associates Inc.	1,710	195,966
Monolithic Power Systems	1,210	464,688
Motorola Solutions Inc.	2,880	603,648
National Instruments Corp.	3,690	115,239
NetApp Inc.	7,680	501,043

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

NortonLifeLock Inc.	12,000	263,520
Paychex Inc.	5,130	584,153
[a] Paycom Software Inc.	1,232	345,108
[a] Synopsys Inc.	1,980	601,326
Teradyne Inc.	4,050	362,677
[a] VeriSign Inc.	2,790	466,851
Vontier Corp.	4,650	106,904
Western Union Co.	13,920	229,262
		11,255,095
Materials 6.4%
Avery Dennison Corp.	2,490	403,056
CF Industries Holdings Inc.	2,820	241,759
Chemours Co.	1,890	60,518
[a] Cleveland-Cliffs Inc.	9,660	148,474
Huntsman Corp.	2,460	69,741
International Paper Co.	8,370	350,117
Louisiana-Pacific Corp.	2,430	127,356
LyondellBasell Industries NV, A	5,460	477,532
Nucor Corp.	4,800	501,168
Packaging Corp. of America	1,140	156,750
Reliance Steel & Aluminum Co.	1,800	305,748
RPM International Inc.	3,330	262,138
Sealed Air Corp.	3,210	185,281
Sonoco Products Co.	2,520	143,741

Steel Dynamics Inc.	4,110	271,876
		3,705,255
Real Estate 3.9%
AvalonBay Communities Inc.	3,060	594,405
Camden Property Trust	2,610	350,993
Extra Space Storage Inc.	3,330	566,500
First Industrial Realty Trust Inc.	3,330	158,108
Healthcare Trust of America Inc., A	5,070	141,504
Highwoods Properties Inc.	3,060	104,621
National Retail Properties Inc.	5,130	220,590
STORE Capital Corp.	6,360	165,869
		2,302,590
Utilities 5.8%
Ameren Corp.	6,660	601,798
American Water Works Co. Inc.	4,200	624,834
Consolidated Edison Inc.	6,390	607,689
FirstEnergy Corp.	13,980	536,692
National Fuel Gas Co.	2,100	138,705
NRG Energy Inc.	5,340	203,828
PPL Corp.	20,310	551,010
UGI Corp.	2,580	99,614
		3,364,170
Total Investments before Short Term Investments (Cost $58,524,269)		58,207,816
Short Term Investments 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds 0.0%†
b, [c] Institutional Fiduciary Trust Portfolio, 0.90%	25,825	25,825

Total Short Term Investments (Cost $25,825)		25,825

Total Investments (Cost $58,550,094) 99.9%		58,233,641
Other Assets, less Liabilities 0.1%		54,690

Net Assets 100.0%		$58,288,331

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 2.9%
[a] AMC Networks Inc., A	711	$20,704
Cogent Communications Holdings Inc.	999	60,699
[a] IDT Corp., B	378	9,507
John Wiley & Sons Inc., A	927	44,274
[a] Liberty Latin America Ltd., A	900	7,020
[a] Liberty Latin America Ltd., C	3,321	25,871
[a] Ooma Inc.	288	3,410
Scholastic Corp.	603	21,690
Sinclair Broadcast Group Inc., A	477	9,731
TEGNA Inc.	5,031	105,500
Telephone and Data Systems Inc.	2,259	35,670
[a] Thryv Holdings Inc.	342	7,657
[a] TrueCar Inc.	2,304	5,967
[a] United States Cellular Corp.	297	8,601
[a] Yelp Inc.	1,782	49,486
		415,787
Consumer Discretionary 18.0%
[a] 1-800-Flowers.com Inc., A	693	6,590
[a] Abercrombie & Fitch Co., A	1,485	25,126
Academy Sports & Outdoors Inc.	1,575	55,975
Acushnet Holdings Corp.	909	37,887
[a] America's Car-Mart Inc.	153	15,392
American Eagle Outfitters Inc.	3,591	40,147
[a] American Public Education Inc.	414	6,690
[a] Asbury Automotive Group Inc.	495	83,823
[b] Big 5 Sporting Goods Corp.	450	5,045
Big Lots Inc.	945	19,817
Bloomin' Brands Inc.	2,376	39,489
Buckle Inc.	927	25,669
Build-A-Bear Workshop Inc.	189	3,103
Caleres Inc.	459	12,044
[b] Camping World Holdings Inc., A	666	14,379
[a] CarParts.com Inc.	909	6,308
Cato Corp., A	306	3,553
[a] Century Casinos Inc.	396	2,851
Cheesecake Factory Inc.	1,296	34,240
[a] Children's Place Inc.	162	6,305
[a] Chuy's Holdings Inc.	243	4,841
[a] Citi Trends Inc.	243	5,747
[a] Container Store Group Inc.	801	4,990
Cracker Barrel Old Country Store Inc.	693	57,859
[a] Destination XL Group Inc.	657	2,227
Dillard's Inc., A	144	31,762
[a] Dorman Products Inc.	549	60,231
[a] Duluth Holdings Inc., B	270	2,576
Ethan Allen Interiors Inc.	693	14,006
Foot Locker Inc.	963	24,316
[a] Fossil Group Inc.	540	2,792
Franchise Group Inc.	540	18,938
[a] Frontdoor Inc.	909	21,889
[a] Funko Inc., A	567	12,655
[a] G-III Apparel Group Ltd.	504	10,196
[a] Genesco Inc.	333	16,620
[a] GoPro Inc., A	2,088	11,547
[a] Green Brick Partners Inc.	549	10,744
Group 1 Automotive Inc.	387	65,713
Guess? Inc.	387	6,598
Haverty Furniture Companies Inc.	477	11,057

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Helen of Troy Ltd.	540	87,701
Hibbett Inc.	378	16,522
Installed Building Products Inc.	495	41,164
Jack in Box Inc.	234	13,118
JOANN Inc.	243	1,883
Johnson Outdoors Inc., A	144	8,807
Kontoor Brands Inc.	1,458	48,653
La-Z-Boy Inc.	1,044	24,753
LCI Industries	567	63,436
[a] LGI Homes Inc.	450	39,105
Lifetime Brands Inc.	297	3,279
[a] Liquidity Services Inc.	540	7,258
[a] LL Flooring Holdings Inc.	612	5,734
[a] Malibu Boats Inc., A	414	21,822
Marine Products Corp.	208	1,978
[a] MarineMax Inc.	468	16,904
[a] MasterCraft Boat Holdings Inc.	315	6,631
MDC Holdings Inc.	657	21,228
[a] Monarch Casino & Resort Inc.	162	9,505
Monro Inc.	702	30,102
Movado Group Inc.	450	13,918
Murphy USA Inc.	585	136,229
[a] National Vision Holdings Inc.	1,701	46,777
[a] ODP Corp.	1,017	30,754
[a] ONE Group Hospitality Inc.	387	2,852
[a] OneWater Marine Inc., A	252	8,329
Oxford Industries Inc.	432	38,336
Papa John's International Inc.	720	60,134
Patrick Industries Inc.	252	13,064
[a] Perdoceo Education Corp.	1,710	20,144
PetMed Express Inc.	486	9,671
[a,b] Portillo's Inc., A	378	6,180
Rent-A-Center Inc.	1,593	30,984
[a] Revolve Group Inc.	801	20,754
Rocky Brands Inc.	144	4,922
[a] Sally Beauty Holdings Inc.	2,781	33,150
Shoe Carnival Inc.	459	9,919
Shutterstock Inc.	585	33,526
Signet Jewelers Ltd.	1,152	61,586
[a] Sleep Number Corp.	549	16,992
Smith & Wesson Brands Inc.	1,233	16,189
Sonic Automotive Inc., A	567	20,769
[a] Sonos Inc.	2,682	48,383
[a] Sportsman's Warehouse Holdings Inc.	1,215	11,652
Standard Motor Products Inc.	549	24,700
Steven Madden Ltd.	1,962	63,196
[a] Stitch Fix Inc., A	1,827	9,025
Strategic Education Inc.	549	38,748
[a] Stride Inc.	927	37,812
Sturm Ruger & Co. Inc.	468	29,788
Superior Group of Companies Inc.	288	5,112
Texas Roadhouse Inc., A	1,944	142,301
[a] The Lovesac Co.	279	7,673
Tile Shop Holdings Inc.	468	1,437
Tilly's Inc., A	486	3,412
[a] Torrid Holdings Inc.	180	778
[a] Tupperware Brands Corp.	1,341	8,502
[a] Turtle Beach Corp.	297	3,632
[a] Universal Technical Institute Inc.	405	2,888
[a] Vista Outdoor Inc.	1,251	34,903
Weber Inc., A	360	2,596
Weyco Group Inc.	81	1,980
Wingstop Inc.	702	52,489
Winmark Corp.	81	15,841

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Wolverine World Wide Inc.	1,773	35,744
[a] XPEL Inc.	414	19,015
[a] Zumiez Inc.	423	10,998
		2,559,104
Consumer Staples 7.3%
Alico Inc.	72	2,565
[b] B&G Foods Inc., A	1,395	33,173
[a] BellRing Brands Inc.	1,557	38,754
[a] Central Garden & Pet Co.	225	9,544
[a] Central Garden & Pet Co., A	945	37,809
Coca-Cola Consolidated Inc.	126	71,051
Edgewell Personal Care Co.	855	29,515
[a] elf Beauty Inc.	531	16,291
Energizer Holdings Inc.	1,161	32,914
Ingles Markets Inc., A	405	35,134
Inter Parfums Inc.	441	32,219
John B Sanfilippo & Son Inc.	225	16,310
Lancaster Colony Corp.	459	59,110
Medifast Inc.	333	60,110
National Beverage Corp.	639	31,273
Natural Grocers by Vitamin Cottage Inc.	248	3,956
Nu Skin Enterprises Inc., A	1,260	54,558
PriceSmart Inc.	549	39,325
Sanderson Farms Inc.	270	58,193
SpartanNash Co.	1,017	30,683
[a] Sprouts Farmers Market Inc.	2,457	62,211
Tootsie Roll Industries Inc.	351	12,408
[a] United Natural Foods Inc.	1,089	42,907
Universal Corp.	630	38,115
[a] USANA Health Sciences Inc.	288	20,840
Vector Group Ltd.	3,699	38,839
Village Super Market Inc., A	243	5,543
WD-40 Co.	405	81,551

Weis Markets Inc.	459	34,214
		1,029,115
Energy 2.0%
Arch Resources Inc.	189	27,044
Brigham Minerals Inc., A	567	13,965
California Resources Corp.	927	35,689
[a] CONSOL Energy Inc.	801	39,553
[a] Laredo Petroleum Inc.	189	13,030
Magnolia Oil & Gas Corp., A	1,980	41,560
Oasis Petroleum Inc.	225	27,371
[a] Peabody Energy Corp.	1,296	27,644
SFL Corp. Ltd.	2,034	19,303
[a] SilverBow Resources Inc.	144	4,084
Sitio Royalties Corp.	144	3,338
VAALCO Energy Inc.	675	4,685
Whiting Petroleum Corp.	432	29,389
		286,655
Financials 10.5%
1st Source Corp.	369	16,753
A-Mark Precious Metals Inc.	342	11,030
Arrow Financial Corp.	315	10,020
Associated Banc-Corp	3,168	57,848
Banco Latinoamericano de Comercio Exterior SA, E	738	9,793
Blackstone Mortgage Trust Inc., A	3,366	93,137
Brookline Bancorp Inc.	1,395	18,567
Citizens & Northern Corp.	297	7,178
City Holding Co.	279	22,287
Community Trust Bancorp Inc.	324	13,103
Compass Diversified Holdings	657	14,073

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Consumer Portfolio Services Inc.	153	1,568
CVB Financial Corp.	1,998	49,570
Donegal Group Inc., A	405	6,905
[a] Donnelley Financial Solutions Inc.	603	17,662
Dynex Capital Inc.	414	6,591
Enact Holdings Inc.	432	9,279
Enterprise Bancorp Inc.	180	5,794
Essent Group Ltd.	2,385	92,777
[a] EZCORP Inc., A	1,080	8,111
Farmers National Banc Corp.	603	9,045
Financial Institutions Inc.	306	7,962
First Business Financial Services Inc.	90	2,807
First Community Bankshares Inc.	297	8,735
First Merchants Corp.	1,008	35,905
First of Long Island Corp.	477	8,362
GCM Grosvenor Inc., A	504	3,452
[a] Genworth Financial Inc., A	11,241	39,681
German American Bancorp Inc.	567	19,380
Guaranty Bancshares Inc.	162	5,873
Hanmi Financial Corp.	594	13,329
Hingham Institution For Savings	27	7,662
Hope Bancorp Inc.	2,304	31,887
Houlihan Lokey Inc.	1,224	96,610
Invesco Mortgage Capital Inc.	576	8,456
Investors Title Co.	27	4,236
Jackson Financial Inc., A	855	22,871
Kinsale Capital Group Inc.	441	101,271
Lakeland Bancorp Inc.	1,143	16,711
Macatawa Bank Corp.	279	2,466
Manning & Napier Inc.	162	2,020
Mercury General Corp.	315	13,955
[a] Mr Cooper Group Inc.	783	28,767
National Western Life Group Inc., A	63	12,770
Navient Corp.	1,395	19,516
NBT Bancorp Inc.	981	36,876
[a] NerdWallet Inc., A	333	2,641
Nexpoint Real Estate Finance Inc.	81	1,642
Northfield Bancorp Inc.	1,207	15,727
Northwest Bancshares Inc.	2,763	35,366
OceanFirst Financial Corp.	738	14,118
Parke Bancorp Inc.	117	2,452
Peoples Bancorp Inc.	638	16,971
Peoples Financial Services Corp.	90	5,026
RLI Corp.	873	101,783
Safety Insurance Group Inc.	306	29,713
Silvercrest Asset Management Group Inc., A	108	1,772
Southern Missouri Bancorp Inc.	189	8,554
Stewart Information Services Corp.	558	27,761
Tompkins Financial Corp.	342	24,658
TPG RE Finance Trust Inc.	1,440	12,974
TriCo Bancshares	351	16,020
TrustCo Bank Corp.	432	13,323
UMB Financial Corp.	792	68,191
Victory Capital Holdings Inc., A	234	5,639
West BanCorp Inc.	387	9,420
Westamerica BanCorp	567	31,559
[a] World Acceptance Corp.	90	10,102
		1,488,063
Health Care 9.6%
[a] Alkermes PLC	1,926	57,375
[a] AMN Healthcare Services Inc.	1,188	130,335
[a] AtriCure Inc.	981	40,084
Atrion Corp.	31	19,495

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Bioventus Inc., A	513	3,499
[a] Cano Health Inc.	2,079	9,106
[a] Cardiovascular Systems Inc.	882	12,665
[a] Catalyst Pharmaceuticals Inc.	2,340	16,403
[a] Community Health Systems Inc.	3,096	11,610
[a] Computer Programs and Systems Inc.	270	8,632
CONMED Corp.	639	61,191
[a] Convey Health Solutions Holdings Inc.	198	2,059
[a] Corcept Therapeutics Inc.	2,286	54,361
[a] CorVel Corp.	198	29,159
[a] Cross Country Healthcare Inc.	900	18,747
[a] Eagle Pharmaceuticals Inc.	266	11,818
[a] Embecta Corp.	801	20,281
[a] Emergent BioSolutions Inc.	972	30,171
[a] Enanta Pharmaceuticals Inc.	414	19,570
[a] Figs Inc., A	1,683	15,332
[a] Fulgent Genetics Inc.	423	23,066
[a] Hanger Inc.	1,062	15,208
[a] Inari Medical Inc.	738	50,177
[a] Innoviva Inc.	1,476	21,786
[a] Intercept Pharmaceuticals Inc.	306	4,226
iRadimed Corp.	162	5,498
[a] Ironwood Pharmaceuticals Inc.	3,312	38,187
[a] Joint Corp.	333	5,098
LeMaitre Vascular Inc.	414	18,858
[a] LHC Group Inc.	630	98,116
[a] MEDNAX Inc.	2,025	42,545
[a] Meridian Bioscience Inc.	1,098	33,401
[a] Merit Medical Systems Inc.	1,125	61,054
[a] MiMedx Group Inc.	1,746	6,059
National HealthCare Corp.	324	22,648
National Research Corp., A	342	13,092
[a] Natus Medical Inc.	387	12,682
[a] Neogen Corp.	2,430	58,539
[a] NextGen Healthcare Inc.	621	10,830
[a] Organogenesis Holdings Inc.	1,143	5,578
[a] Orthofix Medical Inc.	396	9,322
Patterson Companies Inc.	2,124	64,357
Phibro Animal Health Corp., A	594	11,363
[a] Prestige Consumer Healthcare Inc.	1,161	68,267
SIGA Technologies Inc.	1,089	12,611
Simulations Plus Inc.	324	15,983
[a] Surmodics Inc.	281	10,462
[a] Tactile Systems Technology Inc.	486	3,548
[a] Treace Medical Concepts Inc.	486	6,969
[a] Vanda Pharmaceuticals Inc.	720	7,848
[a] Vir Biotechnology Inc.	873	22,235
Zynex Inc.	486	3,878
		1,355,384
Industrials 20.8%
ABM Industries Inc.	1,395	60,571
ACCO Brands Corp.	2,124	13,870
[a] Air Transport Services Group Inc.	1,224	35,166
Alamo Group Inc.	198	23,053
Allied Motion Technologies Inc.	306	6,989
Applied Industrial Technologies Inc.	963	92,612
[a] Atkore Inc.	765	63,503
[a] Atlas Air Worldwide Holdings Inc.	585	36,100
[a] Atlas Technical Consultants Inc.	252	1,326
Barrett Business Services Inc.	81	5,902
[a] BlueLinx Holdings Inc.	180	12,026
Boise Cascade Co.	945	56,218
Brady Corp., A	1,323	62,498

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Brink's Co.	576	34,969
[a] Casella Waste Systems Inc., A	990	71,953
[a] Cimpress PLC	387	15,054
Comfort Systems USA Inc.	693	57,623
CompX International Inc.	40	928
Costamare Inc.	1,242	15,028
Covenant Logistics Group Inc.	327	8,204
CRA International Inc.	153	13,666
CSW Industrials Inc.	288	29,673
[a] Daseke Inc.	657	4,198
Deluxe Corp.	1,098	23,794
[a] Distribution Solutions Group Inc.	117	6,013
[a] DXP Enterprises Inc.	315	9,648
Eagle Bulk Shipping Inc.	180	9,338
Encore Wire Corp.	243	25,253
Ennis Inc.	630	12,745
Exponent Inc.	1,287	117,722
Forward Air Corp.	648	59,590
[a] Franklin Covey Co.	288	13,300
Franklin Electric Co. Inc.	1,053	77,143
Genco Shipping & Trading Ltd.	450	8,694
Global Industrial Co.	342	11,549
[a] GMS Inc.	963	42,853
Gorman-Rupp Co.	252	7,132
Griffon Corp.	855	23,966
H&E Equipment Services Inc.	684	19,815
Healthcare Services Group Inc.	1,710	29,771
Heartland Express Inc.	1,107	15,398
Heidrick & Struggles International Inc.	603	19,513
[a] Heritage-Crystal Clean Inc.	459	12,375
Hillenbrand Inc.	1,512	61,932
HNI Corp.	1,143	39,651
[a] Hudson Technologies Inc.	504	3,785
[a] IBEX Holdings Ltd.	108	1,822
ICF International Inc.	441	41,895
Insperity Inc.	828	82,659
Interface Inc.	1,206	15,123
Kadant Inc.	261	47,593
[a] Karat Packaging Inc.	99	1,689
Kelly Services Inc., A	846	16,776
Kforce Inc.	612	37,540
Kimball International Inc., B	864	6,627
Korn Ferry	1,548	89,815
[a] LegalZoom.com Inc.	1,287	14,144
Luxfer Holdings PLC	612	9,253
Marten Transport Ltd.	1,332	22,404
Matson Inc.	891	64,936
Matthews International Corp., A	522	14,966
McGrath RentCorp	540	41,040
Miller Industries Inc.	216	4,897
MillerKnoll Inc.	1,791	47,050
Mueller Industries Inc.	972	51,798
Mueller Water Products Inc., A	2,907	34,099
National Presto Industries Inc.	117	7,680
NL Industries Inc.	207	2,043
[a] NV5 Global Inc.	261	30,469
Omega Flex Inc.	90	9,686
[a] PAM Transportation Services Inc.	162	4,437
Pitney Bowes Inc.	1,935	7,005
Preformed Line Products Co.	72	4,428
[a] Radiant Logistics Inc.	909	6,745
Rush Enterprises Inc., A	837	40,343
Rush Enterprises Inc., B	162	8,037
Safe Bulkers Inc.	765	2,922

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Saia Inc.	648	121,824
Simpson Manufacturing Co. Inc.	1,053	105,942
Standex International Corp.	252	21,365
Steelcase Inc., A	2,043	21,921
Tennant Co.	459	27,196
[a] Titan Machinery Inc.	378	8,471
[a] Transcat Inc.	153	8,692
Triton International Ltd.	1,395	73,447
[a] TrueBlue Inc.	612	10,955
UFP Industries Inc.	1,359	92,602
UniFirst Corp.	306	52,687
Universal Logistics Holdings Inc.	198	5,407
[a] Vectrus Inc.	234	7,830
[a] Veritiv Corp.	306	33,216
Watts Water Technologies Inc., A	711	87,339
Werner Enterprises Inc.	1,917	73,881

Zurn Water Solutions Corp.	1,836	50,013
		2,944,819
Information Technology 11.4%
A10 Networks Inc.	1,809	26,013
ADTRAN Inc.	864	15,146
American Software Inc., A	711	11,490
[a] Appfolio Inc., A	396	35,893
[a] Aviat Networks Inc.	216	5,409
[a] Avid Technology Inc.	819	21,253
Badger Meter Inc.	675	54,601
[a] BigCommerce Holdings Inc., Series 1	999	16,184
[a] Blackbaud Inc.	882	51,218
[a] Brightcove Inc.	747	4,721
[a] Calix Inc.	1,179	40,251
[a] Cambium Networks Corp.	243	3,560
[a] ChannelAdvisor Corp.	720	10,498
[a] Clearfield Inc.	243	15,054
[a] CommVault Systems Inc.	1,107	69,630
[a] Consensus Cloud Solutions Inc.	405	17,690
CSG Systems International Inc.	828	49,415
[a] CyberOptics Corp.	81	2,830
[a] eGain Corp.	414	4,036
[a] Enfusion Inc., A	315	3,216
[a] Envestnet Inc.	990	52,242
[a] ePlus Inc.	585	31,075
EVERTEC Inc.	1,242	45,805
[a] ExlService Holdings Inc.	513	75,580
[a] Extreme Networks Inc.	2,151	19,187
[a] FARO Technologies Inc.	315	9,711
Hackett Group Inc.	648	12,293
Information Services Group Inc.	387	2,616
[a] Insight Enterprises Inc.	711	61,345
[a] International Money Express Inc.	792	16,212
Kulicke & Soffa Industries Inc.	1,395	59,720
ManTech International Corp., A	702	67,006
Methode Electronics Inc.	792	29,336
[a] Napco Security Technologies Inc.	657	13,528
[a] NETGEAR Inc.	504	9,334
[a] NetScout Systems Inc.	1,323	44,784
[a] Novanta Inc.	855	103,686
[a] OneSpan Inc.	729	8,675
[a] OSI Systems Inc.	351	29,989
PC Connection Inc.	234	10,308
Power Integrations Inc.	1,386	103,964
Progress Software Corp.	1,089	49,332
[a] Qualys Inc.	999	126,014
[a] Remitly Global Inc.	1,062	8,135

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Rimini Street Inc.	1,170	7,032
[a] SPS Commerce Inc.	900	101,745
[a] Squarespace Inc., A	405	8,473
Vishay Intertechnology Inc.	2,826	50,359
[a] Vishay Precision Group Inc.	126	3,670

[a] WM Technology Inc.	810	2,665
		1,621,929
Materials 3.6%
Balchem Corp.	612	79,401
Commercial Metals Co.	2,331	77,156
Compass Minerals International Inc.	630	22,296
Greif Inc., A	666	41,545
Greif Inc., B	144	8,970
Innospec Inc.	279	26,725
Kronos Worldwide Inc.	477	8,777
Myers Industries Inc.	864	19,639
Olympic Steel Inc.	180	4,635
Ramaco Resources Inc.	261	3,432
Ryerson Holding Corp.	306	6,515
Schnitzer Steel Industries Inc., A	477	15,665
Schweitzer-Mauduit International Inc.	693	17,408
Sensient Technologies Corp.	945	76,129
Stepan Co.	432	43,783
SunCoke Energy Inc.	1,584	10,787
Tredegar Corp.	558	5,580
Valhi Inc.	27	1,224
Warrior Met Coal Inc.	621	19,009
Worthington Industries Inc.	612	26,989
		515,665
Professional Services 0.1%
Resources Connection Inc.	936	19,066
Real Estate 5.5%
American Assets Trust Inc.	1,008	29,938
Brandywine Realty Trust	3,357	32,361
Broadstone Net Lease Inc.	3,231	66,268
CareTrust REIT Inc.	1,989	36,677
Cedar Realty Trust Inc.	117	3,368
City Office REIT Inc.	522	6,760
Community Healthcare Trust Inc.	459	16,620
Corporate Office Properties Trust	2,331	61,049
Douglas Elliman Inc.	1,719	8,234
Four Corners Property Trust Inc.	909	24,170
Franklin Street Properties Corp.	2,313	9,645
[a] GEO Group Inc.	2,358	15,563
LTC Properties Inc.	468	17,967
LXP Industrial Trust	6,642	71,335
Marcus & Millichap Inc.	549	20,308
Necessity Retail REIT Inc.	2,358	17,166
Physicians Realty Trust	4,851	84,650
PotlatchDeltic Corp.	1,305	57,668
PS Business Parks Inc.	477	89,271
RE/MAX Holdings Inc., A	522	12,799
RMR Group Inc., A	351	9,951
Tanger Factory Outlet Centers Inc.	2,223	31,611
Urstadt Biddle Properties Inc., A	369	5,978
Washington Real Estate Investment Trust	1,701	36,248

Whitestone REIT	1,152	12,384
		777,989
Utilities 8.2%
American States Water Co.	945	77,027
Artesian Resources Corp., A	198	9,736

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Avista Corp.	1,836	79,884
Black Hills Corp.	1,494	108,718
Brookfield Infrastructure Corp., A	1,071	45,517
California Water Service Group	1,341	74,493
Clearway Energy Inc., A	747	23,882
Clearway Energy Inc., C	1,692	58,949
Global Water Resources Inc.	278	3,672
MGE Energy Inc.	891	69,347
Northwest Natural Holding Co.	693	36,798
NorthWestern Corp.	1,215	71,600
ONE Gas Inc.	612	49,688
Otter Tail Corp.	819	54,979
PNM Resources Inc.	2,079	99,335
SJW Group	612	38,195
South Jersey Industries Inc.	1,341	45,782
Southwest Gas Holdings Inc.	1,638	142,637
Spire Inc.	576	42,837
Unitil Corp.	369	21,668
Via Renewables Inc.	216	1,655
York Water Co.	297	12,008
		1,168,407
Total Investments before Short Term Investments (Cost $14,865,386)		14,181,983
Short Term Investments 0.4%
Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds 0.4%
[c,d] Institutional Fiduciary Trust Portfolio, 0.90%	52,350	52,350

Total Short Term Investments (Cost $52,350)		52,350

Total Investments (Cost $14,917,736) 100.3%		14,234,333

Other Assets, less Liabilities (0.3)%		(46,249)
Net Assets 100.0%		$14,188,084

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2022.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust
RMR	-	Residential Mortgage Revenue

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 94.9%
Air Freight & Logistics 1.3%
United Parcel Service Inc., B	United States	835	$152,421
Commercial Services & Supplies 2.7%
[a] Copart Inc.	United States	2,813	305,661
Containers & Packaging 2.4%
Packaging Corp. of America	United States	2,002	275,275
Entertainment 1.0%
[a] Sea Ltd., ADR	Taiwan	1,706	114,063
Equity Real Estate Investment Trusts (REITs) 3.9%
Prologis Inc.	United States	3,820	449,423
Food & Staples Retailing 6.9%
Costco Wholesale Corp.	United States	1,340	642,235
Walmart Inc.	United States	1,309	159,148
			801,383
Food Products 0.7%
[a] Freshpet Inc.	United States	1,615	83,802
Hotels, Restaurants & Leisure 7.8%
[a] Airbnb Inc.	United States	4,024	358,458
[a] Booking Holdings Inc.	United States	238	416,260
Dominos Pizza Inc.	United States	117	45,596
[a] Expedia Group Inc.	United States	867	82,217
			902,531
Household Durables 0.9%
Sony Group Corp., Sponsored ADR	Japan	919	75,147
[a] The Lovesac Co.	United States	960	26,400
			101,547
Interactive Media & Services 4.4%
[a] Adevinta ASA	France	4,471	32,198
[a] IAC/InterActiveCorp	United States	2,050	155,739
[a,b] Trustpilot Group PLC, 144A	United Kingdom	4,781	5,888
[a] ZoomInfo Technologies Inc., A	United States	9,455	314,284
			508,109
Internet & Direct Marketing Retail 18.0%
[a] Amazon.com Inc.	United States	10,631	1,129,118
[a,b] Delivery Hero SE, 144A	Germany	529	19,782
[a] DoorDash Inc., A	United States	871	55,892
eBay Inc.	United States	3,410	142,095
[a] Etsy Inc.	United States	3,127	228,928
[a] Fiverr International Ltd.	United States	1,297	44,604
[a] Global-e Online Ltd.	Israel	1,048	21,138
[a] Liquidity Services Inc.	United States	7,403	99,496
[a] MercadoLibre Inc.	Argentina	212	135,016
[a] Revolve Group Inc.	United States	4,492	116,388
[a,b] Zalando SE, 144A	Germany	729	19,023
Zozo Inc.	Japan	3,646	65,618
			2,077,098
IT Services 18.4%
[a] Adyen NV, ADR	Netherlands	37,659	550,198
[a] Dlocal Ltd.	Uruguay	5,029	132,011
Jack Henry & Associates Inc.	United States	1,106	199,102
Mastercard Inc., A	United States	1,464	461,863
[a] Shift4 Payments Inc., A	United States	561	18,547
[a] Shopify Inc., A	Canada	11,660	364,258
[a] Toast Inc., A	United States	2,095	27,109
[a] Twilio Inc., A	United States	343	28,747

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Visa Inc., A	United States	1,767	347,905
			2,129,740
Multiline Retail 0.4%
Target Corp.	United States	309	43,640
Professional Services 1.3%
[a] CoStar Group Inc.	United States	976	58,960
TransUnion	United States	1,176	94,068
			153,028
Road & Rail 1.8%
Old Dominion Freight Line Inc.	United States	394	100,974
[a] XPO Logistics Inc.	United States	2,263	108,986
			209,960
Software 9.5%
[a] Avalara Inc.	United States	3,730	263,338
[a] Bill.com Holdings Inc.	United States	1,364	149,958
[a] Crowdstrike Holdings Inc., A	United States	775	130,634
[a] Descartes Systems Group Inc.	Canada	2,945	182,767
[a] Lightspeed Commerce Inc.	Canada	2,396	53,309
[a] Manhattan Associates Inc.	United States	1,573	180,266
[a] Sprout Social Inc., A	United States	2,320	134,722
[a] Unity Software Inc.	United States	148	5,449
			1,100,443
Specialty Retail 4.6%
[a] Petco Health & Wellness Co. Inc.	United States	8,674	127,855
Tractor Supply Co.	United States	1,815	351,838
[a] Warby Parker Inc., A	United States	4,085	45,997
			525,690
Textiles, Apparel & Luxury Goods 1.6%
NIKE Inc., B	United States	1,388	141,854
[a] On Holding AG, A	Switzerland	2,602	46,029
			187,883
Trading Companies & Distributors 7.3%
Fastenal Co.	United States	8,800	439,296
W.W. Grainger Inc.	United States	889	403,988
			843,284
Total Investments (Cost $16,849,861) 94.9%			10,964,981

Other Assets, less Liabilities 5.1%			585,109
Net Assets 100.0%			$11,550,090

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the aggregate value of these securities was $44,693, representing 0.4% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 94.9%
Biotechnology 16.2%
[a] Avid Bioservices Inc.	United States	9,123	$139,217
[a] Beam Therapeutics Inc.	United States	833	32,246
BioNTech SE, ADR	Germany	1,603	239,007
[a] Dynavax Technologies Corp.	United States	5,827	73,362
[a] Editas Medicine Inc.	United States	921	10,896
[a] Intellia Therapeutics Inc.	United States	6,637	343,531
[a] Krystal Biotech Inc.	United States	1,538	100,985
[a] Ligand Pharmaceuticals Inc.	United States	683	60,937
[a] Moderna Inc.	United States	1,112	158,849
[a] PTC Therapeutics Inc.	United States	792	31,728
[a] Regeneron Pharmaceuticals Inc.	United States	564	333,397
[a] Taysha Gene Therapies Inc.	United States	176	655
[a] Veracyte Inc.	United States	801	15,940
[a] Vertex Pharmaceuticals Inc.	United States	998	281,226
			1,821,976
Chemicals 3.2%
Corteva Inc.	United States	5,021	271,837
FMC Corp.	United States	786	84,110
			355,947
Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities Inc.	United States	1,407	204,057
Health Care Providers & Services 1.3%
[a] Fulgent Genetics Inc.	United States	1,002	54,639
Laboratory Corp. of America Holdings	United States	241	56,481
UnitedHealth Group Inc.	United States	63	32,359
			143,479
Health Care Technology 0.5%
[a] Doximity Inc., A	United States	570	19,847
[a] Veeva Systems Inc.	United States	185	36,638
			56,485
Life Sciences Tools & Services 55.1%
Agilent Technologies Inc.	United States	3,444	409,044
[a] Avantor Inc.	United States	12,523	389,465
[a] Bio-Rad Laboratories Inc., A	United States	728	360,360
Bio-Techne Corp.	United States	365	126,524
Bruker Corp.	United States	7,211	452,562
[a] Charles River Laboratories International Inc.	United States	1,316	281,585
Danaher Corp.	United States	1,822	461,913
[a] Evotec SE	Germany	5,286	127,104
[a] ICON PLC	Ireland	1,340	290,378
[a] Illumina Inc.	United States	503	92,733
[a] IQVIA Holdings Inc.	United States	1,418	307,692
Lonza Group AG	Switzerland	585	311,030
[a] Maravai LifeSciences Holdings Inc., A	United States	915	25,995
[a] Medpace Holdings Inc.	United States	2,418	361,902
[a] Olink Holding AB, ADR	Sweden	560	8,512
[a] Oxford Nanopore Technologies PLC	United Kingdom	10,227	34,342
PerkinElmer Inc.	United States	1,402	199,392
[a] QIAGEN NV	Netherlands	3,450	162,840
[a] Repligen Corp.	United States	3,927	637,745
[a,b] Samsung Biologics Co. Ltd., 144A	South Korea	658	400,354
Thermo Fisher Scientific Inc.	United States	1,388	754,073
			6,195,545
Pharmaceuticals 14.5%
AstraZeneca PLC, ADR	United Kingdom	7,797	515,148
Bristol-Myers Squibb Co.	United States	4,825	371,525

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Catalent Inc.	United States	4,629	$496,645
Eli Lilly & Co.	United States	125	40,529
GSK PLC, ADR	United States	4,599	200,194
			1,624,041
Semiconductors & Semiconductor Equipment 2.3%
Brooks Automation Inc.	United States	1,729	124,661
NVIDIA Corp.	United States	861	130,519
			255,180
Preferred Stocks 2.3%
Health Care Equipment & Supplies 2.3%
[c] Sartorius AG, 0.378%, pfd.	Germany	762	265,597
Total Investments (Cost $15,040,795) 97.2%			10,922,307
Other Assets, less Liabilities 2.8%			310,733
Net Assets 100.0%			$11,233,040

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2022, the value of this security was $400,354, representing
3.6% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 95.6%
Aerospace & Defense 1.6%
[a] Axon Enterprise Inc.	United States	1,186	$110,500
Auto Components 0.5%
[a] Aptiv PLC	United States	414	36,875
Automobiles 7.6%
[a] Tesla Inc.	United States	780	525,267
Construction & Engineering 1.9%
Quanta Services Inc.	United States	456	57,155
Valmont Industries Inc.	United States	321	72,106
Total Construction & Engineering (Cost $137,141)			129,261
Electrical Equipment 0.7%
Eaton Corp. PLC	United States	321	40,443
[a] Sunrun Inc.	United States	226	5,279
			45,722
Electronic Equipment, Instruments & Components 9.3%
Amphenol Corp., A	United States	2,650	170,607
Cognex Corp.	United States	240	10,205
Keyence Corp.	Japan	352	120,171
[a] Keysight Technologies Inc.	United States	591	81,469
Samsung SDI Co. Ltd.	South Korea	336	137,671
TE Connectivity Ltd.	United States	335	37,905
[a] Zebra Technologies Corp., A	United States	277	81,424
			639,452
Energy Equipment & Services 0.5%
Baker Hughes Co.	United States	1,276	36,838
Health Care Equipment & Supplies 11.6%
[a] DexCom Inc.	United States	2,136	159,196
[a] IDEXX Laboratories Inc.	United States	312	109,428
[a] Insulet Corp.	United States	460	100,253
[a] Intuitive Surgical Inc.	United States	1,748	350,841
ResMed Inc.	United States	186	38,991
Stryker Corp.	United States	183	36,404
			795,113
Health Care Technology 1.3%
[a] Inspire Medical Systems Inc.	United States	495	90,422
Household Durables 0.5%
Panasonic Holdings Corp.	Japan	4,246	34,270
Industrial Conglomerates 2.2%
Honeywell International Inc.	United States	221	38,412
Roper Technologies Inc.	United States	200	78,930
Siemens AG	Germany	301	30,552
			147,894
Machinery 0.3%
AGCO Corp.	United States	227	22,405
Semiconductors & Semiconductor Equipment 32.5%
[a] Advanced Micro Devices Inc.	United States	852	65,152
Analog Devices Inc.	United States	580	84,732
Applied Materials Inc.	United States	1,501	136,561
ASM International NV	Netherlands	254	63,359
ASML Holding NV	Netherlands	526	250,313
Brooks Automation Inc.	United States	945	68,135
[a] Enphase Energy Inc.	United States	907	177,083
Entegris Inc.	United States	1,578	145,381
Infineon Technologies AG	Germany	2,328	56,197
KLA Corp.	United States	352	112,316

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

Lam Research Corp.	United States	173	$73,724
Marvell Technology Inc.	United States	1,216	52,932
Microchip Technology Inc.	United States	611	35,487
NVIDIA Corp.	United States	2,351	356,388
NXP Semiconductors NV	China	228	33,751
[a] SiTime Corp.	United States	464	75,646
[a] SolarEdge Technologies Inc.	United States	285	77,999
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	2,640	215,820
Teradyne Inc.	United States	882	78,983
Texas Instruments Inc.	United States	496	76,210
			2,236,169
Software 18.3%
[a] Altair Engineering Inc.	United States	1,351	70,927
[a] ANSYS Inc.	United States	282	67,480
[a] Asana Inc., A	United States	932	16,385
[a] Atlassian Corp. PLC	United States	308	57,719
[a] Autodesk Inc.	United States	238	40,926
Bentley Systems Inc., B	United States	235	7,826
[a] Cadence Design Systems Inc.	United States	1,280	192,038
Constellation Software Inc.	Canada	56	82,956
Dassault Systemes SE	France	3,737	137,189
[a] PTC Inc.	United States	502	53,383
[a] Synopsys Inc.	United States	984	298,841
[a] The Descartes Systems Group Inc.	Canada	3,684	228,445
			1,254,115
Technology Hardware, Storage & Peripherals 6.8%
Apple Inc.	United States	3,407	465,805
Total Investments (Cost $7,573,787) 95.6%			6,570,108

Other Assets, less Liabilities 4.4%			304,564
Net Assets 100.0%			$6,874,672

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 97.4%
Capital Markets 5.6%
FactSet Research Systems Inc.	United States	75	$28,843
Moody's Corp.	United States	50	13,598
MSCI Inc.	United States	98	40,391
S&P Global Inc.	United States	164	55,278
			138,110
Communications Equipment 2.0%
[a] Arista Networks Inc.	United States	516	48,370
Electronic Equipment, Instruments & Components 2.3%
[a] Keysight Technologies Inc.	United States	416	57,345
Equity Real Estate Investment Trusts (REITs) 10.1%
Crown Castle International Corp.	United States	529	89,073
Equinix Inc.	United States	112	73,586
SBA Communications Corp.	United States	267	85,454
			248,113
Health Care Equipment & Supplies 1.0%
[a] DexCom Inc.	United States	316	23,551
Health Care Technology 0.3%
[a] Certara Inc.	United States	391	8,391
Interactive Media & Services 9.6%
[a] Alphabet Inc., A	United States	82	178,699
[a] ZoomInfo Technologies Inc., A	United States	1,733	57,605
			236,304
IT Services 17.3%
Accenture PLC, A	United States	106	29,431
[a] Cloudflare Inc., A	United States	1,222	53,463
[a] Endava PLC, ADR	United Kingdom	94	8,297
[a] Gartner Inc.	United States	225	54,412
[a] Globant SA	United States	67	11,658
[a] MongoDB Inc.	United States	364	94,458
[a] Okta Inc.	United States	178	16,091
[a] Perficient Inc.	United States	302	27,690
[a] Snowflake Inc., A	United States	601	83,575
[a] Thoughtworks Holding Inc.	United States	699	9,863
[a] Twilio Inc., A	United States	426	35,703
			424,641
Professional Services 1.1%
TransUnion	United States	333	26,637
Software 45.2%
[a] Asana Inc., A	United States	944	16,596
[a] Confluent Inc., A	United States	2,542	59,076
[a] Crowdstrike Holdings Inc., A	United States	561	94,562
[a] Datadog Inc., A	United States	1,303	124,098
[a] Fair Isaac Corp.	United States	135	54,121
[a] Fortinet Inc.	United States	2,255	127,588
[a] Gitlab Inc., A	United States	1,161	61,696
[a] HubSpot Inc.	United States	68	20,444
Microsoft Corp.	United States	553	142,027
[a] Monday.com Ltd.	United States	110	11,348
[a] Palo Alto Networks Inc.	United States	208	102,740
[a] Qualtrics International Inc., A	United States	595	7,443
[a] Salesforce Inc.	United States	135	22,280
[a] SentinelOne Inc., A	United States	696	16,238
[a] ServiceNow Inc.	United States	119	56,587
[a] Sprinklr Inc., A	United States	412	4,165
[a] Sprout Social Inc., A	United States	215	12,485

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2022 (unaudited) (continued)

[a] Tenable Holdings Inc.	United States	337	15,303
[a] The Trade Desk Inc., A	United States	541	22,662
Trend Micro Inc.	Japan	705	34,354
[a] Varonis Systems Inc.	United States	648	18,999
[a] Zscaler Inc.	United States	578	86,417
			1,111,229
Wireless Telecommunication Services 2.9%
[a] T-Mobile US Inc.	United States	529	71,172
Short Term Investments (Cost $63,704) 2.6%
Money Market Funds 2.6%
[b,c] Institutional Fiduciary Trust Portfolio, 0.90%	United States	63,704	63,704
Total Investments (Cost $3,120,794) 100.0%			2,457,567
Other Assets, less Liabilities 0.0%†			871
Net Assets 100.0%			$2,458,438

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt
SBA - Small Business Administration

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act o f 1 9 40 (1 940 Act ) a s an o pen -end management investment company, consisting of forty-five separate funds (Funds) and applies th e sp ecialized a ccoun tin g a nd reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Syst emat ic St y le Premia ETF's Schedule of Investments have been consolidated a nd include the accounts of the Fund, Franklin Liberty Sy stemat ic St y le Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty Systematic Style Premia ETF's investments in their FLSP Holdings Corpo ration (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment resu lt s t hat closely correspond, before fees and expenses, to the performance of each Fund's co rresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin Liberty Internatio nal Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Lib ert y Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Core Bond, Franklin Lib ert y U.S. Lo w Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Liberty Ultra Short Bond ETF, which are actively managed, t h us t h ey are not designed to track an index.

On November 19, 2021, the Franklin Liberty Federal Tax-Free Bond ETF’s Board of Trustees, approved a proposal to change t h e name of the Fund to Franklin Municipal Green Bond ETF, effective May 3, 2022.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement d ate . Th e Fu nds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is o p en for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other m arket sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ Na t io nal Market System are valued at the last quoted sale price or the official closing price of the day, respe ctively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily t rad ed o r a s o f 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign ex chan ge ra te in ef f ect a t 4 p .m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple m arkets o r o n m ul t ip le ex changes a re valu ed according to the broadest and most representative market. Certain equit y securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services u se m ult iple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where su fficient market activity may not exist or is limited, the pricing services also utilize proprietary valuat ion m odels wh ich may co ns id er market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipat ed market in t erest ra t e volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique securit y f ea tu res in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Lib ert y H igh Yield C o rp orat e ETF,

Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF , Franklin Liberty Sen io r
Loan ETF and Franklin Liberty U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p . m . Ea stern t im e.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use v ario us techniques including industry standard option pricing models and proprietary discounted cash flow models to determine t h e f air value of those instruments. The Funds’ net benefit or obligation under the derivative contract, a s measured by the fair value of t h e contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or rea dily available. Under these procedures, the Funds primarily employ a market-based approach which may use rela ted o r co mparable assets or liabilities, recent transactions, market multiples, book values, and other relev ant in f o rmat ion f or t h e in v estment t o determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated f u tu re cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or durat io n o f any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such invest ment s, t h e f air values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p .m. East ern t im e. I n addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur bet ween the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the relia bilit y o f the value of a portfolio security held by the Fund. As a result, differences may arise between the value o f t he Fu nd s’ p ort fo lio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern tim e. Th e VC m on it ors price movements for significant events following the close of trading in foreign stock markets through a series of country specif ic market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange t rad ed f unds). Th ese p rice movements are measured against established trigger thresholds for each specific market proxy to assist in determining if a n ev ent has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. I f su ch a n ev ent occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non -business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the la st b u s in ess day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more o f t h e aff ilia ted fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not inv est for purposes of exercising a controlling influence over the management or policies. Du rin g t h e p erio d en ded Ju ne 3 0, 2 0 22 , investments in affilia ted management investment companies were as follows:

					Net Change in		Number of
	Value at			Realized	Unrealized	Value at	Shares
	Beginning			Gain	Appreciation	End of	Held at End	Investment
	of Period	Purchases	Sales	(Loss)	(Depreciation)	Period	of Period	Income

Franklin FTSE China ETF

Non-Controlled Affiliates							Income from securities loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$78,125	$364,480	$(417,955)	$-	$ -	$24,650	24,650	$87

Franklin FTSE Japan ETF

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$251,746	$7,749,995	$(7,931,896)	$-	$ -	$69,845	69,845	$-

Franklin FTSE Japan Hedged ETF

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$695,758	$2,867,822	$(3,547,246)	$-	$ -	$16,333	16,333	$-

Franklin FTSE United Kingdom ETF

Non-Controlled Affiliates							Income from securities loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$620,830	$7,704,733	$(8,059,198)	$-	$ -	$266,365	266,365	$280

Franklin Liberty U.S. Core Bond ETF

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$48,548,641	$152,663,828	$(177,879,879)	$-	$ -	$23,332,590	23,332,590	$-

Franklin Liberty U.S. Treasury Bond ETF

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$4,633,381	$55,768,293	$(43,492,597)	$-	$ -	$16,909,077	16,909,077	$(4,392,596)

Franklin Liberty Ultra Short Bond ETF

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$81,009	$481,287	$(387,735)	$-	$ -	$174,561	174,561	$-

Franklin LibertyQ U.S. Mid Cap Equity ETF

Non-Controlled Affiliates							Income from securities loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$10,850	$197,470	$(182,495)	$-	$ -	$25,825	25,825	$31

Franklin LibertyQ U.S. Small Cap Equity
ETF

Non-Controlled Affiliates							Income from securities loaned
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$113,498	$276,615	$(337,763)	$-	$ -	$52,350	52,350	$37

Franklin Exponential Data ET

Non-Controlled Affiliates							Dividend Income
Institutional Fiduciary Trust Money Market
Portfolio 0.90%	$591	$87,522	$(24,409)	$-	$ -	$63,704	63,704	$ -

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent so u rces (o b servable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in d et ermin in g t h e v alu e o f t h e
Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels a re not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$35,036,816	$3517	$—	$35,040,333
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,956	$—	$—	$3,956

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,870,269	$—	$—	$24,870,269

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$312,203,064	$—	$—	$312,203,064
Liabilities:
Other Financial Instruments:
Futures Contracts	$499,888	$—	$—	$499,888

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$216,391,324	$—	$—	$216,391,324

Franklin FTSE China ETF	Level 1		Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$112,880,161	[c]	$32,388		$—	$112,912,549
Short Term Investments	24,650		—		—	24,650
Total Investments in Securities	$112,904,811		$32,388		$—	$112,937,199
Other Financial Instruments:
Futures Contracts	$18,901		$—		$—	$18,901

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$121,568,781		$—	$	—[c]	$121,568,781
Liabilities:
Other Financial Instruments:
Futures Contracts	$51,206		$—		$—	$51,206

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$14,368,647		$—	$	—[c]	$14,368,647
Other Financial Instruments:
Forward Exchange Contracts	$—		$847,986		$—	$847,986
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$145,572		$—	$145,572
Futures Contracts	6,496		—		—	6,496
Total Other Financial Instruments	$6,496		$145,572		$—	$152,068

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,450,607		$—		$—	$8,450,607

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$11,544,155		$—		$—	$11,544,155
Liabilities:
Other Financial Instruments:
Futures Contracts	$10,648		$—		$—	$10,648

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$13,404,880		$—		$—	$13,404,880
Other Financial Instruments:
Futures Contracts	$97		$—		$—	$97

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$50,721,002		$—		$—	$50,721,002
Liabilities:
Other Financial Instruments:
Futures Contracts	$913		$—		$—	$913

Franklin FTSE Italy ETF	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments [b]	$2,959,013	$—		$—	$2,959,013

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$707,868,207	$—		$—	$707,868,207
Short-Term Investments	69,845	—		—	69,845
Total Investments in Securities	$707,938,052	$—		$—	$707,938,052
Liabilities:
Other Financial Instruments:
Futures Contracts	$261,352	$—		$—	$261,352

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,636,140	$—		$—	$22,636,140
Short-Term Investments	16,333	—		—	16,333
Total Investments in Securities	$22,652,473	$—		$—	$22,652,473
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,345,830		$—	$1,345,830
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,469		$—	$7,469
Futures Contracts	8,880	—		—	8,880
Total Other Financial Instruments	$8,880	$7,469		$—	$16,349

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$36,029,294	$—		$—	$36,029,294
Liabilities:
Other Financial Instruments:
Futures Contracts	$5,023	$—		$—	$5,023

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,261,945	$—		$—	$9,261,945

Franklin FTSE Russia ETF
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$	—[c]	$—

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$3,601,338	$—		$—	$3,601,338

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$4,465,969	$—		$—	$4,465,969

Franklin FTSE South Korea ETF	Level 1		Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$50,599,821		$—		$—	$50,599,821
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,186		$—		$—	$2,186

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$47,740,988		$—		$—	$47,740,988
Liabilities:
Other Financial Instruments:
Futures Contracts	$22,808		$—		$—	$22,808

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments [b]	$35,177,153		$—		$—	$35,177,153
Liabilities:
Other Financial Instruments:
Futures Contracts	$14,215		$—		$—	$14,215

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$504,441,515	[c]	$—	$	—[c]	$504,441,515
Short-Term Investments	266,365		—		—	266,365
Total Investments in Securities	$504,707,880		$—		$—	$504,707,880
Liabilities:
Other Financial Instruments:
Futures Contracts	$78,644		$—		$—	$78,644

Franklin Liberty High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—		$186,155,197		$240	$186,155,437
Floating Rate Interests	—		8,148,414		—	8,148,414
Short Term Investments	—		7,135,000		—	7,135,000
Total Investments in Securities	$—		$201,438,611		$240	$201,438,851

Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities: [a]
Municipal Bonds	$—		$92,087,690		$—	$92,087,690

Franklin Liberty International Aggregate Bond ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—		$145,522,851		$—	$145,522,851
Corporate Bonds & Notes			10,038,347			10,038,347
Short Term Investments	—		10,140,000		—	10,140,000
Total Investments in Securities	$—		$165,701,198		$—	$165,701,198
Other Financial Instruments:
Forward Exchange Contracts	$—		$4,189,384		$—	$4,189,384
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$36,826		$—	$36,826

Franklin Liberty Investment Grade Corporate ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$816,720,509	$—	$816,720,509
U.S. Government & Agency Securities	—	5,707,891	—	5,707,891
Short Term Investments	—	33,950,000	—	33,950,000
Total Investments in Securities	$—	$856,378,400	$—	$856,378,400
Other Financial Instruments:
Futures Contracts	$468,113	$—	$—	$468,113

Franklin Municipal Green Bond ETF
Assets:
Investments in Securities: [a]
Municipal Bonds	$—	$109,893,776	$—	$109,893,776
Foreign Government and Agency Securities	—	84,227	—	84,227
Total Investments in Securities	$—	$109,978,003	$—	$109,978,003

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$4,350,564	$—	$4,350,564
Senior Floating Rate Interests	—	198,272,412	—	198,272,412
Asset-Backed Securities	—	1,905,619	—	1,905,619
Short Term Investments	—	8,705,000	—	8,705,000
Total Investments in Securities	$—	$213,233,595	$—	$213,233,595

Franklin Liberty Systematic Style Premia ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$49,644,228	$—	$—	$49,644,228
Other Financial Instruments:
Forward Exchange Contracts	$—	$408,974	$—	$408,974
Futures Contracts	1,243,616	—	—	1,243,616
Total Other Financial Instruments	$1,243,616	$408,974	$—	$1,652,590
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$418,922	$—	$418,922
Futures Contracts	2,391,442	—	—	2,391,442
Total Return Swaps	—	1,074,084	—	1,074,084
Total Other Financial Instruments	$2,391,442	$1,493,006	$—	$3,884,448

Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$339,055,150	$—	$339,055,150
U. S. Government & Agency Securities	—	675,067,094	—	675,067,094
Municipal Bonds	—	64,113,630	—	64,113,630
Mortgage-Backed Securities	—	284,982,617	—	284,982,617
Foreign Government and Agency Securities	—	30,644,266	—	30,644,266
Asset-Backed Securities	—	50,985,995	—	50,985,995
Short Term Investments	23,332,589	—	—	23,332,589
Total Investments in Securities	$23,332,589	$1,444,758,752	$—	$1,468,091,341
Liabilities:
Other Financial Instruments:
Credit Default Swap Contracts	$—	$111,035	$—	$111,035
Futures Contracts	134,538	—	—	134,538
Total Other Financial Instruments	$134,538	$111,035	$—	$245,573

Franklin Liberty U.S. Low Volatility ETF	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$122,312,136	$—		$—	$122,312,136
Short Term Investments	—	565,000		—	565,000
Total Investments in Securities	$122,312,136	$565,000		$—	$122,877,136

Franklin Liberty U.S. Treasury Bond ETF
Assets:
Investments in Securities: [a]
U.S. Government & Agency Securities	$—	$381,629,665		$—	$381,629,665
Short-Term Investments	16,909,077	—		—	16,909,077
Total Investments in Securities	$16,909,077	$381,629,665		$—	$398,538,742

Franklin Liberty Ultra Short Bond ETF
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$2,056,110		$—	$2,056,110
Asset-Backed Securities	—	200,932		—	200,932
Short-Term Investments	174,561	—		—	174,561
Total Investments in Securities	$174,561	$2,257,042		$—	$2,431,603

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$14,121,411	$—	$	—[c]	$14,121,411
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,196	$—		$—	$1,196

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$36,272,617	$—	$	—[c]	$36,272,617
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,632	$—		$—	$2,632

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$13,666,266	$—	$	—[c]	$13,666,266
Liabilities:
Other Financial Instruments:
Futures Contracts	$526	$—		$—	$526

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$20,195,260	$—		$—	$20,195,260
Other Financial Instruments:
Forward Exchange Contracts	$—	$709,939		$—	$709,939
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,280		$—	$3,280
Futures Contracts	3,379	—		—	3,379
Total Other Financial Instruments	$3,379	$3,280		$—	$6,659

Franklin LibertyQ U.S. Equity ETF	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$946,421,064		$—	$—	$946,421,064
Liabilities:
Other Financial Instruments:
Futures Contracts	$53,119		$—	$—	$53,119

Franklin LibertyQ U.S. Mid Cap Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$58,207,816	[c]	$—	$—	$58,207,816
Short Term Investments	25,825		—	—	25,825
Total Investments in Securities	$58,233,641		$—	$—	$58,233,641

Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$14,181,983	[c]	$—	$—	$14,181,983
Short Term Investments	52,350		—	—	52,350
Total Investments in Securities	$14,234,333		$—	$—	$14,234,333

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$10,964,981		$—	$—	$10,964,981

Franklin Genomic Advancements ETF					Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$10,922,307		$—	$—	$10,922,307

Franklin Intelligent Machines ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$6,570,108		$—	$—	$6,570,108

Franklin Exponential Data ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$2,393,863		$—	$—	$2,393,863
Short-Term Investments	63,704		—	—	63,704
Total Investments in Securities	$2,457,567		$—	$—	$2,457,567

aFor detailed categories, see the accompanying Schedules of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at June 30, 2022.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 a sset s and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:

Net Change
in Unrealized
Appreciation
								Net		(Depreciation)
	Balance at			Transfer	Transfer	Net	Net	Unrealized	Balance at	on
	Beginning of			into	Out of	Accretion	Realized	Appreciation	End of	Assets Held at
	Period	Purchases	Sales	Level 3	Level 3	(Amortization)	Gain (Loss)	(Depreciation)	Period	Period End
Franklin FTSE
Russia ETF
Assets:
Investments in
Securities:
Equity
Investments:	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Franklin
LibertyQ
Emerging
Markets ETF
Assets:
Investments in
Securities:
Equity
Investments:	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Franklin
LibertyQ Global
Equity ETF
Assets:
Investments in
Securities:
Equity
Investments:	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

5. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. C o lla teral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, a s d et ermin ed a t t h e close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a m o ne y mark et fund managed by Franklin Advisers, Inc., a n affiliate of the Funds. The Fund may receive income from t he in v est ment o f ca sh collateral, in addition to lending fees and rebates paid by the borrower.

6. TOTAL RETURN SWAPS

Franklin Liberty Systema tic Style Premia ETF entered into OTC MSFTLSSP tota l return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index o r b ask et o f securit ies o r indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return lin k ed t o an u nderly ing instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract , co nt ractually required pa yments to be paid or received are accrued daily and recorded as unrealized appre ciatio n o r d ep reciat ion u nt il t h e payments a re made, at which time they are recognized as realized gain or loss.

7. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with lim it ed liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-lin ked derivative investments consistent with the investment objective of the Fund. At June 30, 2022, the Franklin Lib ert y Sy st emat ic
Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Schedule of Investments. June
30, 2022, the net assets of the FLSP Holdings Corporation were $4,610,023, representing 6.12% of the Fund's co nsolid at ed n et assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.